Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)
Austria – 0.2%
Erste Group Bank A.G.	7,007	$284
Brazil – 8.0%
Ambev S.A. ADR*	618,784	1,733
Arcos Dorados Holdings, Inc., Class A	34,200	434
B3 S.A. - Brasil Bolsa Balcao	509,920	1,516
Banco BTG Pactual S.A.*	117,700	906
Embraer S.A.*	66,300	306
Hypera S.A.*	23,000	166
Localiza Rent a Car S.A.*	66,100	862
Lojas Renner S.A.*	100,900	360
MercadoLibre, Inc.*	962	1,512
NU Holdings Ltd., Class A*	119,700	997
Petroleo Brasileiro S.A. ADR (New York Exchange)	31,795	508
PRIO S.A.	33,100	313
Raia Drogasil S.A.	38,800	234
Smartfit Escola de Ginastica e Danca S.A.*	22,900	122
TIM S.A.	98,800	364
Vale S.A.	60,800	964
		11,297
China – 13.9%
Aier Eye Hospital Group Co. Ltd., Class A	33,300	74
Airtac International Group	2,000	66
ANTA Sports Products Ltd.	101,200	986
Baidu, Inc. ADR*	5,352	637
Baidu, Inc., Class A*	95,000	1,412
BYD Co. Ltd., Class H	22,000	605
China International Capital Corp. Ltd., Class H	281,200	412
Dongfeng Motor Group Co. Ltd., Class H	1,000,352	498
Eastroc Beverage Group Co. Ltd., Class A	15,300	393
Focus Media Information Technology Co. Ltd., Class A	312,200	279
JD.com, Inc. ADR	6,539	189
JD.com, Inc., Class A	37,750	544
KE Holdings, Inc. ADR	73,472	1,191
Kuaishou Technology*	85,100	575
Meituan, Class B*	27,320	288
MINISO Group Holding Ltd. ADR	26,600	543
NARI Technology Co. Ltd., Class A	102,239	321
NetEase, Inc.	34,800	646
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
China – 13.9%continued
New Oriental Education & Technology Group, Inc. ADR*	2,555	$187
Nongfu Spring Co. Ltd., Class H	29,800	172
PDD Holdings, Inc. ADR*	8,940	1,308
Proya Cosmetics Co. Ltd., Class A	13,800	193
Shenzhen Inovance Technology Co. Ltd., Class A	40,892	362
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,700	316
Tencent Holdings Ltd.	94,400	3,567
Topsports International Holdings Ltd.	479,394	373
Trip.com Group Ltd. ADR*	20,800	749
Want Want China Holdings Ltd.	902,740	545
Weichai Power Co. Ltd., Class H	128,000	214
WuXi AppTec Co. Ltd., Class A	53,500	551
XPeng, Inc. ADR*	31,108	454
Zijin Mining Group Co. Ltd., Class H	612,000	1,000
		19,650
Denmark – 0.3%
Novo Nordisk A/S, Class B	3,490	361
Egypt – 1.0%
Commercial International Bank - Egypt (CIB)	615,491	1,446
France – 0.4%
Hermes International S.C.A.	91	193
L'Oreal S.A.	709	353
		546
Greece – 0.6%
National Bank of Greece S.A.*	34,394	239
OPAP S.A.	34,825	591
		830
Hong Kong – 0.4%
AIA Group Ltd.	43,200	375
Techtronic Industries Co. Ltd.	20,500	245
		620
India – 17.1%
ABB India Ltd.	5,022	282
Ashok Leyland Ltd.	41,085	90
Asian Paints Ltd.	18,731	765
Axis Bank Ltd.	19,448	257
Bajaj Finance Ltd.	4,888	430
Bharat Electronics Ltd.	287,526	636
Central Depository Services India Ltd.	6,553	143

NORTHERN FUNDS QUARTERLY REPORT     0    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
India – 17.1%continued
CreditAccess Grameen Ltd.*	14,579	$280
DLF Ltd.	45,603	398
HDFC Bank Ltd.	110,546	2,268
HDFC Bank Ltd. ADR	11,700	785
HDFC Life Insurance Co. Ltd.	7,082	55
Hero MotoCorp Ltd.	42,947	2,134
Hindalco Industries Ltd.	81,080	598
ICICI Bank Ltd. ADR	46,149	1,100
Indian Hotels Co. Ltd.	164,960	868
Larsen & Toubro Ltd.	47,998	2,032
MakeMyTrip Ltd.*	10,340	486
Maruti Suzuki India Ltd.	7,417	918
Max Healthcare Institute Ltd.	52,015	428
PB Fintech Ltd.*	23,667	226
Polycab India Ltd.	12,358	813
Reliance Industries Ltd.	34,453	1,069
Siemens Ltd.	4,965	240
Sona Blw Precision Forgings Ltd.	25,133	194
Tata Consultancy Services Ltd.	76,422	3,480
Titan Co. Ltd.	9,655	426
Triveni Turbine Ltd.*	29,068	148
TVS Motor Co. Ltd.	36,696	892
Varun Beverages Ltd.	59,406	883
Zomato Ltd.*	635,511	942
		24,266
Indonesia – 3.6%
Astra International Tbk PT	3,629,454	1,330
Bank Central Asia Tbk PT	896,900	547
Bank Mandiri Persero Tbk PT	1,388,000	545
Bank Rakyat Indonesia Persero Tbk PT	3,134,600	1,162
Sumber Alfaria Trijaya Tbk PT	1,672,900	318
Telkom Indonesia Persero Tbk PT	4,835,100	1,241
		5,143
Italy – 0.2%
Ferrari N.V. (New York Exchange)	890	301
Japan – 0.2%
Disco Corp.	1,400	344
Malaysia – 0.4%
CIMB Group Holdings Bhd.	409,700	521
Mexico – 5.5%
Alfa S.A.B. de C.V., Class A	941,470	753
America Movil S.A.B. de C.V. ADR	69,834	1,293
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Mexico – 5.5%continued
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	77,300	$599
Corp. Inmobiliaria Vesta S.A.B. de C.V.	116,000	460
Fomento Economico Mexicano S.A.B. de C.V. ADR	5,880	767
Grupo Financiero Banorte S.A.B. de C.V., Class O	173,300	1,746
Wal-Mart de Mexico S.A.B. de C.V.	529,175	2,225
		7,843
Netherlands – 0.2%
ASM International N.V.	224	117
ASML Holding N.V.	154	116
		233
Peru – 1.8%
Cia de Minas Buenaventura S.A.A. ADR	70,504	1,074
Credicorp Ltd.	9,778	1,466
		2,540
Philippines – 0.5%
BDO Unibank, Inc.	201,058	473
International Container Terminal Services, Inc.	57,600	255
		728
Poland – 0.8%
Dino Polska S.A.*	5,954	697
Powszechny Zaklad Ubezpieczen S.A.	33,607	403
		1,100
Russia – 0.0%
Gazprom PJSC(2) (3) *	66,340	—
LUKOIL PJSC(2) (3)	9,885	—
Moscow Exchange MICEX-RTS PJSC(2)	426,740	—
		—
Saudi Arabia – 1.6%
Alinma Bank	35,851	370
Dr. Sulaiman Al Habib Medical Services Group Co.	1,877	142
Elm Co.	1,745	379
Leejam Sports Co. JSC	6,580	357
Riyadh Cables Group Co.	13,766	340
Saudi Arabian Oil Co.	74,886	659
		2,247
South Africa – 4.8%
Anglo American Platinum Ltd.	23,458	1,233

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
South Africa – 4.8%continued
Bid Corp. Ltd.	44,379	$1,035
Bidvest Group (The) Ltd.	123,722	1,710
Clicks Group Ltd.	12,274	219
FirstRand Ltd.	144,014	578
Naspers Ltd., Class N	1,004	172
Standard Bank Group Ltd.	95,524	1,085
Truworths International Ltd.	175,993	714
		6,746
South Korea – 13.2%
Amorepacific Corp.	7,520	843
DB Insurance Co. Ltd.	4,201	273
Hyundai Mobis Co. Ltd.	4,136	757
Hyundai Motor Co.	15,332	2,416
NAVER Corp.*	3,110	538
NCSoft Corp.	4,361	809
Orion Corp.	8,895	798
Samsung Biologics Co. Ltd.*	1,284	757
Samsung Electronics Co. Ltd.	151,867	9,237
SK Hynix, Inc.	20,895	2,281
		18,709
Taiwan – 10.1%
Accton Technology Corp.	52,000	881
Alchip Technologies Ltd.	8,300	879
ASE Technology Holding Co. Ltd.	66,000	289
Delta Electronics, Inc.	3,000	31
E Ink Holdings, Inc.	5,000	32
Hon Hai Precision Industry Co. Ltd.	404,796	1,377
MediaTek, Inc.	20,000	659
Nien Made Enterprise Co. Ltd.	12,500	144
Realtek Semiconductor Corp.	44,000	673
Taiwan Semiconductor Manufacturing Co. Ltd.	459,000	8,834
United Microelectronics Corp. ADR	38,920	329
Voltronic Power Technology Corp.	900	50
Wiwynn Corp.	2,000	118
		14,296
Thailand – 2.2%
Bumrungrad Hospital PCL NVDR	62,300	405
Central Pattana PCL NVDR	180,100	369
CP ALL PCL (Registered)	514,300	844
Kasikornbank PCL (Registered)	144,700	577
PTT Exploration & Production PCL (Registered)	85,400	374
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.8% (1)continued
Thailand – 2.2%continued
PTT Exploration & Production PCL NVDR	114,200	$497
WHA Corp. PCL NVDR	377,700	58
		3,124
United Arab Emirates – 2.7%
Aldar Properties PJSC	421,179	613
Emaar Properties PJSC	1,361,034	2,934
Salik Co. PJSC	404,999	343
		3,890
United Kingdom – 0.3%
BAE Systems PLC	30,955	438
United States – 3.7%
Cadence Design Systems, Inc.*	880	240
Cognizant Technology Solutions Corp., Class A	1,200	90
Globant S.A.*	735	175
Linde PLC	1,025	421
Meta Platforms, Inc., Class A*	1,300	460
Microsoft Corp.	1,955	735
NVIDIA Corp.	2,540	1,258
Parade Technologies Ltd.	10,000	389
Tenaris S.A. ADR	42,372	1,473
		5,241
Zambia – 0.1%
First Quantum Minerals Ltd.	22,200	182
Total Common Stocks
(Cost $111,650)		132,926

PREFERRED STOCKS – 2.3% (1)
Brazil – 1.9%
Itau Unibanco Holding S.A. ADR, 2.50%*	392,855	2,730
South Korea – 0.4%
Samsung Electronics Co. Ltd., 2.65%(4)	9,755	471
Total Preferred Stocks
(Cost $2,107)		3,201

RIGHTS – 0.0%
Brazil – 0.0%
Localiza Rent a Car S.A.*	237	1
Total Rights
(Cost $—)		1

NORTHERN FUNDS QUARTERLY REPORT     2    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.4%
iShares Core S&P 500 ETF	3,400	$1,624
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(5) (6)	4,671,513	4,672
Total Investment Companies
(Cost $6,233)		6,296

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.21%, 4/11/24(7) (8)	$80	$79
Total Short-Term Investments
(Cost $79)		79

Total Investments – 100.6%
(Cost $120,069)		142,503
Liabilities less Other Assets – (0.6%)		(814)
Net Assets – 100.0%		$141,689

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC	11/29/21-12/21/21	$301
LUKOIL PJSC	4/26/21-1/18/22	785

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2023 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	45	$2,326	Long	3/24	$65
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	23.0%
Indian Rupee	15.5
Korean Won	13.5
Taiwan Dollar	10.2
Hong Kong Dollar	8.8
All other currencies less than 5%	29.6
Total Investments	100.6
Liabilities less Other Assets	(0.6)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$5,184	$6,113	$—	$11,297
China	5,258	14,392	—	19,650
Egypt	1,446	—	—	1,446
India	2,371	21,895	—	24,266
Italy	301	—	—	301
Mexico	7,843	—	—	7,843
Peru	2,540	—	—	2,540
Saudi Arabia	2,247	—	—	2,247
Taiwan	329	13,967	—	14,296
United States	4,852	389	—	5,241
Zambia	182	—	—	182
All Other Countries(1)	—	43,617	—	43,617
Total Common Stocks	32,553	100,373	—	132,926
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks:
Brazil	$2,730	$—	$—	$2,730
South Korea	—	471	—	471
Total Preferred Stocks	2,730	471	—	3,201
Rights	1	—	—	1
Investment Companies	6,296	—	—	6,296
Short-Term Investments	—	79	—	79
Total Investments	$41,580	$100,923	$—	$142,503
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$65	$—	$—	$65

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,597	$112,080	$111,005	$174	$4,672	$4,671,513
NORTHERN FUNDS QUARTERLY REPORT     4    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)
Australia – 0.8%
AGL Energy Ltd.	29,777	$193
ALS Ltd.	21,953	192
Beach Energy Ltd.	179,474	195
Champion Iron Ltd.	42,080	239
Charter Hall Group	24,376	199
CSR Ltd.	48,724	219
GrainCorp. Ltd., Class A	32,453	161
JB Hi-Fi Ltd.	7,722	279
OceanaGold Corp.	140,759	270
Rio Tinto PLC	6,346	471
Seven Group Holdings Ltd.	16,084	403
Super Retail Group Ltd.	28,009	300
Technology One Ltd.	31,611	330
Ventia Services Group Pty. Ltd.	102,574	219
		3,670
Austria – 0.6%
ams-OSRAM A.G.*	178,777	451
Erste Group Bank A.G.	28,460	1,155
Mondi PLC	45,541	890
		2,496
Belgium – 0.7%
Ageas S.A./N.V.	18,994	826
Anheuser-Busch InBev S.A./N.V.	25,850	1,670
Proximus S.A.DP	55,690	523
		3,019
Brazil – 2.2%
Atacadao S.A.	217,457	555
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	46,854	716
MercadoLibre, Inc.*	4,583	7,202
Telefonica Brasil S.A.	96,803	1,064
Ultrapar Participacoes S.A.	50,230	272
		9,809
Burkina Faso – 0.1%
Endeavour Mining PLC	27,997	629
Canada – 5.1%
Alamos Gold, Inc., Class A	30,630	412
Alimentation Couche-Tard, Inc.	16,497	972
ARC Resources Ltd.	29,957	445
ATS Corp.*	6,336	273
Barrick Gold Corp.	53,021	958
Boardwalk Real Estate Investment Trust	8,055	434
Bombardier, Inc., Class B*	4,999	201
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Canada – 5.1%continued
Canadian Natural Resources Ltd.	38,989	$2,554
Canadian Pacific Kansas City Ltd.	86,198	6,815
Canadian Pacific Kansas City Ltd. (Toronto Exchange)	15,147	1,198
Celestica, Inc.*	24,811	727
Dundee Precious Metals, Inc.	44,670	286
Element Fleet Management Corp.	18,527	301
EQB, Inc.	3,668	242
Finning International, Inc.	16,231	469
Headwater Exploration, Inc.	64,758	305
Kinaxis, Inc.*	1,599	179
NuVista Energy Ltd.*	29,859	249
Parex Resources, Inc.	15,764	297
Shopify, Inc., Class A*	21,821	1,700
Stella-Jones, Inc.	7,368	429
Superior Plus Corp.	23,562	171
Thomson Reuters Corp.	19,731	2,885
TransAlta Corp.	18,308	152
Tricon Residential, Inc.	23,121	210
Whitecap Resources, Inc.	40,534	271
		23,135
Chile – 0.0%
Lundin Mining Corp.	22,523	184
China – 0.4%
Alibaba Group Holding Ltd.	60,201	582
Baidu, Inc., Class A*	7,476	111
Dongfeng Motor Group Co. Ltd., Class H	447,848	223
Tencent Holdings Ltd.	19,900	752
		1,668
Denmark – 2.1%
Bavarian Nordic A/S*	10,553	278
ISS A/S	10,338	197
Jyske Bank A/S (Registered)	4,679	335
Novo Nordisk A/S, Class B	78,851	8,156
Pandora A/S	2,722	376
ROCKWOOL A/S, Class B	849	249
		9,591
Finland – 0.3%
Konecranes OYJ	7,604	342
Nokia OYJ	199,550	686
TietoEVRY OYJ (Cboe DXE Exchange)	7,383	176
		1,204

EQUITY FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
France – 9.8%
Accor S.A.	10,012	$383
Air Liquide S.A.	4,816	937
Alstom S.A.	142,895	1,924
Arkema S.A.	4,992	568
AXA S.A.	98,826	3,226
BNP Paribas S.A.	29,451	2,041
Carrefour S.A.	108,648	1,989
Cie de Saint-Gobain S.A.	18,889	1,397
Danone S.A.	32,728	2,123
Dassault Systemes S.E.	8,499	416
Eiffage S.A.	4,183	449
Elis S.A.	18,881	395
Engie S.A.	103,356	1,817
Ipsen S.A.	2,199	262
Kering S.A.	4,795	2,128
Klepierre S.A.	16,097	440
La Francaise des Jeux S.A.E.M.	5,056	184
L'Oreal S.A.	6,883	3,422
LVMH Moet Hennessy Louis Vuitton S.E.	4,897	3,972
Orange S.A.	90,707	1,032
Renault S.A.	25,345	1,037
Rexel S.A.	16,832	463
Safran S.A.	21,518	3,796
Societe Generale S.A.	50,320	1,342
Sopra Steria Group S.A.CA	2,199	481
SPIE S.A.	12,334	387
Technip Energies N.V.	12,638	295
Teleperformance S.E.	9,265	1,354
TotalEnergies S.E.	36,450	2,476
Valeo S.E.	89,085	1,377
Vallourec SACA*	21,441	333
Verallia S.A.	5,235	202
Vinci S.A.	7,503	942
Virbac S.A.CA	575	228
		43,818
Germany – 6.0%
adidas A.G.	7,040	1,432
AIXTRON S.E.	12,558	536
Allianz S.E. (Registered)	5,845	1,561
Aurubis A.G.	3,067	251
BASF S.E.	22,153	1,193
Bayer A.G. (Registered)	15,431	573
Bechtle A.G.	7,039	353
CECONOMY A.G.*	49,899	136
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Germany – 6.0%continued
Continental A.G.	8,200	$697
CTS Eventim A.G. & Co. KGaA	4,421	305
Daimler Truck Holding A.G.	32,907	1,236
Deutsche Telekom A.G. (Registered)	92,517	2,222
Encavis A.G.*	12,871	222
Evonik Industries A.G.	41,949	857
Freenet A.G.	11,809	330
Fresenius S.E. & Co. KGaA	34,418	1,068
GEA Group A.G.	7,888	328
Gerresheimer A.G.	2,921	304
Heidelberg Materials A.G.	17,625	1,575
HUGO BOSS A.G.	4,830	360
Infineon Technologies A.G.	12,763	532
KION Group A.G.	4,504	192
Mercedes-Benz Group A.G.	8,368	578
Rheinmetall A.G.	659	209
RTL Group S.A.	9,602	371
RWE A.G.	26,057	1,185
SAP S.E.	30,593	4,706
Scout24 S.E.	3,705	262
Siemens Healthineers A.G.(2)	43,331	2,518
SMA Solar Technology A.G.*	2,360	158
TAG Immobilien A.G.*	31,186	454
TeamViewer S.E.*	11,644	180
		26,884
Hong Kong – 1.0%
CK Asset Holdings Ltd.	134,159	671
Kerry Properties Ltd.	79,500	145
Link REIT	42,800	239
Prudential PLC	208,976	2,353
United Laboratories International Holdings (The) Ltd.	252,000	226
WH Group Ltd.(2)	982,829	634
		4,268
India – 1.1%
HDFC Bank Ltd.	71,022	1,457
ICICI Bank Ltd. ADR	141,103	3,364
		4,821
Ireland – 0.8%
AIB Group PLC	291	1
AIB Group PLC (London Exchange)	152,541	648
Bank of Ireland Group PLC	58,395	529

NORTHERN FUNDS QUARTERLY REPORT     6    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Ireland – 0.8%continued
Bank of Ireland Group PLC (London Stock Exchange)	75,112	$683
Dalata Hotel Group PLC	52,930	270
Glanbia PLC	21,986	361
Ryanair Holdings PLC ADR*	7,402	987
		3,479
Israel – 0.1%
Perion Network Ltd.*	14,782	456
Italy – 3.9%
Banco BPM S.p.A.	78,380	414
BPER Banca	223,380	747
Brunello Cucinelli S.p.A.	2,134	209
Buzzi S.p.A.	12,522	381
Coca-Cola HBC A.G. - CDI*	13,636	400
Enel S.p.A.	318,026	2,367
Eni S.p.A.	115,864	1,967
ERG S.p.A.	5,809	185
Ferrari N.V.	16,900	5,696
Iren S.p.A.	101,250	221
Leonardo S.p.A.	16,756	276
Saras S.p.A.	131,295	235
UniCredit S.p.A.	156,925	4,257
		17,355
Japan – 11.4%
Adastria Co. Ltd.	9,500	234
Advantest Corp.	79,600	2,741
Alfresa Holdings Corp.	22,043	374
Alps Alpine Co. Ltd.	54,839	476
Amada Co. Ltd.	57,440	597
Asics Corp.	7,100	221
BayCurrent Consulting, Inc.	6,200	217
BIPROGY, Inc.	8,000	250
Citizen Watch Co. Ltd.	36,100	215
Credit Saison Co. Ltd.	18,300	336
Daicel Corp.	37,300	360
Daido Steel Co. Ltd.	46,500	493
Daihen Corp.	6,700	306
Dai-ichi Life Holdings, Inc.	48,929	1,039
DeNA Co. Ltd.	24,690	241
DMG Mori Co. Ltd.	10,000	191
Ebara Corp.	5,600	330
Eisai Co. Ltd.	5,086	254
FANUC Corp.	63,700	1,874
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Japan – 11.4%continued
Fuji Soft, Inc.	8,100	$339
Fujikura Ltd.	36,500	280
Fuyo General Lease Co. Ltd.	2,800	243
Goldwin, Inc.	2,300	165
Hakuhodo DY Holdings, Inc.	49,010	374
Hino Motors Ltd.*	65,974	216
Hitachi Zosen Corp.	24,600	163
Honda Motor Co. Ltd.	31,573	326
Horiba Ltd.	3,400	265
INFRONEER Holdings, Inc.	30,500	303
Internet Initiative Japan, Inc.	25,600	522
Invincible Investment Corp.	532	230
Isuzu Motors Ltd.	64,174	823
J Front Retailing Co. Ltd.	26,400	240
Japan Airlines Co. Ltd.	26,983	531
Jeol Ltd.	7,400	323
JGC Holdings Corp.	49,160	566
Kaneka Corp.	6,800	172
KDX Realty Investment Corp.	153	174
Keyence Corp.	7,420	3,253
Kirin Holdings Co. Ltd.	57,883	847
Kubota Corp.	78,710	1,181
Lasertec Corp.	1,915	500
Makita Corp.	26,687	734
Mebuki Financial Group, Inc.	98,400	298
Mitsubishi Estate Co. Ltd.	59,960	824
Mitsubishi Gas Chemical Co., Inc.	35,600	570
Mitsubishi UFJ Financial Group, Inc.	120,464	1,037
Morinaga Milk Industry Co. Ltd.	10,200	197
MS&AD Insurance Group Holdings, Inc.	30,895	1,212
Murata Manufacturing Co. Ltd.	95,700	2,021
Nakanishi, Inc.	13,700	230
Nichicon Corp.	21,600	198
Nikon Corp.	33,346	329
Nippon Accommodations Fund, Inc.	41	175
Nippon Television Holdings, Inc.	30,662	334
Nissan Motor Co. Ltd.	228,408	892
Nissui Corp.	57,000	307
Nomura Holdings, Inc.	67,503	304
Ono Pharmaceutical Co. Ltd.	35,028	626
Park24 Co. Ltd.*	22,600	289
Rengo Co. Ltd.	47,500	316
Resona Holdings, Inc.	143,267	726

EQUITY FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Japan – 11.4%continued
Resorttrust, Inc.	11,400	$197
Round One Corp.	55,300	218
Sankyo Co. Ltd.	6,700	390
Sankyu, Inc.	6,000	220
Santen Pharmaceutical Co. Ltd.	33,300	331
Sanwa Holdings Corp.	23,200	351
Seven & i Holdings Co. Ltd.	26,000	1,030
Shimamura Co. Ltd.	2,800	313
Socionext, Inc.	8,500	153
Stanley Electric Co. Ltd.	27,509	515
Subaru Corp.	35,892	655
Sumitomo Bakelite Co. Ltd.	4,600	241
Sumitomo Electric Industries Ltd.	68,603	871
Sumitomo Forestry Co. Ltd.	9,200	273
Sumitomo Heavy Industries Ltd.	16,743	421
Sumitomo Mitsui Financial Group, Inc.	11,500	560
Sumitomo Mitsui Trust Holdings, Inc.	61,594	1,181
Sumitomo Rubber Industries Ltd.	38,801	420
T&D Holdings, Inc.	90,151	1,431
Taiheiyo Cement Corp.	15,871	326
Takeda Pharmaceutical Co. Ltd.	74,822	2,148
Takeuchi Manufacturing Co. Ltd.	9,900	300
THK Co. Ltd.	28,406	555
Tokai Carbon Co. Ltd.	24,700	179
Tokyo Seimitsu Co. Ltd.	6,200	379
Tokyo Tatemono Co. Ltd.	18,000	269
Tokyu Fudosan Holdings Corp.	29,300	186
Toyo Suisan Kaisha Ltd.	6,400	330
Toyo Tire Corp.	18,300	305
Toyoda Gosei Co. Ltd.	13,200	247
Tsuruha Holdings, Inc.	6,197	567
Yamaguchi Financial Group, Inc.	33,500	299
Yamato Holdings Co. Ltd.	53,150	981
		51,246
Jersey – 0.1%
Arcadium Lithium PLC - CDI*	29,903	228
Jordan – 0.1%
Hikma Pharmaceuticals PLC	12,353	282
Macau – 0.0%
MGM China Holdings Ltd.*	131,200	166
Malaysia – 0.1%
CIMB Group Holdings Bhd.	387,579	493
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Mexico – 0.1%
Fresnillo PLC	42,029	$318
Netherlands – 7.2%
ABN AMRO Bank N.V. - C.V.A.	73,363	1,102
Adyen N.V.*	3,937	5,075
Akzo Nobel N.V.	24,345	2,012
ASM International N.V.	7,892	4,110
ASML Holding N.V.	1,831	1,382
ASML Holding N.V. (Registered)	5,065	3,834
ASR Nederland N.V.	9,239	437
BE Semiconductor Industries N.V.	3,227	486
Euronext N.V.	3,013	262
Fugro N.V.*	20,160	386
ING Groep N.V.	178,714	2,675
Koninklijke Philips N.V.*	151,951	3,549
NN Group N.V.	25,955	1,027
OCI N.V.	7,844	228
Pharming Group N.V.*	163,568	186
Shell PLC	102,685	3,336
Shell PLC (CBOE Exchange)	63,964	2,102
VEON Ltd. ADR*	6,908	136
		32,325
Norway – 0.1%
Norsk Hydro ASA	19,067	128
Seadrill Ltd.*	4,997	235
		363
Russia – 0.0%
Gazprom PJSC ADR(3) *	54,380	—
LUKOIL PJSC ADR(3) *	4,766	—
Mobile TeleSystems PJSC ADR(3) (4) *	64,508	—
Sberbank of Russia PJSC(3) (4)	186,456	—
		—
Singapore – 0.3%
Frasers Logistics & Commercial Trust	201,200	175
Sembcorp Industries Ltd.	97,500	392
United Overseas Bank Ltd.	44,800	964
		1,531
South Africa – 0.3%
Anglo American PLC	23,501	590
MTN Group Ltd.	71,706	452
Old Mutual Ltd.	705,486	504
		1,546

NORTHERN FUNDS QUARTERLY REPORT     8    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
South Korea – 2.9%
Classys, Inc.	10,235	$298
Coway Co. Ltd.	10,568	468
Dentium Co. Ltd.	2,813	285
Hankook Tire & Technology Co. Ltd.	14,778	519
Hanmi Pharm Co. Ltd.	1,019	279
HD Hyundai Electric Co. Ltd.	2,953	188
Hyundai Mobis Co. Ltd.	5,468	1,001
JYP Entertainment Corp.	3,013	236
KB Financial Group, Inc.	29,833	1,248
KT Corp. ADR	68,833	925
LEENO Industrial, Inc.	1,221	191
LOTTE Fine Chemical Co. Ltd.	4,592	206
NongShim Co. Ltd.	503	159
Samsung Electronics Co. Ltd.	69,968	4,255
Samsung Engineering Co. Ltd.*	14,010	314
Shinhan Financial Group Co. Ltd.	43,277	1,345
SK Hynix, Inc.	7,892	862
SOLUM Co. Ltd.*	11,265	238
Youngone Corp.	5,315	188
		13,205
Spain – 1.4%
Acerinox S.A.	26,056	306
Aena S.M.E. S.A.	7,528	1,367
Amadeus IT Group S.A.	31,535	2,262
Bankinter S.A.	63,094	404
Cia de Distribucion Integral Logista Holdings S.A.	9,532	258
Iberdrola S.A.	72,475	948
Indra Sistemas S.A.	14,412	223
Laboratorios Farmaceuticos Rovi S.A.	4,560	304
Merlin Properties Socimi S.A.	38,704	429
		6,501
Sweden – 2.8%
Assa Abloy AB, Class B	19,981	576
Atlas Copco AB, Class A	144,218	2,483
Avanza Bank Holding AB	10,072	233
Evolution AB	50,213	6,010
Loomis AB	6,471	172
Sandvik AB	4,659	101
SKF AB, Class B	69,694	1,392
Storskogen Group AB, Class B	187,764	174
Telefonaktiebolaget LM Ericsson, Class B	157,612	996
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
Sweden – 2.8%continued
Trelleborg AB, Class B	10,567	$354
Wihlborgs Fastigheter AB	28,147	265
		12,756
Switzerland – 3.9%
Accelleron Industries A.G.	7,039	220
Adecco Group A.G. (Registered)	28,125	1,384
Baloise Holding A.G. (Registered)	1,286	202
Bucher Industries A.G. (Registered)	471	198
Cie Financiere Richemont S.A., Class A (Registered)	7,302	1,007
Flughafen Zurich A.G. (Registered)	1,241	259
Galenica A.G.	4,567	395
Julius Baer Group Ltd.	4,675	263
Logitech International S.A. (Registered)	1,523	145
Novartis A.G. (Registered)	37,545	3,791
PSP Swiss Property A.G. (Registered)	3,623	507
Sandoz Group A.G.*	4,641	150
Siegfried Holding A.G. (Registered)*	415	424
Sulzer A.G. (Registered)	3,292	336
Swatch Group (The) A.G. (Bearer)	4,025	1,097
Swissquote Group Holding S.A. (Registered)	1,711	417
Temenos A.G. (Registered)	17,172	1,603
UBS Group A.G. (Registered)	159,229	4,946
		17,344
Taiwan – 0.2%
Catcher Technology Co. Ltd.	85,376	539
Hon Hai Precision Industry Co. Ltd.	165,931	564
		1,103
Thailand – 0.2%
Kasikornbank PCL (Registered)	120,364	480
Kasikornbank PCL NVDR	162,445	642
		1,122
United Kingdom – 13.8%
4imprint Group PLC	4,893	284
AstraZeneca PLC	42,286	5,695
Babcock International Group PLC	74,409	374
BAE Systems PLC	304,073	4,302
Balfour Beatty PLC	62,567	264
Barclays PLC	1,334,090	2,599
Beazley PLC	37,387	248
Berkeley Group Holdings PLC	12,869	767
BP PLC	749,005	4,426

EQUITY FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
United Kingdom – 13.8%continued
British American Tobacco PLC	116,461	$3,399
British Land (The) Co. PLC	116,634	591
BT Group PLC	483,669	760
Bunzl PLC	40,066	1,626
Burberry Group PLC	34,857	633
CK Hutchison Holdings Ltd.	142,759	768
Compass Group PLC	127,807	3,492
Computacenter PLC	12,503	444
ConvaTec Group PLC	83,527	260
Croda International PLC	6,068	390
CVS Group PLC	11,159	239
DCC PLC	2,662	195
Diageo PLC	57,839	2,100
Dowlais Group PLC	134,686	183
Drax Group PLC	26,194	164
Dunelm Group PLC	11,916	166
easyJet PLC*	166,155	1,079
Harbour Energy PLC	48,846	192
IG Group Holdings PLC	32,482	316
IMI PLC	11,017	236
Inchcape PLC	32,198	293
J Sainsbury PLC	122,732	472
JET2 PLC	13,730	218
Kingfisher PLC	384,900	1,191
Land Securities Group PLC	53,991	483
Legal & General Group PLC	345,688	1,102
LondonMetric Property PLC	91,145	222
Man Group PLC/Jersey	102,631	304
Marks & Spencer Group PLC	123,086	427
Moneysupermarket.com Group PLC	78,420	279
NatWest Group PLC	245,785	686
OSB Group PLC	57,177	337
Playtech PLC*	30,723	175
QinetiQ Group PLC	48,834	192
Reckitt Benckiser Group PLC	38,671	2,668
RELX PLC	11,956	474
RELX PLC (London Stock Exchange)	26,300	1,041
Rolls-Royce Holdings PLC*	1,163,701	4,432
Safestore Holdings PLC	28,003	314
Sage Group (The) PLC	274,100	4,089
Segro PLC	44,628	502
Serco Group PLC	156,475	322
Spectris PLC	5,462	262
Standard Chartered PLC	180,688	1,528
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.2% (1)continued
United Kingdom – 13.8%continued
Tate & Lyle PLC	21,655	$182
Taylor Wimpey PLC	137,456	257
Tritax Big Box REIT PLC	104,933	225
Unilever PLC	36,427	1,763
Virgin Money UK PLC	96,625	202
Weir Group (The) PLC	9,074	218
WPP PLC	123,392	1,173
		62,225
United States – 15.3%
Accenture PLC, Class A	11,706	4,108
Aon PLC, Class A	22,500	6,548
Arch Capital Group Ltd.*	44,246	3,286
Atlassian Corp., Class A*	23,987	5,706
CSL Ltd.	3,519	686
EPAM Systems, Inc.*	7,269	2,161
Experian PLC	107,023	4,361
Ferguson PLC	21,135	4,054
Globant S.A.*	3,760	895
GSK PLC	220,797	4,078
Holcim A.G.*	10,535	827
ICON PLC*	37,123	10,508
IMAX Corp.*	9,812	147
International Game Technology PLC	9,703	266
Linde PLC	6,771	2,781
Medtronic PLC	26,795	2,207
Nestle S.A. (Registered)	28,214	3,266
Roche Holding A.G. (Genusschein)	9,038	2,620
Sanofi S.A.	13,391	1,328
Schneider Electric S.E.	13,208	2,660
STERIS PLC	14,801	3,254
Waste Connections, Inc.	19,958	2,979
		68,726
Total Common Stocks
(Cost $329,211)		427,966

PREFERRED STOCKS – 1.0% (1)
Brazil – 0.5%
Banco Bradesco S.A. ADR*	495,469	1,734
Raizen S.A., 0.66%(5)	694,000	575
		2,309

NORTHERN FUNDS QUARTERLY REPORT     10    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.0% (1)continued
Germany – 0.5%
Henkel A.G. & Co. KGaA, 2.57%(5)	10,190	$819
Volkswagen A.G., 8.25%(5)	9,940	1,227
		2,046
Total Preferred Stocks
(Cost $3,760)		4,355

INVESTMENT COMPANIES – 3.2%
iShares Core MSCI EAFE ETF	4,697	330
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(6) (7)	13,647,611	13,648
Vanguard FTSE Developed Markets ETF	5,336	256
Total Investment Companies
(Cost $14,179)		14,234

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.25%, 4/11/24(8) (9)	$235	$232
Total Short-Term Investments
(Cost $232)		232

Total Investments – 99.4%
(Cost $347,382)		446,787
Other Assets less Liabilities – 0.6%		2,496
Net Assets – 100.0%		$449,283

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to approximately $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	$498
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2023 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	62	$6,982	Long	3/24	$224
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	29.7%
United States Dollar	19.2
British Pound	18.3
Japanese Yen	11.4
Swiss Franc	5.5
All other currencies less than 5%	15.3
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%

EQUITY FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$270	$3,400	$—	$3,670
Brazil	7,202	2,607	—	9,809
Burkina Faso	629	—	—	629
Canada	23,135	—	—	23,135
Chile	184	—	—	184
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
India	$3,364	$1,457	$—	$4,821
Ireland	988	2,491	—	3,479
Israel	456	—	—	456
Jersey	228	—	—	228
Netherlands	3,970	28,355	—	32,325
South Korea	925	12,280	—	13,205
United States	44,846	23,880	—	68,726
All Other Countries(1)	—	267,299	—	267,299
Total Common Stocks	86,197	341,769	—	427,966
Preferred Stocks:
Brazil	1,734	575	—	2,309
Germany	—	2,046	—	2,046
Total Preferred Stocks	1,734	2,621	—	4,355
Investment Companies	14,234	—	—	14,234
Short-Term Investments	—	232	—	232
Total Investments	$102,165	$344,622	$—	$446,787
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$224	$—	$—	$224

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$19,399	$159,390	$165,141	$694	$13,648	$13,647,611
NORTHERN FUNDS QUARTERLY REPORT     12    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)
Brazil – 4.0%
Ambev S.A.*	931,060	$2,625
Atacadao S.A.	128,900	329
B3 S.A. - Brasil Bolsa Balcao	1,142,995	3,399
Banco Bradesco S.A.*	316,677	991
Banco BTG Pactual S.A.*	231,800	1,784
Banco do Brasil S.A.	169,044	1,931
Banco Santander Brasil S.A.	70,236	462
BB Seguridade Participacoes S.A.	137,901	954
CCR S.A.	200,200	583
Centrais Eletricas Brasileiras S.A.	238,300	2,053
Cia de Saneamento Basico do Estado de Sao Paulo S.A.B.ESP*	67,371	1,029
Cia Siderurgica Nacional S.A.	130,290	519
Cosan S.A.	226,788	887
CPFL Energia S.A.	39,800	315
Energisa S/A	43,000	476
Eneva S.A.*	163,900	458
Engie Brasil Energia S.A.	40,147	374
Equatorial Energia S.A.(A Bolsa do Brasil Exchange)	203,107	1,493
Hapvida Participacoes e Investimentos S.A.*	962,384	877
Hypera S.A.*	75,058	543
Klabin S.A.	140,441	642
Localiza Rent a Car S.A.*	179,914	2,346
Lojas Renner S.A.*	192,346	686
Magazine Luiza S.A.*	581,800	264
Natura & Co. Holding S.A.*	177,601	610
Petroleo Brasileiro S.A.	731,134	5,846
PRIO S.A.	156,800	1,481
Raia Drogasil S.A.	253,827	1,532
Rede D'Or Sao Luiz S.A.*	114,800	676
Rumo S.A.	255,594	1,206
Sendas Distribuidora S/A	271,154	745
Suzano S.A.*	156,185	1,776
Telefonica Brasil S.A.	82,473	907
TIM S.A.	155,595	574
TOTVS S.A.*	96,955	670
Ultrapar Participacoes S.A.	142,648	772
Vale S.A.	668,413	10,599
Vibra Energia S.A.*	229,300	1,072
WEG S.A.	329,748	2,562
		57,048
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Cayman Islands – 0.0%
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	$—
Chile – 0.4%
Banco de Chile	8,952,501	1,052
Banco de Credito e Inversiones S.A.	14,257	386
Banco Santander Chile	12,996,328	634
Cencosud S.A.	260,964	490
Cia Sud Americana de Vapores S.A.	3,271,831	201
Empresas CMPC S.A.	212,116	409
Empresas Copec S.A.	80,019	582
Enel Americas S.A.	4,233,397	469
Enel Chile S.A.	5,153,529	333
Falabella S.A.*	177,706	444
Latam Airlines Group S.A.*	37,532,161	407
		5,407
China – 25.6%
360 Security Technology, Inc., Class A*	89,800	114
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	64
3peak, Inc., Class A	1,475	30
3SBio, Inc.*	379,000	365
AAC Technologies Holdings, Inc.	131,000	389
Accelink Technologies Co. Ltd., Class A	11,600	46
ACM Research Shanghai, Inc., Class A	3,200	47
Advanced Micro-Fabrication Equipment, Inc. China, Class A	7,398	160
AECC Aero-Engine Control Co. Ltd., Class A	19,700	55
AECC Aviation Power Co. Ltd., Class A	23,400	123
Agricultural Bank of China Ltd., Class A	1,012,900	520
Agricultural Bank of China Ltd., Class H	5,445,367	2,093
Aier Eye Hospital Group Co. Ltd., Class A	99,776	222
AIMA Technology Group Co. Ltd., Class A	12,600	44
Air China Ltd., Class A*	125,200	130
Air China Ltd., Class H*	406,705	257
Airtac International Group	27,765	912
Akeso, Inc.*	101,000	599
Alibaba Group Holding Ltd.	3,195,480	30,882
Alibaba Health Information Technology Ltd.*	1,064,000	576
Aluminum Corp. of China Ltd., Class A	145,900	116
Aluminum Corp. of China Ltd., Class H	803,435	402

EQUITY FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Amlogic Shanghai Co. Ltd., Class A	6,175	$54
Angel Yeast Co. Ltd., Class A	9,100	45
Anhui Conch Cement Co. Ltd., Class A	47,700	152
Anhui Conch Cement Co. Ltd., Class H	232,575	541
Anhui Gujing Distillery Co. Ltd., Class A	5,400	177
Anhui Gujing Distillery Co. Ltd., Class B	21,200	322
Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,280	31
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	21,800	50
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	61
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	89
Anjoy Foods Group Co. Ltd., Class A	4,100	61
Anker Innovations Technology Co. Ltd., Class A	4,100	51
ANTA Sports Products Ltd.	250,432	2,441
Apeloa Pharmaceutical Co. Ltd., Class A	9,400	20
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	11,600	43
ASR Microelectronics Co. Ltd., Class A*	4,133	41
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	71
Autobio Diagnostics Co. Ltd., Class A	8,000	64
Autohome, Inc. ADR	13,624	382
Avary Holding Shenzhen Co. Ltd., Class A	23,000	72
AVIC Industry-Finance Holdings Co. Ltd., Class A	128,200	56
AviChina Industry & Technology Co. Ltd., Class H	403,313	173
AVICOPTER PLC, Class A	9,300	50
BAIC BluePark New Energy Technology Co. Ltd., Class A*	53,800	46
Baidu, Inc., Class A*	442,832	6,581
Bank of Beijing Co. Ltd., Class A	267,900	171
Bank of Changsha Co. Ltd., Class A	50,200	48
Bank of Chengdu Co. Ltd., Class A	35,500	56
Bank of China Ltd., Class A	427,900	241
Bank of China Ltd., Class H	15,600,652	5,936
Bank of Communications Co. Ltd., Class A	467,300	378
Bank of Communications Co. Ltd., Class H	1,728,117	1,082
Bank of Hangzhou Co. Ltd., Class A	81,220	115
Bank of Jiangsu Co. Ltd., Class A	202,344	191
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Bank of Nanjing Co. Ltd., Class A	129,396	$135
Bank of Ningbo Co. Ltd., Class A	72,850	206
Bank of Shanghai Co. Ltd., Class A	168,471	142
Bank of Suzhou Co. Ltd., Class A	26,200	24
Baoshan Iron & Steel Co. Ltd., Class A	269,496	226
BeiGene Ltd.*	135,734	1,891
Beijing Dabeinong Technology Group Co. Ltd., Class A	40,700	34
Beijing Easpring Material Technology Co. Ltd., Class A	6,500	35
Beijing E-Hualu Information Technology Co. Ltd., Class A*	10,200	45
Beijing Enlight Media Co. Ltd., Class A	44,400	51
Beijing Enterprises Holdings Ltd.	88,271	307
Beijing Enterprises Water Group Ltd.	833,886	186
Beijing Kingsoft Office Software, Inc., Class A	5,789	258
Beijing New Building Materials PLC, Class A	20,100	66
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	15,500	42
Beijing Roborock Technology Co. Ltd., Class A	1,353	54
Beijing Shiji Information Technology Co. Ltd., Class A*	17,680	24
Beijing Tiantan Biological Products Corp. Ltd., Class A	13,200	58
Beijing Tongrentang Co. Ltd., Class A	17,800	135
Beijing United Information Technology Co. Ltd., Class A	8,199	25
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,158	119
Beijing Yanjing Brewery Co. Ltd., Class A	23,100	28
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	589,000	408
Bethel Automotive Safety Systems Co. Ltd., Class A	5,800	57
Betta Pharmaceuticals Co. Ltd., Class A	6,300	46
BGI Genomics Co. Ltd., Class A	900	6
Bilibili, Inc., Class Z*	38,611	468
Bloomage Biotechnology Corp. Ltd., Class A	4,950	47
BOC Aviation Ltd.	37,000	283
BOC International China Co. Ltd., Class A	28,600	41

NORTHERN FUNDS QUARTERLY REPORT     14    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
BOE Technology Group Co. Ltd., Class A	372,400	$205
Bosideng International Holdings Ltd.	698,000	313
Brilliance China Automotive Holdings Ltd.	550,000	306
BTG Hotels Group Co. Ltd., Class A*	18,600	41
BYD Co. Ltd., Class A	20,000	558
BYD Co. Ltd., Class H	206,199	5,666
BYD Electronic International Co. Ltd.	150,500	704
By-health Co. Ltd., Class A	24,200	58
C&D International Investment Group Ltd.	138,327	294
Caitong Securities Co. Ltd., Class A	58,910	64
Cambricon Technologies Corp. Ltd., Class A*	4,731	90
Canmax Technologies Co. Ltd., Class A	11,440	41
Cathay Biotech, Inc., Class A	7,200	56
CECEP Solar Energy Co. Ltd., Class A	45,600	36
CECEP Wind-Power Corp., Class A	100,620	43
CETC Cyberspace Security Technology Co. Ltd., Class A	12,900	41
CGN Power Co. Ltd., Class A	120,800	53
CGN Power Co. Ltd., Class H	2,056,000	537
Changchun High & New Technology Industry Group, Inc., Class A	5,100	105
Changjiang Securities Co. Ltd., Class A	97,000	73
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,100	76
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	113
Chengxin Lithium Group Co. Ltd., Class A	8,300	27
Chifeng Jilong Gold Mining Co. Ltd., Class A*	25,500	50
China Baoan Group Co. Ltd., Class A	38,400	64
China Cinda Asset Management Co. Ltd., Class H	1,881,000	188
China CITIC Bank Corp. Ltd., Class H	1,772,286	834
China Coal Energy Co. Ltd., Class H	423,000	384
China Communications Services Corp. Ltd., Class H	409,035	169
China Construction Bank Corp., Class A	102,900	94
China Construction Bank Corp., Class H	18,906,693	11,311
China CSSC Holdings Ltd., Class A	56,000	232
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
China Eastern Airlines Corp. Ltd., Class A*	145,900	$80
China Energy Engineering Corp. Ltd., Class A	430,300	128
China Everbright Bank Co. Ltd., Class A	562,500	230
China Everbright Bank Co. Ltd., Class H	510,000	151
China Everbright Environment Group Ltd.	750,629	244
China Feihe Ltd.	641,000	350
China Film Co. Ltd., Class A*	28,100	48
China Galaxy Securities Co. Ltd., Class A	66,700	113
China Galaxy Securities Co. Ltd., Class H	626,500	331
China Gas Holdings Ltd.	539,095	532
China Great Wall Securities Co. Ltd., Class A	36,100	41
China Greatwall Technology Group Co. Ltd., Class A	30,000	43
China Hongqiao Group Ltd.	430,500	353
China International Capital Corp. Ltd., Class A	32,300	173
China International Capital Corp. Ltd., Class H	294,800	432
China Jushi Co. Ltd., Class A	51,222	71
China Life Insurance Co. Ltd., Class A	35,600	142
China Life Insurance Co. Ltd., Class H	1,456,544	1,882
China Literature Ltd.*	74,800	278
China Longyuan Power Group Corp. Ltd., Class H	670,473	508
China Medical System Holdings Ltd.	252,000	446
China Meheco Co. Ltd., Class A	22,960	36
China Mengniu Dairy Co. Ltd.*	620,870	1,679
China Merchants Bank Co. Ltd., Class A	243,879	960
China Merchants Bank Co. Ltd., Class H	766,933	2,670
China Merchants Energy Shipping Co. Ltd., Class A	109,700	91
China Merchants Port Holdings Co. Ltd.	288,067	392
China Merchants Securities Co. Ltd., Class A	91,910	177
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	94,300	127
China Minsheng Banking Corp. Ltd., Class A	466,840	246

EQUITY FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
China Minsheng Banking Corp. Ltd., Class H	1,226,154	$416
China National Building Material Co. Ltd., Class H	804,000	343
China National Chemical Engineering Co. Ltd., Class A	73,800	66
China National Medicines Corp. Ltd., Class A	11,400	46
China National Nuclear Power Co. Ltd., Class A	233,298	247
China National Software & Service Co. Ltd., Class A	10,400	53
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	128
China Oilfield Services Ltd., Class H	358,757	367
China Overseas Land & Investment Ltd.	755,195	1,338
China Overseas Property Holdings Ltd.	235,000	176
China Pacific Insurance Group Co. Ltd., Class A	72,400	242
China Pacific Insurance Group Co. Ltd., Class H	530,137	1,068
China Petroleum & Chemical Corp., Class A	389,100	306
China Petroleum & Chemical Corp., Class H	4,844,628	2,547
China Power International Development Ltd.	1,016,000	373
China Railway Group Ltd., Class A	257,500	207
China Railway Group Ltd., Class H	843,827	376
China Railway Signal & Communication Corp. Ltd., Class A	110,341	68
China Rare Earth Resources And Technology Co. Ltd., Class A	14,300	56
China Resources Beer Holdings Co. Ltd.	318,948	1,394
China Resources Gas Group Ltd.	184,858	605
China Resources Land Ltd.	631,432	2,278
China Resources Microelectronics Ltd., Class A	19,967	126
China Resources Mixc Lifestyle Services Ltd.	136,600	485
China Resources Pharmaceutical Group Ltd.	318,000	209
China Resources Power Holdings Co. Ltd.	383,735	768
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,700	103
China Ruyi Holdings Ltd.*	1,180,000	261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
China Shenhua Energy Co. Ltd., Class A	76,000	$336
China Shenhua Energy Co. Ltd., Class H	665,636	2,278
China Southern Airlines Co. Ltd., Class A*	149,900	122
China Southern Airlines Co. Ltd., Class H*	278,530	118
China State Construction Engineering Corp. Ltd., Class A	487,180	331
China State Construction International Holdings Ltd.	363,600	420
China Taiping Insurance Holdings Co. Ltd.	259,504	223
China Three Gorges Renewables Group Co. Ltd., Class A	290,400	179
China Tourism Group Duty Free Corp. Ltd., Class A	21,900	258
China Tourism Group Duty Free Corp. Ltd., Class H	24,100	236
China Tower Corp. Ltd., Class H	8,774,000	920
China Traditional Chinese Medicine Holdings Co. Ltd.	596,000	300
China United Network Communications Ltd., Class A	335,800	207
China Vanke Co. Ltd., Class A	108,300	159
China Vanke Co. Ltd., Class H	419,772	387
China Yangtze Power Co. Ltd., Class A	290,800	957
China Zhenhua Group Science & Technology Co. Ltd., Class A	5,900	49
China Zheshang Bank Co. Ltd., Class A	252,330	90
Chinasoft International Ltd.*	542,000	415
Chongqing Brewery Co. Ltd., Class A	5,300	50
Chongqing Changan Automobile Co. Ltd., Class A	104,368	249
Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	79
Chongqing Taiji Industry Group Co. Ltd., Class A*	6,900	45
Chongqing Zhifei Biological Products Co. Ltd., Class A	28,850	249
Chow Tai Fook Jewellery Group Ltd.	381,800	562
CITIC Ltd.	1,147,803	1,153
CITIC Securities Co. Ltd., Class A	135,945	390
CITIC Securities Co. Ltd., Class H	372,400	759
CMOC Group Ltd., Class A	236,400	174
CMOC Group Ltd., Class H	735,000	403

NORTHERN FUNDS QUARTERLY REPORT     16    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
CNGR Advanced Material Co. Ltd., Class A	7,502	$52
CNPC Capital Co. Ltd., Class A	68,400	52
Contemporary Amperex Technology Co. Ltd., Class A	51,940	1,193
COSCO SHIPPING Development Co. Ltd., Class A	118,200	39
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	35,700	62
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	266,000	251
COSCO SHIPPING Holdings Co. Ltd., Class A	135,580	183
COSCO SHIPPING Holdings Co. Ltd., Class H	611,150	614
COSCO SHIPPING Ports Ltd.	293,886	212
Country Garden Holdings Co. Ltd.*	2,548,886	254
Country Garden Services Holdings Co. Ltd.	452,000	390
CRRC Corp. Ltd., Class A	287,200	213
CRRC Corp. Ltd., Class H	769,000	338
CSC Financial Co. Ltd., Class A	53,600	178
CSPC Innovation Pharmaceutical Co. Ltd., Class A	12,600	65
CSPC Pharmaceutical Group Ltd.	1,755,360	1,641
CSSC Science & Technology Co. Ltd., Class A	19,600	51
Daqin Railway Co. Ltd., Class A	194,400	198
Daqo New Energy Corp. ADR*	10,877	289
DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,092	60
Datang International Power Generation Co. Ltd., Class A	57,100	19
DHC Software Co. Ltd., Class A	4,700	4
Do-Fluoride New Materials Co. Ltd., Class A	15,680	34
Dong-E-E-Jiao Co. Ltd., Class A	3,800	26
Dongfang Electric Corp. Ltd., Class A	31,200	64
Dongfeng Motor Group Co. Ltd., Class H	491,169	244
Dongxing Securities Co. Ltd., Class A	9,300	11
East Buy Holding Ltd.*	90,000	320
East Money Information Co. Ltd., Class A	175,424	347
Eastroc Beverage Group Co. Ltd., Class A	2,600	67
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Ecovacs Robotics Co. Ltd., Class A	8,100	$47
Empyrean Technology Co. Ltd., Class A	3,700	55
ENN Energy Holdings Ltd.	155,679	1,144
ENN Natural Gas Co. Ltd., Class A	31,600	75
Eoptolink Technology, Inc. Ltd., Class A	7,700	53
Eve Energy Co. Ltd., Class A	19,196	114
Everbright Securities Co. Ltd., Class A	44,198	96
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	48
Fangda Carbon New Material Co. Ltd., Class A*	55,582	41
Far East Horizon Ltd.	353,000	278
Farasis Energy Gan Zhou Co. Ltd., Class A*	18,760	43
FAW Jiefang Group Co. Ltd., Class A*	48,500	58
First Capital Securities Co. Ltd., Class A	72,300	59
Flat Glass Group Co. Ltd., Class A	23,600	89
Flat Glass Group Co. Ltd., Class H	67,000	113
Focus Media Information Technology Co. Ltd., Class A	172,400	154
Foshan Haitian Flavouring & Food Co. Ltd., Class A	48,458	259
Fosun International Ltd.	428,865	252
Founder Securities Co. Ltd., Class A	91,300	104
Foxconn Industrial Internet Co. Ltd., Class A	143,800	305
Fujian Sunner Development Co. Ltd., Class A	1,400	3
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	131
Fuyao Glass Industry Group Co. Ltd., Class H	119,200	579
GalaxyCore, Inc., Class A	18,282	53
Ganfeng Lithium Group Co. Ltd., Class A	17,240	104
Ganfeng Lithium Group Co. Ltd., Class H	78,720	296
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	45
GCL Technology Holdings Ltd.	4,245,000	673
GD Power Development Co. Ltd., Class A	242,200	142
GDS Holdings Ltd., Class A*	186,380	212
Geely Automobile Holdings Ltd.	1,189,641	1,302
GEM Co. Ltd., Class A	14,400	11
Gemdale Corp., Class A	56,900	35

EQUITY FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Genscript Biotech Corp.*	232,000	$589
GF Securities Co. Ltd., Class A	77,893	157
GF Securities Co. Ltd., Class H	162,200	194
Giant Network Group Co. Ltd., Class A	20,700	32
GigaDevice Semiconductor, Inc., Class A	8,880	116
Ginlong Technologies Co. Ltd., Class A	4,450	44
GoerTek, Inc., Class A	41,300	122
Goldwind Science & Technology Co. Ltd., Class A	42,100	47
Gongniu Group Co. Ltd., Class A	4,500	61
GoodWe Technologies Co. Ltd., Class A	1,993	36
Gotion High-tech Co. Ltd., Class A*	24,200	73
Great Wall Motor Co. Ltd., Class A	21,600	77
Great Wall Motor Co. Ltd., Class H	472,296	612
Gree Electric Appliances, Inc. of Zhuhai, Class A	26,600	121
Greenland Holdings Corp. Ltd., Class A*	107,900	35
Greentown China Holdings Ltd.	240,500	245
GRG Banking Equipment Co. Ltd., Class A	9,500	16
Guangdong Haid Group Co. Ltd., Class A	22,400	142
Guangdong HEC Technology Holding Co. Ltd., Class A*	48,500	50
Guangdong Investment Ltd.	568,514	413
Guanghui Energy Co. Ltd., Class A	80,900	81
Guangzhou Automobile Group Co. Ltd., Class A	68,100	84
Guangzhou Automobile Group Co. Ltd., Class H	545,664	253
Guangzhou Baiyun International Airport Co. Ltd., Class A*	21,600	30
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	10,300	42
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	73
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,100	63
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,200	53
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	78
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,347	$32
Guolian Securities Co. Ltd., Class A*	13,800	21
Guosen Securities Co. Ltd., Class A	81,200	98
Guotai Junan Securities Co. Ltd., Class A	71,400	150
Guoyuan Securities Co. Ltd., Class A	39,160	38
H World Group Ltd. ADR	40,758	1,363
Haidilao International Holding Ltd.	329,000	610
Haier Smart Home Co. Ltd., Class A	62,397	185
Haier Smart Home Co. Ltd., Class H	490,800	1,391
Hainan Airlines Holding Co. Ltd., Class A*	459,200	89
Hainan Airport Infrastructure Co. Ltd., Class A*	122,100	64
Haitian International Holdings Ltd.	127,000	314
Haitong Securities Co. Ltd., Class A	119,900	158
Haitong Securities Co. Ltd., Class H	534,033	285
Hang Zhou Great Star Industrial Co. Ltd., Class A	15,800	50
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	40,800	42
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,600	46
Hangzhou First Applied Material Co. Ltd., Class A	24,757	85
Hangzhou Lion Electronics Co. Ltd., Class A	10,000	39
Hangzhou Oxygen Plant Group Co. Ltd., Class A	11,900	49
Hangzhou Robam Appliances Co. Ltd., Class A	7,600	23
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	55
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,200	9
Hansoh Pharmaceutical Group Co. Ltd.	244,000	492
Haohua Chemical Science & Technology Co. Ltd., Class A	11,700	50
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,400	49
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	10,500	31
Heilongjiang Agriculture Co. Ltd., Class A	30,600	52
Henan Shenhuo Coal & Power Co. Ltd., Class A	34,200	81

NORTHERN FUNDS QUARTERLY REPORT     18    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Henan Shuanghui Investment & Development Co. Ltd., Class A	34,300	$129
Hengan International Group Co. Ltd.	124,398	465
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,700	45
Hengli Petrochemical Co. Ltd., Class A*	71,260	132
Hengtong Optic-electric Co. Ltd., Class A	37,800	64
Hengyi Petrochemical Co. Ltd., Class A*	57,330	54
Hesteel Co. Ltd., Class A	142,400	43
Hisense Visual Technology Co. Ltd., Class A	15,100	44
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,100	134
HLA Group Corp. Ltd., Class A	53,800	56
Hongfa Technology Co. Ltd., Class A	2,880	11
Horizon Construction Development Ltd.*	13,074	8
Hoshine Silicon Industry Co. Ltd., Class A	10,900	78
Hoymiles Power Electronics, Inc., Class A	1,601	61
Hoyuan Green Energy Co. Ltd., Class A	6,735	32
Hua Hong Semiconductor Ltd.*	105,000	253
Huadian Power International Corp. Ltd., Class A	84,100	61
Huadong Medicine Co. Ltd., Class A	22,720	133
Huafon Chemical Co. Ltd., Class A	11,300	11
Huagong Tech Co. Ltd., Class A	10,600	44
Huaibei Mining Holdings Co. Ltd., Class A	35,200	82
Hualan Biological Engineering, Inc., Class A	26,070	81
Huaneng Power International, Inc., Class A*	98,100	107
Huaneng Power International, Inc., Class H*	872,501	462
Huatai Securities Co. Ltd., Class A	76,100	149
Huatai Securities Co. Ltd., Class H	261,000	329
Huaxi Securities Co. Ltd., Class A	44,400	49
Huaxia Bank Co. Ltd., Class A	156,390	124
Huayu Automotive Systems Co. Ltd., Class A	42,200	97
Hubei Feilihua Quartz Glass Co. Ltd., Class A	8,400	43
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	$62
Hubei Xingfa Chemicals Group Co. Ltd., Class A	10,600	27
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,200	95
Humanwell Healthcare Group Co. Ltd., Class A	22,400	78
Hunan Valin Steel Co. Ltd., Class A	42,600	31
Hundsun Technologies, Inc., Class A	23,645	96
Hwatsing Technology Co. Ltd., Class A	1,706	45
Hygeia Healthcare Holdings Co. Ltd.	70,800	320
Hygon Information Technology Co. Ltd., Class A	24,003	240
IEIT Systems Co. Ltd., Class A	17,856	83
Iflytek Co. Ltd., Class A	24,300	159
Imeik Technology Development Co. Ltd., Class A	1,800	75
Industrial & Commercial Bank of China Ltd., Class A	699,900	471
Industrial & Commercial Bank of China Ltd., Class H	12,827,023	6,261
Industrial Bank Co. Ltd., Class A	248,200	568
Industrial Securities Co. Ltd., Class A	126,400	104
Ingenic Semiconductor Co. Ltd., Class A	4,200	38
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	580,400	119
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	59
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	29,500	16
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	77,100	290
Inner Mongolia Yitai Coal Co. Ltd., Class B*	190,900	294
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	45
Innovent Biologics, Inc.*	237,500	1,297
iQIYI, Inc. ADR*	84,407	412
iRay Technology Co. Ltd., Class A	1,359	62
Isoftstone Information Technology Group Co. Ltd., Class A*	10,100	66
JA Solar Technology Co. Ltd., Class A	41,916	122
Jason Furniture Hangzhou Co. Ltd., Class A	8,450	42
JCET Group Co. Ltd., Class A	14,600	61

EQUITY FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
JD Health International, Inc.*	218,700	$1,091
JD Logistics, Inc.*	391,300	488
JD.com, Inc., Class A	460,866	6,643
Jiangsu Eastern Shenghong Co. Ltd., Class A	89,900	122
Jiangsu Expressway Co. Ltd., Class H	260,000	234
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	127
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	74,385	474
Jiangsu King's Luck Brewery JSC Ltd., Class A	11,300	78
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,100	50
Jiangsu Pacific Quartz Co. Ltd., Class A	4,900	60
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,400	43
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	18,800	291
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,110	54
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	60
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	8,300	41
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	71
Jiangxi Copper Co. Ltd., Class A	33,099	83
Jiangxi Copper Co. Ltd., Class H	186,000	262
Jiangxi Special Electric Motor Co. Ltd., Class A*	26,300	50
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	44
Jinko Solar Co. Ltd., Class A	74,327	93
JiuGui Liquor Co. Ltd., Class A	3,200	33
Jizhong Energy Resources Co. Ltd., Class A	54,400	55
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	61
Jointown Pharmaceutical Group Co. Ltd., Class A	48,603	48
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	8,400	33
JOYY, Inc. ADR	7,933	315
Juewei Food Co. Ltd., Class A	6,300	24
Juneyao Airlines Co. Ltd., Class A*	25,900	44
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Kangmei Pharmaceutical Co. Ltd.(2) *	4,952	$—
Kanzhun Ltd. ADR	44,157	733
KE Holdings, Inc. ADR	129,878	2,105
Keda Industrial Group Co. Ltd., Class A	29,800	44
Kingboard Holdings Ltd.	139,500	333
Kingdee International Software Group Co. Ltd.*	532,000	772
Kingnet Network Co. Ltd., Class A	29,000	46
Kingsoft Corp. Ltd.	194,303	600
Kuaishou Technology*	458,300	3,096
Kuang-Chi Technologies Co. Ltd., Class A	32,000	67
Kunlun Energy Co. Ltd.	771,230	695
Kunlun Tech Co. Ltd., Class A*	13,900	73
Kweichow Moutai Co. Ltd., Class A	14,795	3,594
LB Group Co. Ltd., Class A	29,400	71
Lenovo Group Ltd.	1,432,000	1,996
Lens Technology Co. Ltd., Class A	60,300	112
Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	39
Li Auto, Inc., Class A*	225,430	4,223
Li Ning Co. Ltd.	466,500	1,259
Liaoning Port Co. Ltd., Class A	253,500	52
Lingyi iTech Guangdong Co., Class A	49,900	47
Livzon Pharmaceutical Group, Inc., Class A	10,600	52
Longfor Group Holdings Ltd.	394,669	633
LONGi Green Energy Technology Co. Ltd., Class A	81,769	263
Lufax Holding Ltd. ADR	36,475	112
Luxi Chemical Group Co. Ltd., Class A	17,200	24
Luxshare Precision Industry Co. Ltd., Class A	85,305	413
Luzhou Laojiao Co. Ltd., Class A	16,300	414
Mango Excellent Media Co. Ltd., Class A	22,070	78
Maxscend Microelectronics Co. Ltd., Class A	6,780	134
Meihua Holdings Group Co. Ltd., Class A	45,200	61
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	55,676	47
Meituan, Class B*	996,418	10,502
Metallurgical Corp. of China Ltd., Class A	198,300	85
Microport Scientific Corp.*	163,100	175

NORTHERN FUNDS QUARTERLY REPORT     20    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Ming Yang Smart Energy Group Ltd., Class A	30,600	$54
MINISO Group Holding Ltd., Class A	72,036	369
Minth Group Ltd.	140,000	282
Montage Technology Co. Ltd., Class A	13,959	115
Muyuan Foods Co. Ltd., Class A	65,378	381
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	23,775	50
Nanjing Securities Co. Ltd., Class A	49,300	55
NARI Technology Co. Ltd., Class A	96,306	304
National Silicon Industry Group Co. Ltd., Class A*	27,400	67
NAURA Technology Group Co. Ltd., Class A	6,400	221
NavInfo Co. Ltd., Class A*	33,500	42
NetEase, Inc.	380,075	7,054
New China Life Insurance Co. Ltd., Class A	18,600	81
New China Life Insurance Co. Ltd., Class H	169,852	330
New Hope Liuhe Co. Ltd., Class A*	63,200	83
New Oriental Education & Technology Group, Inc.*	292,520	2,132
Ninestar Corp., Class A	19,800	63
Ningbo Deye Technology Co. Ltd., Class A	4,140	49
Ningbo Joyson Electronic Corp., Class A	10,600	27
Ningbo Orient Wires & Cables Co. Ltd., Class A	6,900	42
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,198	40
Ningbo Shanshan Co. Ltd., Class A	25,600	49
Ningbo Tuopu Group Co. Ltd., Class A	13,100	135
Ningxia Baofeng Energy Group Co. Ltd., Class A	79,400	165
NIO, Inc. ADR*	272,032	2,467
Nongfu Spring Co. Ltd., Class H	397,000	2,287
North Industries Group Red Arrow Co. Ltd., Class A	21,100	42
Offcn Education Technology Co. Ltd., Class A*	84,800	49
Offshore Oil Engineering Co. Ltd., Class A	50,500	42
OFILM Group Co. Ltd., Class A*	34,800	43
Oppein Home Group, Inc., Class A	6,220	61
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Orient Securities Co. Ltd., Class A	102,839	$126
Oriental Pearl Group Co. Ltd., Class A	44,100	47
Ovctek China, Inc., Class A	8,900	28
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	38
PDD Holdings, Inc. ADR*	117,360	17,171
People.cn Co. Ltd., Class A	12,400	49
People's Insurance Co. Group of China (The) Ltd., Class A	69,700	47
People's Insurance Co. Group of China (The) Ltd., Class H	1,664,535	511
Perfect World Co. Ltd., Class A	15,050	25
PetroChina Co. Ltd., Class A	222,300	221
PetroChina Co. Ltd., Class H	4,187,438	2,760
Pharmaron Beijing Co. Ltd., Class A	19,125	78
PICC Property & Casualty Co. Ltd., Class H	1,359,359	1,614
Ping An Bank Co. Ltd., Class A	203,600	269
Ping An Healthcare and Technology Co. Ltd.*	107,500	244
Ping An Insurance Group Co. of China Ltd., Class A	120,935	686
Ping An Insurance Group Co. of China Ltd., Class H	1,322,906	5,984
Piotech, Inc., Class A	2,839	92
Poly Developments and Holdings Group Co. Ltd., Class A	121,700	170
Pop Mart International Group Ltd.	95,200	246
Postal Savings Bank of China Co. Ltd., Class A	329,200	202
Postal Savings Bank of China Co. Ltd., Class H	1,591,000	759
Power Construction Corp. of China Ltd., Class A	161,700	112
Pylon Technologies Co. Ltd., Class A	2,023	30
Qi An Xin Technology Group, Inc., Class A*	7,306	41
Qifu Technology, Inc. ADR	21,867	346
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	157
Range Intelligent Computing Technology Group Co. Ltd., Class A	13,700	49
Raytron Technology Co. Ltd., Class A	7,223	45
Risen Energy Co. Ltd., Class A	15,400	38
Rockchip Electronics Co. Ltd., Class A	5,300	47

EQUITY FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Rongsheng Petrochemical Co. Ltd., Class A	129,100	$188
SAIC Motor Corp. Ltd., Class A	97,593	186
Sailun Group Co. Ltd., Class A	48,300	80
Sanan Optoelectronics Co. Ltd., Class A	54,200	106
Sangfor Technologies, Inc., Class A*	4,400	45
Sany Heavy Equipment International Holdings Co. Ltd.	202,000	195
Sany Heavy Industry Co. Ltd., Class A	82,000	160
Satellite Chemical Co. Ltd., Class A*	43,761	91
SDIC Capital Co. Ltd., Class A	96,000	91
SDIC Power Holdings Co. Ltd., Class A	78,900	147
Seazen Holdings Co. Ltd., Class A*	25,694	41
Seres Group Co. Ltd., Class A*	16,300	175
SF Holding Co. Ltd., Class A	50,600	289
SG Micro Corp., Class A	5,850	73
Shaanxi Coal Industry Co. Ltd., Class A	110,700	326
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,550	45
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	6,956	17
Shandong Gold Mining Co. Ltd., Class A	45,337	147
Shandong Gold Mining Co. Ltd., Class H	122,000	232
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	50
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	106
Shandong Linglong Tyre Co. Ltd., Class A	17,500	48
Shandong Nanshan Aluminum Co. Ltd., Class A	171,500	71
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	56
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	500,516	488
Shanghai Aiko Solar Energy Co. Ltd., Class A	24,500	61
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	14,640	51
Shanghai Baosight Software Co. Ltd., Class A	20,400	140
Shanghai Baosight Software Co. Ltd., Class B	106,944	226
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,162	$77
Shanghai Construction Group Co. Ltd., Class A	87,900	29
Shanghai Electric Group Co. Ltd., Class A*	161,200	95
Shanghai Electric Power Co. Ltd., Class A	45,700	54
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	89
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	78,500	171
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,163	34
Shanghai Industrial Urban Development Group Ltd.*	1	—
Shanghai International Airport Co. Ltd., Class A*	17,200	79
Shanghai International Port Group Co. Ltd., Class A	109,600	76
Shanghai Jinjiang International Hotels Co. Ltd., Class A	12,600	53
Shanghai Junshi Biosciences Co. Ltd., Class A*	9,421	56
Shanghai Lingang Holdings Corp. Ltd., Class A	2,580	4
Shanghai M&G Stationery, Inc., Class A	10,400	55
Shanghai Moons' Electric Co. Ltd., Class A	4,700	44
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	88
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	133,747	195
Shanghai Pudong Development Bank Co. Ltd., Class A	340,192	318
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	76
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	107
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	92
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	208
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	48
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,700	45

NORTHERN FUNDS QUARTERLY REPORT     22    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Shanxi Coal International Energy Group Co. Ltd., Class A	20,300	$50
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	110
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	112
Shanxi Meijin Energy Co. Ltd., Class A*	56,000	53
Shanxi Securities Co. Ltd., Class A	64,030	49
Shanxi Taigang Stainless Steel Co. Ltd., Class A	87,300	46
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,960	488
Shede Spirits Co. Ltd., Class A	3,500	48
Shenergy Co. Ltd., Class A	41,700	38
Shenghe Resources Holding Co. Ltd., Class A	26,000	37
Shengyi Technology Co. Ltd., Class A	26,300	68
Shennan Circuits Co. Ltd., Class A	7,480	75
Shenwan Hongyuan Group Co. Ltd., Class A	205,700	129
Shenzhen Capchem Technology Co. Ltd., Class A	10,260	68
Shenzhen Dynanonic Co. Ltd., Class A	3,840	33
Shenzhen Energy Group Co. Ltd., Class A	58,255	53
Shenzhen Goodix Technology Co. Ltd., Class A*	4,900	48
Shenzhen Inovance Technology Co. Ltd., Class A	13,100	117
Shenzhen Kaifa Technology Co. Ltd., Class A	16,100	37
Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,360	43
Shenzhen Kedali Industry Co. Ltd., Class A	3,500	42
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,500	595
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	108
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	112,400	49
Shenzhen S.C. New Energy Technology Corp., Class A	6,000	62
Shenzhen S.E.D Industry Co. Ltd., Class A	10,300	31
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	83
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Shenzhen Senior Technology Material Co. Ltd., Class A	17,231	$37
Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	53
Shenzhen Transsion Holdings Co. Ltd., Class A	10,391	202
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,500	56
Shenzhou International Group Holdings Ltd.	162,600	1,668
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	62
Sichuan Changhong Electric Co. Ltd., Class A	61,100	46
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	119
Sichuan Hebang Biotechnology Co. Ltd., Class A	135,700	45
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,800	56
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	107
Sichuan Swellfun Co. Ltd., Class A	4,700	39
Sieyuan Electric Co. Ltd., Class A	11,000	81
Silergy Corp.	65,000	1,058
Sinolink Securities Co. Ltd., Class A	36,600	47
Sinoma International Engineering Co., Class A	22,900	30
Sinoma Science & Technology Co. Ltd., Class A	26,300	59
Sinomine Resource Group Co. Ltd., Class A	9,800	51
Sinopec Shanghai Petrochemical Co. Ltd., Class A*	115,300	46
Sinopharm Group Co. Ltd., Class H	264,714	692
Sinotruk Hong Kong Ltd.	124,000	244
Skshu Paint Co. Ltd., Class A*	3,080	21
Smoore International Holdings Ltd.	337,000	280
Songcheng Performance Development Co. Ltd., Class A	24,100	34
SooChow Securities Co. Ltd., Class A	45,943	47
Southwest Securities Co. Ltd., Class A	103,600	60
Spring Airlines Co. Ltd., Class A*	10,100	71
StarPower Semiconductor Ltd., Class A	1,900	48
Sungrow Power Supply Co. Ltd., Class A	15,400	190

EQUITY FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Sunny Optical Technology Group Co. Ltd.	140,125	$1,288
Sunresin New Materials Co. Ltd., Class A	4,800	36
Sunwoda Electronic Co. Ltd., Class A	17,800	37
SUPCON Technology Co. Ltd., Class A	8,381	53
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	66
Suzhou Maxwell Technologies Co. Ltd., Class A	3,648	67
Suzhou TFC Optical Communication Co. Ltd., Class A	4,500	58
TAL Education Group ADR*	86,534	1,093
Tangshan Jidong Cement Co. Ltd., Class A	41,000	37
TBEA Co. Ltd., Class A	66,690	130
TCL Technology Group Corp., Class A*	166,710	101
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	52,750	116
Tencent Holdings Ltd.	1,309,289	49,466
Tencent Music Entertainment Group ADR*	147,587	1,330
Thunder Software Technology Co. Ltd., Class A	6,900	78
Tianfeng Securities Co. Ltd., Class A*	107,300	47
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,300	50
Tianma Microelectronics Co. Ltd., Class A*	25,400	38
Tianqi Lithium Corp., Class A	18,800	148
Tianshan Aluminum Group Co. Ltd., Class A	36,700	31
Tianshui Huatian Technology Co. Ltd., Class A	27,200	33
Tingyi Cayman Islands Holding Corp.	374,435	459
Titan Wind Energy Suzhou Co. Ltd., Class A*	26,600	43
Tongcheng Travel Holdings Ltd.*	230,400	428
TongFu Microelectronics Co. Ltd., Class A	22,400	73
Tongkun Group Co. Ltd., Class A*	24,900	53
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	74
Tongwei Co. Ltd., Class A	46,600	164
Topchoice Medical Corp., Class A*	4,700	51
Topsports International Holdings Ltd.	333,000	259
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
TravelSky Technology Ltd., Class H	194,000	$337
Trina Solar Co. Ltd., Class A	28,251	114
Trip.com Group Ltd.*	107,873	3,880
Tsinghua Tongfang Co. Ltd., Class A*	42,000	43
Tsingtao Brewery Co. Ltd., Class A	8,300	87
Tsingtao Brewery Co. Ltd., Class H	123,767	829
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	10,479	100
Uni-President China Holdings Ltd.	278,000	198
Unisplendour Corp. Ltd., Class A*	32,948	90
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,900	51
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	5,183	36
Vipshop Holdings Ltd. ADR*	68,411	1,215
Walvax Biotechnology Co. Ltd., Class A	20,500	68
Wanda Film Holding Co. Ltd., Class A*	31,200	57
Wanhua Chemical Group Co. Ltd., Class A	35,900	390
Want Want China Holdings Ltd.	909,870	550
Weibo Corp. ADR	14,790	162
Weichai Power Co. Ltd., Class A	93,300	180
Weichai Power Co. Ltd., Class H	369,812	619
Weihai Guangwei Composites Co. Ltd., Class A	12,640	47
Wens Foodstuffs Group Co. Ltd., Class A	82,200	232
Western Mining Co. Ltd., Class A	37,500	75
Western Securities Co. Ltd., Class A	61,100	55
Western Superconducting Technologies Co. Ltd., Class A	8,653	65
Will Semiconductor Co. Ltd. Shanghai, Class A	13,935	209
Wingtech Technology Co. Ltd., Class A*	14,600	87
Wintime Energy Group Co. Ltd., Class A*	307,400	59
Wuchan Zhongda Group Co. Ltd., Class A	54,900	34
Wuhan Guide Infrared Co. Ltd., Class A	42,825	44
Wuliangye Yibin Co. Ltd., Class A	46,000	909
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	88
WuXi AppTec Co. Ltd., Class A	33,892	349
WuXi AppTec Co. Ltd., Class H	67,911	694

NORTHERN FUNDS QUARTERLY REPORT     24    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Wuxi Autowell Technology Co. Ltd., Class A	3,201	$41
Wuxi Biologics Cayman, Inc.*	751,500	2,839
XCMG Construction Machinery Co. Ltd., Class A	159,500	123
Xiamen C & D, Inc., Class A	40,800	55
Xiamen Faratronic Co. Ltd., Class A	3,200	42
Xiamen Tungsten Co. Ltd., Class A	21,200	51
Xiaomi Corp., Class B*	3,011,800	5,996
Xinjiang Daqo New Energy Co. Ltd., Class A	19,509	81
Xinyi Solar Holdings Ltd.	914,318	537
XPeng, Inc., Class A*	212,858	1,554
Xtep International Holdings Ltd.	284,500	160
Yadea Group Holdings Ltd.	230,000	403
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,600	39
Yankuang Energy Group Co. Ltd., Class A	30,350	85
Yankuang Energy Group Co. Ltd., Class H	464,707	882
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	61
Yealink Network Technology Corp. Ltd., Class A	8,540	36
Yifeng Pharmacy Chain Co. Ltd., Class A	10,858	61
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	95
Yintai Gold Co. Ltd., Class A	38,800	82
Yonghui Superstores Co. Ltd., Class A*	116,100	46
YongXing Special Materials Technology Co. Ltd., Class A	5,720	42
Yonyou Network Technology Co. Ltd., Class A	42,835	107
Youngor Fashion Co. Ltd.	48,800	45
YTO Express Group Co. Ltd., Class A	41,800	72
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	20,800	41
Yuexiu Property Co. Ltd.	298,180	243
Yum China Holdings, Inc.	81,410	3,454
Yunda Holding Co. Ltd., Class A	41,450	44
Yunnan Aluminium Co. Ltd., Class A	26,200	45
Yunnan Baiyao Group Co. Ltd., Class A	21,700	150
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,700	26
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	68,200	$49
Yunnan Energy New Material Co. Ltd., Class A	11,400	91
Yunnan Tin Co. Ltd., Class A	15,600	31
Yunnan Yuntianhua Co. Ltd., Class A	20,000	44
Yutong Bus Co. Ltd., Class A	27,900	52
Zai Lab Ltd.*	187,160	511
Zangge Mining Co. Ltd., Class A	18,500	66
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,093	242
Zhaojin Mining Industry Co. Ltd., Class H	257,500	322
Zhefu Holding Group Co. Ltd., Class A	87,100	42
Zhejiang Century Huatong Group Co. Ltd., Class A*	110,860	81
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	89
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	88
Zhejiang Dahua Technology Co. Ltd., Class A	31,600	82
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	60
Zhejiang Expressway Co. Ltd., Class H	380,625	254
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	48
Zhejiang Huayou Cobalt Co. Ltd., Class A	20,515	95
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	107
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	7,700	26
Zhejiang Juhua Co. Ltd., Class A	32,100	74
Zhejiang Leapmotor Technology Co. Ltd.*	101,500	463
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	60
Zhejiang NHU Co. Ltd., Class A	42,448	101
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	77
Zhejiang Supor Co. Ltd., Class A	4,700	35
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	43
Zhejiang Weixing New Building Materials Co. Ltd., Class A	22,500	46

EQUITY FUNDS    25    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
China – 25.6%continued
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	112,600	$73
Zheshang Securities Co. Ltd., Class A	41,500	61
ZhongAn Online P&C Insurance Co. Ltd., Class H*	129,900	296
Zhongji Innolight Co. Ltd., Class A	8,500	135
Zhongjin Gold Corp. Ltd., Class A	45,400	64
Zhongsheng Group Holdings Ltd.	156,000	376
Zhongtai Securities Co. Ltd., Class A	59,500	57
Zhuzhou CRRC Times Electric Co. Ltd., Class A	17,880	91
Zhuzhou CRRC Times Electric Co. Ltd., Class H	87,274	250
Zhuzhou Kibing Group Co. Ltd., Class A	24,300	23
Zijin Mining Group Co. Ltd., Class A	243,400	428
Zijin Mining Group Co. Ltd., Class H	1,070,162	1,749
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	103
ZTE Corp., Class A	42,800	160
ZTE Corp., Class H	145,317	324
ZTO Express Cayman, Inc. ADR	83,901	1,785
		367,700
Colombia – 0.1%
Bancolombia S.A.	52,736	453
Interconexion Electrica S.A. ESP	92,541	370
		823
Czech Republic – 0.2%
CEZ A.S.	31,746	1,360
Komercni Banka A.S.	15,052	488
Moneta Money Bank A.S.	71,263	298
		2,146
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	501,387	1,178
Eastern Co. S.A.E.	208,358	191
EFG Holding S.A.E.*	213,806	113
		1,482
Greece – 0.5%
Alpha Services and Holdings S.A.*	438,281	744
Eurobank Ergasias Services and Holdings S.A.*	510,507	906
FF Group(2) *	18,664	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Greece – 0.5%continued
Hellenic Telecommunications Organization S.A.	37,919	$540
JUMBO S.A.	22,869	635
Motor Oil Hellas Corinth Refineries S.A.	13,583	356
Mytilineos S.A.	19,555	792
National Bank of Greece S.A.*	153,360	1,064
OPAP S.A.	36,424	618
Piraeus Financial Holdings S.A.*	135,958	479
Public Power Corp. S.A.*	41,264	508
		6,642
Hong Kong – 0.1%
Kingboard Laminates Holdings Ltd.	192,500	166
Nine Dragons Paper Holdings Ltd.*	357,923	176
Orient Overseas International Ltd.	24,000	336
Sino Biopharmaceutical Ltd.	2,032,750	909
Vinda International Holdings Ltd.	53,000	155
		1,742
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	88,593	722
OTP Bank Nyrt.	46,704	2,127
Richter Gedeon Nyrt.	27,688	698
		3,547
India – 16.2%
ABB India Ltd.	10,792	606
Adani Enterprises Ltd.	34,023	1,162
Adani Green Energy Ltd.*	62,296	1,191
Adani Ports & Special Economic Zone Ltd.	104,886	1,287
Adani Power Ltd.*	155,395	977
Ambuja Cements Ltd.	114,728	718
APL Apollo Tubes Ltd.	32,655	602
Apollo Hospitals Enterprise Ltd.	19,781	1,355
Ashok Leyland Ltd.	288,414	629
Asian Paints Ltd.	75,365	3,079
Astral Ltd.	22,133	507
AU Small Finance Bank Ltd.	34,993	331
Aurobindo Pharma Ltd.	53,780	700
Avenue Supermarts Ltd.*	31,976	1,568
Axis Bank Ltd.	447,759	5,923
Bajaj Auto Ltd.	13,346	1,089
Bajaj Finance Ltd.	53,525	4,707
Bajaj Finserv Ltd.	75,175	1,521
Bajaj Holdings & Investment Ltd.	5,288	488

NORTHERN FUNDS QUARTERLY REPORT     26    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
India – 16.2%continued
Balkrishna Industries Ltd.	14,703	$453
Bandhan Bank Ltd.	149,394	432
Bank of Baroda	204,717	567
Berger Paints India Ltd.	57,473	417
Bharat Electronics Ltd.	718,372	1,590
Bharat Forge Ltd.	49,386	734
Bharat Petroleum Corp. Ltd.	149,186	807
Bharti Airtel Ltd.	441,474	5,469
Britannia Industries Ltd.	21,315	1,366
CG Power & Industrial Solutions Ltd.	120,758	658
Cholamandalam Investment and Finance Co. Ltd.	82,396	1,246
Cipla Ltd.	103,109	1,544
Coal India Ltd.	302,686	1,365
Colgate-Palmolive India Ltd.	26,845	815
Container Corp. of India Ltd.	54,031	557
Cummins India Ltd.	27,382	645
Dabur India Ltd.	122,402	819
Divi's Laboratories Ltd.	23,480	1,101
DLF Ltd.	121,594	1,060
Dr. Reddy's Laboratories Ltd.	21,304	1,484
Eicher Motors Ltd.	26,881	1,336
GAIL India Ltd.	452,870	881
Godrej Consumer Products Ltd.	80,547	1,094
Godrej Properties Ltd.*	24,805	600
Grasim Industries Ltd.	51,819	1,327
Havells India Ltd.	50,647	832
HCL Technologies Ltd.	186,079	3,274
HDFC Asset Management Co. Ltd.	16,768	645
HDFC Bank Ltd.	550,724	11,298
HDFC Life Insurance Co. Ltd.	190,046	1,476
Hero MotoCorp Ltd.	21,599	1,073
Hindalco Industries Ltd.	241,714	1,782
Hindustan Aeronautics Ltd.	39,353	1,326
Hindustan Petroleum Corp. Ltd.*	111,478	534
Hindustan Unilever Ltd.	161,544	5,168
ICICI Bank Ltd.	1,017,593	12,170
ICICI Lombard General Insurance Co. Ltd.	46,093	786
ICICI Prudential Life Insurance Co. Ltd.	68,523	440
IDFC First Bank Ltd.*	678,676	724
Indian Hotels Co. Ltd.	167,589	882
Indian Oil Corp. Ltd.	564,982	880
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
India – 16.2%continued
Indian Railway Catering & Tourism Corp. Ltd.	47,224	$503
Indraprastha Gas Ltd.	59,121	297
IndusInd Bank Ltd.	56,439	1,083
Info Edge India Ltd.	13,928	860
Infosys Ltd.	651,787	12,066
InterGlobe Aviation Ltd.*	26,520	945
ITC Ltd.	587,845	3,260
Jindal Steel & Power Ltd.	70,110	629
Jio Financial Services Ltd.*	623,734	1,744
JSW Steel Ltd.	120,095	1,269
Jubilant Foodworks Ltd.	71,493	485
Kotak Mahindra Bank Ltd.	214,645	4,918
Larsen & Toubro Ltd.	132,264	5,599
LTIMindtree Ltd.	17,428	1,316
Lupin Ltd.	40,338	640
Macrotech Developers Ltd.	47,327	582
Mahindra & Mahindra Ltd.	183,133	3,801
Marico Ltd.	102,163	673
Maruti Suzuki India Ltd.	26,703	3,303
Max Healthcare Institute Ltd.	154,756	1,275
Mphasis Ltd.	14,831	487
MRF Ltd.	366	570
Muthoot Finance Ltd.	23,698	420
Nestle India Ltd.	6,639	2,119
NTPC Ltd.	857,148	3,198
Oil & Natural Gas Corp. Ltd.	617,609	1,520
One 97 Communications Ltd.*	44,237	337
Page Industries Ltd.	1,209	559
Persistent Systems Ltd.	9,816	871
Petronet LNG Ltd.	153,593	411
PI Industries Ltd.	16,387	692
Pidilite Industries Ltd.	30,058	980
Polycab India Ltd.	8,834	581
Power Finance Corp. Ltd.	291,543	1,337
Power Grid Corp. of India Ltd.	914,305	2,603
REC Ltd.	258,431	1,281
Reliance Industries Ltd.	597,676	18,548
Samvardhana Motherson International Ltd.	475,793	582
SBI Cards & Payment Services Ltd.	57,539	524
SBI Life Insurance Co. Ltd.	88,580	1,524
Shree Cement Ltd.	1,654	569
Shriram Finance Ltd.	55,260	1,361

EQUITY FUNDS    27    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
India – 16.2%continued
Siemens Ltd.	17,488	$845
Sona Blw Precision Forgings Ltd.	81,932	634
SRF Ltd.	28,446	847
State Bank of India	350,590	2,700
Sun Pharmaceutical Industries Ltd.	188,518	2,849
Supreme Industries Ltd.	12,719	694
Suzlon Energy Ltd.*	1,731,333	793
Tata Communications Ltd.	22,411	476
Tata Consultancy Services Ltd.	179,593	8,177
Tata Consumer Products Ltd.	109,858	1,434
Tata Elxsi Ltd.	6,891	724
Tata Motors Ltd.	326,230	3,054
Tata Motors Ltd., Class A	89,738	559
Tata Power (The) Co. Ltd.	283,531	1,131
Tata Steel Ltd.	1,439,993	2,413
Tech Mahindra Ltd.	105,361	1,609
Titan Co. Ltd.	69,758	3,079
Torrent Pharmaceuticals Ltd.	20,101	557
Trent Ltd.	35,591	1,305
Tube Investments of India Ltd.	21,127	898
TVS Motor Co. Ltd.	46,659	1,134
UltraTech Cement Ltd.	22,685	2,861
United Spirits Ltd.	57,392	770
UPL Ltd.	88,543	624
Varun Beverages Ltd.	89,327	1,327
Vedanta Ltd.	182,501	567
Wipro Ltd.	256,588	1,451
Yes Bank Ltd.*	2,453,204	631
Zomato Ltd.*	1,013,223	1,502
		232,064
Indonesia – 1.8%
Adaro Energy Indonesia Tbk PT	2,675,720	413
Amman Mineral Internasional PT*	1,280,200	545
Aneka Tambang Tbk	1,384,100	154
Astra International Tbk PT	3,978,960	1,458
Bank Central Asia Tbk PT	10,901,260	6,649
Bank Mandiri Persero Tbk PT	7,337,520	2,878
Bank Negara Indonesia Persero Tbk PT	2,935,518	1,023
Bank Rakyat Indonesia Persero Tbk PT	13,395,265	4,966
Barito Pacific Tbk PT	5,521,595	476
Charoen Pokphand Indonesia Tbk PT	1,455,135	475
GoTo Gojek Tokopedia Tbk PT*	165,879,300	923
Indah Kiat Pulp & Paper Tbk PT	484,000	262
Indofood CBP Sukses Makmur Tbk PT	422,400	290
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Indonesia – 1.8%continued
Indofood Sukses Makmur Tbk PT	819,371	$343
Kalbe Farma Tbk PT	4,166,580	435
Merdeka Copper Gold Tbk PT*	1,969,563	347
Sarana Menara Nusantara Tbk PT	3,989,100	256
Semen Indonesia Persero Tbk PT	600,468	249
Sumber Alfaria Trijaya Tbk PT	3,688,800	702
Telkom Indonesia Persero Tbk PT	9,748,362	2,502
Unilever Indonesia Tbk PT	1,408,940	323
United Tractors Tbk PT	264,171	388
		26,057
Kuwait – 0.7%
Agility Public Warehousing Co. K.S.C.*	316,535	524
Boubyan Bank K.S.C.P.	280,259	547
Gulf Bank K.S.C.P.	394,124	361
Kuwait Finance House K.S.C.P.	1,597,455	3,773
Mabanee Co. KPSC	127,350	349
Mobile Telecommunications Co. K.S.C.P.	386,409	637
National Bank of Kuwait S.A.K.P.	1,481,332	4,308
		10,499
Luxembourg – 0.0%
Reinet Investments S.C.A.	26,227	669
Malaysia – 1.3%
AMMB Holdings Bhd.	325,737	284
Axiata Group Bhd.	491,003	254
CELCOMDIGI Bhd.	669,400	594
CIMB Group Holdings Bhd.	1,261,017	1,605
Dialog Group Bhd.	665,544	300
Gamuda Bhd.	370,719	370
Genting Bhd.	416,300	418
Genting Malaysia Bhd.	560,900	328
Hong Leong Bank Bhd.	130,098	535
IHH Healthcare Bhd.	407,300	535
Inari Amertron Bhd.	479,100	313
IOI Corp. Bhd.	503,140	430
Kuala Lumpur Kepong Bhd.	92,792	440
Malayan Banking Bhd.	1,070,476	2,071
Malaysia Airports Holdings Bhd.	156,896	251
Maxis Bhd.	469,951	394
MISC Bhd.	273,360	433
MR DIY Group M Bhd.	598,200	189
Nestle Malaysia Bhd.	14,800	378
Petronas Chemicals Group Bhd.	551,700	859

NORTHERN FUNDS QUARTERLY REPORT     28    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Malaysia – 1.3%continued
Petronas Dagangan Bhd.	58,700	$279
Petronas Gas Bhd.	159,500	604
PPB Group Bhd.	122,200	385
Press Metal Aluminium Holdings Bhd.	730,300	765
Public Bank Bhd.	2,866,305	2,674
QL Resources Bhd.	226,450	281
RHB Bank Bhd.	279,856	332
Sime Darby Bhd.	556,428	284
Sime Darby Plantation Bhd.	364,665	354
Telekom Malaysia Bhd.	235,186	284
Tenaga Nasional Bhd.	514,750	1,125
		18,348
Mexico – 2.7%
Alfa S.A.B. de C.V., Class A	617,337	494
America Movil S.A.B. de C.V., Class B	3,702,949	3,432
Arca Continental S.A.B. de C.V.	101,941	1,115
Banco del Bajio S.A.	157,300	527
Cemex S.A.B. de C.V., Class CPO*	2,975,152	2,314
Coca-Cola Femsa S.A.B. de C.V.	100,422	954
Fibra Uno Administracion S.A. de C.V.	569,401	1,023
Fomento Economico Mexicano S.A.B. de C.V., Class UBD	382,043	4,982
Gruma S.A.B. de C.V., Class B	36,485	668
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	57,600	609
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	76,932	1,349
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	36,326	1,067
Grupo Bimbo S.A.B. de C.V., Class A	260,154	1,315
Grupo Carso S.A.B. de C.V., Class A1	110,906	1,236
Grupo Financiero Banorte S.A.B. de C.V., Class O	509,604	5,135
Grupo Financiero Inbursa S.A.B. de C.V., Class O*	360,733	988
Grupo Mexico S.A.B. de C.V., Class B	611,539	3,399
Industrias Penoles S.A.B. de C.V.*	39,344	574
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	309,027	692
Operadora De Sites Mexicanos S.A.B. de C.V., Class A	230,300	323
Orbia Advance Corp. S.A.B. de C.V.	198,580	440
Prologis Property Mexico S.A. de C.V.	125,900	597
Promotora y Operadora de Infraestructura S.A.B. de C.V.	37,320	403
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Mexico – 2.7%continued
Southern Copper Corp.	16,704	$1,438
Wal-Mart de Mexico S.A.B. de C.V.	1,029,327	4,327
		39,401
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	43,939	670
Credicorp Ltd.	13,289	1,992
		2,662
Philippines – 0.6%
Aboitiz Equity Ventures, Inc.	300,529	245
Ayala Corp.	49,017	602
Ayala Land, Inc.	1,324,060	824
Bank of the Philippine Islands	390,155	731
BDO Unibank, Inc.	466,666	1,098
International Container Terminal Services, Inc.	200,750	889
JG Summit Holdings, Inc.	506,483	349
Jollibee Foods Corp.	88,723	403
Manila Electric Co.	53,290	384
Metropolitan Bank & Trust Co.	334,109	309
PLDT, Inc.	14,985	347
SM Investments Corp.	48,682	766
SM Prime Holdings, Inc.	1,994,613	1,185
Universal Robina Corp.	150,210	321
		8,453
Poland – 0.9%
Allegro.eu S.A.*	103,691	879
Bank Polska Kasa Opieki S.A.	36,048	1,393
Budimex S.A.	2,643	420
CD Projekt S.A.	12,588	368
Cyfrowy Polsat S.A.*	45,645	143
Dino Polska S.A.*	9,624	1,126
KGHM Polska Miedz S.A.	27,424	855
LPP S.A.	218	897
mBank S.A.*	3,050	414
ORLEN S.A.	113,970	1,897
PGE Polska Grupa Energetyczna S.A.*	185,380	409
Powszechna Kasa Oszczednosci Bank Polski S.A.*	171,704	2,195
Powszechny Zaklad Ubezpieczen S.A.	118,709	1,426
Santander Bank Polska S.A.	7,063	879
		13,301

EQUITY FUNDS    29    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Qatar – 0.9%
Barwa Real Estate Co.	434,475	$345
Commercial Bank PSQC (The)	649,951	1,107
Dukhan Bank	361,695	395
Industries Qatar QSC	297,568	1,069
Masraf Al Rayan QSC	1,072,328	782
Mesaieed Petrochemical Holding Co.	906,792	445
Ooredoo QPSC	156,808	491
Qatar Electricity & Water Co. QSC	90,276	466
Qatar Fuel QSC	118,022	538
Qatar Gas Transport Co. Ltd.	472,773	457
Qatar International Islamic Bank QSC	186,187	547
Qatar Islamic Bank S.A.Q.	325,562	1,922
Qatar National Bank QPSC	908,132	4,123
		12,687
Romania – 0.0%
NEPI Rockcastle N.V.*	97,720	675
Russia – 0.0%
Alrosa PJSC(2) (3)	695,290	—
Gazprom PJSC(2) *	3,218,050	—
Gazprom PJSC ADR(2) *	134	—
Inter RAO UES PJSC(2)	10,354,623	—
LUKOIL PJSC(2)	112,883	—
Magnit PJSC(2)	2,287	—
MMC Norilsk Nickel PJSC(2) (3)	17,106	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Moscow Exchange MICEX-RTS PJSC(2)	419,576	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
Novolipetsk Steel PJSC(2) *	408,255	—
Ozon Holdings PLC ADR(2) *	13,658	—
PhosAgro PJSC(2) *	224	—
PhosAgro PJSC GDR (Registered)(2) *	34,779	—
Polymetal International PLC(2) *	97,434	—
Polyus PJSC(2) (3) *	9,359	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) (3)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (3)	56,000	—
Severstal PAO(2) (3) *	55,330	—
Severstal PAO GDR (Registered)(2) (3) *	1,839	—
Surgutneftegas PJSC(2)	1,902,467	—
Surgutneftegas PJSC ADR(2) *	4,629	—
Tatneft PJSC(2)	386,254	—
TCS Group Holding PLC GDR (Registered)(2) *	32,689	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Russia – 0.0%continued
United Co. RUSAL International PJSC(2) *	832,063	$—
VK IPJSC(2) *	30,900	—
VTB Bank PJSC(2) (3) *	800,566,738	—
VTB Bank PJSC GDR(2) (3) (4) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (3) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) *	32,705	—
Yandex N.V., Class A(2) *	83,223	—
		—
Saudi Arabia – 4.0%
ACWA Power Co.	18,050	1,237
Advanced Petrochemical Co.	21,640	226
Al Rajhi Bank	384,853	8,877
Alinma Bank	192,565	1,985
Almarai Co. JSC	49,283	733
Arab National Bank	132,706	895
Arabian Internet & Communications Services Co.	4,926	460
Bank AlBilad	98,073	1,189
Bank Al-Jazira*	83,390	416
Banque Saudi Fransi	116,037	1,238
Bupa Arabia for Cooperative Insurance Co.	16,208	922
Co for Cooperative Insurance (The)	14,452	502
Dallah Healthcare Co.	6,261	287
Dar Al Arkan Real Estate Development Co.*	99,651	377
Dr. Sulaiman Al Habib Medical Services Group Co.	17,192	1,302
Elm Co.	4,824	1,048
Etihad Etisalat Co.	74,353	973
Jarir Marketing Co.	115,105	478
Mobile Telecommunications Co. Saudi Arabia	92,294	347
Mouwasat Medical Services Co.	19,396	578
Nahdi Medical Co.	8,295	303
National Industrialization Co.*	69,290	229
Power & Water Utility Co. for Jubail & Yanbu	13,840	239
Rabigh Refining & Petrochemical Co.*	87,208	240
Riyad Bank	288,672	2,194
SABIC Agri-Nutrients Co.	45,831	1,689
Sahara International Petrochemical Co.	73,044	663
Saudi Arabian Mining Co.*	253,670	3,284

NORTHERN FUNDS QUARTERLY REPORT     30    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Saudi Arabia – 4.0%continued
Saudi Arabian Oil Co.	523,148	$4,604
Saudi Aramco Base Oil Co.	9,835	381
Saudi Awwal Bank	197,783	1,999
Saudi Basic Industries Corp.	176,860	3,938
Saudi Electricity Co.	166,267	842
Saudi Industrial Investment Group	75,278	446
Saudi Investment Bank (The)	90,812	386
Saudi Kayan Petrochemical Co.*	137,915	403
Saudi National Bank (The)	577,300	5,950
Saudi Research & Media Group*	6,644	304
Saudi Tadawul Group Holding Co.	9,161	456
Saudi Telecom Co.	393,221	4,236
Savola Group (The)	49,584	495
Yanbu National Petrochemical Co.	56,509	573
		57,924
South Africa – 2.8%
Absa Group Ltd.	167,167	1,492
Anglo American Platinum Ltd.	13,012	684
Aspen Pharmacare Holdings Ltd.	74,725	831
Bid Corp. Ltd.	65,972	1,539
Bidvest Group (The) Ltd.	57,689	797
Capitec Bank Holdings Ltd.	17,098	1,889
Clicks Group Ltd.	47,205	841
Discovery Ltd.	104,659	822
Exxaro Resources Ltd.	49,283	550
FirstRand Ltd.	991,521	3,980
Gold Fields Ltd.	175,377	2,576
Harmony Gold Mining Co. Ltd.	111,823	735
Impala Platinum Holdings Ltd.	177,417	886
Kumba Iron Ore Ltd.	13,180	443
MTN Group Ltd.	333,083	2,101
Naspers Ltd., Class N	36,587	6,263
Nedbank Group Ltd.	86,531	1,022
Northam Platinum Holdings Ltd.	70,939	544
Old Mutual Ltd.	915,939	655
OUTsurance Group Ltd.	156,159	361
Pepkor Holdings Ltd.	389,476	418
Remgro Ltd.	100,574	893
Sanlam Ltd.	346,575	1,380
Sasol Ltd.	113,253	1,136
Shoprite Holdings Ltd.	98,893	1,486
Sibanye Stillwater Ltd.	573,850	775
Standard Bank Group Ltd.	263,389	2,991
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
South Africa – 2.8%continued
Vodacom Group Ltd.	123,360	$715
Woolworths Holdings Ltd.	190,348	752
		39,557
South Korea – 11.9%
Amorepacific Corp.	5,753	645
Celltrion Pharm, Inc.*	3,789	270
Celltrion, Inc.	30,985	4,836
CJ CheilJedang Corp.	1,534	385
CosmoAM&T Co. Ltd.*	4,839	550
Coway Co. Ltd.	10,973	486
DB Insurance Co. Ltd.	9,236	599
Doosan Bobcat, Inc.	10,448	407
Doosan Enerbility Co. Ltd.*	87,958	1,082
Ecopro B.M. Co. Ltd.	9,597	2,127
Ecopro Co. Ltd.	3,919	1,954
F&F Co. Ltd./New	3,287	227
GS Holdings Corp.	9,432	299
Hana Financial Group, Inc.	57,398	1,930
Hankook Tire & Technology Co. Ltd.	14,371	505
Hanmi Pharm Co. Ltd.	1,465	400
Hanmi Semiconductor Co. Ltd.	8,336	397
Hanon Systems	39,733	224
Hanwha Aerospace Co. Ltd.	6,955	670
Hanwha Ocean Co. Ltd.*	10,687	207
Hanwha Solutions Corp.*	21,904	662
HD Hyundai Co. Ltd.	8,434	413
HD Hyundai Heavy Industries Co. Ltd.	4,354	435
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,332	780
HLB, Inc.*	23,569	924
HMM Co. Ltd.	48,225	732
Hotel Shilla Co. Ltd.	5,984	302
HYBE Co. Ltd.	4,087	738
Hyundai Engineering & Construction Co. Ltd.	15,622	422
Hyundai Glovis Co. Ltd.	3,686	547
Hyundai Mipo Dockyard Co. Ltd.	4,921	323
Hyundai Mobis Co. Ltd.	12,038	2,204
Hyundai Motor Co.	26,887	4,237
Hyundai Steel Co.	17,030	481
Industrial Bank of Korea	55,191	508
JYP Entertainment Corp.	5,985	469
Kakao Corp.	61,059	2,563
KakaoBank Corp.	33,414	735

EQUITY FUNDS    31    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
South Korea – 11.9%continued
Kakaopay Corp.*	5,888	$224
Kangwon Land, Inc.	19,018	236
KB Financial Group, Inc.	75,255	3,148
Kia Corp.	51,310	3,974
Korea Aerospace Industries Ltd.	14,842	575
Korea Electric Power Corp.	50,459	740
Korea Investment Holdings Co. Ltd.	8,202	389
Korea Zinc Co. Ltd.	1,697	654
Korean Air Lines Co. Ltd.	36,190	670
Krafton, Inc.*	5,693	855
KT Corp.	12,790	341
KT&G Corp.	20,253	1,365
Kum Yang Co. Ltd.*	6,299	530
Kumho Petrochemical Co. Ltd.	3,183	328
L&F Co. Ltd.	4,934	776
LG Chem Ltd.	9,648	3,716
LG Corp.	18,547	1,234
LG Display Co. Ltd.	47,199	461
LG Electronics, Inc.	20,885	1,644
LG Energy Solution Ltd.*	9,183	3,029
LG H&H Co. Ltd.	1,926	529
LG Innotek Co. Ltd.	2,900	537
LG Uplus Corp.	41,046	326
Lotte Chemical Corp.	3,780	449
Meritz Financial Group, Inc.*	20,434	936
Mirae Asset Securities Co. Ltd.	47,497	281
NAVER Corp.	25,759	4,458
NCSoft Corp.	2,844	528
Netmarble Corp.*	5,232	235
NH Investment & Securities Co. Ltd.	31,852	255
Orion Corp.	4,407	395
Pearl Abyss Corp.*	6,307	189
POSCO Chemical Co. Ltd.	6,081	1,680
Posco DX Co. Ltd.	10,822	620
POSCO Holdings, Inc.	14,110	5,437
Posco International Corp.	10,470	504
Samsung Biologics Co. Ltd.*	3,494	2,060
Samsung C&T Corp.	16,414	1,649
Samsung Electro-Mechanics Co. Ltd.	10,995	1,303
Samsung Electronics Co. Ltd.	937,445	57,015
Samsung Engineering Co. Ltd.*	31,661	710
Samsung Fire & Marine Insurance Co. Ltd.	6,094	1,243
Samsung Heavy Industries Co. Ltd.*	129,497	776
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
South Korea – 11.9%continued
Samsung Life Insurance Co. Ltd.	15,734	$843
Samsung SDI Co. Ltd.	10,796	3,930
Samsung SDS Co. Ltd.	7,595	1,002
Samsung Securities Co. Ltd.	11,820	352
Shinhan Financial Group Co. Ltd.	86,046	2,674
SK Biopharmaceuticals Co. Ltd.*	6,317	491
SK Bioscience Co. Ltd.*	5,017	279
SK Hynix, Inc.	107,168	11,701
SK IE Technology Co. Ltd.*	5,586	340
SK Innovation Co. Ltd.*	11,853	1,284
SK Square Co. Ltd.*	19,394	790
SK Telecom Co. Ltd.	10,820	420
SK, Inc.	7,187	990
SKC Co. Ltd.	3,696	259
S-Oil Corp.	8,775	471
Woori Financial Group, Inc.	119,684	1,206
Yuhan Corp.*	11,500	613
		170,324
Taiwan – 15.2%
Accton Technology Corp.	99,000	1,677
Acer, Inc.	531,800	929
Advantech Co. Ltd.	92,661	1,121
Alchip Technologies Ltd.	14,873	1,576
ASE Technology Holding Co. Ltd.	601,928	2,640
Asia Cement Corp.	459,567	620
Asustek Computer, Inc.	138,546	2,203
AUO Corp.*	1,218,172	719
Catcher Technology Co. Ltd.	115,111	726
Cathay Financial Holding Co. Ltd.*	1,877,002	2,794
Chailease Holding Co. Ltd.	301,804	1,894
Chang Hwa Commercial Bank Ltd.	1,041,012	607
Cheng Shin Rubber Industry Co. Ltd.	363,184	530
China Airlines Ltd.	542,000	382
China Development Financial Holding Corp.*	3,153,143	1,288
China Steel Corp.	2,324,156	2,042
Chunghwa Telecom Co. Ltd.	749,493	2,928
Compal Electronics, Inc.	798,759	1,039
CTBC Financial Holding Co. Ltd.	3,464,878	3,196
Delta Electronics, Inc.	382,343	3,894
E Ink Holdings, Inc.	168,000	1,075
E.Sun Financial Holding Co. Ltd.	2,776,254	2,330
Eclat Textile Co. Ltd.	32,182	588
eMemory Technology, Inc.	13,000	1,030

NORTHERN FUNDS QUARTERLY REPORT     32    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Taiwan – 15.2%continued
Eva Airways Corp.	538,000	$550
Evergreen Marine Corp. Taiwan Ltd.	201,556	942
Far Eastern New Century Corp.	585,789	594
Far EasTone Telecommunications Co. Ltd.	350,345	910
Feng TAY Enterprise Co. Ltd.	107,199	610
First Financial Holding Co. Ltd.	2,149,034	1,917
Formosa Chemicals & Fibre Corp.	695,499	1,410
Formosa Petrochemical Corp.	213,487	560
Formosa Plastics Corp.	753,682	1,943
Fubon Financial Holding Co. Ltd.	1,538,085	3,243
Gigabyte Technology Co. Ltd.	100,000	863
Global Unichip Corp.	17,000	959
Globalwafers Co. Ltd.	43,000	820
Hon Hai Precision Industry Co. Ltd.	2,450,942	8,336
Hotai Motor Co. Ltd.	60,118	1,383
Hua Nan Financial Holdings Co. Ltd.	1,753,210	1,274
Innolux Corp.*	1,696,822	789
Inventec Corp.	528,314	905
Largan Precision Co. Ltd.	19,835	1,850
Lite-On Technology Corp.	394,964	1,499
MediaTek, Inc.	298,334	9,826
Mega Financial Holding Co. Ltd.	2,212,275	2,821
Micro-Star International Co. Ltd.	141,000	934
momo.com, Inc.	14,960	248
Nan Ya Plastics Corp.	936,951	2,026
Nan Ya Printed Circuit Board Corp.	46,000	375
Nanya Technology Corp.	250,071	634
Nien Made Enterprise Co. Ltd.	34,000	390
Novatek Microelectronics Corp.	113,850	1,915
Pegatron Corp.	395,594	1,122
PharmaEssentia Corp.*	45,000	506
Pou Chen Corp.	426,093	428
Powerchip Semiconductor Manufacturing Corp.	604,000	577
President Chain Store Corp.	107,220	941
Quanta Computer, Inc.	530,576	3,861
Realtek Semiconductor Corp.	95,457	1,460
Ruentex Development Co. Ltd.*	289,784	356
Shanghai Commercial & Savings Bank (The) Ltd.	758,904	1,156
Shin Kong Financial Holding Co. Ltd.*	2,485,907	716
SinoPac Financial Holdings Co. Ltd.	2,075,290	1,330
Synnex Technology International Corp.	244,940	559
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Taiwan – 15.2%continued
Taishin Financial Holding Co. Ltd.	2,214,418	$1,306
Taiwan Business Bank	1,126,400	502
Taiwan Cement Corp.	1,342,310	1,522
Taiwan Cooperative Financial Holding Co. Ltd.	2,028,675	1,762
Taiwan High Speed Rail Corp.	395,000	395
Taiwan Mobile Co. Ltd.	343,076	1,101
Taiwan Semiconductor Manufacturing Co. Ltd.	4,835,749	93,066
Unimicron Technology Corp.	270,000	1,539
Uni-President Enterprises Corp.	952,150	2,308
United Microelectronics Corp.	2,211,043	3,759
Vanguard International Semiconductor Corp.	177,000	469
Voltronic Power Technology Corp.	13,000	722
Walsin Lihwa Corp.	557,986	701
Wan Hai Lines Ltd.	148,005	265
Winbond Electronics Corp.	617,984	611
Wistron Corp.	512,000	1,639
Wiwynn Corp.	19,000	1,122
WPG Holdings Ltd.	304,290	807
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	66,525	1,289
Yang Ming Marine Transport Corp.	315,000	526
Yuanta Financial Holding Co. Ltd.	2,005,108	1,800
Zhen Ding Technology Holding Ltd.	117,850	418
		218,995
Thailand – 1.7%
Advanced Info Service PCL (Registered)	194,000	1,233
Advanced Info Service PCL NVDR	40,899	260
Airports of Thailand PCL NVDR	843,800	1,475
Asset World Corp. PCL NVDR	1,691,900	176
Bangkok Dusit Medical Services PCL NVDR	2,194,200	1,784
Bangkok Expressway & Metro PCL NVDR (Registered)	1,416,098	330
Banpu PCL NVDR	1,776,300	353
Berli Jucker PCL NVDR	176,400	129
BTS Group Holdings PCL NVDR	1,413,300	300
Bumrungrad Hospital PCL NVDR	117,487	764
Central Pattana PCL NVDR	399,800	819
Central Retail Corp. PCL NVDR (Registered)	358,858	430
Charoen Pokphand Foods PCL NVDR	759,057	435
CP ALL PCL (Registered)	905,200	1,485

EQUITY FUNDS    33    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Thailand – 1.7%continued
CP ALL PCL NVDR	245,536	$402
CP Axtra PCL NVDR	415,100	328
Delta Electronics Thailand PCL NVDR	612,200	1,574
Energy Absolute PCL NVDR	331,600	429
Global Power Synergy PCL NVDR	152,500	216
Gulf Energy Development PCL NVDR (Registered)	578,450	753
Home Product Center PCL NVDR	1,185,904	406
Indorama Ventures PCL NVDR	298,247	238
Intouch Holdings PCL NVDR	189,700	397
Kasikornbank PCL NVDR	112,200	443
Krung Thai Bank PCL (Registered)	563,250	304
Krung Thai Bank PCL NVDR	80,993	44
Krungthai Card PCL NVDR	185,600	236
Land & Houses PCL NVDR	1,607,700	384
Minor International PCL NVDR	664,630	574
Muangthai Capital PCL NVDR (Registered)	142,000	186
Osotspa PCL NVDR	249,200	160
PTT Exploration & Production PCL (Registered)	242,500	1,062
PTT Exploration & Production PCL NVDR	30,943	135
PTT Global Chemical PCL (Registered)	189,814	214
PTT Global Chemical PCL NVDR	253,576	286
PTT Oil & Retail Business PCL NVDR (Registered)	548,000	306
PTT PCL (Registered)	1,835,000	1,922
PTT PCL NVDR	130,000	136
SCB X PCL (Registered)	145,800	453
SCB X PCL NVDR	21,776	68
SCG Packaging PCL NVDR	230,000	242
Siam Cement (The) PCL (Registered)	51,000	457
Siam Cement (The) PCL NVDR	103,798	930
Thai Oil PCL (Registered)	106,110	167
Thai Oil PCL NVDR	108,708	171
TMBThanachart Bank PCL NVDR	4,932,700	241
True Corp. PCL NVDR (Registered)	2,069,223	305
		24,142
Turkey – 0.6%
Akbank T.A.S.	599,029	743
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	283,863	433
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Turkey – 0.6%continued
BIM Birlesik Magazalar A.S.	89,486	$913
Eregli Demir ve Celik Fabrikalari T.A.S.*	267,616	373
Ford Otomotiv Sanayi A.S.	14,626	367
Haci Omer Sabanci Holding A.S.	200,804	412
Hektas Ticaret T.A.S.*	258,023	176
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	153,495	739
Koza Altin Isletmeleri A.S.	223,270	148
Pegasus Hava Tasimaciligi A.S.*	8,351	184
Sasa Polyester Sanayi A.S.*	263,390	326
Tofas Turk Otomobil Fabrikasi A.S.	22,948	163
Turk Hava Yollari A.O.*	108,431	841
Turkcell Iletisim Hizmetleri A.S.	232,279	442
Turkiye Is Bankasi A.S., Class C	667,169	530
Turkiye Petrol Rafinerileri A.S.	189,231	918
Turkiye Sise ve Cam Fabrikalari A.S.	259,698	404
Ulker Biskuvi Sanayi A.S.*	—	—
Yapi ve Kredi Bankasi A.S.	663,699	441
		8,553
United Arab Emirates – 1.2%
Abu Dhabi Commercial Bank PJSC	577,047	1,442
Abu Dhabi Islamic Bank PJSC	291,091	802
Abu Dhabi National Oil Co. for Distribution PJSC	608,429	613
Aldar Properties PJSC	758,522	1,104
Americana Restaurants International PLC	514,145	438
Dubai Islamic Bank PJSC	575,588	897
Emaar Properties PJSC	1,302,766	2,808
Emirates NBD Bank PJSC	372,812	1,757
Emirates Telecommunications Group Co. PJSC	683,717	3,656
First Abu Dhabi Bank PJSC	868,315	3,302
Multiply Group PJSC*	792,647	686
		17,505
United Kingdom – 0.1%
Anglogold Ashanti PLC	82,371	1,586
Pepco Group N.V.*	33,446	222
		1,808
United States – 0.2%
JBS S/A	152,936	782

NORTHERN FUNDS QUARTERLY REPORT     34    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United States – 0.2%continued
Legend Biotech Corp. ADR*	14,343	$863
Parade Technologies Ltd.	15,000	584
		2,229
Total Common Stocks
(Cost $960,559)		1,352,390

PREFERRED STOCKS – 2.4% (1)
Brazil – 1.6%
Banco Bradesco S.A.*	1,041,694	3,627
Centrais Eletricas Brasileiras S.A., Class B, 3.33%(6)	49,641	475
Cia Energetica de Minas Gerais, 0.51%(6)	274,409	647
Companhia Paranaense de Energia, Class B, 6.92%*	168,200	359
Gerdau S.A., 8.60%(6)	227,539	1,101
Itau Unibanco Holding S.A.*	952,598	6,624
Itausa S.A.*	1,070,353	2,275
Petroleo Brasileiro S.A., 2.71%(6)	934,361	7,142
		22,250
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 0.99%(6)	28,040	1,676
Colombia – 0.1%
Bancolombia S.A., 12.72%(6)	86,576	667
Russia – 0.0%
Surgutneftegas PJSC, 1.36%(2) (6)	1,903,637	—
South Korea – 0.6%
Hyundai Motor Co., 1.39%(6)	4,481	395
Hyundai Motor Co. (2nd Preferred), 1.37%(6)	7,300	646
LG Chem Ltd., 3.25%(6)	1,600	384
Samsung Electronics Co. Ltd., 2.50%(6)	161,544	7,790
		9,215
Total Preferred Stocks
(Cost $22,675)		33,808

RIGHTS – 0.0%
Brazil – 0.0%
Localiza Rent a Car S.A.*	645	3
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%continued
Taiwan – 0.0%
Mega Financial Holding Co. Ltd.*	46,075	$9
Total Rights
(Cost $—)		12

INVESTMENT COMPANIES – 3.4%
iShares Core MSCI Emerging Markets ETF	190,000	9,610
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(7) (8)	39,851,413	39,851
Total Investment Companies
(Cost $48,790)		49,461

Total Investments – 100.0%
(Cost $1,032,024)		1,435,671
Other Assets less Liabilities – 0.0%		641
Net Assets – 100.0%		$1,436,312

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
MMC Norilsk Nickel PJSC	2/26/10-6/17/21	3,018
Polyus PJSC	11/30/17-3/25/21	1,046
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Sberbank of Russia PJSC (Moscow Exchange)	3/7/07-8/29/08	193
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR	5/11/07-10/28/09	80
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

EQUITY FUNDS    35    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	423	Hong Kong Dollar	3,297	3/20/24	$—*
Subtotal Appreciation						—*
BNP	Taiwan Dollar	27,549	United States Dollar	885	3/20/24	(28)
BNY Mellon	Hong Kong Dollar	16,539	United States Dollar	2,122	3/20/24	—*
Citibank	Indian Rupee	24,953	United States Dollar	298	3/20/24	—*
Citibank	Korean Won	577,400	United States Dollar	440	3/20/24	(8)
Morgan Stanley	South African Rand	1,583	United States Dollar	85	3/20/24	(1)
Toronto-Dominion Bank	Brazilian Real	6,964	United States Dollar	1,390	3/20/24	(33)
Subtotal Depreciation						(70)
Total						$(70)

*	Amount rounds to less than one thousand.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	952	$49,204	Long	3/24	$2,142
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Hong Kong Dollar	18.9%
Indian Rupee	16.2
Taiwan Dollar	15.4
Korean Won	12.5
United States Dollar	6.2
Brazilian Real	5.6
All other currencies less than 5%	25.2
Total Investments	100.0
Other Assets less Liabilities	0.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Chile	$5,407	$—	$—	$5,407
China	35,099	332,601	—	367,700
Egypt	1,482	—	—	1,482
Mexico	39,401	—	—	39,401
Peru	2,662	—	—	2,662
Qatar	12,687	—	—	12,687
Saudi Arabia	57,924	—	—	57,924
United States	863	1,366	—	2,229
All Other Countries(1)	—	862,898	—	862,898
Total Common Stocks	155,525	1,196,865	—	1,352,390
Preferred Stocks:
Chile	1,676	—	—	1,676
All Other Countries(1)	—	32,132	—	32,132
Total Preferred Stocks	1,676	32,132	—	33,808

NORTHERN FUNDS QUARTERLY REPORT     36    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued	December 31, 2023 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Rights:
Brazil	$3	$—	$—	$3
Taiwan	—	9	—	9
Total Rights	3	9	—	12
Investment Companies	49,461	—	—	49,461
Total Investments	$206,665	$1,229,006	$—	$1,435,671
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,142	$—	$—	$2,142
Liabilities
Forward Foreign Currency Exchange Contracts	—	(70)	—	(70)
Total Other Financial Instruments	$2,142	$(70)	$—	$2,072

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$47,001	$366,333	$373,483	$1,294	$39,851	$39,851,413
EQUITY FUNDS    37    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)
Australia – 4.7%
Abacus Group	244,463	$191
Abacus Storage King	311,189	239
Arena REIT	182,516	459
BWP Trust	271,281	651
Centuria Industrial REIT	295,770	653
Centuria Office REIT	229,252	209
Charter Hall Long Wale REIT	357,000	911
Charter Hall Retail REIT	285,786	701
Charter Hall Social Infrastructure REIT	183,466	372
Dexus	578,176	3,010
Dexus Industria REIT	128,147	243
Goodman Group	923,931	15,864
GPT Group (The)	1,046,377	3,293
Growthpoint Properties Australia Ltd.	138,415	219
HealthCo REIT	239,465	239
HomeCo Daily Needs REIT	898,077	744
Ingenia Communities Group	224,779	679
Lifestyle Communities Ltd.	48,152	595
Mirvac Group	2,120,969	3,004
National Storage REIT	682,732	1,066
Region RE Ltd.	615,641	944
Scentre Group	2,799,067	5,677
Stockland	1,285,164	3,895
Vicinity Ltd.	2,103,047	2,910
Waypoint REIT Ltd.	333,354	552
		47,320
Austria – 0.1%
CA Immobilien Anlagen A.G.	20,149	722
IMMOFINANZ A.G.*	19,853	462
		1,184
Belgium – 0.9%
Aedifica S.A.	25,888	1,815
Cofinimmo S.A.	20,021	1,583
Intervest Offices & Warehouses N.V.	15,160	346
Montea N.V.	7,630	727
Retail Estates N.V.	6,171	440
Shurgard Self Storage Ltd.	14,993	745
Warehouses De Pauw - C.V.A.	94,357	2,962
Xior Student Housing N.V.	15,436	506
		9,124
Brazil – 0.3%
Allos S.A.	229,259	1,240
Iguatemi S.A.	120,900	601
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Brazil – 0.3%continued
JHSF Participacoes S.A.	200,963	$228
LOG Commercial Properties e Participacoes S.A.	20,500	96
Multiplan Empreendimentos Imobiliarios S.A.*	154,372	897
		3,062
Canada – 1.3%
Allied Properties Real Estate Investment Trust	35,057	534
Artis Real Estate Investment Trust	22,970	115
Boardwalk Real Estate Investment Trust	12,449	670
BSR Real Estate Investment Trust	19,288	229
Canadian Apartment Properties REIT	43,885	1,616
Choice Properties Real Estate Investment Trust	87,132	917
Crombie Real Estate Investment Trust	28,281	294
CT Real Estate Investment Trust	29,047	321
Dream Industrial Real Estate Investment Trust	70,673	745
First Capital Real Estate Investment Trust	54,303	629
Granite Real Estate Investment Trust	17,086	984
H&R Real Estate Investment Trust	71,072	531
InterRent Real Estate Investment Trust	37,739	377
Killam Apartment Real Estate Investment Trust	30,874	418
Minto Apartment Real Estate Investment Trust	10,902	133
Morguard North American Residential Real Estate Investment Trust	9,382	105
Nexus Industrial REIT	17,801	109
NorthWest Healthcare Properties Real Estate Investment Trust	65,543	255
Primaris Real Estate Investment Trust	22,543	235
RioCan Real Estate Investment Trust	80,719	1,134
Slate Grocery REIT, Class U	17,305	158
SmartCentres Real Estate Investment Trust	39,842	748
StorageVault Canada, Inc.	135,058	533
Tricon Residential, Inc.	142,465	1,297
		13,087
Chile – 0.1%
Parque Arauco S.A.	348,898	562
Plaza S.A.*	207,684	294
		856

NORTHERN FUNDS QUARTERLY REPORT     38    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
China – 2.1%
Agile Group Holdings Ltd.*	1,231,226	$134
C&D International Investment Group Ltd.	406,162	863
China Jinmao Holdings Group Ltd.	3,410,042	327
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	299,800	403
China Overseas Grand Oceans Group Ltd.	1,007,500	331
China Overseas Land & Investment Ltd.	2,062,042	3,654
China Resources Land Ltd.	1,732,155	6,249
China South City Holdings Ltd.	3,132,000	121
China Vanke Co. Ltd., Class A	328,140	483
China Vanke Co. Ltd., Class H	1,211,341	1,118
Country Garden Holdings Co. Ltd.*	6,916,672	688
Gemdale Corp., Class A	148,500	92
Gemdale Properties & Investment Corp. Ltd.	3,134,000	112
Greentown China Holdings Ltd.	616,500	627
Guangzhou R&F Properties Co. Ltd., Class H*	927,802	135
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	102,100	104
Hopson Development Holdings Ltd.*	638,873	333
Longfor Group Holdings Ltd.	1,079,071	1,731
LVGEM China Real Estate Investment Co. Ltd.*	668,000	67
Midea Real Estate Holding Ltd.	149,000	102
Poly Developments and Holdings Group Co. Ltd., Class A	401,600	560
Poly Property Group Co. Ltd.	1,154,000	234
Powerlong Real Estate Holdings Ltd.*	681,000	63
Radiance Holdings Group Co. Ltd.*	424,000	206
Redco Properties Group Ltd.(2) *	468,000	74
Seazen Group Ltd.*	1,361,904	221
Seazen Holdings Co. Ltd., Class A*	77,900	125
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	142,216	116
Shanghai Lingang Holdings Corp. Ltd., Class A	76,200	108
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	48,400	131
Shenzhen Investment Ltd.	1,551,191	228
Shui On Land Ltd.	2,128,277	197
Sino-Ocean Group Holding Ltd.*	1,672,000	94
SOHO China Ltd.*	1,142,256	110
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
China – 2.1%continued
Yanlord Land Group Ltd.*	305,600	$134
Yuexiu Property Co. Ltd.	877,674	714
		20,989
Egypt – 0.1%
Heliopolis Housing	248,106	83
Talaat Moustafa Group	492,541	385
		468
Finland – 0.1%
Citycon OYJ*	45,854	263
Kojamo OYJ	67,925	902
		1,165
France – 1.5%
Altarea S.C.A.	2,345	207
Carmila S.A.*	35,448	611
Covivio S.A./France	27,247	1,473
Gecina S.A.	24,715	3,018
ICADE	19,026	750
Klepierre S.A.	117,548	3,214
Mercialys S.A.	48,104	530
Nexity S.A.	23,241	435
Unibail-Rodamco-Westfield*	63,693	4,692
		14,930
Germany – 2.0%
Aroundtown S.A.*	501,850	1,371
Grand City Properties S.A.*	37,729	424
Hamborner REIT A.G.	40,802	307
LEG Immobilien S.E.*	39,875	3,492
Sirius Real Estate Ltd.	730,712	876
TAG Immobilien A.G.*	95,520	1,391
VIB Vermoegen A.G.*	4,594	71
Vonovia S.E.	396,184	12,484
		20,416
Greece – 0.0%
LAMDA Development S.A.*	40,165	300
Guernsey, C.I. – 0.1%
Balanced Commercial Property Trust Ltd.	397,624	366
Hong Kong – 3.7%
Champion REIT	1,317,846	413
CK Asset Holdings Ltd.	1,053,000	5,266
Cosmopolitan International Holdings Ltd.*	210,600	82

EQUITY FUNDS    39    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Hong Kong – 3.7%continued
Far East Consortium International Ltd.	736,506	$131
Fortune Real Estate Investment Trust	832,000	528
Hang Lung Group Ltd.	445,000	607
Hang Lung Properties Ltd.	959,452	1,331
Henderson Land Development Co. Ltd.	779,555	2,410
Hongkong Land Holdings Ltd.	591,518	2,055
Hysan Development Co. Ltd.	340,045	674
Kerry Properties Ltd.	320,099	584
Link REIT	1,383,026	7,734
Shun Tak Holdings Ltd.*	630,000	81
Sino Land Co. Ltd.	2,007,959	2,189
Sun Hung Kai Properties Ltd.	782,425	8,420
Swire Properties Ltd.	623,200	1,257
Wharf Real Estate Investment Co. Ltd.	898,317	3,056
Yuexiu Real Estate Investment Trust	1,285,477	207
		37,025
India – 1.3%
Anant Raj Ltd.	45,792	162
Brigade Enterprises Ltd.	64,554	696
Brookfield India Real Estate Trust	107,237	303
DLF Ltd.	332,544	2,900
Embassy Office Parks REIT	287,450	1,121
Godrej Properties Ltd.*	66,650	1,611
Indiabulls Real Estate Ltd.*	216,203	226
Macrotech Developers Ltd.	131,281	1,613
Mahindra Lifespace Developers Ltd.	41,022	268
Mindspace Business Parks REIT	115,484	449
NESCO Ltd.	10,038	106
Nexus Select Trust	254,338	415
Phoenix Mills (The) Ltd.	52,448	1,416
Prestige Estates Projects Ltd.	77,902	1,102
Sunteck Realty Ltd.	22,794	122
		12,510
Indonesia – 0.1%
Ciputra Development Tbk PT	4,956,636	376
Lippo Karawaci Tbk PT*	17,425,210	110
Pakuwon Jati Tbk PT	9,567,540	282
Rimo International Lestari Tbk PT(2) *	42,545,100	—
Summarecon Agung Tbk PT	6,194,296	232
		1,000
Ireland – 0.0%
Irish Residential Properties REIT PLC	220,316	269
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Israel – 0.7%
Africa Israel Residences Ltd.	3,169	$168
Amot Investments Ltd.	129,626	716
Aura Investments Ltd.	70,285	202
Azrieli Group Ltd.	23,376	1,535
Blue Square Real Estate Ltd.	2,832	186
Electra Real Estate Ltd.	13,026	149
Israel Canada T.R Ltd.	73,144	219
Isras Investment Co. Ltd.	902	189
Mega Or Holdings Ltd.	12,566	297
Melisron Ltd.	12,884	1,000
Mivne Real Estate KD Ltd.	327,449	968
Prashkovsky Investments and Construction Ltd.	3,627	81
REIT 1 Ltd.	107,944	507
Sella Capital Real Estate Ltd.	123,208	292
Summit Real Estate Holdings Ltd.	22,951	342
YH Dimri Construction & Development Ltd.	4,381	315
		7,166
Italy – 0.0%
Cromwell European Real Estate Investment Trust	163,271	256
Japan – 9.5%
Activia Properties, Inc.	380	1,046
Advance Logistics Investment Corp.	343	308
Advance Residence Investment Corp.	740	1,657
Aeon Mall Co. Ltd.	49,566	622
AEON REIT Investment Corp.	922	924
Comforia Residential REIT, Inc.	368	826
CRE Logistics REIT, Inc.	298	328
Daiwa House Industry Co. Ltd.	320,600	9,686
Daiwa House REIT Investment Corp.	1,266	2,257
Daiwa Office Investment Corp.	158	744
Daiwa Securities Living Investments Corp.	1,106	817
Frontier Real Estate Investment Corp.	271	831
Fukuoka REIT Corp.	353	428
Global One Real Estate Investment Corp.	562	436
GLP J-REIT	2,565	2,550
Goldcrest Co. Ltd.	8,800	138
Hankyu Hanshin REIT, Inc.	357	351
Heiwa Real Estate Co. Ltd.	16,000	427
Heiwa Real Estate REIT, Inc.	557	531

NORTHERN FUNDS QUARTERLY REPORT     40    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 9.5%continued
Hoshino Resorts REIT, Inc.	131	$525
Hulic Co. Ltd.	209,540	2,188
Hulic REIT, Inc.	717	757
Ichigo Office REIT Investment Corp.	521	305
Ichigo, Inc.	138,500	331
Industrial & Infrastructure Fund Investment Corp.	1,074	1,061
Invincible Investment Corp.	3,596	1,553
Japan Excellent, Inc.	650	578
Japan Hotel REIT Investment Corp.	2,472	1,212
Japan Logistics Fund, Inc.	488	989
Japan Metropolitan Fund Invest	3,822	2,759
Japan Prime Realty Investment Corp.	466	1,156
Japan Real Estate Investment Corp.	699	2,891
Katitas Co. Ltd.	28,800	446
KDX Realty Investment Corp.	2,224	2,534
Keihanshin Building Co. Ltd.	15,300	154
LaSalle Logiport REIT	1,013	1,090
Leopalace21 Corp.*	101,200	306
Mirai Corp.	992	305
Mitsubishi Estate Co. Ltd.	607,880	8,351
Mitsubishi Estate Logistics REIT Investment Corp.	258	685
Mitsui Fudosan Co. Ltd.	480,962	11,756
Mitsui Fudosan Logistics Park, Inc.	314	1,017
Mori Hills REIT Investment Corp.	844	838
Mori Trust REIT, Inc.	1,376	707
Nippon Accommodations Fund, Inc.	268	1,147
Nippon Building Fund, Inc.	824	3,564
Nippon Prologis REIT, Inc.	1,240	2,386
NIPPON REIT Investment Corp.	247	588
Nomura Real Estate Holdings, Inc.	58,700	1,540
Nomura Real Estate Master Fund, Inc.	2,320	2,710
NTT UD REIT Investment Corp.	770	680
One REIT, Inc.	130	244
Orix JREIT, Inc.	1,429	1,686
SAMTY Co. Ltd.	15,000	259
Samty Residential Investment Corp.	194	151
Sekisui House REIT, Inc.	2,284	1,247
SOSiLA Logistics REIT, Inc.	366	311
Star Asia Investment Corp.	1,272	519
Starts Proceed Investment Corp.	130	185
Sumitomo Realty & Development Co. Ltd.	154,025	4,565
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Japan – 9.5%continued
Sun Frontier Fudousan Co. Ltd.	14,800	$171
Takara Leben Real Estate Investment Corp.	375	268
TKP Corp.*	10,400	132
Tokyo Tatemono Co. Ltd.	100,500	1,501
Tokyu REIT, Inc.	484	584
Tosei Corp.	14,000	198
United Urban Investment Corp.	1,489	1,520
		95,557
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	811,647	269
Kuwait Real Estate Co. KSC	399,828	267
Mabanee Co. KPSC	348,538	956
National Real Estate Co. KPSC*	617,449	133
Salhia Real Estate Co. K.S.C.P.	233,404	326
		1,951
Malaysia – 0.2%
Axis Real Estate Investment Trust	762,314	297
Eco World Development Group Bhd.	603,800	138
IOI Properties Group Bhd.	778,800	296
Matrix Concepts Holdings Bhd.	350,900	126
Sime Darby Property Bhd.	1,306,100	177
SP Setia Bhd. Group	897,869	156
Sunway Real Estate Investment Trust	983,000	330
UEM Sunrise Bhd.	637,700	113
		1,633
Mexico – 0.8%
Concentradora Fibra Danhos S.A. de C.V.	177,553	218
Corp. Inmobiliaria Vesta S.A.B. de C.V.	451,200	1,789
FIBRA Macquarie Mexico	412,220	808
Fibra Uno Administracion S.A. de C.V.	1,555,633	2,794
Prologis Property Mexico S.A. de C.V.	378,414	1,794
TF Administradora Industrial S de RL de C.V.	418,400	895
		8,298
Netherlands – 0.1%
Eurocommercial Properties N.V.	24,055	592
NSI N.V.	10,980	227
Vastned Retail N.V.	6,166	137
Wereldhave N.V.	17,629	282
		1,238

EQUITY FUNDS    41    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
New Zealand – 0.1%
Goodman Property Trust	610,943	$881
Kiwi Property Group Ltd.	805,646	445
		1,326
Norway – 0.1%
Entra ASA	38,977	442
Philippines – 0.6%
AREIT, Inc.	414,300	250
Ayala Land, Inc.	3,669,981	2,283
Megaworld Corp.	4,879,001	173
MREIT, Inc.	676,000	150
Robinsons Land Corp.	1,027,296	296
SM Prime Holdings, Inc.	5,437,453	3,230
		6,382
Qatar – 0.1%
Barwa Real Estate Co.	1,173,054	933
United Development Co. QSC	944,423	276
		1,209
Romania – 0.2%
NEPI Rockcastle N.V.*	270,148	1,865
Russia – 0.0%
LSR Group PJSC(2)	30,351	—
Saudi Arabia – 0.3%
Al Rajhi REIT	124,450	295
Alandalus Property Co.	26,751	142
Arriyadh Development Co.	45,456	256
Dar Al Arkan Real Estate Development Co.*	291,450	1,104
Emaar Economic City*	224,250	475
Jadwa REIT Saudi Fund	97,268	348
Retal Urban Development Co.	86,947	197
Riyad REIT Fund	77,756	184
Saudi Real Estate Co.*	83,604	355
		3,356
Singapore – 3.0%
AIMS APAC REIT	346,182	342
CapitaLand Ascendas REIT	2,010,834	4,604
CapitaLand Ascott Trust	1,429,314	1,071
CapitaLand China Trust	637,827	449
Capitaland India Trust	590,355	509
CapitaLand Integrated Commercial Trust	2,868,014	4,461
CDL Hospitality Trusts	465,652	391
City Developments Ltd.	266,600	1,340
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Singapore – 3.0%continued
Digital Core REIT Management Pte Ltd.	430,100	$277
ESR-LOGOS REIT	3,750,974	910
Far East Hospitality Trust	562,203	283
Frasers Centrepoint Trust	562,009	961
Frasers Hospitality Trust	431,800	162
Frasers Logistics & Commercial Trust	1,634,546	1,421
Hong Fok Corp. Ltd.	164,700	113
Keppel DC REIT	730,434	1,077
Keppel REIT	1,225,520	862
Lendlease Global Commercial REIT	953,066	465
Mapletree Industrial Trust	1,159,432	2,201
Mapletree Logistics Trust	1,863,226	2,449
Mapletree Pan Asia Commercial Trust	1,259,961	1,493
Parkway Life Real Estate Investment Trust	212,200	592
Sasseur Real Estate Investment Trust	299,700	156
SPH REIT	606,500	407
Starhill Global REIT	778,590	310
Suntec Real Estate Investment Trust	1,110,991	1,033
UOL Group Ltd.	253,397	1,201
		29,540
South Africa – 0.4%
Burstone Group Limited	338,251	147
Equites Property Fund Ltd.	436,589	332
Fortress Real Estate Investments Ltd.*	640,694	483
Fortress Real Estate Investments Ltd., Class B*	453,630	176
Growthpoint Properties Ltd.	1,826,052	1,164
Hyprop Investments Ltd.	182,158	310
Redefine Properties Ltd.	3,729,870	784
Resilient REIT Ltd.	153,948	373
Vukile Property Fund Ltd.	458,011	353
		4,122
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	76,209	216
JR Global REIT	98,449	311
LOTTE REIT Co. Ltd.	62,016	152
SK D&D Co. Ltd.	4,890	112
SK REITs Co. Ltd.	66,981	207
		998
Spain – 0.3%
Aedas Homes S.A.	6,611	133
Inmobiliaria Colonial Socimi S.A.	150,086	1,089

NORTHERN FUNDS QUARTERLY REPORT     42    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Spain – 0.3%continued
Lar Espana Real Estate Socimi S.A.	26,044	$177
Merlin Properties Socimi S.A.	176,111	1,954
		3,353
Sweden – 1.8%
Atrium Ljungberg AB, Class B	27,065	621
Castellum AB*	211,858	3,029
Catena AB	17,629	828
Cibus Nordic Real Estate AB publ	26,662	353
Corem Property Group AB, Class B	257,171	272
Dios Fastigheter AB	54,262	465
Fabege AB	125,920	1,351
Fastighets AB Balder, Class B*	355,809	2,541
Hufvudstaden AB, Class A	58,953	830
NP3 Fastigheter AB	15,353	355
Nyfosa AB	77,194	739
Pandox AB	49,898	744
Platzer Fastigheter Holding AB, Class B	30,788	259
Sagax AB, Class B	106,127	2,912
Samhallsbyggnadsbolaget i Norden AB	565,812	287
Wallenstam AB, Class B	188,077	1,023
Wihlborgs Fastigheter AB	150,556	1,414
		18,023
Switzerland – 1.2%
Allreal Holding A.G. (Registered)	8,236	1,475
Intershop Holding A.G.	569	416
IWG PLC*	396,131	953
Mobimo Holding A.G. (Registered)	4,021	1,249
PSP Swiss Property A.G. (Registered)	24,680	3,456
Swiss Prime Site A.G. (Registered)	41,331	4,422
		11,971
Taiwan – 0.4%
Cathay Real Estate Development Co. Ltd.	278,000	164
Chong Hong Construction Co. Ltd.	98,000	250
Farglory Land Development Co. Ltd.	128,000	237
Highwealth Construction Corp.	678,194	886
Huaku Development Co. Ltd.	128,000	402
Kindom Development Co. Ltd.	174,900	221
Prince Housing & Development Corp.	502,000	181
Ruentex Development Co. Ltd.*	829,955	1,018
Sakura Development Co. Ltd.	115,918	183
		3,542
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
Thailand – 0.6%
Amata Corp. PCL NVDR	458,235	$359
AP Thailand PCL (Registered)	441,405	146
AP Thailand PCL NVDR	861,304	285
Central Pattana PCL (Registered)	581,626	1,193
Central Pattana PCL NVDR	500,998	1,026
Land & Houses PCL NVDR	4,592,100	1,096
Origin Property PCL NVDR	475,400	118
Pruksa Holding PCL NVDR	239,100	85
Quality Houses PCL NVDR	4,349,400	285
Sansiri PCL NVDR	6,961,466	360
SC Asset Corp. PCL (Registered)	747,984	72
SC Asset Corp. PCL NVDR(3)	4,424	—
Supalai PCL (Registered)	280,445	153
Supalai PCL NVDR	397,500	216
WHA Corp. PCL NVDR	4,536,500	703
		6,097
Turkey – 0.1%
Is Gayrimenkul Yatirim Ortakligi A.S.*	181,528	95
Peker Gayrimenkul Yatirim Ortakligi A.S.*	230,333	256
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	101,903	110
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	102
		563
United Arab Emirates – 0.3%
Aldar Properties PJSC	2,071,492	3,016
Deyaar Development PJSC*	598,845	112
RAK Properties PJSC*	504,129	160
		3,288
United Kingdom – 3.5%
Assura PLC	1,651,958	1,013
Big Yellow Group PLC	101,490	1,577
British Land (The) Co. PLC	476,781	2,418
CLS Holdings PLC	96,008	124
Custodian Property Income REIT PLC	223,786	249
Derwent London PLC	51,969	1,556
Empiric Student Property PLC	320,747	387
Grainger PLC	386,136	1,299
Great Portland Estates PLC	112,346	600
Hammerson PLC	2,026,130	730
Home REIT PLC(2)	484,349	216
Impact Healthcare REIT PLC	181,679	208
Land Securities Group PLC	383,713	3,435

EQUITY FUNDS    43    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United Kingdom – 3.5%continued
LondonMetric Property PLC	575,284	$1,401
LXI REIT PLC	890,499	1,184
Picton Property Income Ltd.	315,890	278
Primary Health Properties PLC	732,282	965
PRS REIT (The) PLC	287,116	315
Safestore Holdings PLC	119,748	1,344
Segro PLC	629,405	7,084
Shaftesbury Capital PLC	804,540	1,411
Supermarket Income REIT PLC	687,417	759
Target Healthcare REIT PLC	315,312	346
Tritax Big Box REIT PLC	1,026,809	2,201
UK Commercial Property REIT Ltd.	421,383	332
UNITE Group (The) PLC	202,243	2,682
Urban Logistics REIT PLC	252,612	409
Warehouse REIT PLC	188,728	221
Workspace Group PLC	78,625	567
		35,311
United States – 54.7%
Acadia Realty Trust	52,200	887
Agree Realty Corp.	52,604	3,311
Alexander & Baldwin, Inc.	40,044	762
Alexander's, Inc.	1,073	229
Alexandria Real Estate Equities, Inc.	89,009	11,284
American Assets Trust, Inc.	25,397	572
American Homes 4 Rent, Class A	175,475	6,310
Americold Realty Trust, Inc.	145,594	4,407
Apartment Income REIT Corp.	81,483	2,830
Apartment Investment and Management Co., Class A*	74,286	582
Apple Hospitality REIT, Inc.	116,459	1,934
AvalonBay Communities, Inc.	76,763	14,372
Boston Properties, Inc.	80,374	5,640
Brandywine Realty Trust	94,616	511
Brixmor Property Group, Inc.	161,838	3,766
Broadstone Net Lease, Inc.	101,332	1,745
Camden Property Trust	57,589	5,718
CareTrust REIT, Inc.	55,021	1,231
CBL & Associates Properties, Inc.	6,148	150
Centerspace	8,351	486
Chatham Lodging Trust	25,684	275
Community Healthcare Trust, Inc.	13,997	373
COPT Defense Properties	62,076	1,591
Cousins Properties, Inc.	83,483	2,033
CubeSmart	121,229	5,619
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 54.7%continued
DiamondRock Hospitality Co.	116,491	$1,094
Digital Realty Trust, Inc.	163,696	22,030
DigitalBridge Group, Inc.	88,990	1,561
Diversified Healthcare Trust	93,414	349
Douglas Emmett, Inc.	90,795	1,317
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	50,793	683
EastGroup Properties, Inc.	24,685	4,531
Elme Communities	48,433	707
Empire State Realty Trust, Inc., Class A	73,530	712
Equinix, Inc.	50,672	40,811
Equity Commonwealth	58,678	1,127
Equity Commonwealth - (Fractional Shares)(2)	75,000	—
Equity LifeStyle Properties, Inc.	95,505	6,737
Equity Residential	194,574	11,900
Essex Property Trust, Inc.	34,659	8,593
Extra Space Storage, Inc.	114,225	18,314
Federal Realty Investment Trust	39,520	4,073
First Industrial Realty Trust, Inc.	71,202	3,750
Four Corners Property Trust, Inc.	49,239	1,246
FRP Holdings, Inc.*	4,284	269
Getty Realty Corp.	26,114	763
Gladstone Commercial Corp.	19,169	254
Global Medical REIT, Inc.	33,803	375
Global Net Lease, Inc.	105,767	1,052
Healthcare Realty Trust, Inc.	207,637	3,578
Healthpeak Properties, Inc.	295,068	5,842
Highwoods Properties, Inc.	56,395	1,295
Host Hotels & Resorts, Inc.	384,123	7,479
Howard Hughes Holdings, Inc.*	19,248	1,647
Hudson Pacific Properties, Inc.	70,705	658
Independence Realty Trust, Inc.	121,448	1,858
Innovative Industrial Properties, Inc.	15,387	1,551
InvenTrust Properties Corp.	37,275	945
Invitation Homes, Inc.	330,646	11,278
Iron Mountain, Inc.	157,676	11,034
JBG SMITH Properties	52,016	885
Kennedy-Wilson Holdings, Inc.	61,796	765
Kilroy Realty Corp.	59,755	2,381
Kimco Realty Corp.	333,937	7,116
Kite Realty Group Trust	117,856	2,694
LTC Properties, Inc.	22,889	735
LXP Industrial Trust	161,345	1,601

NORTHERN FUNDS QUARTERLY REPORT     44    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 54.7%continued
Macerich (The) Co.	115,395	$1,781
Medical Properties Trust, Inc.	323,292	1,587
Mid-America Apartment Communities, Inc.	63,005	8,472
National Health Investors, Inc.	23,913	1,336
National Storage Affiliates Trust	46,242	1,918
NETSTREIT Corp.	36,131	645
NexPoint Residential Trust, Inc.	12,949	446
NNN REIT, Inc.	98,256	4,235
Omega Healthcare Investors, Inc.	131,891	4,044
One Liberty Properties, Inc.	10,362	227
Paramount Group, Inc.	88,073	455
Park Hotels & Resorts, Inc.	116,034	1,775
Peakstone Realty Trust	19,914	397
Pebblebrook Hotel Trust	65,286	1,043
Phillips Edison & Co., Inc.	62,997	2,298
Physicians Realty Trust	127,530	1,697
Piedmont Office Realty Trust, Inc., Class A	68,062	484
Plymouth Industrial REIT, Inc.	21,256	512
Prologis, Inc.	500,328	66,694
Public Storage	85,585	26,103
Realty Income Corp.	383,291	22,009
Regency Centers Corp.	89,649	6,006
Retail Opportunity Investments Corp.	68,779	965
Rexford Industrial Realty, Inc.	111,214	6,239
RLJ Lodging Trust	84,240	987
RPT Realty	47,483	609
Ryman Hospitality Properties, Inc.	30,993	3,411
Sabra Health Care REIT, Inc.	127,326	1,817
Saul Centers, Inc.	7,283	286
Seritage Growth Properties, Class A*	20,043	187
Service Properties Trust	91,338	780
Simon Property Group, Inc.	176,960	25,242
SITE Centers Corp.	100,486	1,370
SL Green Realty Corp.	34,409	1,554
Spirit Realty Capital, Inc.	77,236	3,374
St. Joe (The) Co.	19,251	1,159
STAG Industrial, Inc.	96,723	3,797
Summit Hotel Properties, Inc.	58,686	394
Sun Communities, Inc.	67,194	8,980
Sunstone Hotel Investors, Inc.	108,932	1,169
Tanger, Inc.	57,287	1,588
Terreno Realty Corp.	45,096	2,826
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% (1)continued
United States – 54.7%continued
UDR, Inc.	168,887	$6,467
UMH Properties, Inc.	31,755	486
Universal Health Realty Income Trust	7,322	317
Urban Edge Properties	64,864	1,187
Ventas, Inc.	217,386	10,835
Veris Residential, Inc.	41,887	659
Vornado Realty Trust	88,361	2,496
Welltower, Inc.	280,551	25,297
Whitestone REIT	25,455	313
WP Carey, Inc.	115,476	7,484
Xenia Hotels & Resorts, Inc.	57,444	782
		549,429
Total Common Stocks
(Cost $714,128)		980,987

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(4) (5)	13,702,203	13,702
Total Investment Companies
(Cost $13,702)		13,702

Total Investments – 99.1%
(Cost $727,830)		994,689
Other Assets less Liabilities – 0.9%		9,375
Net Assets – 100.0%		$1,004,064

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

EQUITY FUNDS    45    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	196	Singapore Dollar	259	3/20/24	$1
BNY Mellon	United States Dollar	523	Hong Kong Dollar	4,073	3/20/24	—*
Citibank	United States Dollar	246	Australian Dollar	366	3/20/24	4
Citibank	United States Dollar	910	Euro	840	3/20/24	20
Citibank	United States Dollar	586	Japanese Yen	81,928	3/21/24	3
Citibank	United States Dollar	13	Swedish Krona	129	3/20/24	—*
Toronto-Dominion Bank	United States Dollar	367	British Pound	288	3/20/24	—*
Toronto-Dominion Bank	United States Dollar	319	Swiss Franc	274	3/20/24	10
Subtotal Appreciation						38
BNP	Taiwan Dollar	17,120	United States Dollar	550	3/20/24	(18)
BNY Mellon	Hong Kong Dollar	5,891	United States Dollar	756	3/20/24	—*
Citibank	British Pound	644	United States Dollar	820	3/20/24	(1)
Citibank	Canadian Dollar	240	United States Dollar	179	3/20/24	(2)
Citibank	Euro	1,951	United States Dollar	2,142	3/20/24	(19)
Citibank	Indian Rupee	25,000	United States Dollar	299	3/20/24	—*
Citibank	Korean Won	570,170	United States Dollar	435	3/20/24	(8)
Citibank	Norwegian Krone	860	United States Dollar	82	3/20/24	(3)
Citibank	Swiss Franc	820	United States Dollar	953	3/20/24	(31)
Toronto-Dominion Bank	Brazilian Real	1,400	United States Dollar	279	3/20/24	(7)
Toronto-Dominion Bank	Japanese Yen	55,130	United States Dollar	395	3/21/24	(1)
Subtotal Depreciation						(90)
Total						$(52)

*	Amount rounds to less than one thousand.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	1	$241	Long	3/24	$(1)
E-Mini S&P MidCap 400 (United States Dollar)	44	12,362	Long	3/24	350
MSCI EAFE Index (United States Dollar)	52	5,856	Long	3/24	134
MSCI Emerging Markets Index (United States Dollar)	59	3,049	Long	3/24	83
S&P/TSX 60 Index (Canadian Dollar)	10	1,918	Long	3/24	41
Total					$607
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	56.4%
Japanese Yen	9.5
Hong Kong Dollar	5.4
Euro	5.1
All other currencies less than 5%	22.7
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in

NORTHERN FUNDS QUARTERLY REPORT     46    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued	December 31, 2023 (UNAUDITED)
their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$13,087	$—	$—	$13,087
Chile	856	—	—	856
China	—	20,915	74	20,989
Egypt	468	—	—	468
Israel	7,166	—	—	7,166
Mexico	8,298	—	—	8,298
Qatar	1,209	—	—	1,209
Saudi Arabia	3,356	—	—	3,356
Thailand	285	5,812	—	6,097
United Kingdom	—	35,095	216	35,311
United States	549,429	—	—	549,429
All Other Countries(1)	—	334,721	—	334,721
Total Common Stocks	584,154	396,543	290	980,987
Investment Companies	13,702	—	—	13,702
Total Investments	$597,856	$396,543	$290	$994,689
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$38	$—	$38
Futures Contracts	608	—	—	608
Liabilities
Forward Foreign Currency Exchange Contracts	—	(90)	—	(90)
Futures Contracts	(1)	—	—	(1)
Total Other Financial Instruments	$607	$(52)	$—	$555

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,972	$143,039	$138,309	$527	$13,702	$13,702,203
EQUITY FUNDS    47    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)
Australia – 1.5%
ANZ Group Holdings Ltd.	190,118	$3,349
APA Group	88,437	514
Aristocrat Leisure Ltd.	37,237	1,032
ASX Ltd.	12,148	521
Aurizon Holdings Ltd.	118,540	306
BlueScope Steel Ltd.	28,451	453
Brambles Ltd.	88,014	815
Cochlear Ltd.	4,128	839
Coles Group Ltd.	85,674	939
Computershare Ltd.	34,605	575
Dexus	62,636	326
EBOS Group Ltd.	9,694	218
Endeavour Group Ltd.	90,276	320
Fortescue Ltd.	108,132	2,139
Goodman Group	108,304	1,860
GPT Group (The)	135,091	425
IDP Education Ltd.	15,396	210
IGO Ltd.	45,163	277
Macquarie Group Ltd.	23,392	2,915
Mineral Resources Ltd.	11,243	534
Mirvac Group	278,131	394
Northern Star Resources Ltd.	73,718	690
Orica Ltd.	29,015	314
Pilbara Minerals Ltd.	182,037	488
QBE Insurance Group Ltd.	94,125	949
Ramsay Health Care Ltd.	11,115	398
REA Group Ltd.	3,439	423
Scentre Group	319,620	648
SEEK Ltd.	23,034	418
Sonic Healthcare Ltd.	29,048	634
Stockland	155,867	472
Suncorp Group Ltd.	81,579	768
Telstra Group Ltd.	263,220	709
Transurban Group	195,844	1,825
Vicinity Ltd.	222,804	308
Woodside Energy Group Ltd.	119,849	2,539
		30,544
Austria – 0.1%
Mondi PLC	31,162	609
OMV A.G.	9,527	419
Verbund A.G.	4,435	412
		1,440
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Belgium – 0.1%
KBC Group N.V.	15,948	$1,035
Liberty Global Ltd., Class C*	16,383	305
Umicore S.A.	13,782	379
		1,719
Brazil – 0.3%
MercadoLibre, Inc.*	2,872	4,514
Wheaton Precious Metals Corp.	28,527	1,407
		5,921
Burkina Faso – 0.0%
Endeavour Mining PLC	12,070	271
Canada – 3.2%
Agnico Eagle Mines Ltd.	31,961	1,752
Algonquin Power & Utilities Corp.	38,820	245
Alimentation Couche-Tard, Inc.	49,376	2,908
Bank of Montreal	46,438	4,595
Bank of Nova Scotia (The)	76,350	3,717
Brookfield Corp.	88,138	3,535
CAE, Inc.*	20,250	437
Cameco Corp.	27,140	1,170
Canadian Apartment Properties REIT	5,947	219
Canadian National Railway Co.	35,500	4,462
Canadian Tire Corp. Ltd., Class A	3,245	345
Dollarama, Inc.	18,125	1,306
Enbridge, Inc.	135,361	4,873
FirstService Corp.	2,595	420
Fortis, Inc.	31,731	1,305
Gildan Activewear, Inc.	11,066	366
Hydro One Ltd.	20,953	628
Intact Financial Corp.	11,133	1,713
Ivanhoe Mines Ltd., Class A*	39,105	379
Keyera Corp.	14,856	359
Kinross Gold Corp.	75,858	459
Magna International, Inc.	17,196	1,016
Metro, Inc.	14,926	773
National Bank of Canada	21,571	1,644
Nutrien Ltd.	31,344	1,766
Open Text Corp.	17,146	721
Parkland Corp.	9,169	296
Pembina Pipeline Corp.	34,111	1,174
RB Global, Inc.	11,551	773
RioCan Real Estate Investment Trust	5,248	74
Rogers Communications, Inc., Class B	22,671	1,061
Shopify, Inc., Class A*	76,663	5,968

NORTHERN FUNDS QUARTERLY REPORT     48    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Canada – 3.2%continued
Sun Life Financial, Inc.	37,480	$1,944
TELUS Corp. (Toronto Exchange)	32,163	572
Thomson Reuters Corp.	10,162	1,486
Toromont Industries Ltd.	5,312	465
Toronto-Dominion Bank (The)	115,726	7,478
West Fraser Timber Co. Ltd.	3,666	314
		62,718
Chile – 0.0%
Antofagasta PLC	25,038	536
Lundin Mining Corp.	42,769	350
		886
China – 0.4%
BOC Hong Kong Holdings Ltd.	236,000	639
NXP Semiconductors N.V.	16,437	3,775
Prosus N.V.*	92,592	2,761
		7,175
Denmark – 1.6%
AP Moller - Maersk A/S, Class A	308	546
AP Moller - Maersk A/S, Class B	190	342
Chr Hansen Holding A/S	6,616	555
Coloplast A/S, Class B	8,755	1,001
DSV A/S	11,778	2,072
Genmab A/S*	4,211	1,341
Novo Nordisk A/S, Class B	207,898	21,504
Novozymes A/S, Class B	12,925	712
Orsted A/S	12,160	671
Pandora A/S	5,326	736
ROCKWOOL A/S, Class B	579	169
Vestas Wind Systems A/S*	63,758	2,027
		31,676
Finland – 0.3%
Elisa OYJ	8,395	389
Kesko OYJ, Class B	16,640	330
Metso OYJ	43,077	437
Neste OYJ	27,003	959
Nokia OYJ	346,224	1,189
Stora Enso OYJ (Registered)	38,470	532
UPM-Kymmene OYJ	33,944	1,277
Wartsila OYJ Abp	30,464	444
		5,557
France – 3.1%
Aeroports de Paris S.A.	2,289	296
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
France – 3.1%continued
AXA S.A.	114,833	$3,748
BNP Paribas S.A.	66,877	4,634
Bouygues S.A.	11,645	440
Carrefour S.A.	36,097	661
Cie Generale des Etablissements Michelin S.C.A.	42,477	1,526
Credit Agricole S.A.	72,909	1,035
Danone S.A.	41,141	2,668
Dassault Systemes S.E.	42,030	2,058
Eiffage S.A.	4,721	507
Gecina S.A.	3,291	402
Getlink S.E.	22,412	410
Hermes International S.C.A.	2,022	4,291
Kering S.A.	4,771	2,117
Klepierre S.A.*	14,401	394
L'Oreal S.A.	15,387	7,651
LVMH Moet Hennessy Louis Vuitton S.E.	17,589	14,267
Orange S.A.	116,544	1,326
SEB S.A.(2)	1	—
Societe Generale S.A.	46,781	1,247
Teleperformance S.E.	3,814	557
TotalEnergies S.E.	145,983	9,916
Worldline S.A.(3) *	15,419	268
		60,419
Germany – 1.2%
adidas A.G.	10,237	2,082
Bayerische Motoren Werke A.G.	20,499	2,280
Beiersdorf A.G.	6,304	944
Brenntag S.E.	9,053	831
Commerzbank A.G.	66,524	790
Covestro A.G.*	12,256	713
Deutsche Boerse A.G.	11,970	2,464
Deutsche Lufthansa A.G. (Registered)*	37,573	334
Deutsche Post A.G.	63,204	3,131
Evonik Industries A.G.	15,276	312
GEA Group A.G.	9,865	411
Heidelberg Materials A.G.	8,734	780
HelloFresh S.E.*	9,923	157
Henkel A.G. & Co. KGaA	6,546	470
Knorr-Bremse A.G.	4,728	307
LEG Immobilien S.E.*	4,487	393
Merck KGaA	8,179	1,301

EQUITY FUNDS    49    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Germany – 1.2%continued
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	8,709	$3,606
Puma S.E.	6,772	377
Symrise A.G.	8,433	928
Vonovia S.E.	46,480	1,465
Zalando S.E.(3) *	14,523	344
		24,420
Hong Kong – 0.6%
AIA Group Ltd.	725,800	6,304
Hang Seng Bank Ltd.	46,178	537
HKT Trust & HKT Ltd.	220,000	263
Hong Kong & China Gas Co. Ltd.	690,463	531
MTR Corp. Ltd.	113,626	443
Prudential PLC	175,091	1,971
Sino Land Co. Ltd.	245,603	268
Swire Pacific Ltd., Class A	27,500	232
Swire Properties Ltd.	92,878	187
WH Group Ltd.(3)	553,000	357
		11,093
Ireland – 0.1%
Kerry Group PLC, Class A	10,272	891
Kingspan Group PLC	9,770	844
Smurfit Kappa Group PLC	16,602	655
		2,390
Israel – 0.0%
Bank Leumi Le-Israel B.M.	95,851	781
Italy – 0.5%
Assicurazioni Generali S.p.A.	63,543	1,340
Coca-Cola HBC A.G. - CDI*	14,192	417
Enel S.p.A.	517,719	3,853
FinecoBank Banca Fineco S.p.A.	40,171	604
Mediobanca Banca di Credito Finanziario S.p.A.	34,696	429
Moncler S.p.A.	13,265	818
Nexi S.p.A.*	35,529	291
Poste Italiane S.p.A.	33,292	378
Prysmian S.p.A.	16,759	764
Terna - Rete Elettrica Nazionale	86,726	724
		9,618
Japan – 6.4%
Advantest Corp.	48,800	1,680
Aeon Co. Ltd.	42,000	937
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 6.4%continued
Ajinomoto Co., Inc.	27,700	$1,070
ANA Holdings, Inc.*	10,400	225
Asahi Kasei Corp.	80,300	594
Astellas Pharma, Inc.	116,400	1,396
Azbil Corp.	7,100	234
Bridgestone Corp.	36,000	1,487
Brother Industries Ltd.	14,000	223
Dai Nippon Printing Co. Ltd.	13,200	389
Daifuku Co. Ltd.	20,500	413
Daiichi Sankyo Co. Ltd.	117,000	3,239
Daikin Industries Ltd.	16,800	2,729
Daiwa House Industry Co. Ltd.	37,600	1,136
Daiwa Securities Group, Inc.	85,700	574
Eisai Co. Ltd.	16,005	801
FANUC Corp.	60,800	1,789
Fast Retailing Co. Ltd.	11,100	2,752
Fuji Electric Co. Ltd.	7,700	330
FUJIFILM Holdings Corp.	23,700	1,420
Fujitsu Ltd.	11,100	1,676
Hankyu Hanshin Holdings, Inc.	14,600	464
Hirose Electric Co. Ltd.	2,000	226
Hitachi Construction Machinery Co. Ltd.	7,400	195
Hitachi Ltd.	59,100	4,271
Hoya Corp.	22,400	2,786
Hulic Co. Ltd.	27,300	285
Ibiden Co. Ltd.	7,300	402
Inpex Corp.	60,800	819
Isuzu Motors Ltd.	37,200	477
ITOCHU Corp.	75,800	3,094
JFE Holdings, Inc.	36,700	567
JSR Corp.	10,900	311
Kao Corp.	29,900	1,229
KDDI Corp.	94,900	3,013
Kikkoman Corp.	8,400	513
Komatsu Ltd.	58,700	1,529
Kubota Corp.	63,900	959
Kyowa Kirin Co. Ltd.	18,800	316
LY Corp.	169,700	600
Marubeni Corp.	90,300	1,421
MatsukiyoCocokara & Co.	22,100	391
Mazda Motor Corp.	36,400	386
McDonald's Holdings Co. Japan Ltd.	5,600	243
MEIJI Holdings Co. Ltd.	14,200	337

NORTHERN FUNDS QUARTERLY REPORT     50    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 6.4%continued
Mitsubishi Chemical Group Corp.	82,700	$505
Mitsubishi Estate Co. Ltd.	71,000	975
Mitsui Chemicals, Inc.	10,900	322
Mitsui Fudosan Co. Ltd.	56,700	1,386
Mizuho Financial Group, Inc.	153,500	2,625
MS&AD Insurance Group Holdings, Inc.	27,200	1,067
NEC Corp.	15,400	909
Nintendo Co. Ltd.	66,200	3,459
NIPPON EXPRESS HOLDINGS, Inc.	4,700	267
Nippon Paint Holdings Co. Ltd.	57,800	466
Nippon Prologis REIT, Inc.	141	271
Nissin Foods Holdings Co. Ltd.	12,600	439
Nitori Holdings Co. Ltd.	5,100	681
Nitto Denko Corp.	9,100	678
Nomura Holdings, Inc.	193,600	873
Nomura Real Estate Holdings, Inc.	7,800	205
Nomura Research Institute Ltd.	24,476	709
NTT Data Group Corp.	41,100	580
Omron Corp.	10,700	497
Ono Pharmaceutical Co. Ltd.	25,400	454
Open House Group Co. Ltd.	5,000	148
Oriental Land Co. Ltd.	69,100	2,567
ORIX Corp.	74,900	1,403
Osaka Gas Co. Ltd.	23,700	495
Pan Pacific International Holdings Corp.	24,000	571
Panasonic Corp.	139,600	1,369
Rakuten Group, Inc.	91,900	408
Recruit Holdings Co. Ltd.	91,800	3,919
Renesas Electronics Corp.*	92,700	1,664
Ricoh Co. Ltd.	35,500	272
SCSK Corp.	10,100	200
Secom Co. Ltd.	13,300	956
Seiko Epson Corp.	17,100	255
Sekisui Chemical Co. Ltd.	26,200	377
Sekisui House Ltd.	37,900	840
Seven & i Holdings Co. Ltd.	47,800	1,893
SG Holdings Co. Ltd.	19,400	278
Sharp Corp.*	15,900	113
Shimadzu Corp.	15,700	437
Shimizu Corp.	36,000	239
Shin-Etsu Chemical Co. Ltd.	116,100	4,851
Shionogi & Co. Ltd.	16,900	814
SoftBank Corp.	183,800	2,291
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 6.4%continued
Sompo Holdings, Inc.	18,900	$923
Sony Group Corp.	80,300	7,609
Sumitomo Chemical Co. Ltd.	88,200	215
Sumitomo Electric Industries Ltd.	44,200	561
Sumitomo Metal Mining Co. Ltd.	15,400	462
Sumitomo Mitsui Financial Group, Inc.	80,900	3,941
Sumitomo Mitsui Trust Holdings, Inc.	41,800	802
Suntory Beverage & Food Ltd.	8,800	290
Sysmex Corp.	10,742	597
T&D Holdings, Inc.	31,000	492
TDK Corp.	24,600	1,166
Terumo Corp.	42,500	1,387
TIS, Inc.	14,500	319
Tobu Railway Co. Ltd.	12,500	335
Tokio Marine Holdings, Inc.	114,800	2,866
Tokyo Electron Ltd.	30,000	5,333
Tokyo Gas Co. Ltd.	23,800	546
Tokyu Corp.	31,000	378
Toray Industries, Inc.	94,000	489
TOTO Ltd.	8,500	224
Unicharm Corp.	26,000	939
USS Co. Ltd.	13,400	269
West Japan Railway Co.	14,000	583
Yamaha Corp.	8,400	194
Yamaha Motor Co. Ltd.	57,600	513
Yamato Holdings Co. Ltd.	16,800	310
Yaskawa Electric Corp.	15,500	644
Yokogawa Electric Corp.	15,200	289
ZOZO, Inc.	9,000	202
		126,534
Netherlands – 1.6%
Akzo Nobel N.V.	10,966	906
ASML Holding N.V.	25,676	19,386
ING Groep N.V.	231,016	3,458
JDE Peet's N.V.	5,419	146
Koninklijke Ahold Delhaize N.V.	61,322	1,761
Koninklijke KPN N.V.	213,015	733
NN Group N.V.	17,451	690
Universal Music Group N.V.	51,890	1,482
Wolters Kluwer N.V.	15,700	2,231
		30,793
New Zealand – 0.1%
Mercury NZ Ltd.	49,203	205

EQUITY FUNDS    51    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
New Zealand – 0.1%continued
Meridian Energy Ltd.	86,397	$303
Spark New Zealand Ltd.	117,507	385
Xero Ltd.*	9,188	700
		1,593
Norway – 0.3%
Aker BP ASA	20,690	601
DNB Bank ASA	59,043	1,254
Equinor ASA	56,775	1,799
Gjensidige Forsikring ASA	13,218	244
Mowi ASA	29,864	535
Norsk Hydro ASA	85,129	573
Orkla ASA	46,178	358
Salmar ASA	4,459	249
Telenor ASA	38,244	439
		6,052
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
Galp Energia SGPS S.A.	28,758	423
Jeronimo Martins SGPS S.A.	18,402	468
		891
Singapore – 0.3%
CapitaLand Integrated Commercial Trust	302,173	470
CapitaLand Investment Ltd.	178,658	426
City Developments Ltd.	32,900	166
Keppel Corp. Ltd.	93,000	497
Singapore Exchange Ltd.	59,100	439
STMicroelectronics N.V.	43,121	2,164
United Overseas Bank Ltd.	79,600	1,713
		5,875
South Africa – 0.1%
Anglo American PLC	80,690	2,025
Spain – 0.5%
ACS Actividades de Construccion y Servicios S.A.	13,012	578
Amadeus IT Group S.A.	28,838	2,068
Iberdrola S.A.	382,896	5,008
Naturgy Energy Group S.A.	8,125	242
Redeia Corp. S.A.	27,334	450
Repsol S.A.	81,794	1,213
		9,559
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Sweden – 0.8%
Alfa Laval AB	18,343	$736
Assa Abloy AB, Class B	63,570	1,831
Atlas Copco AB, Class A	171,245	2,949
Atlas Copco AB, Class B	99,612	1,477
Beijer Ref AB	25,449	341
Boliden AB	16,753	523
Epiroc AB, Class A	48,627	976
Epiroc AB, Class B	16,527	289
EQT AB	22,761	647
Essity AB, Class B	38,931	965
Hennes & Mauritz AB, Class B	40,806	716
Holmen AB, Class B	5,160	218
Husqvarna AB, Class B	23,947	197
Nibe Industrier AB, Class B	96,721	684
Sandvik AB	68,011	1,472
SKF AB, Class B	22,242	444
Svenska Cellulosa AB S.C.A., Class B	38,642	579
Svenska Handelsbanken AB, Class A	92,970	1,009
Tele2 AB, Class B	34,159	294
Telia Co. AB	140,419	358
		16,705
Switzerland – 2.2%
ABB Ltd. (Registered)	102,461	4,553
Baloise Holding A.G. (Registered)	2,954	463
Banque Cantonale Vaudoise (Registered)	1,920	248
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	62	745
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	7	849
Clariant A.G. (Registered)*	14,457	214
DSM-Firmenich A.G.	11,772	1,199
Geberit A.G. (Registered)	2,130	1,369
Givaudan S.A. (Registered)	582	2,421
Julius Baer Group Ltd.	13,139	738
Kuehne + Nagel International A.G. (Registered)	3,427	1,181
Logitech International S.A. (Registered)	10,299	977
Lonza Group A.G. (Registered)	4,729	1,990
Novartis A.G. (Registered)	130,599	13,187
SGS S.A. (Registered)	9,627	831
SIG Group A.G.*	19,535	450
Sika A.G. (Registered)	9,665	3,158
Sonova Holding A.G. (Registered)	3,212	1,050

NORTHERN FUNDS QUARTERLY REPORT     52    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Switzerland – 2.2%continued
Swiss Life Holding A.G. (Registered)	1,854	$1,289
Swisscom A.G. (Registered)	1,664	1,001
Temenos A.G. (Registered)	4,091	382
VAT Group A.G.	1,676	841
Zurich Insurance Group A.G.	9,337	4,881
		44,017
United Kingdom – 3.3%
3i Group PLC	62,037	1,910
abrdn PLC	119,989	273
Admiral Group PLC	16,359	559
Ashtead Group PLC	27,785	1,925
Associated British Foods PLC	21,470	647
AstraZeneca PLC	98,620	13,283
Auto Trader Group PLC(3)	57,851	531
Barratt Developments PLC	61,836	442
Berkeley Group Holdings PLC	7,003	417
BT Group PLC	410,058	644
Burberry Group PLC	22,205	403
Coca-Cola Europacific Partners PLC	12,997	867
Croda International PLC	9,237	594
DCC PLC	6,149	451
HSBC Holdings PLC	1,240,423	10,019
Informa PLC	88,888	882
Intertek Group PLC	10,472	566
J Sainsbury PLC	104,126	401
Kingfisher PLC	122,711	380
Legal & General Group PLC	388,971	1,240
Lloyds Banking Group PLC	4,027,355	2,439
National Grid PLC	233,095	3,147
Ocado Group PLC*	37,575	361
Phoenix Group Holdings PLC	55,033	374
Reckitt Benckiser Group PLC	45,452	3,136
RELX PLC	120,161	4,766
Sage Group (The) PLC	63,923	954
Schroders PLC	48,683	266
Segro PLC	75,811	853
Spirax-Sarco Engineering PLC	4,688	626
St. James's Place PLC	34,654	301
Taylor Wimpey PLC	226,074	423
Tesco PLC	446,106	1,650
Unilever PLC	159,028	7,694
Vodafone Group PLC	1,469,078	1,276
WPP PLC	70,948	674
		65,374
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 69.2%
3M Co.	34,982	$3,824
Accenture PLC, Class A	39,990	14,033
Adobe, Inc.*	28,997	17,300
AECOM	8,252	763
Aflac, Inc.	36,024	2,972
Agilent Technologies, Inc.	18,514	2,574
Akamai Technologies, Inc.*	9,533	1,128
Align Technology, Inc.*	4,605	1,262
Allegion PLC	5,718	724
Allstate (The) Corp.	16,676	2,334
Ally Financial, Inc.	17,260	603
Alphabet, Inc., Class A*	377,665	52,756
Alphabet, Inc., Class C*	332,495	46,859
Amcor PLC	93,184	898
American Express Co.	39,891	7,473
American Tower Corp.	29,671	6,405
American Water Works Co., Inc.	12,317	1,626
Ameriprise Financial, Inc.	6,569	2,495
Amgen, Inc.	34,053	9,808
Annaly Capital Management, Inc.	31,858	617
ANSYS, Inc.*	5,495	1,994
Applied Materials, Inc.	53,294	8,637
Aptiv PLC*	17,985	1,614
Arch Capital Group Ltd.*	23,800	1,768
Assurant, Inc.	3,317	559
Atmos Energy Corp.	9,624	1,115
Autodesk, Inc.*	13,546	3,298
Automatic Data Processing, Inc.	26,253	6,116
AutoZone, Inc.*	1,138	2,942
Avantor, Inc.*	43,005	982
Avery Dennison Corp.	5,122	1,035
Axon Enterprise, Inc.*	4,476	1,156
Baker Hughes Co.	64,614	2,208
Ball Corp.	19,983	1,149
Bank of New York Mellon (The) Corp.	49,685	2,586
Best Buy Co., Inc.	12,534	981
Biogen, Inc.*	9,172	2,373
Bio-Techne Corp.	10,206	787
BlackRock, Inc.	9,508	7,719
Booking Holdings, Inc.*	2,276	8,073
BorgWarner, Inc.	14,995	538
Boston Properties, Inc.	9,482	665
Bristol-Myers Squibb Co.	132,889	6,819
Broadridge Financial Solutions, Inc.	7,443	1,531

EQUITY FUNDS    53    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 69.2%continued
Brookfield Renewable Corp., Class A	9,060	$261
Builders FirstSource, Inc.*	7,853	1,311
Bunge Global S.A.	9,450	954
Burlington Stores, Inc.*	4,102	798
C.H. Robinson Worldwide, Inc.	7,440	643
Cadence Design Systems, Inc.*	17,357	4,728
Campbell Soup Co.	12,553	543
CarMax, Inc.*	10,117	776
Carrier Global Corp.	53,540	3,076
Caterpillar, Inc.	32,496	9,608
Cboe Global Markets, Inc.	6,741	1,204
CBRE Group, Inc., Class A*	19,643	1,829
Cencora, Inc.	10,940	2,247
Ceridian HCM Holding, Inc.*	9,505	638
Charles Schwab (The) Corp.	95,823	6,593
Cheniere Energy, Inc.	15,337	2,618
Church & Dwight Co., Inc.	15,737	1,488
Cigna Group (The)	18,855	5,646
Cintas Corp.	5,851	3,526
Citizens Financial Group, Inc.	29,606	981
Clorox (The) Co.	7,869	1,122
CMS Energy Corp.	18,978	1,102
Coca-Cola (The) Co.	261,679	15,421
Colgate-Palmolive Co.	50,055	3,990
Comcast Corp., Class A	262,139	11,495
Conagra Brands, Inc.	30,557	876
Consolidated Edison, Inc.	22,030	2,004
Cooper (The) Cos., Inc.	3,136	1,187
CRH PLC	45,139	3,111
Crown Castle, Inc.	27,619	3,181
CSX Corp.	127,778	4,430
Cummins, Inc.	8,953	2,145
Danaher Corp.	44,702	10,341
Darling Ingredients, Inc.*	10,379	517
DaVita, Inc.*	3,463	363
Deckers Outdoor Corp.*	1,642	1,098
Delta Air Lines, Inc.	10,274	413
Dexcom, Inc.*	24,729	3,069
Digital Realty Trust, Inc.	19,143	2,576
Discover Financial Services	15,892	1,786
DocuSign, Inc.*	12,986	772
Dover Corp.	8,963	1,379
Eaton Corp. PLC	25,439	6,126
eBay, Inc.	33,770	1,473
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 69.2%continued
Ecolab, Inc.	16,371	$3,247
Edison International	24,458	1,748
Edwards Lifesciences Corp.*	38,528	2,938
Electronic Arts, Inc.	16,437	2,249
Elevance Health, Inc.	15,024	7,085
Eli Lilly & Co.	51,377	29,949
Emerson Electric Co.	36,434	3,546
Equinix, Inc.	5,955	4,796
Equitable Holdings, Inc.	22,321	743
Essential Utilities, Inc.	15,670	585
Eversource Energy	22,062	1,362
Exelon Corp.	63,177	2,268
Expeditors International of Washington, Inc.	9,411	1,197
FactSet Research Systems, Inc.	2,410	1,150
Fair Isaac Corp.*	1,589	1,850
Fastenal Co.	36,426	2,359
Ferguson PLC	13,000	2,510
Fidelity National Information Services, Inc.	37,601	2,259
Fiserv, Inc.*	38,912	5,169
Fortive Corp.	22,380	1,648
Fortune Brands Innovations, Inc.	8,075	615
Fox Corp., Class A	10,560	313
Fox Corp., Class B	15,362	425
Franklin Resources, Inc.	19,915	593
Gartner, Inc.*	5,036	2,272
Gen Digital, Inc.	35,570	812
General Mills, Inc.	36,822	2,399
Genuine Parts Co.	8,914	1,235
Gilead Sciences, Inc.	79,292	6,423
Graco, Inc.	10,657	925
Halliburton Co.	56,805	2,053
Hartford Financial Services Group (The), Inc.	19,605	1,576
Hasbro, Inc.	8,478	433
HCA Healthcare, Inc.	13,009	3,521
Healthpeak Properties, Inc.	34,591	685
Hewlett Packard Enterprise Co.	80,912	1,374
HF Sinclair Corp.	10,279	571
Hilton Worldwide Holdings, Inc.	16,709	3,043
Hologic, Inc.*	15,650	1,118
Home Depot (The), Inc.	63,666	22,063
Hormel Foods Corp.	18,341	589

NORTHERN FUNDS QUARTERLY REPORT     54    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 69.2%continued
HP, Inc.	57,034	$1,716
HubSpot, Inc.*	3,007	1,746
Humana, Inc.	7,897	3,615
Huntington Bancshares, Inc.	92,421	1,176
IDEX Corp.	4,863	1,056
IDEXX Laboratories, Inc.*	5,301	2,942
Illinois Tool Works, Inc.	19,291	5,053
Illumina, Inc.*	10,086	1,404
Ingersoll Rand, Inc.	25,983	2,010
Insulet Corp.*	4,438	963
Intel Corp.	266,678	13,401
Intercontinental Exchange, Inc.	36,457	4,682
International Business Machines Corp.	58,035	9,492
International Flavors & Fragrances, Inc.	16,189	1,311
International Paper Co.	20,967	758
Interpublic Group of (The) Cos., Inc.	24,681	806
Intuit, Inc.	17,863	11,165
Iron Mountain, Inc.	18,533	1,297
J.M. Smucker (The) Co.	6,845	865
James Hardie Industries PLC - CDI*	27,663	1,068
Jazz Pharmaceuticals PLC*	3,832	471
JB Hunt Transport Services, Inc.	5,208	1,040
Johnson & Johnson	153,238	24,019
Johnson Controls International PLC	43,151	2,487
Kellanova	17,613	985
Keurig Dr. Pepper, Inc.	66,259	2,208
Keysight Technologies, Inc.*	11,256	1,791
Kimberly-Clark Corp.	21,463	2,608
Kinder Morgan, Inc.	126,034	2,223
Knight-Swift Transportation Holdings, Inc.	10,257	591
Kroger (The) Co.	43,073	1,969
L3Harris Technologies, Inc.	11,918	2,510
Laboratory Corp. of America Holdings	5,555	1,263
Lam Research Corp.	8,425	6,599
Lamb Weston Holdings, Inc.	9,307	1,006
Lear Corp.	3,762	531
Lennox International, Inc.	2,002	896
Linde PLC	31,090	12,769
LKQ Corp.	17,058	815
Lowe's Cos., Inc.	36,737	8,176
LPL Financial Holdings, Inc.	4,811	1,095
Lululemon Athletica, Inc.*	7,354	3,760
LyondellBasell Industries N.V., Class A	16,354	1,555
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 69.2%continued
Marathon Petroleum Corp.	25,940	$3,848
MarketAxess Holdings, Inc.	2,417	708
Marsh & McLennan Cos., Inc.	31,483	5,965
Martin Marietta Materials, Inc.	3,965	1,978
Marvell Technology, Inc.	54,994	3,317
Masco Corp.	14,137	947
Mastercard, Inc., Class A	53,585	22,855
McCormick & Co., Inc. (Non Voting)	16,012	1,096
McDonald's Corp.	46,390	13,755
Merck & Co., Inc.	161,526	17,610
Mettler-Toledo International, Inc.*	1,396	1,693
Microsoft Corp.	449,394	168,990
Molina Healthcare, Inc.*	3,665	1,324
Moody's Corp.	10,525	4,111
Morgan Stanley	79,145	7,380
Nasdaq, Inc.	21,869	1,271
NetApp, Inc.	13,297	1,172
Newmont Corp.	51,913	2,149
Newmont Corp. - CDI	21,492	888
NIKE, Inc., Class B	77,965	8,465
Norfolk Southern Corp.	14,461	3,418
Northern Trust Corp.(5)	13,224	1,116
Nucor Corp.	15,892	2,766
NVIDIA Corp.	157,262	77,879
NVR, Inc.*	206	1,442
Old Dominion Freight Line, Inc.	6,266	2,540
Omnicom Group, Inc.	12,625	1,092
ONEOK, Inc.	36,878	2,590
Otis Worldwide Corp.	26,467	2,368
Owens Corning	5,651	838
Paychex, Inc.	20,619	2,456
Paylocity Holding Corp.*	2,886	476
Pentair PLC	10,344	752
PepsiCo, Inc.	87,569	14,873
Phillips 66	28,403	3,782
PNC Financial Services Group (The), Inc.	25,195	3,901
Pool Corp.	2,475	987
PPG Industries, Inc.	14,881	2,225
Principal Financial Group, Inc.	15,351	1,208
Procter & Gamble (The) Co.	150,064	21,990
Progressive (The) Corp.	37,283	5,938
Prologis, Inc.	58,833	7,842
Prudential Financial, Inc.	22,992	2,384

EQUITY FUNDS    55    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 69.2%continued
PTC, Inc.*	7,679	$1,343
PulteGroup, Inc.	14,091	1,454
Quanta Services, Inc.	9,292	2,005
Quest Diagnostics, Inc.	7,056	973
Raymond James Financial, Inc.	12,439	1,387
Regions Financial Corp.	60,172	1,166
Repligen Corp.*	3,372	606
Rivian Automotive, Inc., Class A*	41,875	982
Robert Half, Inc.	6,755	594
Rockwell Automation, Inc.	7,271	2,257
S&P Global, Inc.	20,737	9,135
Salesforce, Inc.*	61,977	16,309
SBA Communications Corp.	6,922	1,756
Schlumberger N.V.	90,680	4,719
Schneider Electric S.E.	34,694	6,986
Seagate Technology Holdings PLC	12,423	1,061
Sempra	40,016	2,990
ServiceNow, Inc.*	13,025	9,202
Sherwin-Williams (The) Co.	15,570	4,856
Sirius XM Holdings, Inc.	44,052	241
Snap, Inc., Class A*	64,833	1,098
Splunk, Inc.*	10,094	1,538
State Street Corp.	20,236	1,567
Steel Dynamics, Inc.	9,876	1,166
STERIS PLC	6,253	1,375
Swiss Re A.G.	19,281	2,169
Synchrony Financial	26,731	1,021
Synopsys, Inc.*	9,705	4,997
T. Rowe Price Group, Inc.	14,616	1,574
Take-Two Interactive Software, Inc.*	10,697	1,722
Targa Resources Corp.	13,457	1,169
Target Corp.	29,410	4,189
Teleflex, Inc.	3,026	754
Tenaris S.A.	29,510	513
Tesla, Inc.*	181,877	45,193
Texas Instruments, Inc.	57,777	9,849
TJX (The) Cos., Inc.	72,885	6,837
Toro (The) Co.	6,669	640
Tractor Supply Co.	6,903	1,484
Trane Technologies PLC	14,581	3,556
TransUnion	12,277	844
Travelers (The) Cos., Inc.	14,588	2,779
Trimble, Inc.*	16,012	852
Truist Financial Corp.	84,339	3,114
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 69.2%continued
Twilio, Inc., Class A*	10,927	$829
U.S. Bancorp	97,651	4,226
Ulta Beauty, Inc.*	3,113	1,525
Union Pacific Corp.	38,817	9,534
United Parcel Service, Inc., Class B	46,046	7,240
United Rentals, Inc.	4,357	2,498
Vail Resorts, Inc.	2,499	533
Valero Energy Corp.	22,511	2,926
Verizon Communications, Inc.	267,678	10,091
VF Corp.	22,020	414
Visa, Inc., Class A	102,323	26,640
W.W. Grainger, Inc.	2,871	2,379
Walt Disney (The) Co.	116,515	10,520
Waste Management, Inc.	25,777	4,617
Waters Corp.*	3,759	1,238
Welltower, Inc.	32,778	2,956
West Pharmaceutical Services, Inc.	4,662	1,642
Western Digital Corp.*	20,449	1,071
Westrock Co.	15,936	662
Weyerhaeuser Co.	46,568	1,619
Williams (The) Cos., Inc.	77,633	2,704
Willis Towers Watson PLC	6,589	1,589
Workday, Inc., Class A*	13,213	3,648
Xylem, Inc.	15,269	1,746
Yum! Brands, Inc.	17,846	2,332
Zimmer Biomet Holdings, Inc.	13,228	1,610
Zoetis, Inc.	29,317	5,786
Zscaler, Inc.*	5,582	1,237
		1,370,352
Total Common Stocks
(Cost $1,402,672)		1,936,398

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 9.8%(6)	3,614	359
Henkel A.G. & Co. KGaA, 2.57%(6)	10,780	867
		1,226
Total Preferred Stocks
(Cost $1,084)		1,226

NORTHERN FUNDS QUARTERLY REPORT     56    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
United States – 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(4) (7) *	2,380	$—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(8) (9)	30,328,061	30,328
Total Investment Companies
(Cost $30,328)		30,328

Total Investments – 99.4%
(Cost $1,434,084)		1,967,952
Other Assets less Liabilities – 0.6%		11,028
Net Assets – 100.0%		$1,978,980

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of this restricted illiquid security amounted to approximately $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Contra Abiomed, Inc. (Contingent Value Rights)	12/23/2022	$—

(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	640	Japanese Yen	89,400	3/21/24	$2
Citibank	United States Dollar	1,261	British Pound	990	3/20/24	2
Citibank	United States Dollar	871	Canadian Dollar	1,167	3/20/24	11
Citibank	United States Dollar	157	Danish Krone	1,061	3/20/24	1
Citibank	United States Dollar	1,409	Euro	1,283	3/20/24	13
Citibank	United States Dollar	180	Swedish Krona	1,832	3/20/24	2
Citibank	United States Dollar	229	Swiss Franc	197	3/20/24	7
Morgan Stanley	United States Dollar	767	Euro	700	3/20/24	8
Toronto-Dominion Bank	United States Dollar	2,383	Japanese Yen	332,891	3/21/24	8
Subtotal Appreciation						54
BNY Mellon	British Pound	300	United States Dollar	381	3/20/24	(2)
BNY Mellon	Hong Kong Dollar	913	United States Dollar	117	3/20/24	—*
Citibank	Australian Dollar	391	United States Dollar	263	3/20/24	(4)
JPMorgan Chase	Euro	350	United States Dollar	386	3/20/24	(1)
Morgan Stanley	Euro	300	United States Dollar	329	3/20/24	(3)
Toronto-Dominion Bank	Japanese Yen	142,900	United States Dollar	1,015	3/21/24	(11)
Subtotal Depreciation						(21)
Total						$33

*	Amount rounds to less than one thousand.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	117	$28,197	Long	3/24	$898
Euro Stoxx 50 (Euro)	95	4,764	Long	3/24	(20)

EQUITY FUNDS    57    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
FTSE 100 Index (British Pound)	12	$1,186	Long	3/24	$28
S&P/TSX 60 Index (Canadian Dollar)	1	192	Long	3/24	6
SPI 200 Index (Australian Dollar)	7	905	Long	3/24	19
Topix Index (Japanese Yen)	18	3,020	Long	3/24	32
Total					$963
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	70.5%
Euro	8.1
Japanese Yen	6.4
All other currencies less than 5%	14.4
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Belgium	$305	$1,414	$—	$1,719
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Brazil	$5,921	$—	$—	$5,921
Canada	62,718	—	—	62,718
Chile	350	536	—	886
China	3,775	3,400	—	7,175
Israel	781	—	—	781
United Kingdom	867	64,507	—	65,374
United States	1,355,617	14,735	—	1,370,352
All Other Countries(1)	—	421,472	—	421,472
Total Common Stocks	1,430,334	506,064	—	1,936,398
Preferred Stocks	—	1,226	—	1,226
Investment Companies	30,328	—	—	30,328
Total Investments	$1,460,662	$507,290	$—	$1,967,952
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$54	$—	$54
Futures Contracts	983	—	—	983
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21)	—	(21)
Futures Contracts	(20)	—	—	(20)
Total Other Financial Instruments	$963	$33	$—	$996

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     58    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued	December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,567	$251,201	$242,440	$—	$—	$1,141	$30,328	$30,328,061
Northern Trust Corp.	955	217	41	10	(25)	28	1,116	13,224
Total	$22,522	$251,418	$242,481	$10	$(25)	$1,169	$31,444	30,341,285
EQUITY FUNDS    59    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.3%
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	47,097	$2,259
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	2,326	104
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	79,928	2,075
FlexShares® Disciplined Duration MBS Index Fund(1)	189,454	3,895
FlexShares® Global Quality Real Estate Index Fund(1)	36,851	2,056
FlexShares® High Yield Value-Scored Bond Index Fund(1)	274,960	11,238
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	302,003	7,136
FlexShares® International Quality Dividend Index Fund(1)	179,669	4,183
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	60,864	4,156
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	81,310	4,149
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	124,630	5,104
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	60,493	11,038
FlexShares® Quality Dividend Index Fund(1)	178,710	10,996
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	38,621	2,066
FlexShares® U.S. Quality Low Volatility Index Fund(1)	98,412	5,531
FlexShares® Ultra-Short Income Fund(1)	26,953	2,022
iShares 10+ Year Investment Grade Corporate Bond ETF	52,301	2,756
iShares 1-3 Year Treasury Bond ETF	45,806	3,758
iShares 1-5 Year Investment Grade Corporate Bond ETF	49,797	2,553
iShares 20+ Year Treasury Bond ETF	20,562	2,033
iShares 3-7 Year Treasury Bond ETF	17,466	2,046
iShares 5-10 Year Investment Grade Corporate Bond ETF	21,885	1,138
iShares 7-10 Year Treasury Bond ETF	20,259	1,953
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.3%continued
iShares MBS ETF	82,096	$7,724
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(1) (2)	602,137	602
Total Investment Companies
(Cost $95,493)		102,571

Total Investments – 100.3%
(Cost $95,493)		102,571
Liabilities less Other Assets – (0.3%)		(305)
NET ASSETS – 100.0%		$102,266

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of December 31, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     60    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued
At December 31, 2023, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	10.8%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	10.7	FlexShares® Quality Dividend Index Fund
U.S. Equity	5.4	FlexShares® U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Developed	4.1	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Developed	4.0	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Developed	2.0	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Emerging Markets	4.0	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	11.0	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	7.5	iShares MBS ETF
U.S. Bonds - Investment Grade	3.8	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	3.7	iShares 1-3 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.7	iShares 10+ Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	2.5	iShares 1-5 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	2.2	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds - Investment Grade	2.0	FlexShares® Ultra-Short Income Fund
U.S. Bonds - Investment Grade	2.0	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.0	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.9	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.1	iShares 5-10 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	0.1	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund
U.S. Bonds - Inflation Protected	7.0	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Global Infrastructure	2.0	FlexShares® STOXX Global Broad Infrastructure Index Fund
Commodities/Natural Resources	4.9	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.6	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%
At December 31, 2023, the security types for the Fund were:
Security Type	% of Net Assets
Investment Companies	100.3%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$102,571	$—	$—	$102,571

EQUITY FUNDS    61    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$1,928	$457	$150	$46	$(22)	$76	$2,259	$47,097
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	205	9	111	37	(36)	5	104	2,326
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,522	143	637	97	(50)	68	2,075	79,928
FlexShares® Disciplined Duration MBS Index Fund	4,127	2,415	2,761	264	(150)	76	3,895	189,454
FlexShares® Global Quality Real Estate Index Fund	2,026	268	355	235	(118)	56	2,056	36,851
FlexShares® High Yield Value-Scored Bond Index Fund	9,063	3,294	1,160	310	(269)	810	11,238	274,960
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	5,175	2,749	603	(83)	(102)	232	7,136	302,003
FlexShares® International Quality Dividend Index Fund	5,541	289	1,881	429	(195)	257	4,183	179,669
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	5,589	338	2,036	423	(158)	144	4,156	60,864
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	4,060	2,201	2,282	450	(280)	139	4,149	81,310
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	5,802	2,116	2,506	(429)	121	205	5,104	124,630
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	10,582	1,529	2,715	1,784	(142)	139	11,038	60,493
FlexShares® Quality Dividend Index Fund	9,492	2,489	2,210	1,264	(39)	196	10,996	178,710
FlexShares® STOXX Global Broad Infrastructure Index Fund	2,044	180	220	77	(15)	49	2,066	38,621
FlexShares® U.S. Quality Low Volatility Index Fund	7,603	386	2,978	493	27	78	5,531	98,412
FlexShares® Ultra-Short Income Fund	4,103	315	2,407	(5)	16	149	2,022	26,953
Northern Institutional Funds - U.S. Government Portfolio (Shares)	142	37,953	37,493	—	—	21	602	602,137
Total	$80,004	$57,131	$62,505	$5,392	$(1,412)	$2,700	$78,610	2,384,418
NORTHERN FUNDS QUARTERLY REPORT     62    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 1.1%
Lockheed Martin Corp.	3,736	$1,693
Automobiles – 0.7%
Tesla, Inc.(1) *	4,278	1,063
Banks – 1.8%
Citigroup, Inc.	33,825	1,740
JPMorgan Chase & Co.	6,478	1,102
		2,842
Beverages – 1.3%
Coca-Cola (The) Co.	28,492	1,679
PepsiCo, Inc.	1,678	285
		1,964
Biotechnology – 3.9%
AbbVie, Inc.	16,483	2,554
Amgen, Inc.	6,402	1,844
Gilead Sciences, Inc.	20,664	1,674
		6,072
Broadline Retail – 2.7%
Amazon.com, Inc.(1) *	24,640	3,744
eBay, Inc.	8,073	352
		4,096
Building Products – 0.5%
A.O. Smith Corp.	9,855	812
Capital Markets – 3.6%
Ameriprise Financial, Inc.	2,003	761
Bank of New York Mellon (The) Corp.	17,914	932
Blue Owl Capital, Inc.	34,138	509
Janus Henderson Group PLC	14,980	451
Jefferies Financial Group, Inc.	12,269	496
Lazard, Inc.	13,841	482
State Street Corp.	11,142	863
TPG, Inc.	11,945	516
Virtu Financial, Inc., Class A	22,852	463
		5,473
Chemicals – 1.4%
CF Industries Holdings, Inc.	7,737	615
Linde PLC	121	50
LyondellBasell Industries N.V., Class A	8,313	790
NewMarket Corp.	289	158
Scotts Miracle-Gro (The) Co.	7,418	473
		2,086
Communications Equipment – 1.4%
Cisco Systems, Inc.	43,638	2,205
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Consumer Finance – 0.7%
Ally Financial, Inc.	14,907	$520
OneMain Holdings, Inc.	9,973	491
		1,011
Consumer Staples Distribution & Retail – 0.2%
Costco Wholesale Corp.	512	338
Containers & Packaging – 0.5%
Packaging Corp. of America	4,952	807
Distributors – 0.0%
Pool Corp.	26	10
Diversified Consumer Services – 0.1%
H&R Block, Inc.	4,113	199
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	61,945	1,039
Electric Utilities – 1.1%
Constellation Energy Corp.	4,758	556
Exelon Corp.	18,185	653
OGE Energy Corp.	12,662	442
		1,651
Electrical Equipment – 0.9%
Rockwell Automation, Inc.	3,067	952
Vertiv Holdings Co., Class A	9,047	435
		1,387
Financial Services – 2.2%
Berkshire Hathaway, Inc., Class B*	2,839	1,012
Corebridge Financial, Inc.	21,490	465
Equitable Holdings, Inc.	7,800	260
Fidelity National Information Services, Inc.	15,154	910
MGIC Investment Corp.	13,518	261
Visa, Inc., Class A	406	106
Western Union (The) Co.	37,644	449
		3,463
Food Products – 0.5%
General Mills, Inc.	11,401	743
Gas Utilities – 0.3%
UGI Corp.	20,236	498
Ground Transportation – 1.1%
Old Dominion Freight Line, Inc.	1,903	771
Union Pacific Corp.	3,538	869
		1,640
Health Care Equipment & Supplies – 0.5%
Abbott Laboratories	7,704	848

EQUITY FUNDS    63    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.	7,880	$795
Cencora, Inc.	1,539	316
UnitedHealth Group, Inc.	2,179	1,147
		2,258
Health Care Real Estate Investment Trusts – 0.3%
Omega Healthcare Investors, Inc.	14,449	443
Hotel & Resort Real Estate Investment Trusts – 0.5%
Host Hotels & Resorts, Inc.	17,466	340
Park Hotels & Resorts, Inc.	29,002	444
		784
Hotels, Restaurants & Leisure – 1.5%
McDonald's Corp.	458	136
Starbucks Corp.	18,494	1,776
Yum! Brands, Inc.	3,315	433
		2,345
Household Products – 2.6%
Clorox (The) Co.	5,071	723
Kimberly-Clark Corp.	7,415	901
Procter & Gamble (The) Co.	15,853	2,323
		3,947
Industrial Conglomerates – 0.7%
3M Co.	10,562	1,155
Insurance – 3.2%
Aflac, Inc.	10,905	900
Allstate (The) Corp.	4,396	615
First American Financial Corp.	4,559	294
MetLife, Inc.	13,293	879
Old Republic International Corp.	7,954	234
Principal Financial Group, Inc.	9,109	716
Prudential Financial, Inc.	8,684	901
Unum Group	9,378	424
		4,963
Interactive Media & Services – 3.9%
Alphabet, Inc., Class A(1) *	32,060	4,478
Meta Platforms, Inc., Class A(1) *	4,492	1,590
		6,068
IT Services – 1.5%
Accenture PLC, Class A	2,839	996
Cognizant Technology Solutions Corp., Class A	9,070	685
International Business Machines Corp.	4,192	686
		2,367
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Machinery – 1.3%
Illinois Tool Works, Inc.	5,266	$1,380
Otis Worldwide Corp.	6,575	588
		1,968
Media – 2.2%
Comcast Corp., Class A	50,687	2,223
Interpublic Group of (The) Cos., Inc.	18,884	616
Nexstar Media Group, Inc.	476	74
Omnicom Group, Inc.	5,454	472
		3,385
Metals & Mining – 0.3%
Southern Copper Corp.	5,976	514
Mortgage Real Estate Investment Trusts – 0.6%
Rithm Capital Corp.	42,470	454
Starwood Property Trust, Inc.	21,783	458
		912
Multi-Utilities – 1.6%
Consolidated Edison, Inc.	8,433	767
Dominion Energy, Inc.	18,845	886
Public Service Enterprise Group, Inc.	13,838	846
		2,499
Office Real Estate Investment Trusts – 0.2%
Highwoods Properties, Inc.	10,164	233
Oil, Gas & Consumable Fuels – 3.5%
Coterra Energy, Inc.	12,685	324
Devon Energy Corp.	17,634	799
Diamondback Energy, Inc.	2,265	351
Exxon Mobil Corp.	28,435	2,843
Pioneer Natural Resources Co.	4,461	1,003
Texas Pacific Land Corp.	52	82
		5,402
Pharmaceuticals – 5.4%
Bristol-Myers Squibb Co.	37,508	1,924
Eli Lilly & Co.	4,326	2,522
Johnson & Johnson	18,829	2,951
Merck & Co., Inc.	5,016	547
Pfizer, Inc.	10,906	314
		8,258
Professional Services – 2.6%
Automatic Data Processing, Inc.	7,875	1,835
Broadridge Financial Solutions, Inc.	2,802	576

NORTHERN FUNDS QUARTERLY REPORT     64    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Professional Services – 2.6%continued
Paychex, Inc.	7,117	$848
Robert Half, Inc.	9,129	803
		4,062
Residential Real Estate Investment Trusts – 0.6%
Equity Residential	7,131	436
Mid-America Apartment Communities, Inc.	3,921	527
		963
Retail Real Estate Investment Trusts – 1.2%
Brixmor Property Group, Inc.	19,677	458
NNN REIT, Inc.	11,050	476
Simon Property Group, Inc.	6,794	969
		1,903
Semiconductors & Semiconductor Equipment – 10.1%
Applied Materials, Inc.	617	100
Broadcom, Inc.	3,070	3,427
KLA Corp.	2,119	1,232
Lam Research Corp.	2,549	1,996
Microchip Technology, Inc.	10,436	941
NVIDIA Corp.(1)	7,889	3,907
QUALCOMM, Inc.	13,752	1,989
Skyworks Solutions, Inc.	4,356	490
Texas Instruments, Inc.	8,195	1,397
		15,479
Software – 8.9%
Bentley Systems, Inc., Class B	8,852	462
Dolby Laboratories, Inc., Class A	1,163	100
Intuit, Inc.	3,581	2,238
Microsoft Corp.	27,235	10,242
Oracle Corp.	5,681	599
		13,641
Specialized Real Estate Investment Trusts – 1.7%
Digital Realty Trust, Inc.	1,992	268
EPR Properties	9,281	450
Iron Mountain, Inc.	10,090	706
Lamar Advertising Co., Class A	2,438	259
Public Storage	3,100	945
		2,628
Specialty Retail – 3.2%
Bath & Body Works, Inc.	6,761	292
Best Buy Co., Inc.	4,958	388
Dick's Sporting Goods, Inc.	698	102
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Specialty Retail – 3.2%continued
Home Depot (The), Inc.	7,992	$2,770
Lowe's Cos., Inc.	4,124	918
Williams-Sonoma, Inc.	2,359	476
		4,946
Technology Hardware, Storage & Peripherals – 8.9%
Apple, Inc.(1)	63,899	12,303
HP, Inc.	24,161	727
NetApp, Inc.	7,626	672
		13,702
Textiles, Apparel & Luxury Goods – 0.9%
Carter's, Inc.	6,217	466
Tapestry, Inc.	23,097	850
		1,316
Tobacco – 2.1%
Altria Group, Inc.	33,958	1,370
Philip Morris International, Inc.	19,261	1,812
		3,182
Trading Companies & Distributors – 0.9%
Fastenal Co.	13,854	897
MSC Industrial Direct Co., Inc., Class A	4,489	455
		1,352
Total Common Stocks
(Cost $101,371)		152,615

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(2) (3)	827,358	827
Total Investment Companies
(Cost $827)		827

EQUITY FUNDS    65    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.30%, 4/11/24(4) (5)	$50	$49
Total Short-Term Investments
(Cost $49)		49

Total Investments – 99.7%
(Cost $102,247)		153,491
Other Assets less Liabilities – 0.3%		468
NET ASSETS – 100.0%		$153,959

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	5	$1,205	Long	3/24	$25
At December 31, 2023, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet Inc., Class A, Exp. Date 1/19/24, Strike Price $155.00	(320)	$(4,470)	$(3)
Amazon.com, Inc., Exp. Date 1/19/24, Strike Price $175.00	(246)	(3,738)	(1)
Apple Inc., Exp. Date 1/19/24, Strike Price $220.00	(320)	(6,161)	(1)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Meta Platforms, Inc., Class A, Exp. Date 1/19/24, Strike Price $390.00	(44)	$(1,557)	$(3)
NVIDIA Corp., Exp. Date 1/19/24, Strike Price $650.00	(78)	(3,863)	(1)
Tesla, Inc., Exp. Date 1/19/24, Strike Price $320.00	(42)	(1,044)	(1)
Total Written Options Contracts			$(10)
(Premiums Received (000s) $22)
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.1%
Investment Companies	0.6%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$152,615	$—	$—	$152,615
Investment Companies	827	—	—	827
Short-Term Investments	—	49	—	49
Total Investments	$153,442	$49	$—	$153,491
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$25	$—	$—	$25
Liabilities
Written Options	(10)	—	—	(10)
Total Other Financial Instruments	$15	$—	$—	$15

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     66    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued	December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,520	$8,639	$9,332	$56	$827	$827,358
EQUITY FUNDS    67    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)
Australia – 6.7%
ANZ Group Holdings Ltd.	88,093	$1,552
Aristocrat Leisure Ltd.	22,902	635
BHP Group Ltd.	19,752	677
Cochlear Ltd.	72	15
Coles Group Ltd.	1,835	20
Fortescue Ltd.	68,989	1,365
Glencore PLC	190,418	1,142
National Australia Bank Ltd.	31,193	651
Origin Energy Ltd.	36,405	210
Rio Tinto PLC	7,552	561
Sonic Healthcare Ltd.	10,045	219
Stockland	200,677	608
Telstra Group Ltd.	291,997	787
Wesfarmers Ltd.	12,105	470
Woodside Energy Group Ltd.	4,452	94
		9,006
Austria – 0.5%
Erste Group Bank A.G.	6,909	280
voestalpine A.G.	12,839	405
		685
Belgium – 0.8%
Ageas S.A./N.V.	19,082	830
Sofina S.A.	825	205
Solvay S.A., Class A	795	24
Syensqo S.A.*	787	82
		1,141
Brazil – 0.6%
Yara International ASA	21,837	776
Canada – 10.2%
AltaGas Ltd.	8,843	186
Brookfield Asset Management Ltd., Class A	20,100	807
Canadian National Railway Co.	6,893	866
Canadian Natural Resources Ltd.	26,704	1,750
Canadian Utilities Ltd., Class A	5,525	133
CGI, Inc.*	9,581	1,026
Element Fleet Management Corp.	20,586	335
Empire Co. Ltd., Class A	945	25
Fairfax Financial Holdings Ltd.	631	582
Fortis, Inc.	428	18
Hydro One Ltd.	6,588	197
iA Financial Corp., Inc.	16,918	1,153
IGM Financial, Inc.	36,474	964
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Canada – 10.2%continued
Imperial Oil Ltd.	6,021	$343
Loblaw Cos. Ltd.	2,492	241
Magna International, Inc.	2,291	135
Manulife Financial Corp.	67,908	1,501
Northland Power, Inc.	3,107	57
Nutrien Ltd.	5,848	330
Suncor Energy, Inc.	22,387	717
Teck Resources Ltd., Class B	4,296	182
TFI International, Inc.	8,641	1,175
West Fraser Timber Co. Ltd.	11,226	960
		13,683
Chile – 0.4%
Lundin Mining Corp.	60,077	491
China – 0.6%
BOC Hong Kong Holdings Ltd.	300,302	813
SITC International Holdings Co. Ltd.	10,065	17
		830
Denmark – 2.6%
AP Moller - Maersk A/S, Class B	208	374
Carlsberg A/S, Class B	1,711	214
Novo Nordisk A/S, Class B	13,938	1,442
Pandora A/S	10,750	1,485
		3,515
Finland – 0.3%
Fortum OYJ	13,728	199
Nordea Bank Abp	19,193	238
		437
France – 7.9%
BNP Paribas S.A.	25,387	1,759
Bureau Veritas S.A.	733	19
Capgemini S.E.	5,697	1,192
Carrefour S.A.	17,330	317
Cie de Saint-Gobain S.A.	18,425	1,362
Danone S.A.	7,129	462
Dassault Aviation S.A.	3,835	759
Eiffage S.A.	2,507	269
Engie S.A.	21,597	380
Ipsen S.A.	4,149	495
Klepierre S.A.	9,875	270
L'Oreal S.A.	3,159	1,571
LVMH Moet Hennessy Louis Vuitton S.E.	431	350

NORTHERN FUNDS QUARTERLY REPORT     68    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
France – 7.9%continued
Publicis Groupe S.A.	14,817	$1,378
Veolia Environnement S.A.	614	19
		10,602
Germany – 5.7%
Allianz S.E. (Registered)	148	40
Bayerische Motoren Werke A.G.	9,336	1,038
Deutsche Lufthansa A.G. (Registered)*	77,257	687
Deutsche Post A.G.	26,007	1,288
E.ON S.E.	26,992	362
Fresenius Medical Care A.G.	16,536	692
GEA Group A.G.	24,552	1,022
Mercedes-Benz Group A.G.	20,677	1,428
Merck KGaA	5,901	939
RWE A.G.	3,045	138
Wacker Chemie A.G.	573	72
		7,706
Hong Kong – 1.5%
CK Asset Holdings Ltd.	112,992	565
CK Infrastructure Holdings Ltd.	28,239	157
CLP Holdings Ltd.	19,289	159
Futu Holdings Ltd. ADR*	11,381	622
Sun Hung Kai Properties Ltd.	32,986	355
WH Group Ltd.(2)	255,615	165
		2,023
Israel – 1.4%
Bank Leumi Le-Israel B.M.	77,828	634
Check Point Software Technologies Ltd.*	8,286	1,266
		1,900
Italy – 3.2%
Coca-Cola HBC A.G. - CDI*	31,300	919
Enel S.p.A.	79,390	591
Eni S.p.A.	85,376	1,449
Poste Italiane S.p.A.	99,952	1,134
Recordati Industria Chimica e Farmaceutica S.p.A.	4,382	236
		4,329
Japan – 19.0%
Astellas Pharma, Inc.	9,200	110
Bridgestone Corp.	17,410	719
Canon, Inc.	13,200	338
Chubu Electric Power Co., Inc.	2,800	36
Daito Trust Construction Co. Ltd.	5,020	581
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 19.0%continued
Daiwa House Industry Co. Ltd.	19,500	$589
Denso Corp.	31,600	474
Hirose Electric Co. Ltd.	6,000	678
Honda Motor Co. Ltd.	54,900	568
Hoya Corp.	9,700	1,206
Isuzu Motors Ltd.	46,000	590
ITOCHU Corp.	40,427	1,650
Japan Post Insurance Co. Ltd.	58,900	1,046
Japan Tobacco, Inc.	9,400	243
KDDI Corp.	45,019	1,429
Komatsu Ltd.	30,100	784
Marubeni Corp.	9,900	156
Mazda Motor Corp.	21,500	228
MEIJI Holdings Co. Ltd.	19,700	467
Mitsubishi Corp.	15,000	239
Mitsubishi UFJ Financial Group, Inc.	85,500	736
Mitsui & Co. Ltd.	14,900	555
NGK Insulators Ltd.	26,200	312
Nintendo Co. Ltd.	4,200	220
Nippon Telegraph & Telephone Corp.	376,150	459
Nippon Yusen K.K.	15,700	487
Nissin Foods Holdings Co. Ltd.	300	10
Nitto Denko Corp.	16,000	1,193
Ono Pharmaceutical Co. Ltd.	38,000	679
Oracle Corp. Japan	13,500	1,040
ORIX Corp.	7,800	146
Pan Pacific International Holdings Corp.	4,100	98
Persol Holdings Co. Ltd.	454,700	778
Renesas Electronics Corp.*	64,500	1,158
SCSK Corp.	12,400	246
Secom Co. Ltd.	100	7
Sekisui Chemical Co. Ltd.	41,300	594
Shin-Etsu Chemical Co. Ltd.	6,700	280
Subaru Corp.	3,300	60
Sumitomo Corp.	22,300	486
Sumitomo Mitsui Financial Group, Inc.	21,600	1,052
Suntory Beverage & Food Ltd.	23,176	764
Takeda Pharmaceutical Co. Ltd.	2,800	80
TIS, Inc.	5,300	117
Tokyo Electric Power Co. Holdings, Inc.*	7,600	40
Tokyo Gas Co. Ltd.	4,800	110
TOPPAN Holdings, Inc.	5,300	147
Toyota Motor Corp.	12,300	226

EQUITY FUNDS    69    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 19.0%continued
USS Co. Ltd.	16,900	$339
Yakult Honsha Co. Ltd.	17,900	401
Yamaha Motor Co. Ltd.	57,300	510
		25,461
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,520	126
Netherlands – 4.6%
ASML Holding N.V.	2,206	1,665
BE Semiconductor Industries N.V.	292	44
Heineken N.V.	2,376	242
Koninklijke Ahold Delhaize N.V.	18,608	534
Randstad N.V.	15,757	988
Shell PLC	85,017	2,762
		6,235
New Zealand – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	4,936	74
Meridian Energy Ltd.	14,913	52
		126
Norway – 0.5%
Equinor ASA	5,326	169
Kongsberg Gruppen ASA	1,152	53
Norsk Hydro ASA	75,856	510
		732
Portugal – 0.8%
Jeronimo Martins SGPS S.A.	41,565	1,057
Singapore – 2.9%
Jardine Cycle & Carriage Ltd.	37,000	832
Oversea-Chinese Banking Corp. Ltd.	130,000	1,277
Singapore Airlines Ltd.	53,400	264
STMicroelectronics N.V.	28,958	1,453
		3,826
South Africa – 0.2%
Anglo American PLC	9,137	229
Spain – 3.4%
ACS Actividades de Construccion y Servicios S.A.	6,993	311
Aena S.M.E. S.A.	3,075	558
Banco Bilbao Vizcaya Argentaria S.A.	195,413	1,781
Iberdrola S.A.	32,591	426
Industria de Diseno Textil S.A.	21,740	948
Naturgy Energy Group S.A.	5,392	161
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Spain – 3.4%continued
Redeia Corp. S.A.	11,236	$185
Repsol S.A.	8,578	127
		4,497
Sweden – 3.7%
Fastighets AB Balder, Class B*	37,094	265
Hennes & Mauritz AB, Class B	46,122	809
Investor AB, Class B	66,082	1,534
Skandinaviska Enskilda Banken AB, Class A	87,453	1,204
Swedbank AB, Class A	39,872	806
Swedish Orphan Biovitrum AB*	235	6
Volvo AB, Class B	10,661	277
		4,901
Switzerland – 6.1%
ABB Ltd. (Registered)	44,255	1,967
Cie Financiere Richemont S.A., Class A (Registered)	10,784	1,488
Kuehne + Nagel International A.G. (Registered)	1,023	353
Novartis A.G. (Registered)	19,442	1,963
Sandoz Group A.G.*	3,887	125
Sonova Holding A.G. (Registered)	2,619	856
Swisscom A.G. (Registered)	1,727	1,039
Temenos A.G. (Registered)	4,198	392
		8,183
United Kingdom – 8.3%
3i Group PLC	47,842	1,473
Associated British Foods PLC	4,155	125
AstraZeneca PLC	2,804	378
BAE Systems PLC	14,563	206
Barclays PLC	555,756	1,082
Centrica PLC	75,972	136
Coca-Cola Europacific Partners PLC	6,096	407
DCC PLC	3,391	249
HSBC Holdings PLC	88,762	717
Imperial Brands PLC	54,160	1,245
InterContinental Hotels Group PLC	8,414	760
National Grid PLC	16,022	216
NatWest Group PLC	135,811	379
Next PLC	7,468	771
RELX PLC	28,396	1,126
Rolls-Royce Holdings PLC*	41,815	159
Sage Group (The) PLC	36,894	550
SSE PLC	8,383	198

NORTHERN FUNDS QUARTERLY REPORT     70    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United Kingdom – 8.3%continued
Tesco PLC	220,875	$817
United Utilities Group PLC	3,329	45
WPP PLC	9,274	88
		11,127
United States – 5.4%
CSL Ltd.	1,212	236
GSK PLC	75,998	1,404
Holcim A.G.*	16,241	1,276
Nestle S.A. (Registered)	9,115	1,055
Roche Holding A.G. (Genusschein)	6,988	2,025
Sanofi S.A.	12,103	1,200
		7,196
Total Common Stocks
(Cost $112,097)		130,820

PREFERRED STOCKS – 0.3% (1)
Germany – 0.3%
Henkel A.G. & Co. KGaA, 2.57%(3)	5,009	403
Total Preferred Stocks
(Cost $359)		403

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(4) (5)	472,111	472
Total Investment Companies
(Cost $472)		472

Total Investments – 98.2%
(Cost $112,928)		131,695
Other Assets less Liabilities – 1.8%		2,463
Net Assets – 100.0%		$134,158

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	24	$1,203	Long	3/24	$(4)
FTSE 100 Index (British Pound)	6	593	Long	3/24	12
S&P/TSX 60 Index (Canadian Dollar)	1	192	Long	3/24	6
SPI 200 Index (Australian Dollar)	3	388	Long	3/24	7
Yen Denominated Nikkei 225 (Japanese Yen)	4	472	Long	3/24	4
Total					$25
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	26.7%
Japanese Yen	19.0
British Pound	13.3
Canadian Dollar	10.6
Swiss Franc	9.3
Australian Dollar	5.6
All other currencies less than 5%	13.7
Total Investments	98.2
Other Assets less Liabilities	1.8
Net Assets	100.0%

EQUITY FUNDS    71    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Belgium	$82	$1,059	$—	$1,141
Canada	13,683	—	—	13,683
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Chile	$491	$—	$—	$491
Hong Kong	622	1,401	—	2,023
Israel	1,900	—	—	1,900
United Kingdom	407	10,720	—	11,127
All Other Countries(1)	—	100,455	—	100,455
Total Common Stocks	17,185	113,635	—	130,820
Preferred Stocks	—	403	—	403
Investment Companies	472	—	—	472
Total Investments	$17,657	$114,038	$—	$131,695
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$29	$—	$—	$29
Liabilities
Futures Contracts	(4)	—	—	(4)
Total Other Financial Instruments	$25	$—	$—	$25

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,249	$16,903	$17,680	$33	$472	$472,111
NORTHERN FUNDS QUARTERLY REPORT     72    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)
Australia – 7.8%
Ampol Ltd.	60,341	$1,484
ANZ Group Holdings Ltd.	797,551	14,051
APA Group	335,224	1,947
Aristocrat Leisure Ltd.	153,380	4,253
ASX Ltd.	52,932	2,271
Aurizon Holdings Ltd.	490,793	1,268
BHP Group Ltd.	1,353,150	46,387
BlueScope Steel Ltd.	128,657	2,048
Brambles Ltd.	381,578	3,533
CAR Group Ltd.	92,317	1,955
Cochlear Ltd.	17,980	3,653
Coles Group Ltd.	353,880	3,877
Commonwealth Bank of Australia	446,898	33,961
Computershare Ltd.	141,958	2,359
Dexus	273,179	1,422
EBOS Group Ltd.	40,783	915
Endeavour Group Ltd.	390,715	1,385
Flutter Entertainment PLC*	46,903	8,260
Fortescue Ltd.	450,129	8,904
Glencore PLC	2,785,501	16,711
Goodman Group	450,542	7,736
GPT Group (The)	505,388	1,590
IDP Education Ltd.	67,074	913
IGO Ltd.	197,203	1,210
Insurance Australia Group Ltd.	653,794	2,519
Lottery (The) Corp. Ltd.	625,554	2,058
Macquarie Group Ltd.	98,901	12,326
Medibank Pvt Ltd.	784,945	1,902
Mineral Resources Ltd.	47,511	2,257
Mirvac Group	1,084,666	1,536
National Australia Bank Ltd.	832,178	17,357
Northern Star Resources Ltd.	313,470	2,932
Orica Ltd.	124,071	1,344
Origin Energy Ltd.	473,004	2,730
Pilbara Minerals Ltd.	800,211	2,145
Qantas Airways Ltd.*	258,118	941
QBE Insurance Group Ltd.	392,744	3,960
Ramsay Health Care Ltd.	50,296	1,799
REA Group Ltd.	14,975	1,843
Reece Ltd.	67,484	1,026
Rio Tinto Ltd.	98,811	9,106
Rio Tinto PLC	300,957	22,351
Santos Ltd.	859,411	4,488
Scentre Group	1,323,559	2,684
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Australia – 7.8%continued
SEEK Ltd.	94,767	$1,719
Sonic Healthcare Ltd.	117,824	2,572
South32 Ltd.	1,245,646	2,830
Stockland	663,160	2,010
Suncorp Group Ltd.	349,232	3,288
Telstra Group Ltd.	1,096,171	2,954
Transurban Group	811,686	7,565
Treasury Wine Estates Ltd.	225,250	1,650
Vicinity Ltd.	1,027,029	1,421
Washington H Soul Pattinson & Co. Ltd.	64,896	1,448
Wesfarmers Ltd.	301,681	11,710
Westpac Banking Corp.	931,121	14,489
WiseTech Global Ltd.	45,288	2,316
Woodside Energy Group Ltd.	505,596	10,711
Woolworths Group Ltd.	323,869	8,196
		344,276
Austria – 0.3%
Erste Group Bank A.G.	94,601	3,838
Mondi PLC	126,271	2,469
OMV A.G.	40,241	1,769
Verbund A.G.	18,052	1,678
voestalpine A.G.	32,794	1,035
		10,789
Belgium – 0.8%
Ageas S.A./N.V.	42,129	1,832
Anheuser-Busch InBev S.A./N.V.	232,056	14,992
D'ieteren Group	5,485	1,073
Elia Group S.A./N.V.	7,920	992
Groupe Bruxelles Lambert N.V.	21,947	1,730
KBC Group N.V.	66,426	4,310
Lotus Bakeries N.V.	113	1,027
Sofina S.A.	3,823	951
Syensqo S.A.*	20,291	2,111
UCB S.A.	33,482	2,916
Umicore S.A.	58,205	1,600
Warehouses De Pauw - C.V.A.	40,021	1,256
		34,790
Brazil – 0.0%
Yara International ASA	45,606	1,621
Burkina Faso – 0.0%
Endeavour Mining PLC	50,037	1,124
Chile – 0.1%
Antofagasta PLC	109,316	2,338

EQUITY FUNDS    73    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
China – 0.4%
BOC Hong Kong Holdings Ltd.	1,034,108	$2,798
Budweiser Brewing Co. APAC Ltd.	444,200	829
ESR Group Ltd.	554,800	766
Prosus N.V.*	390,378	11,640
SITC International Holdings Co. Ltd.	360,000	621
Wharf Holdings (The) Ltd.	290,000	933
Wilmar International Ltd.	524,700	1,416
Xinyi Glass Holdings Ltd.	446,829	500
		19,503
Denmark – 3.3%
AP Moller - Maersk A/S, Class A	880	1,561
AP Moller - Maersk A/S, Class B	1,223	2,198
Carlsberg A/S, Class B	27,074	3,394
Chr Hansen Holding A/S	28,933	2,426
Coloplast A/S, Class B	37,378	4,273
Danske Bank A/S	182,382	4,872
Demant A/S*	25,272	1,111
DSV A/S	49,446	8,698
Genmab A/S*	17,763	5,658
Novo Nordisk A/S, Class B	872,166	90,212
Novozymes A/S, Class B	54,102	2,979
Orsted A/S	50,152	2,769
Pandora A/S	22,355	3,088
ROCKWOOL A/S, Class B	2,523	738
Tryg A/S	98,025	2,132
Vestas Wind Systems A/S*	268,747	8,544
		144,653
Finland – 1.1%
Elisa OYJ	39,269	1,821
Fortum OYJ	126,684	1,838
Kesko OYJ, Class B	78,296	1,552
Kone OYJ, Class B	89,017	4,455
Metso OYJ	180,411	1,828
Neste OYJ	113,666	4,038
Nokia OYJ	1,429,438	4,911
Nordea Bank Abp	851,337	10,554
Orion OYJ, Class B	29,837	1,294
Sampo OYJ, Class A	119,735	5,240
Stora Enso OYJ (Registered)	155,639	2,153
UPM-Kymmene OYJ	140,782	5,296
Wartsila OYJ Abp	126,018	1,836
		46,816
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
France – 10.1%
Accor S.A.	54,284	$2,076
Adevinta ASA*	83,749	926
Aeroports de Paris S.A.	10,000	1,295
Air Liquide S.A.	139,616	27,160
Airbus S.E.	158,255	24,428
Alstom S.A.	82,195	1,107
Amundi S.A.	17,965	1,229
Arkema S.A.	15,222	1,732
AXA S.A.	481,436	15,715
BioMerieux	10,547	1,175
BNP Paribas S.A.	279,784	19,385
Bollore S.E.	187,146	1,172
Bouygues S.A.	50,423	1,904
Bureau Veritas S.A.	80,006	2,022
Capgemini S.E.	41,557	8,693
Carrefour S.A.	158,773	2,906
Cie de Saint-Gobain S.A.	120,930	8,942
Cie Generale des Etablissements Michelin S.C.A.	180,189	6,475
Covivio S.A./France	14,320	774
Credit Agricole S.A.	291,450	4,135
Danone S.A.	171,637	11,133
Dassault Aviation S.A.	5,208	1,031
Dassault Systemes S.E.	180,654	8,844
Edenred S.E.	65,573	3,937
Eiffage S.A.	20,004	2,147
Engie S.A.	485,210	8,532
EssilorLuxottica S.A.	78,531	15,784
Eurazeo S.E.	11,571	920
Gecina S.A.	12,218	1,492
Getlink S.E.	97,801	1,790
Hermes International S.C.A.	8,458	17,950
Ipsen S.A.	10,383	1,239
Kering S.A.	19,756	8,767
Klepierre S.A.	61,320	1,677
La Francaise des Jeux S.A.E.M.	30,490	1,107
Legrand S.A.	70,135	7,305
L'Oreal S.A.	64,448	32,044
LVMH Moet Hennessy Louis Vuitton S.E.	73,820	59,877
Orange S.A.	489,759	5,572
Pernod Ricard S.A.	54,382	9,616
Publicis Groupe S.A.	60,720	5,647
Remy Cointreau S.A.	6,629	842
Renault S.A.	51,698	2,115

NORTHERN FUNDS QUARTERLY REPORT     74    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
France – 10.1%continued
Safran S.A.	90,785	$16,015
Sartorius Stedim Biotech	7,684	2,041
SEB S.A.	6,307	788
Societe Generale S.A.	201,038	5,360
Sodexo S.A.	24,373	2,683
Teleperformance S.E.	15,701	2,295
Thales S.A.	27,823	4,115
TotalEnergies S.E.	612,208	41,586
Unibail-Rodamco-Westfield*	32,891	2,423
Veolia Environnement S.A.	179,092	5,657
Vinci S.A.	135,156	16,975
Vivendi S.E.	173,104	1,854
Worldline S.A.(2) *	63,761	1,107
		445,518
Germany – 7.9%
adidas A.G.	43,172	8,779
Allianz S.E. (Registered)	107,763	28,784
BASF S.E.	237,340	12,780
Bayer A.G. (Registered)	261,768	9,718
Bayerische Motoren Werke A.G.	84,931	9,446
Bechtle A.G.	20,667	1,036
Beiersdorf A.G.	26,682	3,998
Brenntag S.E.	36,511	3,352
Carl Zeiss Meditec A.G. (Bearer)	10,976	1,198
Commerzbank A.G.	278,319	3,306
Continental A.G.	29,116	2,476
Covestro A.G.*	52,638	3,062
Daimler Truck Holding A.G.	141,821	5,326
Deutsche Bank A.G. (Registered)	514,185	7,018
Deutsche Boerse A.G.	50,517	10,401
Deutsche Lufthansa A.G. (Registered)*	162,487	1,444
Deutsche Post A.G.	263,896	13,072
Deutsche Telekom A.G. (Registered)	863,865	20,745
E.ON S.E.	596,632	8,004
Evonik Industries A.G.	67,654	1,381
Fresenius Medical Care A.G.	56,790	2,375
Fresenius S.E. & Co. KGaA	111,574	3,463
GEA Group A.G.	45,630	1,899
Hannover Rueck S.E.	16,062	3,838
Heidelberg Materials A.G.	36,613	3,271
HelloFresh S.E.*	40,638	644
Henkel A.G. & Co. KGaA	27,224	1,953
Infineon Technologies A.G.	348,270	14,526
Knorr-Bremse A.G.	19,782	1,283
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Germany – 7.9%continued
LEG Immobilien S.E.*	20,293	$1,777
Mercedes-Benz Group A.G.	213,994	14,779
Merck KGaA	35,013	5,569
MTU Aero Engines A.G.	14,700	3,168
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	36,467	15,101
Nemetschek S.E.	15,821	1,370
Puma S.E.	29,826	1,662
Rational A.G.	1,462	1,129
Rheinmetall A.G.	11,572	3,668
RWE A.G.	171,145	7,781
SAP S.E.	279,007	42,918
Scout24 S.E.	19,880	1,407
Siemens A.G. (Registered)	203,034	38,083
Siemens Energy A.G.*	143,156	1,897
Siemens Healthineers A.G.(2)	74,621	4,336
Symrise A.G.	34,970	3,846
Talanx A.G.	17,775	1,269
Volkswagen A.G.	7,782	1,018
Vonovia S.E.	197,328	6,218
Wacker Chemie A.G.	5,401	682
Zalando S.E.(2) *	61,634	1,459
		347,715
Hong Kong – 2.0%
AIA Group Ltd.	3,071,686	26,679
CK Asset Holdings Ltd.	518,638	2,594
CK Infrastructure Holdings Ltd.	169,353	941
CLP Holdings Ltd.	440,514	3,631
Futu Holdings Ltd. ADR*	14,502	792
Hang Lung Properties Ltd.	465,501	646
Hang Seng Bank Ltd.	208,179	2,419
Henderson Land Development Co. Ltd.	379,929	1,174
HKT Trust & HKT Ltd.	1,001,220	1,198
Hong Kong & China Gas Co. Ltd.	2,945,005	2,266
Hong Kong Exchanges & Clearing Ltd.	321,596	11,003
Hongkong Land Holdings Ltd.	278,700	968
Jardine Matheson Holdings Ltd.	42,200	1,737
Link REIT	692,978	3,875
MTR Corp. Ltd.	445,136	1,735
New World Development Co. Ltd.	410,111	634
Power Assets Holdings Ltd.	360,817	2,089
Prudential PLC	745,661	8,394
Sino Land Co. Ltd.	944,627	1,030

EQUITY FUNDS    75    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Hong Kong – 2.0%continued
Sun Hung Kai Properties Ltd.	387,758	$4,173
Swire Pacific Ltd., Class A	119,051	1,005
Swire Properties Ltd.	340,587	687
Techtronic Industries Co. Ltd.	365,833	4,376
WH Group Ltd.(2)	2,284,213	1,473
Wharf Real Estate Investment Co. Ltd.	433,766	1,475
		86,994
Ireland – 0.4%
AerCap Holdings N.V.*	54,770	4,071
AIB Group PLC	423,441	1,812
Bank of Ireland Group PLC	287,376	2,605
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	41,168	3,570
Kingspan Group PLC	41,762	3,609
Smurfit Kappa Group PLC	72,024	2,839
		18,506
Israel – 0.6%
Azrieli Group Ltd.	10,107	664
Bank Hapoalim B.M.	348,624	3,168
Bank Leumi Le-Israel B.M.	421,627	3,436
Check Point Software Technologies Ltd.*	24,974	3,816
Elbit Systems Ltd.	7,084	1,516
Global-e Online Ltd.*	23,346	925
ICL Group Ltd.	195,657	983
Israel Discount Bank Ltd., Class A	316,901	1,606
Mizrahi Tefahot Bank Ltd.	42,271	1,665
Nice Ltd.*	17,119	3,428
Teva Pharmaceutical Industries Ltd. ADR*	299,345	3,125
Wix.com Ltd.*	14,651	1,802
		26,134
Italy – 2.3%
Amplifon S.p.A.	32,098	1,114
Assicurazioni Generali S.p.A.	271,184	5,721
Banco BPM S.p.A.	339,245	1,791
Coca-Cola HBC A.G. - CDI*	58,121	1,706
Davide Campari-Milano N.V.	141,593	1,597
DiaSorin S.p.A.	5,460	563
Enel S.p.A.	2,172,607	16,171
Eni S.p.A.	631,730	10,723
Ferrari N.V.	33,685	11,353
FinecoBank Banca Fineco S.p.A.	158,965	2,388
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Italy – 2.3%continued
Infrastrutture Wireless Italiane S.p.A.	96,117	$1,217
Intesa Sanpaolo S.p.A.	4,138,122	12,080
Leonardo S.p.A.	109,455	1,806
Mediobanca Banca di Credito Finanziario S.p.A.	149,456	1,849
Moncler S.p.A.	56,229	3,467
Nexi S.p.A.*	165,879	1,360
Poste Italiane S.p.A.	138,949	1,576
Prysmian S.p.A.	69,339	3,161
Recordati Industria Chimica e Farmaceutica S.p.A.	27,580	1,490
Snam S.p.A.	553,450	2,849
Telecom Italia S.p.A.*	2,541,794	827
Terna - Rete Elettrica Nazionale	382,995	3,196
UniCredit S.p.A.	428,345	11,620
		99,625
Japan – 22.0%
Advantest Corp.	204,500	7,042
Aeon Co. Ltd.	174,000	3,882
AGC, Inc.	50,500	1,872
Aisin Corp.	40,200	1,401
Ajinomoto Co., Inc.	118,100	4,564
ANA Holdings, Inc.*	42,900	930
Asahi Group Holdings Ltd.	128,300	4,775
Asahi Intecc Co. Ltd.	59,600	1,208
Asahi Kasei Corp.	329,000	2,434
Astellas Pharma, Inc.	481,200	5,770
Azbil Corp.	29,600	976
Bandai Namco Holdings, Inc.	157,900	3,157
BayCurrent Consulting, Inc.	34,700	1,213
Bridgestone Corp.	153,300	6,331
Brother Industries Ltd.	63,000	1,003
Canon, Inc.	268,800	6,890
Capcom Co. Ltd.	47,000	1,518
Central Japan Railway Co.	192,400	4,878
Chiba Bank (The) Ltd.	139,500	1,006
Chubu Electric Power Co., Inc.	169,700	2,190
Chugai Pharmaceutical Co. Ltd.	179,565	6,808
Concordia Financial Group Ltd.	289,900	1,322
Dai Nippon Printing Co. Ltd.	53,900	1,590
Daifuku Co. Ltd.	82,100	1,654
Dai-ichi Life Holdings, Inc.	251,800	5,346
Daiichi Sankyo Co. Ltd.	494,000	13,676
Daikin Industries Ltd.	70,400	11,436

NORTHERN FUNDS QUARTERLY REPORT     76    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Japan – 22.0%continued
Daito Trust Construction Co. Ltd.	17,100	$1,979
Daiwa House Industry Co. Ltd.	157,400	4,755
Daiwa House REIT Investment Corp.	578	1,031
Daiwa Securities Group, Inc.	367,800	2,465
Denso Corp.	505,400	7,580
Dentsu Group, Inc.	54,918	1,405
Disco Corp.	24,600	6,054
East Japan Railway Co.	80,712	4,643
Eisai Co. Ltd.	67,000	3,352
ENEOS Holdings, Inc.	766,697	3,035
FANUC Corp.	254,100	7,475
Fast Retailing Co. Ltd.	46,800	11,603
Fuji Electric Co. Ltd.	33,300	1,427
FUJIFILM Holdings Corp.	99,700	5,973
Fujitsu Ltd.	47,100	7,110
GLP J-REIT	1,264	1,257
Hamamatsu Photonics K.K.	37,870	1,552
Hankyu Hanshin Holdings, Inc.	62,800	1,996
Hikari Tsushin, Inc.	5,100	843
Hirose Electric Co. Ltd.	7,928	896
Hitachi Construction Machinery Co. Ltd.	29,900	789
Hitachi Ltd.	247,800	17,909
Honda Motor Co. Ltd.	1,235,300	12,769
Hoshizaki Corp.	29,200	1,066
Hoya Corp.	94,600	11,765
Hulic Co. Ltd.	108,100	1,129
Ibiden Co. Ltd.	29,900	1,647
Idemitsu Kosan Co. Ltd.	257,940	1,405
Iida Group Holdings Co. Ltd.	41,264	616
Inpex Corp.	266,600	3,593
Isuzu Motors Ltd.	155,300	1,992
ITOCHU Corp.	317,500	12,960
Japan Airlines Co. Ltd.	42,200	831
Japan Exchange Group, Inc.	132,000	2,785
Japan Metropolitan Fund Invest	1,909	1,378
Japan Post Bank Co. Ltd.	387,600	3,946
Japan Post Holdings Co. Ltd.	557,800	4,978
Japan Post Insurance Co. Ltd.	47,200	838
Japan Real Estate Investment Corp.	359	1,485
Japan Tobacco, Inc.	321,400	8,296
JFE Holdings, Inc.	154,600	2,390
JSR Corp.	48,700	1,387
Kajima Corp.	115,900	1,930
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Japan – 22.0%continued
Kansai Electric Power (The) Co., Inc.	188,400	$2,495
Kao Corp.	124,400	5,112
Kawasaki Kisen Kaisha Ltd.	40,000	1,743
KDDI Corp.	399,700	12,690
KDX Realty Investment Corp.	1,132	1,290
Keisei Electric Railway Co. Ltd.	35,200	1,656
Keyence Corp.	51,956	22,775
Kikkoman Corp.	35,400	2,161
Kintetsu Group Holdings Co. Ltd.	48,800	1,545
Kirin Holdings Co. Ltd.	210,100	3,076
Kobe Bussan Co. Ltd.	39,800	1,175
Koei Tecmo Holdings Co. Ltd.	31,440	358
Koito Manufacturing Co. Ltd.	50,028	777
Komatsu Ltd.	246,600	6,424
Konami Group Corp.	27,300	1,424
Kose Corp.	8,200	613
Kubota Corp.	265,900	3,990
Kyocera Corp.	343,600	4,994
Kyowa Kirin Co. Ltd.	74,200	1,248
Lasertec Corp.	20,100	5,253
LY Corp.	751,200	2,656
M3, Inc.	117,500	1,935
Makita Corp.	59,800	1,645
Marubeni Corp.	381,600	6,004
MatsukiyoCocokara & Co.	93,900	1,660
Mazda Motor Corp.	154,800	1,642
McDonald's Holdings Co. Japan Ltd.	23,600	1,022
MEIJI Holdings Co. Ltd.	61,052	1,448
MINEBEA MITSUMI, Inc.	99,700	2,040
MISUMI Group, Inc.	78,000	1,316
Mitsubishi Chemical Group Corp.	347,600	2,124
Mitsubishi Corp.	921,900	14,684
Mitsubishi Electric Corp.	515,900	7,283
Mitsubishi Estate Co. Ltd.	309,500	4,252
Mitsubishi HC Capital, Inc.	207,900	1,394
Mitsubishi Heavy Industries Ltd.	84,600	4,923
Mitsubishi UFJ Financial Group, Inc.	3,053,595	26,278
Mitsui & Co. Ltd.	345,800	12,884
Mitsui Chemicals, Inc.	45,400	1,343
Mitsui Fudosan Co. Ltd.	237,000	5,793
Mitsui OSK Lines Ltd.	91,500	2,935
Mizuho Financial Group, Inc.	645,118	11,034
MonotaRO Co. Ltd.	62,900	685

EQUITY FUNDS    77    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Japan – 22.0%continued
MS&AD Insurance Group Holdings, Inc.	115,143	$4,519
Murata Manufacturing Co. Ltd.	460,073	9,716
NEC Corp.	65,800	3,883
Nexon Co. Ltd.	89,200	1,620
Nidec Corp.	111,200	4,532
Nintendo Co. Ltd.	278,000	14,527
Nippon Building Fund, Inc.	410	1,774
NIPPON EXPRESS HOLDINGS, Inc.	18,400	1,044
Nippon Paint Holdings Co. Ltd.	246,900	1,990
Nippon Prologis REIT, Inc.	596	1,147
Nippon Sanso Holdings Corp.	43,800	1,168
Nippon Steel Corp.	226,061	5,166
Nippon Telegraph & Telephone Corp.	7,988,100	9,753
Nippon Yusen K.K.	129,300	4,007
Nissan Chemical Corp.	32,300	1,257
Nissan Motor Co. Ltd.	611,600	2,387
Nissin Foods Holdings Co. Ltd.	51,300	1,789
Nitori Holdings Co. Ltd.	21,400	2,859
Nitto Denko Corp.	37,700	2,811
Nomura Holdings, Inc.	797,800	3,596
Nomura Real Estate Holdings, Inc.	27,800	729
Nomura Real Estate Master Fund, Inc.	1,149	1,342
Nomura Research Institute Ltd.	102,722	2,976
NTT Data Group Corp.	167,500	2,366
Obayashi Corp.	177,300	1,531
Obic Co. Ltd.	18,200	3,125
Odakyu Electric Railway Co. Ltd.	84,900	1,292
Oji Holdings Corp.	235,200	904
Olympus Corp.	320,300	4,622
Omron Corp.	47,800	2,220
Ono Pharmaceutical Co. Ltd.	105,900	1,892
Open House Group Co. Ltd.	22,200	656
Oracle Corp. Japan	9,600	740
Oriental Land Co. Ltd.	291,600	10,831
ORIX Corp.	320,000	5,996
Osaka Gas Co. Ltd.	102,400	2,137
Otsuka Corp.	31,000	1,275
Otsuka Holdings Co. Ltd.	111,515	4,174
Pan Pacific International Holdings Corp.	101,900	2,425
Panasonic Corp.	589,300	5,778
Rakuten Group, Inc.	397,700	1,767
Recruit Holdings Co. Ltd.	385,200	16,445
Renesas Electronics Corp.*	392,200	7,039
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Japan – 22.0%continued
Resona Holdings, Inc.	576,310	$2,919
Ricoh Co. Ltd.	149,800	1,148
Rohm Co. Ltd.	87,700	1,680
SBI Holdings, Inc.	66,960	1,502
SCSK Corp.	45,500	901
Secom Co. Ltd.	55,500	3,989
Seiko Epson Corp.	74,000	1,105
Sekisui Chemical Co. Ltd.	100,100	1,440
Sekisui House Ltd.	159,100	3,525
Seven & i Holdings Co. Ltd.	201,500	7,980
SG Holdings Co. Ltd.	87,200	1,249
Sharp Corp.*	84,800	603
Shimadzu Corp.	61,700	1,719
Shimano, Inc.	20,400	3,149
Shimizu Corp.	143,500	953
Shin-Etsu Chemical Co. Ltd.	486,900	20,346
Shionogi & Co. Ltd.	69,300	3,336
Shiseido Co. Ltd.	105,000	3,161
Shizuoka Financial Group, Inc.	123,300	1,043
SMC Corp.	15,200	8,129
SoftBank Corp.	769,300	9,588
SoftBank Group Corp.	274,700	12,137
Sompo Holdings, Inc.	79,145	3,865
Sony Group Corp.	337,000	31,932
Square Enix Holdings Co. Ltd.	23,500	842
Subaru Corp.	165,300	3,017
SUMCO Corp.	92,700	1,385
Sumitomo Chemical Co. Ltd.	368,000	896
Sumitomo Corp.	277,100	6,044
Sumitomo Electric Industries Ltd.	190,500	2,418
Sumitomo Metal Mining Co. Ltd.	65,500	1,965
Sumitomo Mitsui Financial Group, Inc.	339,842	16,554
Sumitomo Mitsui Trust Holdings, Inc.	174,438	3,345
Sumitomo Realty & Development Co. Ltd.	78,500	2,327
Suntory Beverage & Food Ltd.	37,700	1,242
Suzuki Motor Corp.	99,300	4,274
Sysmex Corp.	44,198	2,456
T&D Holdings, Inc.	131,200	2,082
Taisei Corp.	46,700	1,595
Takeda Pharmaceutical Co. Ltd.	422,666	12,134
TDK Corp.	103,800	4,921
Terumo Corp.	179,700	5,864
TIS, Inc.	58,000	1,275

NORTHERN FUNDS QUARTERLY REPORT     78    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Japan – 22.0%continued
Tobu Railway Co. Ltd.	50,900	$1,364
Toho Co. Ltd.	30,500	1,030
Tokio Marine Holdings, Inc.	482,500	12,046
Tokyo Electric Power Co. Holdings, Inc.*	426,000	2,224
Tokyo Electron Ltd.	126,100	22,414
Tokyo Gas Co. Ltd.	98,900	2,267
Tokyu Corp.	130,900	1,595
TOPPAN Holdings, Inc.	66,900	1,861
Toray Industries, Inc.	384,500	2,001
Tosoh Corp.	70,200	895
TOTO Ltd.	34,200	900
Toyota Industries Corp.	39,000	3,167
Toyota Motor Corp.	2,835,820	52,057
Toyota Tsusho Corp.	56,300	3,298
Trend Micro, Inc.	35,700	1,899
Unicharm Corp.	107,600	3,887
USS Co. Ltd.	56,800	1,140
West Japan Railway Co.	58,100	2,420
Yakult Honsha Co. Ltd.	70,600	1,583
Yamaha Corp.	33,300	768
Yamaha Motor Co. Ltd.	237,600	2,114
Yamato Holdings Co. Ltd.	69,500	1,283
Yaskawa Electric Corp.	63,400	2,635
Yokogawa Electric Corp.	61,500	1,168
Zensho Holdings Co. Ltd.	23,700	1,238
ZOZO, Inc.	37,000	831
		968,893
Jordan – 0.0%
Hikma Pharmaceuticals PLC	46,136	1,051
Luxembourg – 0.1%
ArcelorMittal S.A.	136,958	3,884
Eurofins Scientific S.E.	37,240	2,437
		6,321
Macau – 0.1%
Galaxy Entertainment Group Ltd.	577,148	3,226
Sands China Ltd.*	647,899	1,891
		5,117
Netherlands – 5.5%
ABN AMRO Bank N.V. - C.V.A.	129,669	1,948
Adyen N.V.*	5,795	7,470
Aegon Ltd.	420,829	2,440
Akzo Nobel N.V.	46,755	3,863
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Netherlands – 5.5%continued
Argenx S.E.*	15,750	$5,985
ASM International N.V.	12,495	6,507
ASML Holding N.V.	107,733	81,340
ASR Nederland N.V.	42,673	2,018
BE Semiconductor Industries N.V.	21,017	3,167
Euronext N.V.	23,431	2,035
EXOR N.V.	24,998	2,506
Heineken Holding N.V.	34,445	2,920
Heineken N.V.	76,637	7,797
IMCD N.V.	15,570	2,717
ING Groep N.V.	963,942	14,430
JDE Peet's N.V.	28,301	762
Koninklijke Ahold Delhaize N.V.	255,861	7,346
Koninklijke KPN N.V.	904,080	3,112
Koninklijke Philips N.V.*	209,394	4,890
NN Group N.V.	68,784	2,721
OCI N.V.	31,429	914
Randstad N.V.	30,011	1,881
Shell PLC	1,768,257	57,449
Universal Music Group N.V.	218,254	6,233
Wolters Kluwer N.V.	66,287	9,420
		241,871
New Zealand – 0.3%
Auckland International Airport Ltd.	324,200	1,802
Fisher & Paykel Healthcare Corp. Ltd.	152,721	2,280
Mercury NZ Ltd.	181,821	759
Meridian Energy Ltd.	336,212	1,178
Spark New Zealand Ltd.	528,543	1,731
Xero Ltd.*	39,294	2,995
		10,745
Norway – 0.6%
Aker BP ASA	80,649	2,344
DNB Bank ASA	253,278	5,381
Equinor ASA	239,874	7,599
Gjensidige Forsikring ASA	59,937	1,106
Kongsberg Gruppen ASA	24,750	1,133
Mowi ASA	119,383	2,137
Norsk Hydro ASA	340,394	2,290
Orkla ASA	200,960	1,558
Salmar ASA	19,696	1,102
Telenor ASA	162,801	1,870
		26,520

EQUITY FUNDS    79    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(3) *	882,815	$—
EDP - Energias de Portugal S.A.	832,295	4,205
Galp Energia SGPS S.A.	120,734	1,776
Jeronimo Martins SGPS S.A.	75,085	1,909
		7,890
Singapore – 1.5%
CapitaLand Ascendas REIT	940,692	2,154
CapitaLand Integrated Commercial Trust	1,438,716	2,238
CapitaLand Investment Ltd.	717,062	1,711
City Developments Ltd.	127,800	642
DBS Group Holdings Ltd.	482,605	12,193
Genting Singapore Ltd.	1,570,780	1,192
Grab Holdings Ltd., Class A*	510,028	1,719
Jardine Cycle & Carriage Ltd.	27,300	614
Keppel Corp. Ltd.	382,250	2,044
Mapletree Logistics Trust	983,455	1,293
Mapletree Pan Asia Commercial Trust	683,900	810
Oversea-Chinese Banking Corp. Ltd.	901,951	8,859
Sea Ltd. ADR*	97,559	3,951
Seatrium Ltd.*	12,063,224	1,077
Sembcorp Industries Ltd.	231,700	930
Singapore Airlines Ltd.	391,235	1,939
Singapore Exchange Ltd.	235,500	1,751
Singapore Technologies Engineering Ltd.	440,300	1,296
Singapore Telecommunications Ltd.	2,182,825	4,079
STMicroelectronics N.V.	185,017	9,283
United Overseas Bank Ltd.	342,149	7,364
UOL Group Ltd.	122,280	580
		67,719
South Africa – 0.2%
Anglo American PLC	338,219	8,487
South Korea – 0.0%
Delivery Hero S.E.*	46,850	1,294
Spain – 2.6%
Acciona S.A.	7,195	1,063
ACS Actividades de Construccion y Servicios S.A.	54,224	2,407
Aena S.M.E. S.A.	19,686	3,574
Amadeus IT Group S.A.	119,896	8,599
Banco Bilbao Vizcaya Argentaria S.A.	1,589,949	14,487
Banco Santander S.A.	4,313,238	18,005
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Spain – 2.6%continued
CaixaBank S.A.	1,097,031	$4,514
Cellnex Telecom S.A.*	149,907	5,923
Corp. ACCIONA Energias Renovables S.A.	19,010	591
EDP Renovaveis S.A.	78,147	1,609
Enagas S.A.	72,079	1,216
Endesa S.A.	86,581	1,765
Grifols S.A.*	79,441	1,361
Iberdrola S.A.	1,613,409	21,100
Industria de Diseno Textil S.A.	291,586	12,718
Naturgy Energy Group S.A.	36,989	1,103
Redeia Corp. S.A.	101,201	1,668
Repsol S.A.	337,867	5,011
Telefonica S.A.	1,312,202	5,153
		111,867
Sweden – 3.2%
Alfa Laval AB	79,274	3,181
Assa Abloy AB, Class B	264,649	7,624
Atlas Copco AB, Class A	725,395	12,491
Atlas Copco AB, Class B	408,348	6,054
Beijer Ref AB	99,176	1,329
Boliden AB	70,425	2,197
Epiroc AB, Class A	176,925	3,550
Epiroc AB, Class B	98,336	1,721
EQT AB	96,757	2,752
Essity AB, Class B	167,095	4,141
Evolution AB	48,613	5,818
Fastighets AB Balder, Class B*	166,288	1,188
Getinge AB, Class B	59,570	1,329
Hennes & Mauritz AB, Class B	171,229	3,005
Hexagon AB, Class B	550,070	6,627
Holmen AB, Class B	18,039	763
Husqvarna AB, Class B	88,459	729
Industrivarden AB, Class A	35,290	1,153
Industrivarden AB, Class C	40,743	1,329
Indutrade AB	76,366	1,993
Investment AB Latour, Class B	43,691	1,140
Investor AB, Class B	458,217	10,635
L E Lundbergforetagen AB, Class B	22,433	1,219
Lifco AB, Class B	62,523	1,537
Nibe Industrier AB, Class B	398,154	2,814
Saab AB, Class B	23,163	1,396
Sagax AB, Class B	51,523	1,413
Sandvik AB	279,125	6,041

NORTHERN FUNDS QUARTERLY REPORT     80    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Sweden – 3.2%continued
Securitas AB, Class B	141,031	$1,384
Skandinaviska Enskilda Banken AB, Class A	419,678	5,777
Skanska AB, Class B	97,142	1,757
SKF AB, Class B	92,471	1,847
Svenska Cellulosa AB S.C.A., Class B	168,216	2,521
Svenska Handelsbanken AB, Class A	386,955	4,200
Swedbank AB, Class A	225,450	4,555
Swedish Orphan Biovitrum AB*	50,700	1,343
Tele2 AB, Class B	155,872	1,340
Telefonaktiebolaget LM Ericsson, Class B	777,762	4,915
Telia Co. AB	660,738	1,685
Volvo AB, Class A	55,885	1,480
Volvo AB, Class B	398,403	10,357
Volvo Car AB, Class B*	176,529	571
		138,901
Switzerland – 6.3%
ABB Ltd. (Registered)	426,204	18,940
Adecco Group A.G. (Registered)	42,621	2,097
Alcon, Inc.	132,816	10,404
Avolta A.G.*	28,300	1,116
Bachem Holding A.G.	9,370	726
Baloise Holding A.G. (Registered)	12,252	1,921
Banque Cantonale Vaudoise (Registered)	8,446	1,090
Barry Callebaut A.G. (Registered)	997	1,685
BKW A.G.	5,956	1,060
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	246	2,955
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	29	3,517
Cie Financiere Richemont S.A., Class A (Registered)	139,163	19,195
Clariant A.G. (Registered)*	61,024	903
DSM-Firmenich A.G.	49,334	5,023
EMS-Chemie Holding A.G. (Registered)	1,925	1,559
Geberit A.G. (Registered)	8,823	5,671
Givaudan S.A. (Registered)	2,456	10,217
Helvetia Holding A.G. (Registered)	9,945	1,371
Julius Baer Group Ltd.	54,327	3,053
Kuehne + Nagel International A.G. (Registered)	14,318	4,936
Logitech International S.A. (Registered)	43,770	4,154
Lonza Group A.G. (Registered)	19,807	8,333
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Switzerland – 6.3%continued
Novartis A.G. (Registered)	547,535	$55,284
Partners Group Holding A.G.	6,143	8,881
Sandoz Group A.G.*	112,341	3,624
Schindler Holding A.G. (Participation Certificate)	11,243	2,814
Schindler Holding A.G. (Registered)	6,375	1,513
SGS S.A. (Registered)	41,293	3,566
SIG Group A.G.*	81,864	1,884
Sika A.G. (Registered)	40,529	13,242
Sonova Holding A.G. (Registered)	13,397	4,381
Straumann Holding A.G. (Registered)	30,612	4,952
Swatch Group (The) A.G. (Bearer)	7,761	2,116
Swatch Group (The) A.G. (Registered)	12,980	681
Swiss Life Holding A.G. (Registered)	7,766	5,399
Swiss Prime Site A.G. (Registered)	20,924	2,239
Swisscom A.G. (Registered)	6,742	4,057
Temenos A.G. (Registered)	17,485	1,632
UBS Group A.G. (Registered)	877,841	27,265
VAT Group A.G.	7,451	3,739
Zurich Insurance Group A.G.	39,149	20,467
		277,662
United Kingdom – 10.8%
3i Group PLC	259,477	7,987
abrdn PLC	540,002	1,227
Admiral Group PLC	72,263	2,469
Ashtead Group PLC	116,175	8,050
Associated British Foods PLC	95,876	2,890
AstraZeneca PLC	414,087	55,771
Auto Trader Group PLC(2)	250,806	2,303
Aviva PLC	713,392	3,946
BAE Systems PLC	811,560	11,482
Barclays PLC	4,008,239	7,807
Barratt Developments PLC	266,036	1,903
Berkeley Group Holdings PLC	28,723	1,711
BP PLC	4,555,958	26,924
British American Tobacco PLC	566,231	16,524
BT Group PLC	1,759,148	2,763
Bunzl PLC	93,526	3,796
Burberry Group PLC	95,047	1,726
Centrica PLC	1,530,383	2,738
CK Hutchison Holdings Ltd.	713,638	3,841
Coca-Cola Europacific Partners PLC	56,718	3,785
Compass Group PLC	456,713	12,480
Croda International PLC	37,662	2,420

EQUITY FUNDS    81    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
United Kingdom – 10.8%continued
DCC PLC	27,447	$2,014
Diageo PLC	599,918	21,786
Entain PLC	166,013	2,097
Halma PLC	101,354	2,945
Hargreaves Lansdown PLC	93,117	868
HSBC Holdings PLC	5,206,313	42,052
Imperial Brands PLC	225,770	5,188
Informa PLC	379,521	3,768
InterContinental Hotels Group PLC	43,813	3,957
Intertek Group PLC	44,747	2,416
J Sainsbury PLC	452,361	1,741
JD Sports Fashion PLC	705,144	1,490
Kingfisher PLC	485,289	1,502
Land Securities Group PLC	194,068	1,737
Legal & General Group PLC	1,576,121	5,026
Lloyds Banking Group PLC	16,867,920	10,214
London Stock Exchange Group PLC	110,976	13,119
M&G PLC	605,565	1,712
Melrose Industries PLC	370,230	2,675
National Grid PLC	983,646	13,282
NatWest Group PLC	1,527,742	4,264
Next PLC	31,909	3,294
Ocado Group PLC*	159,465	1,532
Pearson PLC	176,835	2,171
Persimmon PLC	82,777	1,460
Phoenix Group Holdings PLC	215,294	1,463
Reckitt Benckiser Group PLC	191,453	13,208
RELX PLC	503,936	19,986
Rentokil Initial PLC	668,884	3,799
Rolls-Royce Holdings PLC*	2,246,820	8,557
Sage Group (The) PLC	272,927	4,072
Schroders PLC	218,976	1,195
Segro PLC	300,233	3,379
Severn Trent PLC	70,641	2,323
Smith & Nephew PLC	241,027	3,300
Smiths Group PLC	95,141	2,135
Spirax-Sarco Engineering PLC	19,811	2,647
SSE PLC	295,761	6,977
St. James's Place PLC	151,450	1,315
Standard Chartered PLC	622,304	5,264
Taylor Wimpey PLC	941,616	1,760
Tesco PLC	1,887,316	6,981
Unilever PLC	668,384	32,339
United Utilities Group PLC	183,065	2,467
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
United Kingdom – 10.8%continued
Vodafone Group PLC	6,084,322	$5,285
Whitbread PLC	52,678	2,447
Wise PLC, Class A*	165,001	1,832
WPP PLC	284,344	2,703
		472,287
United States – 7.4%
CRH PLC	188,708	13,004
CSL Ltd.	128,667	25,085
CyberArk Software Ltd.*	11,069	2,425
Experian PLC	244,698	9,972
Ferrovial S.E.	136,950	4,999
GSK PLC	1,094,001	20,208
Haleon PLC	1,470,979	6,022
Holcim A.G.*	138,752	10,896
James Hardie Industries PLC - CDI*	116,486	4,496
Monday.com Ltd.*	6,962	1,308
Nestle S.A. (Registered)	713,686	82,600
QIAGEN N.V.*	63,064	2,744
Roche Holding A.G. (Bearer)	8,813	2,739
Roche Holding A.G. (Genusschein)	187,433	54,324
Sanofi S.A.	304,145	30,153
Schneider Electric S.E.	145,222	29,240
Stellantis N.V.	590,963	13,840
Swiss Re A.G.	80,311	9,033
Tenaris S.A.	130,622	2,271
		325,359
Total Common Stocks
(Cost $2,554,910)		4,302,386

PREFERRED STOCKS – 0.5% (1)
Germany – 0.5%
Bayerische Motoren Werke A.G., 9.80%(4)	15,732	1,563
Dr. Ing hc F Porsche A.G., 1.20%(4)	31,153	2,747
Henkel A.G. & Co. KGaA, 2.57%(4)	45,816	3,685
Porsche Automobil Holding S.E., 5.70%(4)	41,009	2,097
Sartorius A.G., 0.49%(4)	7,210	2,653
Volkswagen A.G., 8.25%(4)	54,581	6,737
		19,482
Total Preferred Stocks
(Cost $15,731)		19,482

NORTHERN FUNDS QUARTERLY REPORT     82    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
iShares Core MSCI EAFE ETF	356,000	$25,045
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(5) (6)	16,382,375	16,382
Total Investment Companies
(Cost $38,935)		41,427

Total Investments – 99.3%
(Cost $2,609,576)		4,363,295
Other Assets less Liabilities – 0.7%		31,903
Net Assets – 100.0%		$4,395,198

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	1,481	Australian Dollar	2,200	3/20/24	$22
Citibank	United States Dollar	5,311	British Pound	4,170	3/20/24	7
Citibank	United States Dollar	2,635	Euro	2,400	3/20/24	24
Morgan Stanley	United States Dollar	2,207	Euro	2,000	3/20/24	8
Toronto-Dominion Bank	United States Dollar	9,985	Japanese Yen	1,394,610	3/21/24	33
Subtotal Appreciation						94
Bank of Montreal	Euro	2,200	United States Dollar	2,431	3/20/24	(6)
Bank of Montreal	Japanese Yen	188,000	United States Dollar	1,337	3/21/24	(14)
Citibank	Swiss Franc	2,000	United States Dollar	2,323	3/20/24	(75)
Morgan Stanley	British Pound	1,000	United States Dollar	1,272	3/20/24	(3)
Subtotal Depreciation						(98)
Total						$(4)
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	401	$20,111	Long	3/24	$(85)
FTSE 100 Index (British Pound)	100	9,887	Long	3/24	228
Hang Seng Index (Hong Kong Dollar)	8	877	Long	1/24	27
SPI 200 Index (Australian Dollar)	40	5,169	Long	3/24	115
Topix Index (Japanese Yen)	70	11,746	Long	3/24	101
Total					$386

EQUITY FUNDS    83    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	32.8%
Japanese Yen	22.0
British Pound	14.5
Swiss Franc	9.8
Australian Dollar	7.5
All other currencies less than 5%	12.7
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Belgium	$2,111	$32,679	$—	$34,790
Hong Kong	792	86,202	—	86,994
Ireland	4,071	14,435	—	18,506
Israel	26,134	—	—	26,134
Singapore	5,670	62,049	—	67,719
United Kingdom	3,785	468,502	—	472,287
United States	3,733	321,626	—	325,359
All Other Countries(1)	—	3,270,597	—	3,270,597
Total Common Stocks	46,296	4,256,090	—	4,302,386
Preferred Stocks	—	19,482	—	19,482
Investment Companies	41,427	—	—	41,427
Total Investments	$87,723	$4,275,572	$—	$4,363,295
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$94	$—	$94
Futures Contracts	471	—	—	471
Liabilities
Forward Foreign Currency Exchange Contracts	—	(98)	—	(98)
Futures Contracts	(85)	—	—	(85)
Total Other Financial Instruments	$386	$(4)	$—	$382

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,457	$335,164	$325,239	$365	$16,382	$16,382,375
NORTHERN FUNDS QUARTERLY REPORT     84    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 0.8%
General Dynamics Corp.	2,840	$737
Lockheed Martin Corp.	3,196	1,449
		2,186
Air Freight & Logistics – 1.0%
Expeditors International of Washington, Inc.	13,682	1,741
United Parcel Service, Inc., Class B	4,505	708
		2,449
Automobiles – 1.2%
Tesla, Inc.*	12,198	3,031
Thor Industries, Inc.	119	14
		3,045
Banks – 3.2%
Bank of America Corp.	40,409	1,361
Bank OZK	12,060	601
Citigroup, Inc.	35,504	1,826
JPMorgan Chase & Co.	25,107	4,271
Wells Fargo & Co.	1,222	60
		8,119
Beverages – 0.8%
Coca-Cola (The) Co.	24,786	1,461
PepsiCo, Inc.	3,864	656
		2,117
Biotechnology – 2.1%
AbbVie, Inc.	3,006	466
Amgen, Inc.	9,305	2,680
Gilead Sciences, Inc.	22,954	1,859
Vertex Pharmaceuticals, Inc.*	1,270	517
		5,522
Broadline Retail – 3.6%
Amazon.com, Inc.*	51,813	7,872
eBay, Inc.	30,342	1,324
		9,196
Capital Markets – 2.8%
Bank of New York Mellon (The) Corp.	39,411	2,051
Goldman Sachs Group (The), Inc.	6,369	2,457
Janus Henderson Group PLC	20,004	603
Jefferies Financial Group, Inc.	35,085	1,418
Robinhood Markets, Inc., Class A*	10,001	127
State Street Corp.	6,629	514
		7,170
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Chemicals – 1.1%
CF Industries Holdings, Inc.	8,617	$685
LyondellBasell Industries N.V., Class A	17,288	1,644
Mosaic (The) Co.	856	31
Olin Corp.	9,073	489
		2,849
Communications Equipment – 1.0%
Cisco Systems, Inc.	53,257	2,690
Construction Materials – 0.1%
Eagle Materials, Inc.	1,094	222
Consumer Finance – 0.4%
Capital One Financial Corp.	3,046	400
SLM Corp.	24,912	476
Synchrony Financial	5,705	218
		1,094
Consumer Staples Distribution & Retail – 1.4%
Albertsons Cos., Inc., Class A	1,912	44
Costco Wholesale Corp.	33	22
Kroger (The) Co.	36,474	1,667
Walmart, Inc.	11,310	1,783
		3,516
Diversified Consumer Services – 0.5%
H&R Block, Inc.	26,016	1,258
Electric Utilities – 1.7%
Constellation Energy Corp.	11,520	1,347
Edison International	839	60
Entergy Corp.	194	20
Exelon Corp.	34,563	1,241
FirstEnergy Corp.	18,666	684
IDACORP, Inc.	3,908	384
NRG Energy, Inc.	9,759	504
OGE Energy Corp.	1,825	64
		4,304
Electrical Equipment – 0.2%
Acuity Brands, Inc.	3,093	633
Electronic Equipment, Instruments & Components – 0.6%
CDW Corp.	1,645	374
Jabil, Inc.	4,516	575
Vontier Corp.	13,760	476
		1,425
Entertainment – 0.6%
Electronic Arts, Inc.	371	51

EQUITY FUNDS    85    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Entertainment – 0.6%continued
Netflix, Inc.*	1,180	$575
Playtika Holding Corp.*	113,692	991
		1,617
Financial Services – 4.1%
Berkshire Hathaway, Inc., Class B*	12,285	4,382
Fidelity National Information Services, Inc.	22,812	1,370
Fiserv, Inc.*	3,451	458
Mastercard, Inc., Class A	1,568	669
MGIC Investment Corp.	89,216	1,721
PayPal Holdings, Inc.*	4,935	303
Visa, Inc., Class A	6,200	1,614
		10,517
Food Products – 1.2%
Archer-Daniels-Midland Co.	17,195	1,242
General Mills, Inc.	20,025	1,304
Kellanova	9,447	528
WK Kellogg Co.	2,396	32
		3,106
Ground Transportation – 0.6%
Landstar System, Inc.	7,918	1,533
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	24,897	2,740
GE HealthCare Technologies, Inc.	24,471	1,892
Hologic, Inc.*	2,051	146
IDEXX Laboratories, Inc.*	1,423	790
Intuitive Surgical, Inc.*	823	278
Stryker Corp.	5,385	1,613
		7,459
Health Care Providers & Services – 3.6%
Cardinal Health, Inc.	2,946	297
Cencora, Inc.	4,687	963
Cigna Group (The)	4,565	1,367
DaVita, Inc.*	3,906	409
Elevance Health, Inc.	251	119
HCA Healthcare, Inc.	2,277	616
Humana, Inc.	2,482	1,136
McKesson Corp.	4,464	2,067
UnitedHealth Group, Inc.	4,126	2,172
		9,146
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	79,415	1,546
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Hotels, Restaurants & Leisure – 1.4%
Booking Holdings, Inc.*	644	$2,284
Expedia Group, Inc.*	7,312	1,110
McDonald's Corp.	978	290
		3,684
Household Durables – 1.2%
NVR, Inc.*	267	1,869
PulteGroup, Inc.	4,596	475
Toll Brothers, Inc.	8,097	832
		3,176
Household Products – 1.5%
Kimberly-Clark Corp.	13,726	1,668
Procter & Gamble (The) Co.	14,385	2,108
		3,776
Industrial Conglomerates – 1.3%
3M Co.	6,040	660
General Electric Co.	20,319	2,594
		3,254
Insurance – 2.1%
Aflac, Inc.	24,231	1,999
American International Group, Inc.	1,823	124
Assured Guaranty Ltd.	17,553	1,313
Brighthouse Financial, Inc.*	27,747	1,468
Old Republic International Corp.	431	13
Unum Group	10,055	455
		5,372
Interactive Media & Services – 6.5%
Alphabet, Inc., Class A*	82,295	11,496
Meta Platforms, Inc., Class A*	14,968	5,298
		16,794
IT Services – 1.7%
Accenture PLC, Class A	6,977	2,448
Amdocs Ltd.	13,771	1,210
Cognizant Technology Solutions Corp., Class A	5,610	424
Kyndryl Holdings, Inc.*	8,282	172
		4,254
Leisure Products – 0.0%
Polaris, Inc.	1,334	126
Life Sciences Tools & Services – 0.9%
Medpace Holdings, Inc.*	4,361	1,337

NORTHERN FUNDS QUARTERLY REPORT     86    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Life Sciences Tools & Services – 0.9%continued
Mettler-Toledo International, Inc.*	757	$918
West Pharmaceutical Services, Inc.	174	61
		2,316
Machinery – 2.3%
Allison Transmission Holdings, Inc.	25,580	1,487
Caterpillar, Inc.	8,847	2,616
Snap-on, Inc.	6,024	1,740
		5,843
Media – 1.4%
Comcast Corp., Class A	42,915	1,882
Fox Corp., Class A	25,070	744
Omnicom Group, Inc.	10,807	935
		3,561
Metals & Mining – 1.1%
Nucor Corp.	9,825	1,710
Reliance Steel & Aluminum Co.	610	170
Steel Dynamics, Inc.	8,752	1,034
		2,914
Mortgage Real Estate Investment Trusts – 0.4%
Rithm Capital Corp.	97,043	1,036
Multi-Utilities – 0.7%
Ameren Corp.	1,979	143
Consolidated Edison, Inc.	8,016	729
Public Service Enterprise Group, Inc.	13,383	819
		1,691
Oil, Gas & Consumable Fuels – 4.0%
Chevron Corp.	3,584	535
Coterra Energy, Inc.	3,152	80
EQT Corp.	20,531	794
Exxon Mobil Corp.	35,357	3,535
HF Sinclair Corp.	4,044	225
Marathon Petroleum Corp.	13,293	1,972
Occidental Petroleum Corp.	5,938	355
Phillips 66	6,341	844
Valero Energy Corp.	14,027	1,823
		10,163
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	31,840	1,634
Eli Lilly & Co.	2,297	1,339
Johnson & Johnson	25,823	4,047
Merck & Co., Inc.	15,843	1,727
		8,747
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Professional Services – 1.1%
Automatic Data Processing, Inc.	5,268	$1,227
Genpact Ltd.	3,473	121
Robert Half, Inc.	10,796	949
Science Applications International Corp.	4,432	551
		2,848
Real Estate Management & Development – 0.3%
CBRE Group, Inc., Class A*	8,431	785
Retail Real Estate Investment Trusts – 0.8%
Simon Property Group, Inc.	14,932	2,130
Semiconductors & Semiconductor Equipment – 8.1%
Analog Devices, Inc.	2,648	526
Applied Materials, Inc.	15,644	2,535
Broadcom, Inc.	4,394	4,905
KLA Corp.	3,943	2,292
Lam Research Corp.	3,093	2,423
Microchip Technology, Inc.	21,069	1,900
NVIDIA Corp.	12,591	6,235
		20,816
Software – 9.8%
Adobe, Inc.*	5,322	3,175
AppLovin Corp., Class A*	4,491	179
Fair Isaac Corp.*	440	512
Fortinet, Inc.*	4,052	237
Intuit, Inc.	921	576
Microsoft Corp.	52,160	19,614
Oracle Corp.	8,701	918
		25,211
Specialized Real Estate Investment Trusts – 0.9%
Public Storage	1,893	577
Weyerhaeuser Co.	50,172	1,745
		2,322
Specialty Retail – 2.2%
AutoZone, Inc.*	477	1,233
Home Depot (The), Inc.	6,584	2,282
Lowe's Cos., Inc.	2,813	626
Murphy U.S.A., Inc.	1,300	463
O'Reilly Automotive, Inc.*	85	81
Williams-Sonoma, Inc.	5,241	1,058
		5,743
Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	102,867	19,805

EQUITY FUNDS    87    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Textiles, Apparel & Luxury Goods – 0.7%
Tapestry, Inc.	46,837	$1,724
Tobacco – 0.7%
Altria Group, Inc.	42,825	1,727
Trading Companies & Distributors – 1.0%
Core & Main, Inc., Class A*	5,081	205
MSC Industrial Direct Co., Inc., Class A	13,156	1,332
W.W. Grainger, Inc.	1,275	1,057
		2,594
Total Common Stocks
(Cost $156,792)		255,131

INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(1) (2)	1,456,079	1,456
Total Investment Companies
(Cost $1,456)		1,456

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.29%, 4/11/24(3) (4)	$75	$74
Total Short-Term Investments
(Cost $74)		74

Total Investments – 99.9%
(Cost $158,322)		256,661
Other Assets less Liabilities – 0.1%		148
NET ASSETS – 100.0%		$256,809

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	6	$1,446	Long	3/24	$48
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.3%
Investment Companies	0.6%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$255,131	$—	$—	$255,131
Investment Companies	1,456	—	—	1,456
Short-Term Investments	—	74	—	74
Total Investments	$256,587	$74	$—	$256,661
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$48	$—	$—	$48

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     88    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued	December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,908	$34,200	$34,652	$60	$1,456	$1,456,079
EQUITY FUNDS    89    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LARGE CAP VALUE FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%
Aerospace & Defense – 1.3%
Curtiss-Wright Corp.	1,430	$319
General Dynamics Corp.	1,798	467
		786
Banks – 5.8%
Bank of America Corp.	11,086	373
Citigroup, Inc.	14,581	750
Comerica, Inc.	12	1
East West Bancorp, Inc.	4,721	340
First Hawaiian, Inc.	10,339	236
JPMorgan Chase & Co.	9,023	1,535
Truist Financial Corp.	2,132	79
Wells Fargo & Co.	4,314	212
		3,526
Beverages – 0.8%
Boston Beer (The) Co., Inc., Class A*	841	290
Molson Coors Beverage Co., Class B	2,741	168
		458
Biotechnology – 3.3%
Gilead Sciences, Inc.	11,218	909
Regeneron Pharmaceuticals, Inc.*	832	731
Vertex Pharmaceuticals, Inc.*	869	353
		1,993
Broadline Retail – 0.6%
eBay, Inc.	8,294	362
Capital Markets – 4.4%
Bank of New York Mellon (The) Corp.	11,534	600
Goldman Sachs Group (The), Inc.	788	304
Invesco Ltd.	9,680	173
Jefferies Financial Group, Inc.	8,686	351
Morgan Stanley	7,670	715
State Street Corp.	4,980	386
Virtu Financial, Inc., Class A	7,358	149
		2,678
Chemicals – 2.3%
CF Industries Holdings, Inc.	4,289	341
Huntsman Corp.	6,142	154
LyondellBasell Industries N.V., Class A	3,826	364
Mosaic (The) Co.	4,392	157
Olin Corp.	6,375	344
		1,360
Commercial Services & Supplies – 0.1%
Republic Services, Inc.	217	36
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Communications Equipment – 2.5%
Cisco Systems, Inc.	23,888	$1,207
F5, Inc.*	1,738	311
		1,518
Construction & Engineering – 0.9%
EMCOR Group, Inc.	1,374	296
Valmont Industries, Inc.	1,025	239
		535
Consumer Finance – 0.9%
Ally Financial, Inc.	509	18
Capital One Financial Corp.	571	75
SLM Corp.	15,495	296
Synchrony Financial	4,220	161
		550
Consumer Staples Distribution & Retail – 1.1%
Kroger (The) Co.	9,651	441
Walmart, Inc.	1,529	241
		682
Diversified Real Estate Investment Trusts – 0.6%
WP Carey, Inc.	5,389	349
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	24,679	414
Electric Utilities – 4.2%
Duke Energy Corp.	5,379	522
Edison International	5,368	384
Entergy Corp.	2,012	204
Evergy, Inc.	5,116	267
Exelon Corp.	10,137	364
OGE Energy Corp.	8,654	302
Pinnacle West Capital Corp.	2,244	161
PPL Corp.	12,917	350
		2,554
Electrical Equipment – 0.6%
Acuity Brands, Inc.	1,636	335
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	4,253	422
Keysight Technologies, Inc.*	50	8
Vontier Corp.	1,890	65
		495
Entertainment – 0.4%
Walt Disney (The) Co.	2,452	221
Financial Services – 3.7%
Berkshire Hathaway, Inc., Class B*	3,081	1,099

NORTHERN FUNDS QUARTERLY REPORT     90    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Financial Services – 3.7%continued
Corebridge Financial, Inc.	14,120	$306
Fidelity National Information Services, Inc.	8,755	526
MGIC Investment Corp.	16,835	324
		2,255
Food Products – 3.0%
Archer-Daniels-Midland Co.	3,949	285
Campbell Soup Co.	7,464	323
General Mills, Inc.	8,622	561
J.M. Smucker (The) Co.	2,246	284
Kellanova	6,133	343
		1,796
Ground Transportation – 0.7%
Norfolk Southern Corp.	1,681	397
Health Care Equipment & Supplies – 1.2%
Medtronic PLC	8,868	731
Health Care Providers & Services – 4.6%
Centene Corp.*	8,002	594
Cigna Group (The)	2,768	829
CVS Health Corp.	3,437	271
Elevance Health, Inc.	1,518	716
Laboratory Corp. of America Holdings	1,586	360
		2,770
Health Care Real Estate Investment Trusts – 0.3%
Healthpeak Properties, Inc.	10,021	198
Hotel & Resort Real Estate Investment Trusts – 0.6%
Host Hotels & Resorts, Inc.	18,250	355
Hotels, Restaurants & Leisure – 3.6%
Airbnb, Inc., Class A*	1,523	208
Booking Holdings, Inc.*	90	319
Domino's Pizza, Inc.	670	276
Expedia Group, Inc.*	1,159	176
McDonald's Corp.	2,189	649
Starbucks Corp.	2,752	264
Yum! Brands, Inc.	2,241	293
		2,185
Household Durables – 0.8%
NVR, Inc.*	51	357
PulteGroup, Inc.	1,452	150
		507
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Household Products – 1.2%
Procter & Gamble (The) Co.	2,864	$420
Reynolds Consumer Products, Inc.	10,969	294
		714
Industrial Conglomerates – 1.7%
General Electric Co.	7,903	1,009
Insurance – 6.3%
American International Group, Inc.	10,705	725
Assurant, Inc.	1,078	182
Assured Guaranty Ltd.	4,292	321
Brighthouse Financial, Inc.*	5,085	269
Cincinnati Financial Corp.	1,690	175
First American Financial Corp.	5,094	328
Loews Corp.	4,618	321
MetLife, Inc.	9,094	602
Old Republic International Corp.	10,463	308
Prudential Financial, Inc.	5,428	563
		3,794
Interactive Media & Services – 0.3%
TripAdvisor, Inc.*	7,752	167
IT Services – 2.3%
Accenture PLC, Class A	847	297
Amdocs Ltd.	3,305	291
Cognizant Technology Solutions Corp., Class A	5,723	432
International Business Machines Corp.	2,326	380
		1,400
Life Sciences Tools & Services – 2.1%
Avantor, Inc.*	3,470	79
Danaher Corp.	4,508	1,043
Thermo Fisher Scientific, Inc.	212	113
		1,235
Machinery – 4.4%
AGCO Corp.	1,295	157
Allison Transmission Holdings, Inc.	5,451	317
Crane Co.	1,422	168
Cummins, Inc.	2,097	502
Dover Corp.	2,438	375
Gates Industrial Corp. PLC*	7,485	101
ITT, Inc.	2,814	336
PACCAR, Inc.	3,791	370
Snap-on, Inc.	1,182	341
		2,667

EQUITY FUNDS    91    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Media – 3.5%
Comcast Corp., Class A	25,492	$1,118
Fox Corp., Class A	9,743	289
Interpublic Group of (The) Cos., Inc.	4,147	135
New York Times (The) Co., Class A	6,621	324
Nexstar Media Group, Inc.	1,706	268
		2,134
Metals & Mining – 2.2%
Nucor Corp.	3,724	648
Reliance Steel & Aluminum Co.	1,189	332
Steel Dynamics, Inc.	2,918	345
		1,325
Mortgage Real Estate Investment Trusts – 1.0%
Rithm Capital Corp.	26,422	282
Starwood Property Trust, Inc.	15,190	320
		602
Multi-Utilities – 1.3%
Consolidated Edison, Inc.	4,133	376
Dominion Energy, Inc.	8,478	398
		774
Oil, Gas & Consumable Fuels – 7.8%
Chevron Corp.	7,372	1,100
Coterra Energy, Inc.	64	2
Exxon Mobil Corp.	17,348	1,734
HF Sinclair Corp.	855	48
Marathon Petroleum Corp.	4,996	741
Occidental Petroleum Corp.	4,908	293
Phillips 66	888	118
Valero Energy Corp.	5,208	677
		4,713
Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	17,713	909
Jazz Pharmaceuticals PLC*	2,062	254
Johnson & Johnson	4,339	680
Merck & Co., Inc.	1,968	215
Pfizer, Inc.	7,377	212
Royalty Pharma PLC, Class A	11,476	322
		2,592
Professional Services – 1.9%
Genpact Ltd.	8,813	306
Leidos Holdings, Inc.	1,722	186
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%continued
Professional Services – 1.9%continued
Science Applications International Corp.	2,578	$321
SS&C Technologies Holdings, Inc.	5,676	347
		1,160
Residential Real Estate Investment Trusts – 1.8%
Apartment Income REIT Corp.	9,689	337
Camden Property Trust	3,496	347
Equity Residential	6,088	372
		1,056
Retail Real Estate Investment Trusts – 0.5%
NNN REIT, Inc.	7,579	327
Semiconductors & Semiconductor Equipment – 3.7%
Analog Devices, Inc.	1,189	236
Applied Materials, Inc.	2,170	352
Cirrus Logic, Inc.*	531	44
Microchip Technology, Inc.	3,901	352
Qorvo, Inc.*	1,635	184
QUALCOMM, Inc.	2,620	379
Skyworks Solutions, Inc.	3,448	387
Teradyne, Inc.	2,700	293
		2,227
Software – 1.1%
ANSYS, Inc.*	905	329
Dolby Laboratories, Inc., Class A	2,688	232
Roper Technologies, Inc.	186	101
		662
Specialized Real Estate Investment Trusts – 0.1%
EPR Properties	1,698	82
Specialty Retail – 0.5%
Best Buy Co., Inc.	3,571	280
Textiles, Apparel & Luxury Goods – 0.4%
Tapestry, Inc.	7,117	262
Trading Companies & Distributors – 1.1%
Core & Main, Inc., Class A*	8,411	340
MSC Industrial Direct Co., Inc., Class A	2,988	303
		643
Total Common Stocks
(Cost $54,176)		59,871

NORTHERN FUNDS QUARTERLY REPORT     92    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(1) (2)	402,577	$402
Total Investment Companies
(Cost $402)		402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.29%, 4/11/24(3) (4)	$35	$35
Total Short-Term Investments
(Cost $35)		35

Total Investments – 100.0%
(Cost $54,613)		60,308
Liabilities less Other Assets – (0.0%)		(16)
NET ASSETS – 100.0%		$60,292

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Micro E-Mini S&P 500 Index	18	$434	Long	3/24	$14
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.3%
Investment Companies	0.7%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$59,871	$—	$—	$59,871
Investment Companies	402	—	—	402
Short-Term Investments	—	35	—	35
Total Investments	$60,273	$35	$—	$60,308
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$14	$—	$—	$14

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    93    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$314	$4,772	$4,684	$19	$402	$402,577
NORTHERN FUNDS QUARTERLY REPORT     94    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6%
Aerospace & Defense – 1.2%
BWX Technologies, Inc.	68,044	$5,221
Curtiss-Wright Corp.	28,580	6,367
Hexcel Corp.	62,909	4,640
Woodward, Inc.	45,158	6,147
		22,375
Air Freight & Logistics – 0.3%
GXO Logistics, Inc.*	88,929	5,439
Automobile Components – 1.5%
Adient PLC*	69,491	2,527
Autoliv, Inc.	55,975	6,168
Fox Factory Holding Corp.*	31,415	2,120
Gentex Corp.	174,366	5,695
Goodyear Tire & Rubber (The) Co.*	210,573	3,015
Lear Corp.	43,357	6,122
Visteon Corp.*	20,639	2,578
		28,225
Automobiles – 0.4%
Harley-Davidson, Inc.	94,882	3,495
Thor Industries, Inc.	39,845	4,712
		8,207
Banks – 5.6%
Associated Banc-Corp	110,228	2,358
Bank OZK	78,210	3,897
Cadence Bank	135,794	4,018
Columbia Banking System, Inc.	155,066	4,137
Commerce Bancshares, Inc.	88,815	4,744
Cullen/Frost Bankers, Inc.	47,644	5,169
East West Bancorp, Inc.	105,290	7,576
First Financial Bankshares, Inc.	95,367	2,890
First Horizon Corp.	417,675	5,914
FNB Corp.	266,665	3,672
Glacier Bancorp, Inc.	82,385	3,404
Hancock Whitney Corp.	64,522	3,135
Home BancShares, Inc.	139,431	3,532
International Bancshares Corp.	40,049	2,176
New York Community Bancorp, Inc.	537,550	5,499
Old National Bancorp	217,468	3,673
Pinnacle Financial Partners, Inc.	57,410	5,007
Prosperity Bancshares, Inc.	69,699	4,721
SouthState Corp.	56,884	4,804
Synovus Financial Corp.	109,040	4,105
Texas Capital Bancshares, Inc.*	35,609	2,301
UMB Financial Corp.	32,417	2,708
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Banks – 5.6%continued
United Bankshares, Inc.	100,288	$3,766
Valley National Bancorp	316,859	3,441
Webster Financial Corp.	128,048	6,500
Wintrust Financial Corp.	45,811	4,249
		107,396
Beverages – 0.6%
Boston Beer (The) Co., Inc., Class A*	6,981	2,413
Celsius Holdings, Inc.*	110,332	6,015
Coca-Cola Consolidated, Inc.	3,510	3,259
		11,687
Biotechnology – 1.5%
Arrowhead Pharmaceuticals, Inc.*	79,516	2,433
Exelixis, Inc.*	231,375	5,551
Halozyme Therapeutics, Inc.*	98,165	3,628
Neurocrine Biosciences, Inc.*	73,176	9,642
United Therapeutics Corp.*	35,064	7,710
		28,964
Broadline Retail – 0.5%
Macy's, Inc.	203,426	4,093
Nordstrom, Inc.	71,641	1,322
Ollie's Bargain Outlet Holdings, Inc.*	45,840	3,479
		8,894
Building Products – 3.4%
Advanced Drainage Systems, Inc.	51,224	7,204
Carlisle Cos., Inc.	36,350	11,357
Fortune Brands Innovations, Inc.	94,214	7,173
Lennox International, Inc.	23,885	10,689
Owens Corning	66,373	9,839
Simpson Manufacturing Co., Inc.	31,892	6,314
Trex Co., Inc.*	81,150	6,718
UFP Industries, Inc.	46,205	5,801
		65,095
Capital Markets – 2.7%
Affiliated Managers Group, Inc.	25,302	3,831
Carlyle Group (The), Inc.	161,775	6,582
Evercore, Inc., Class A	25,926	4,435
Federated Hermes, Inc.	64,711	2,191
Houlihan Lokey, Inc.	38,385	4,603
Interactive Brokers Group, Inc., Class A	79,653	6,603
Janus Henderson Group PLC	98,401	2,967
Jefferies Financial Group, Inc.	125,878	5,087
Morningstar, Inc.	19,472	5,574

EQUITY FUNDS    95    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Capital Markets – 2.7%continued
SEI Investments Co.	74,793	$4,753
Stifel Financial Corp.	76,261	5,273
		51,899
Chemicals – 2.4%
Ashland, Inc.	38,060	3,209
Avient Corp.	67,673	2,813
Axalta Coating Systems Ltd.*	164,527	5,589
Cabot Corp.	41,355	3,453
Chemours (The) Co.	111,115	3,504
Livent Corp.*	133,868	2,407
NewMarket Corp.	5,173	2,823
Olin Corp.	91,639	4,944
RPM International, Inc.	96,198	10,739
Scotts Miracle-Gro (The) Co.	30,788	1,963
Westlake Corp.	23,985	3,357
		44,801
Commercial Services & Supplies – 1.3%
Brink's (The) Co.	33,450	2,942
Clean Harbors, Inc.*	37,633	6,567
MSA Safety, Inc.	27,638	4,666
Stericycle, Inc.*	68,741	3,407
Tetra Tech, Inc.	39,791	6,642
		24,224
Communications Equipment – 0.5%
Calix, Inc.*	43,415	1,897
Ciena Corp.*	110,562	4,977
Lumentum Holdings, Inc.*	49,721	2,606
		9,480
Construction & Engineering – 2.0%
AECOM	103,607	9,576
Comfort Systems U.S.A., Inc.	26,573	5,465
EMCOR Group, Inc.	35,147	7,572
Fluor Corp.*	126,734	4,964
MasTec, Inc.*	45,108	3,416
MDU Resources Group, Inc.	151,432	2,998
Valmont Industries, Inc.	15,637	3,652
		37,643
Construction Materials – 0.4%
Eagle Materials, Inc.	26,084	5,291
Knife River Corp.*	42,386	2,805
		8,096
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Consumer Finance – 0.7%
Ally Financial, Inc.	202,844	$7,083
FirstCash Holdings, Inc.	27,467	2,977
SLM Corp.	169,448	3,240
		13,300
Consumer Staples Distribution & Retail – 1.9%
BJ's Wholesale Club Holdings, Inc.*	99,936	6,662
Casey's General Stores, Inc.	27,843	7,650
Grocery Outlet Holding Corp.*	73,549	1,983
Performance Food Group Co.*	115,944	8,018
Sprouts Farmers Market, Inc.*	76,022	3,657
US Foods Holding Corp.*	168,982	7,673
		35,643
Containers & Packaging – 1.8%
AptarGroup, Inc.	49,165	6,078
Berry Global Group, Inc.	87,885	5,922
Crown Holdings, Inc.	89,836	8,273
Graphic Packaging Holding Co.	227,721	5,613
Greif, Inc., Class A	19,197	1,259
Silgan Holdings, Inc.	60,654	2,745
Sonoco Products Co.	73,292	4,095
		33,985
Diversified Consumer Services – 0.9%
Graham Holdings Co., Class B	2,689	1,873
Grand Canyon Education, Inc.*	22,137	2,923
H&R Block, Inc.	107,617	5,205
Service Corp. International	110,384	7,556
		17,557
Diversified Real Estate Investment Trusts – 0.6%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	162,885	10,557
		10,557
Diversified Telecommunication Services – 0.4%
Frontier Communications Parent, Inc.*	164,425	4,166
Iridium Communications, Inc.	92,047	3,789
		7,955
Electric Utilities – 0.9%
ALLETE, Inc.	42,652	2,609
IDACORP, Inc.	37,884	3,725
OGE Energy Corp.	148,997	5,204
PNM Resources, Inc.	64,332	2,676
Portland General Electric Co.	75,113	3,255
		17,469

NORTHERN FUNDS QUARTERLY REPORT     96    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Electrical Equipment – 1.6%
Acuity Brands, Inc.	23,146	$4,741
EnerSys	30,258	3,055
nVent Electric PLC	123,963	7,325
Regal Rexnord Corp.	49,396	7,312
Sensata Technologies Holding PLC	112,529	4,228
Sunrun, Inc.*	161,312	3,166
		29,827
Electronic Equipment, Instruments & Components – 2.3%
Arrow Electronics, Inc.*	40,499	4,951
Avnet, Inc.	67,745	3,414
Belden, Inc.	30,918	2,388
Cognex Corp.	128,696	5,372
Coherent Corp.*	97,998	4,266
Crane NXT Co.	36,231	2,060
IPG Photonics Corp.*	21,927	2,380
Littelfuse, Inc.	18,613	4,980
Novanta, Inc.*	26,630	4,485
TD SYNNEX Corp.	38,132	4,103
Vishay Intertechnology, Inc.	94,693	2,270
Vontier Corp.	114,717	3,964
		44,633
Energy Equipment & Services – 1.0%
ChampionX Corp.	145,715	4,256
NOV, Inc.	294,431	5,971
Valaris Ltd.*	46,940	3,219
Weatherford International PLC*	53,656	5,249
		18,695
Entertainment – 0.2%
TKO Group Holdings, Inc.	44,582	3,637
Financial Services – 1.8%
Equitable Holdings, Inc.	236,904	7,889
Essent Group Ltd.	79,871	4,212
Euronet Worldwide, Inc.*	32,549	3,303
MGIC Investment Corp.	207,502	4,003
Voya Financial, Inc.	77,734	5,672
Western Union (The) Co.	270,613	3,226
WEX, Inc.*	31,941	6,214
		34,519
Food Products – 1.1%
Darling Ingredients, Inc.*	119,243	5,943
Flowers Foods, Inc.	142,695	3,212
Ingredion, Inc.	48,742	5,290
Lancaster Colony Corp.	15,268	2,541
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Food Products – 1.1%continued
Pilgrim's Pride Corp.*	29,530	$817
Post Holdings, Inc.*	38,045	3,350
		21,153
Gas Utilities – 1.0%
National Fuel Gas Co.	68,218	3,423
New Jersey Resources Corp.	73,058	3,257
ONE Gas, Inc.	41,563	2,648
Southwest Gas Holdings, Inc.	44,598	2,825
Spire, Inc.	39,022	2,433
UGI Corp.	155,698	3,830
		18,416
Ground Transportation – 2.0%
Avis Budget Group, Inc.	13,850	2,455
Hertz Global Holdings, Inc.*	97,470	1,013
Knight-Swift Transportation Holdings, Inc.	120,068	6,922
Landstar System, Inc.	26,876	5,205
Ryder System, Inc.	33,168	3,816
Saia, Inc.*	19,829	8,689
Werner Enterprises, Inc.	46,972	1,990
XPO, Inc.*	86,641	7,589
		37,679
Health Care Equipment & Supplies – 2.4%
Enovis Corp.*	36,819	2,062
Envista Holdings Corp.*	127,292	3,063
Globus Medical, Inc., Class A*	85,793	4,572
Haemonetics Corp.*	37,691	3,223
Inari Medical, Inc.*	37,964	2,465
Integra LifeSciences Holdings Corp.*	50,426	2,196
Lantheus Holdings, Inc.*	50,863	3,153
LivaNova PLC*	39,931	2,066
Masimo Corp.*	32,994	3,867
Neogen Corp.*	146,162	2,939
Penumbra, Inc.*	28,734	7,228
QuidelOrtho Corp.*	36,701	2,705
Shockwave Medical, Inc.*	27,450	5,231
		44,770
Health Care Providers & Services – 2.1%
Acadia Healthcare Co., Inc.*	68,944	5,361
Amedisys, Inc.*	24,199	2,300
Chemed Corp.	11,256	6,582
Encompass Health Corp.	74,950	5,001
HealthEquity, Inc.*	63,661	4,221

EQUITY FUNDS    97    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Health Care Providers & Services – 2.1%continued
Option Care Health, Inc.*	131,716	$4,437
Patterson Cos., Inc.	62,999	1,792
Progyny, Inc.*	61,834	2,299
R1 RCM, Inc.*	145,614	1,539
Tenet Healthcare Corp.*	75,911	5,737
		39,269
Health Care Real Estate Investment Trusts – 0.9%
Healthcare Realty Trust, Inc.	283,291	4,881
Medical Properties Trust, Inc.	444,039	2,180
Omega Healthcare Investors, Inc.	182,283	5,589
Physicians Realty Trust	176,878	2,354
Sabra Health Care REIT, Inc.	171,528	2,448
		17,452
Health Care Technology – 0.1%
Doximity, Inc., Class A*	87,655	2,458
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.	155,837	2,384
Hotels, Restaurants & Leisure – 3.5%
Aramark	195,171	5,484
Boyd Gaming Corp.	52,033	3,258
Choice Hotels International, Inc.	18,453	2,091
Churchill Downs, Inc.	50,725	6,844
Hilton Grand Vacations, Inc.*	52,835	2,123
Hyatt Hotels Corp., Class A	33,081	4,314
Light & Wonder, Inc.*	66,999	5,501
Marriott Vacations Worldwide Corp.	24,483	2,078
Penn Entertainment, Inc.*	112,661	2,932
Planet Fitness, Inc., Class A*	63,540	4,638
Texas Roadhouse, Inc.	49,915	6,101
Travel + Leisure Co.	53,682	2,098
Vail Resorts, Inc.	28,348	6,052
Wendy's (The) Co.	125,269	2,440
Wingstop, Inc.	21,989	5,642
Wyndham Hotels & Resorts, Inc.	62,039	4,989
		66,585
Household Durables – 1.9%
Helen of Troy Ltd.*	17,599	2,126
KB Home	57,311	3,580
Leggett & Platt, Inc.	98,930	2,589
Taylor Morrison Home Corp.*	80,382	4,288
Tempur Sealy International, Inc.	128,743	6,562
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Household Durables – 1.9%continued
Toll Brothers, Inc.	80,287	$8,253
TopBuild Corp.*	23,732	8,882
		36,280
Independent Power & Renewable Electricity Producers – 0.7%
Ormat Technologies, Inc.	39,888	3,023
Vistra Corp.	251,012	9,669
		12,692
Industrial Real Estate Investment Trusts – 1.3%
EastGroup Properties, Inc.	34,481	6,329
First Industrial Realty Trust, Inc.	98,902	5,209
Rexford Industrial Realty, Inc.	157,204	8,819
STAG Industrial, Inc.	135,078	5,303
		25,660
Insurance – 4.4%
American Financial Group, Inc.	48,848	5,808
Brighthouse Financial, Inc.*	48,130	2,547
CNO Financial Group, Inc.	84,130	2,347
Erie Indemnity Co., Class A	18,642	6,244
Fidelity National Financial, Inc.	193,090	9,851
First American Financial Corp.	77,158	4,972
Hanover Insurance Group (The), Inc.	26,781	3,252
Kemper Corp.	44,654	2,173
Kinsale Capital Group, Inc.	16,458	5,512
Old Republic International Corp.	194,925	5,731
Primerica, Inc.	26,193	5,389
Reinsurance Group of America, Inc.	49,236	7,965
RenaissanceRe Holdings Ltd.	39,082	7,660
RLI Corp.	30,044	3,999
Selective Insurance Group, Inc.	45,321	4,509
Unum Group	137,033	6,197
		84,156
Interactive Media & Services – 0.3%
Ziff Davis, Inc.*	34,102	2,291
ZoomInfo Technologies, Inc.*	220,233	4,072
		6,363
IT Services – 0.8%
GoDaddy, Inc., Class A*	105,153	11,163
Kyndryl Holdings, Inc.*	170,495	3,543
		14,706
Leisure Products – 0.9%
Brunswick Corp.	51,455	4,978
Mattel, Inc.*	264,012	4,985

NORTHERN FUNDS QUARTERLY REPORT     98    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Leisure Products – 0.9%continued
Polaris, Inc.	39,452	$3,739
YETI Holdings, Inc.*	64,525	3,341
		17,043
Life Sciences Tools & Services – 1.1%
Azenta, Inc.*	44,662	2,909
Bruker Corp.	68,983	5,069
Medpace Holdings, Inc.*	17,434	5,344
Repligen Corp.*	38,797	6,976
Sotera Health Co.*	72,994	1,230
		21,528
Machinery – 4.8%
AGCO Corp.	46,460	5,641
Chart Industries, Inc.*	31,220	4,256
Crane Co.	36,544	4,317
Donaldson Co., Inc.	90,211	5,895
Esab Corp.	42,405	3,673
Flowserve Corp.	97,539	4,021
Graco, Inc.	126,036	10,935
ITT, Inc.	61,341	7,319
Lincoln Electric Holdings, Inc.	42,720	9,290
Middleby (The) Corp.*	40,067	5,897
Oshkosh Corp.	48,908	5,302
RBC Bearings, Inc.*	21,738	6,193
Terex Corp.	50,418	2,897
Timken (The) Co.	48,572	3,893
Toro (The) Co.	77,581	7,447
Watts Water Technologies, Inc., Class A	20,474	4,266
		91,242
Marine Transportation – 0.2%
Kirby Corp.*	43,913	3,446
Media – 0.7%
Cable One, Inc.	3,417	1,902
New York Times (The) Co., Class A	122,321	5,993
Nexstar Media Group, Inc.	23,957	3,755
TEGNA, Inc.	146,034	2,234
		13,884
Metals & Mining – 2.3%
Alcoa Corp.	132,714	4,512
Cleveland-Cliffs, Inc.*	377,165	7,702
Commercial Metals Co.	87,448	4,376
MP Materials Corp.*	106,776	2,119
Reliance Steel & Aluminum Co.	42,909	12,001
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Metals & Mining – 2.3%continued
Royal Gold, Inc.	49,101	$5,939
United States Steel Corp.	166,618	8,106
		44,755
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	372,324	7,212
Starwood Property Trust, Inc.	222,525	4,677
		11,889
Multi-Utilities – 0.3%
Black Hills Corp.	50,465	2,723
Northwestern Energy Group, Inc.	45,417	2,311
		5,034
Office Real Estate Investment Trusts – 0.6%
COPT Defense Properties	83,421	2,138
Cousins Properties, Inc.	112,653	2,743
Kilroy Realty Corp.	79,249	3,157
Vornado Realty Trust	119,672	3,381
		11,419
Oil, Gas & Consumable Fuels – 4.0%
Antero Midstream Corp.	255,064	3,196
Antero Resources Corp.*	210,121	4,766
Chesapeake Energy Corp.	82,921	6,380
Chord Energy Corp.	30,863	5,130
Civitas Resources, Inc.	63,456	4,339
CNX Resources Corp.*	119,119	2,382
DT Midstream, Inc.	72,511	3,974
Equitrans Midstream Corp.	321,847	3,276
HF Sinclair Corp.	116,527	6,476
Matador Resources Co.	82,408	4,686
Murphy Oil Corp.	109,745	4,682
Ovintiv, Inc.	189,578	8,326
PBF Energy, Inc., Class A	80,823	3,553
Permian Resources Corp.	309,068	4,203
Range Resources Corp.	180,396	5,491
Southwestern Energy Co.*	819,492	5,368
		76,228
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	48,049	3,403
Personal Care Products – 0.5%
BellRing Brands, Inc.*	98,270	5,447
Coty, Inc., Class A*	278,243	3,456
		8,903

EQUITY FUNDS    99    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Pharmaceuticals – 0.5%
Jazz Pharmaceuticals PLC*	46,844	$5,762
Perrigo Co. PLC	100,644	3,239
		9,001
Professional Services – 2.9%
ASGN, Inc.*	35,340	3,399
CACI International, Inc., Class A*	16,632	5,386
Concentrix Corp.	35,134	3,451
ExlService Holdings, Inc.*	122,574	3,781
Exponent, Inc.	37,607	3,311
FTI Consulting, Inc.*	26,417	5,261
Genpact Ltd.	124,092	4,307
Insperity, Inc.	26,301	3,083
KBR, Inc.	100,929	5,593
ManpowerGroup, Inc.	36,569	2,906
Maximus, Inc.	45,490	3,815
Paylocity Holding Corp.*	32,181	5,305
Science Applications International Corp.	39,586	4,921
		54,519
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc.*	35,552	6,715
Residential Real Estate Investment Trusts – 0.8%
Apartment Income REIT Corp.	109,242	3,794
Equity LifeStyle Properties, Inc.	138,826	9,793
Independence Realty Trust, Inc.	166,736	2,551
		16,138
Retail Real Estate Investment Trusts – 1.3%
Agree Realty Corp.	74,758	4,706
Brixmor Property Group, Inc.	224,749	5,230
Kite Realty Group Trust	163,047	3,727
NNN REIT, Inc.	135,757	5,851
Spirit Realty Capital, Inc.	105,102	4,592
		24,106
Semiconductors & Semiconductor Equipment – 2.9%
Allegro MicroSystems, Inc.*	52,688	1,595
Amkor Technology, Inc.	77,370	2,574
Cirrus Logic, Inc.*	40,354	3,357
Lattice Semiconductor Corp.*	102,756	7,089
MACOM Technology Solutions Holdings, Inc.*	40,500	3,765
MKS Instruments, Inc.	46,758	4,810
Onto Innovation, Inc.*	36,690	5,610
Power Integrations, Inc.	42,249	3,469
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Semiconductors & Semiconductor Equipment – 2.9%continued
Rambus, Inc.*	79,991	$5,459
Silicon Laboratories, Inc.*	23,799	3,148
Synaptics, Inc.*	29,226	3,334
Universal Display Corp.	32,564	6,228
Wolfspeed, Inc.*	93,185	4,055
		54,493
Software – 2.5%
Aspen Technology, Inc.*	20,843	4,589
Blackbaud, Inc.*	31,980	2,773
CommVault Systems, Inc.*	32,825	2,621
Dolby Laboratories, Inc., Class A	44,263	3,815
Dropbox, Inc., Class A*	191,498	5,645
Dynatrace, Inc.*	178,082	9,739
Manhattan Associates, Inc.*	45,976	9,899
Qualys, Inc.*	27,500	5,398
Teradata Corp.*	73,240	3,187
		47,666
Specialized Real Estate Investment Trusts – 1.9%
CubeSmart	167,419	7,760
EPR Properties	55,908	2,709
Gaming and Leisure Properties, Inc.	198,873	9,814
Lamar Advertising Co., Class A	65,440	6,955
National Storage Affiliates Trust	57,305	2,377
PotlatchDeltic Corp.	58,921	2,893
Rayonier, Inc.	101,352	3,386
		35,894
Specialty Retail – 3.9%
AutoNation, Inc.*	19,431	2,918
Burlington Stores, Inc.*	48,459	9,424
Dick's Sporting Goods, Inc.	45,742	6,722
Five Below, Inc.*	41,594	8,866
Floor & Decor Holdings, Inc., Class A*	79,595	8,880
GameStop Corp., Class A*	199,569	3,498
Gap (The), Inc.	159,380	3,333
Lithia Motors, Inc.	20,565	6,772
Murphy U.S.A., Inc.	14,478	5,162
Penske Automotive Group, Inc.	14,457	2,321
RH*	11,483	3,347
Valvoline, Inc.*	103,761	3,899
Williams-Sonoma, Inc.	47,905	9,666
		74,808
Technology Hardware, Storage & Peripherals – 0.5%
Super Micro Computer, Inc.*	34,638	9,846

NORTHERN FUNDS QUARTERLY REPORT     100    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Textiles, Apparel & Luxury Goods – 2.1%
Capri Holdings Ltd.*	86,415	$4,341
Carter's, Inc.	27,640	2,070
Columbia Sportswear Co.	25,558	2,033
Crocs, Inc.*	45,034	4,207
Deckers Outdoor Corp.*	19,210	12,841
PVH Corp.	45,174	5,517
Skechers U.S.A., Inc., Class A*	99,848	6,225
Under Armour, Inc., Class A*	139,295	1,224
Under Armour, Inc., Class C*	142,689	1,191
		39,649
Trading Companies & Distributors – 1.4%
Core & Main, Inc., Class A*	101,601	4,106
GATX Corp.	26,586	3,196
MSC Industrial Direct Co., Inc., Class A	34,708	3,514
Watsco, Inc.	25,289	10,836
WESCO International, Inc.	32,685	5,683
		27,335
Water Utilities – 0.4%
Essential Utilities, Inc.	187,077	6,987
Total Common Stocks
(Cost $1,238,956)		1,876,156

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(2) (3)	22,790,452	22,790
Total Investment Companies
(Cost $22,790)		22,790

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.21%, 4/11/24(4) (5)	$1,410	$1,390
Total Short-Term Investments
(Cost $1,389)		1,390

Total Investments – 99.9%
(Cost $1,263,135)		1,900,336
Other Assets less Liabilities – 0.1%		2,362
NET ASSETS – 100.0%		$1,902,698

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	1	$102	Long	3/24	$(2)
E-Mini S&P MidCap 400 (United States Dollar)	90	25,286	Long	3/24	85
Total					$83
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.6%
Investment Companies	1.2%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    101    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,876,156	$—	$—	$1,876,156
Investment Companies	22,790	—	—	22,790
Short-Term Investments	—	1,390	—	1,390
Total Investments	$1,898,946	$1,390	$—	$1,900,336
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$85	$—	$—	$85
Liabilities
Futures Contracts	(2)	—	—	(2)
Total Other Financial Instruments	$83	$—	$—	$83

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$30,202	$284,705	$292,117	$655	$22,790	$22,790,452
NORTHERN FUNDS QUARTERLY REPORT     102    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)
Australia – 5.4%
Atlas Arteria Ltd.	5,533,930	$21,744
Transurban Group	3,439,043	32,053
		53,797
Austria – 0.3%
ANDRITZ A.G.	49,171	3,072
Brazil – 1.1%
CCR S.A.	3,283,200	9,556
Cia de Saneamento de Minas Gerais - COPASA MG	367,769	1,547
		11,103
Canada – 4.3%
Ag Growth International, Inc.	76,691	2,924
Algonquin Power & Utilities Corp.	424,138	2,676
AltaGas Ltd.	241,700	5,075
Canadian National Railway Co.	51,228	6,439
Emera, Inc.	158,108	6,002
Hydro One Ltd.	294,751	8,831
Northland Power, Inc.	593,523	10,781
		42,728
China – 2.6%
Beijing Capital International Airport Co. Ltd., Class H*	6,496,000	1,904
Beijing Enterprises Water Group Ltd.	4,676,000	1,041
China Everbright Environment Group Ltd.	3,913,000	1,272
China Water Affairs Group Ltd.	4,522,282	2,484
ENN Energy Holdings Ltd.	917,400	6,744
Guangdong Investment Ltd.	10,824,000	7,869
Jiangsu Expressway Co. Ltd., Class H	4,596,000	4,134
		25,448
Denmark – 0.5%
Orsted A/S	91,305	5,042
France – 5.0%
Eutelsat Communications S.A.CA*	524,748	2,468
Getlink S.E.	451,342	8,259
Veolia Environnement S.A.	249,306	7,874
Vinci S.A.	251,481	31,584
		50,185
Germany – 2.3%
E.ON S.E.	547,995	7,351
RWE A.G.	336,331	15,292
		22,643
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Hong Kong – 1.4%
Cadeler A/S*	675,601	$3,118
CK Infrastructure Holdings Ltd.	794,500	4,414
Power Assets Holdings Ltd.	1,025,320	5,936
		13,468
Ireland – 0.7%
Greencoat Renewables PLC	5,983,109	6,708
Italy – 5.7%
Enel S.p.A.	897,580	6,681
Hera S.p.A.	4,000,161	13,127
Infrastrutture Wireless Italiane S.p.A.	331,821	4,203
Italgas S.p.A.	1,559,983	8,937
Snam S.p.A.	3,002,117	15,452
Terna - Rete Elettrica Nazionale	1,038,455	8,664
		57,064
Japan – 1.1%
Kurita Water Industries Ltd.	112,800	4,400
West Japan Railway Co.	163,500	6,809
		11,209
Luxembourg – 0.6%
SES S.A.	861,223	5,691
Mexico – 2.6%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	395,685	6,940
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	407,788	11,983
Promotora y Operadora de Infraestructura S.A.B. de C.V.	633,006	6,832
		25,755
Netherlands – 0.3%
Arcadis N.V.	50,405	2,725
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	2,743
Spain – 2.3%
Aena S.M.E. S.A.	52,706	9,569
Atlantica Sustainable Infrastructure PLC	267,818	5,758
Iberdrola S.A.	577,668	7,555
		22,882
Switzerland – 1.9%
Flughafen Zurich A.G. (Registered)	74,188	15,499

EQUITY FUNDS    103    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Switzerland – 1.9%continued
Landis+Gyr Group A.G.*	19,047	$1,723
Meyer Burger Technology A.G.*	8,217,031	1,919
		19,141
United Kingdom – 9.6%
National Grid PLC	2,472,693	33,387
Pennon Group PLC	966,923	9,340
Severn Trent PLC	613,049	20,163
SSE PLC	574,167	13,545
United Utilities Group PLC	1,391,426	18,753
		95,188
United States – 46.4%
AECOM	36,340	3,359
Alexandria Real Estate Equities, Inc.	46,270	5,866
Alliant Energy Corp.	243,279	12,480
American Electric Power Co., Inc.	143,649	11,667
American Tower Corp.	118,519	25,586
American Water Works Co., Inc.	49,102	6,481
Bunge Global S.A.	69,729	7,039
Cheniere Energy, Inc.	78,339	13,373
Crown Castle, Inc.	91,354	10,523
CSX Corp.	777,700	26,963
Dominion Energy, Inc.	213,927	10,055
DT Midstream, Inc.	137,137	7,515
Duke Energy Corp.	192,865	18,716
Edison International	75,221	5,378
Enphase Energy, Inc.*	14,536	1,921
Entergy Corp.	130,847	13,240
Equinix, Inc.	12,443	10,022
Essential Utilities, Inc.	261,186	9,755
Evergy, Inc.	135,349	7,065
Eversource Energy	115,064	7,102
Exelon Corp.	476,999	17,124
Ferrovial S.E.	652,587	23,823
FirstEnergy Corp.	241,718	8,861
Gladstone Land Corp.	109,364	1,580
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	177,568	4,897
Itron, Inc.*	32,774	2,475
NextEra Energy, Inc.	667,320	40,533
Norfolk Southern Corp.	136,408	32,244
Ormat Technologies, Inc.	106,390	8,063
Pinnacle West Capital Corp.	70,716	5,080
PPL Corp.	216,900	5,878
SBA Communications Corp.	65,373	16,585
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
United States – 46.4%continued
SJW Group	27,533	$1,799
Southern (The) Co.	211,930	14,861
Targa Resources Corp.	114,378	9,936
Trimble, Inc.*	79,495	4,229
UGI Corp.	172,916	4,254
Union Pacific Corp.	79,057	19,418
Valmont Industries, Inc.	6,079	1,420
Waste Management, Inc.	48,266	8,644
Willdan Group, Inc.*	122,194	2,627
Xcel Energy, Inc.	196,532	12,167
		460,604
Total Common Stocks
(Cost $884,399)		937,196

INVESTMENT COMPANIES – 5.1%
International Public Partnerships Ltd.	4,879,678	8,536
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(2) (3)	26,771,973	26,772
Renewables Infrastructure Group (The) Ltd.	7,730,858	11,195
VH Global Sustainable Energy Opportunities PLC	3,797,239	3,732
Total Investment Companies
(Cost $49,616)		50,235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.29%, 4/11/24(4) (5)	$385	$379
Total Short-Term Investments
(Cost $379)		379

Total Investments – 99.5%
(Cost $934,394)		987,810
Other Assets less Liabilities – 0.5%		5,145
Net Assets – 100.0%		$992,955

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2023 is disclosed.
(4)	Discount rate at the time of purchase.

NORTHERN FUNDS QUARTERLY REPORT     104    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	December 31, 2023 (UNAUDITED)
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	39	$9,399	Long	3/24	$172
MSCI EAFE Index (United States Dollar)	66	7,433	Long	3/24	156
Total					$328
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	47.3%
Euro	19.3
British Pound	12.0
Australian Dollar	5.4
All other currencies less than 5%	15.5
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$42,728	$—	$—	$42,728
Ireland	6,708	—	—	6,708
Mexico	25,755	—	—	25,755
Spain	5,758	17,124	—	22,882
United States	436,781	23,823	—	460,604
All Other Countries(1)	—	378,519	—	378,519
Total Common Stocks	517,730	419,466	—	937,196
Investment Companies	50,235	—	—	50,235
Short-Term Investments	—	379	—	379
Total Investments	$567,965	$419,845	$—	$987,810
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$328	$—	$—	$328

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$27,995	$368,188	$369,411	$1,524	$26,772	$26,771,973
EQUITY FUNDS    105    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)
Australia – 4.1%
Goodman Group	172,548	$2,963
Mirvac Group	392,662	556
National Storage REIT	620,268	968
Rural Funds Group	111,569	161
Scentre Group	293,272	595
		5,243
Belgium – 1.7%
Aedifica S.A.	4,800	336
Montea N.V.	1,850	176
Shurgard Self Storage Ltd.	23,725	1,178
VGP N.V.	4,396	509
		2,199
Canada – 3.5%
Canadian Apartment Properties REIT	54,222	1,997
Chartwell Retirement Residences	128,571	1,137
Granite Real Estate Investment Trust	23,634	1,361
		4,495
Germany – 2.0%
LEG Immobilien S.E.*	8,569	750
Vonovia S.E.	60,069	1,893
		2,643
Hong Kong – 1.7%
Link REIT	88,680	496
Sino Land Co. Ltd.	463,683	506
Sun Hung Kai Properties Ltd.	69,500	748
Swire Properties Ltd.	205,400	414
		2,164
Japan – 8.4%
Heiwa Real Estate Co. Ltd.	13,200	352
Industrial & Infrastructure Fund Investment Corp.	426	421
Japan Hotel REIT Investment Corp.	1,111	545
Japan Logistics Fund, Inc.	392	794
Japan Metropolitan Fund Invest	2,019	1,458
Katitas Co. Ltd.	45,500	704
KDX Realty Investment Corp.	541	616
Mitsui Fudosan Co. Ltd.	167,000	4,082
Nomura Real Estate Holdings, Inc.	21,800	572
Orix JREIT, Inc.	445	525
Star Asia Investment Corp.	989	404
United Urban Investment Corp.	338	345
		10,818
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Mexico – 1.4%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	287,383	$1,140
Corp. Inmobiliaria Vesta S.A.B. de C.V. ADR	16,647	659
		1,799
Netherlands – 0.3%
CTP N.V.	23,600	399
Singapore – 2.7%
CapitaLand Ascendas REIT	339,300	777
Capitaland India Trust	540,194	466
CapitaLand Investment Ltd.	617,900	1,474
Frasers Logistics & Commercial Trust	438,000	381
Parkway Life Real Estate Investment Trust	142,200	397
		3,495
Spain – 1.7%
Cellnex Telecom S.A.*	39,282	1,552
Merlin Properties Socimi S.A.	59,000	655
		2,207
Sweden – 0.2%
Fastighets AB Balder, Class B*	35,967	257
Switzerland – 0.9%
PSP Swiss Property A.G. (Registered)	8,342	1,168
Tanzania, United Republic of – 0.6%
Helios Towers PLC*	679,764	772
United Kingdom – 6.2%
Big Yellow Group PLC	74,305	1,155
British Land (The) Co. PLC	63,000	319
Grainger PLC	324,556	1,092
Helical PLC	63,230	178
Safestore Holdings PLC	37,847	425
Segro PLC	188,617	2,123
Shaftesbury Capital PLC	564,287	989
UNITE Group (The) PLC	101,388	1,345
Workspace Group PLC	39,616	286
		7,912
United States – 60.5%
Agree Realty Corp.	25,226	1,588
Alexandria Real Estate Equities, Inc.	12,176	1,543
American Homes 4 Rent, Class A	86,518	3,111
Americold Realty Trust, Inc.	63,094	1,910
AvalonBay Communities, Inc.	17,679	3,310
Boston Properties, Inc.	15,036	1,055

NORTHERN FUNDS QUARTERLY REPORT     106    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
United States – 60.5%continued
Brixmor Property Group, Inc.	123,279	$2,869
Camden Property Trust	9,604	954
CBRE Group, Inc., Class A*	9,416	876
CubeSmart	37,923	1,758
Digital Realty Trust, Inc.	5,394	726
Douglas Emmett, Inc.	29,475	427
Encompass Health Corp.	15,844	1,057
Equinix, Inc.	9,965	8,026
Equity LifeStyle Properties, Inc.	36,910	2,604
Essex Property Trust, Inc.	6,432	1,595
Extra Space Storage, Inc.	17,898	2,870
Farmland Partners, Inc.	33,217	414
Federal Realty Investment Trust	18,339	1,890
Healthpeak Properties, Inc.	50,926	1,008
Kimco Realty Corp.	53,885	1,148
Lamar Advertising Co., Class A	6,944	738
Mid-America Apartment Communities, Inc.	8,579	1,153
NNN REIT, Inc.	55,366	2,386
Phillips Edison & Co., Inc.	20,413	745
Prologis, Inc.	88,842	11,843
Rayonier, Inc.	60,234	2,012
Rexford Industrial Realty, Inc.	25,318	1,420
Sabra Health Care REIT, Inc.	93,553	1,335
SBA Communications Corp.	6,887	1,747
SITE Centers Corp.	81,849	1,116
STAG Industrial, Inc.	32,029	1,257
Sun Communities, Inc.	15,909	2,126
UDR, Inc.	28,666	1,098
Universal Health Services, Inc., Class B	11,117	1,695
VICI Properties, Inc.	60,917	1,942
Welltower, Inc.	28,587	2,578
Weyerhaeuser Co.	50,733	1,764
		77,694
Total Common Stocks
(Cost $109,242)		123,265

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(2) (3)	6,265,196	$6,265
Total Investment Companies
(Cost $6,265)		6,265

Total Investments – 100.8%
(Cost $115,507)		129,530
Liabilities less Other Assets – (0.8%)		(1,066)
Net Assets – 100.0%		$128,464

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	65.9%
Japanese Yen	8.4
British Pound	6.7
Euro	5.8
All other currencies less than 5%	14.0
Total Investments	100.8
Liabilities less Other Assets	(0.8)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in

EQUITY FUNDS    107    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$4,495	$—	$—	$4,495
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Mexico	$1,799	$—	$—	$1,799
United States	77,694	—	—	77,694
All Other Countries(1)	—	39,277	—	39,277
Total Common Stocks	83,988	39,277	—	123,265
Investment Companies	6,265	—	—	6,265
Total Investments	$90,253	$39,277	$—	$129,530

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,738	$36,794	$35,267	$184	$6,265	$6,265,196
NORTHERN FUNDS QUARTERLY REPORT     108    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0%
Aerospace & Defense – 0.4%
AAR Corp.*	7,112	$444
Astronics Corp.*	2,474	43
Astronics Corp., Class B*	3,555	62
Ducommun, Inc.*	4,079	212
Kaman Corp.	5,054	121
Moog, Inc., Class A	5,024	728
National Presto Industries, Inc.	1,257	101
Park Aerospace Corp.	4,710	69
V2X, Inc.*	4,333	201
		1,981
Air Freight & Logistics – 0.1%
Forward Air Corp.	6,723	423
Automobile Components – 1.3%
Adient PLC*	18,079	657
American Axle & Manufacturing Holdings, Inc.*	12,826	113
Cooper-Standard Holdings, Inc.*	2,163	42
Dana, Inc.	25,253	369
Dorman Products, Inc.*	6,931	578
Gentherm, Inc.*	8,131	426
Goodyear Tire & Rubber (The) Co.*	55,404	794
LCI Industries	7,177	902
Modine Manufacturing Co.*	5,155	308
Motorcar Parts of America, Inc.*	5,169	48
Patrick Industries, Inc.	4,422	444
Standard Motor Products, Inc.	4,303	171
Stoneridge, Inc.*	4,436	87
Strattec Security Corp.*	1,566	39
Superior Industries International, Inc.*	7,712	25
Visteon Corp.*	4,910	613
XPEL, Inc.*	3,039	164
		5,780
Automobiles – 0.1%
Winnebago Industries, Inc.	8,609	628
Workhorse Group, Inc.*	20,206	7
		635
Banks – 7.7%
1st Source Corp.	6,084	334
Amalgamated Financial Corp.	5,817	157
American National Bankshares, Inc.	4,140	202
AmeriServ Financial, Inc.	2,916	9
Ames National Corp.	1,620	35
Arrow Financial Corp.	5,336	149
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 7.7%continued
Associated Banc-Corp	22,067	$472
Atlantic Union Bankshares Corp.	15,763	576
Axos Financial, Inc.*	13,018	711
BancFirst Corp.	4,254	414
Bancorp (The), Inc.*	6,729	260
Bank First Corp.	3,158	274
Bank of Hawaii Corp.	6,474	469
Bank of Marin Bancorp	3,581	79
Bank of South Carolina Corp.	5,601	84
Bank7 Corp.	8,523	233
BankFinancial Corp.	3,374	35
Bankwell Financial Group, Inc.	7,252	219
Banner Corp.	8,182	438
Bar Harbor Bankshares	1,914	56
BCB Bancorp, Inc.	2,039	26
Brookline Bancorp, Inc.	21,716	237
Business First Bancshares, Inc.	3,069	76
C&F Financial Corp.	1,568	107
Cadence Bank	33,833	1,001
Cambridge Bancorp	1,439	100
Camden National Corp.	3,768	142
Capital City Bank Group, Inc.	2,064	61
Capitol Federal Financial, Inc.	23,394	151
Cathay General Bancorp	15,170	676
CB Financial Services, Inc.	346	8
Central Pacific Financial Corp.	667	13
Citizens & Northern Corp.	1,065	24
Citizens Community Bancorp, Inc.	1,470	17
Citizens Financial Services, Inc.	262	17
City Holding Co.	3,670	405
Civista Bancshares, Inc.	670	12
Colony Bankcorp, Inc.	1,264	17
Commercial National Financial Corp.	121	1
Community Bank System, Inc.	8,996	469
Community Trust Bancorp, Inc.	2,765	121
ConnectOne Bancorp, Inc.	2,328	53
CVB Financial Corp.	20,802	420
Eagle Bancorp, Inc.	6,458	195
Eagle Financial Services, Inc.	100	3
Eastern Bankshares, Inc.	25,103	356
Enterprise Bancorp, Inc.	3,196	103
Enterprise Financial Services Corp.	5,191	232
Equity Bancshares, Inc., Class A	3,378	115
ESSA Bancorp, Inc.	913	18

EQUITY FUNDS    109    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 7.7%continued
FB Financial Corp.	2,416	$96
Financial Institutions, Inc.	4,376	93
First Bancorp	7,800	289
First BanCorp (New York Exchange)	29,678	488
First Bancorp (The), Inc.	815	23
First Bancshares (The), Inc.	4,861	143
First Bank(1)	6	—
First Busey Corp.	10,829	269
First Business Financial Services, Inc.	1,190	48
First Commonwealth Financial Corp.	27,853	430
First Community Bankshares, Inc.	1,756	65
First Financial Bankshares, Inc.	27,825	843
First Financial Corp.	2,604	112
First Financial Northwest, Inc.	1,914	26
First Foundation, Inc.	5,703	55
First Guaranty Bancshares, Inc.	631	7
First Hawaiian, Inc.	19,157	438
First Internet Bancorp	1,643	40
First Merchants Corp.	10,063	373
First Mid Bancshares, Inc.	207	7
First of Long Island (The) Corp.	3,593	48
First Savings Financial Group, Inc.	10,473	176
First United Corp.	7,500	176
Flushing Financial Corp.	6,616	109
FS Bancorp, Inc.	2,366	87
German American Bancorp, Inc.	5,142	167
Glacier Bancorp, Inc.	18,128	749
Great Southern Bancorp, Inc.	1,695	101
Hancock Whitney Corp.	15,976	776
Hanmi Financial Corp.	4,890	95
Harleysville Financial Corp.	239	5
Hawthorn Bancshares, Inc.	1,002	25
Heartland Financial U.S.A., Inc.	6,042	227
Heritage Financial Corp.	7,826	167
Hilltop Holdings, Inc.	14,638	515
Home Bancorp, Inc.	3,034	127
Home BancShares, Inc.	26,858	680
HomeStreet, Inc.	4,633	48
HomeTrust Bancshares, Inc.	3,760	101
Hope Bancorp, Inc.	19,889	240
Horizon Bancorp, Inc.	2,787	40
Independent Bank Corp.	9,332	614
Independent Bank Group, Inc.	9,989	508
International Bancshares Corp.	11,836	643
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 7.7%continued
Investar Holding Corp.	10,694	$159
Jeffersonville Bancorp	620	11
Kentucky First Federal Bancorp	942	4
Lake Shore Bancorp, Inc.*	737	9
Lakeland Bancorp, Inc.	4,932	73
Lakeland Financial Corp.	4,632	302
Landmark Bancorp, Inc.	1,517	29
Magyar Bancorp, Inc.	1,337	15
Mercantile Bank Corp.	5,612	227
Mid Penn Bancorp, Inc.	979	24
MidWestOne Financial Group, Inc.	1,413	38
NASB Financial, Inc.	896	26
National Bank Holdings Corp., Class A	6,406	238
National Bankshares, Inc.	842	27
NBT Bancorp, Inc.	10,119	424
Nicolet Bankshares, Inc.	2,918	235
Northeast Bank	2,191	121
Northeast Community Bancorp, Inc.	2,633	47
Northfield Bancorp, Inc.	15,316	193
Northrim BanCorp, Inc.	1,630	93
Norwood Financial Corp.	1,071	35
OceanFirst Financial Corp.	8,982	156
OFG Bancorp	10,244	384
Ohio Valley Banc Corp.	1,602	37
Old Point Financial Corp.	1,094	19
Old Second Bancorp, Inc.	2,583	40
Pacific Premier Bancorp, Inc.	19,735	575
Park National Corp.	2,869	381
Penns Woods Bancorp, Inc.	2,026	46
Peoples Bancorp of North Carolina, Inc.	1,527	46
Peoples Bancorp, Inc.	6,266	212
Peoples Financial Corp.	236	4
Peoples Financial Services Corp.	1,025	50
Preferred Bank	3,685	269
Premier Financial Corp.	9,636	232
Primis Financial Corp.	669	8
Provident Bancorp, Inc.(1) *	18	—
Provident Financial Holdings, Inc.	1,656	21
Renasant Corp.	11,587	390
Republic Bancorp, Inc., Class A	3,114	172
Republic First Bancorp, Inc.(1) *	3,187	—
Sandy Spring Bancorp, Inc.	4,976	136
Seacoast Banking Corp. of Florida	10,198	290

NORTHERN FUNDS QUARTERLY REPORT     110    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Banks – 7.7%continued
ServisFirst Bancshares, Inc.	12,343	$822
Shore Bancshares, Inc.	8,587	122
Sierra Bancorp	933	21
Simmons First National Corp., Class A	18,287	363
Southern First Bancshares, Inc.*	4,326	161
Southern Missouri Bancorp, Inc.	670	36
Southside Bancshares, Inc.	4,768	149
SouthState Corp.	10,200	861
Stellar Bancorp, Inc.	6,754	188
Stock Yards Bancorp, Inc.	6,007	309
Texas Capital Bancshares, Inc.*	7,121	460
TFS Financial Corp.	37,800	555
Timberland Bancorp, Inc.	1,794	56
Towne Bank	12,404	369
TriCo Bancshares	4,784	206
TrustCo Bank Corp. NY	2,496	78
Trustmark Corp.	12,189	340
UMB Financial Corp.	8,361	699
Union Bankshares, Inc.	6,092	187
United Bancorp, Inc.	1,456	19
United Bankshares, Inc.	17,796	668
United Community Banks, Inc.	14,443	423
Unity Bancorp, Inc.	2,327	69
Univest Financial Corp.	5,267	116
Virginia National Bankshares Corp.	105	4
Washington Trust Bancorp, Inc.	4,127	134
WesBanco, Inc.	14,383	451
West BanCorp, Inc.	1,135	24
Westamerica BanCorp	5,843	330
Western New England Bancorp, Inc.	8,551	77
WSFS Financial Corp.	16,443	755
		35,501
Beverages – 0.5%
Coca-Cola Consolidated, Inc.	1,561	1,449
MGP Ingredients, Inc.	3,257	321
National Beverage Corp.*	6,555	326
		2,096
Biotechnology – 5.3%
2seventy bio, Inc.*	3,712	16
4D Molecular Therapeutics, Inc.*	9,288	188
89bio, Inc.*	7,009	78
Abeona Therapeutics, Inc.*	23,500	118
ACADIA Pharmaceuticals, Inc.*	20,000	626
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 5.3%continued
Achieve Life Sciences, Inc.*	14,700	$61
Acumen Pharmaceuticals, Inc.*	1,062	4
Adaptimmune Therapeutics PLC ADR*	20,820	17
ADMA Biologics, Inc.*	42,064	190
Agios Pharmaceuticals, Inc.*	5,038	112
Akero Therapeutics, Inc.*	3,916	91
Alector, Inc.*	15,947	127
Alkermes PLC*	27,612	766
Allogene Therapeutics, Inc.*	28,137	90
Allovir, Inc.*	2,033	1
Altimmune, Inc.*	12,327	139
ALX Oncology Holdings, Inc.*	7,964	119
Amicus Therapeutics, Inc.*	68,028	965
AnaptysBio, Inc.*	11,172	239
Anavex Life Sciences Corp.*	23,171	216
Anika Therapeutics, Inc.*	5,077	115
Annexon, Inc.*	6,085	28
Aravive, Inc.*	8,839	1
Arbutus Biopharma Corp.*	7,627	19
Arcellx, Inc.*	10,010	556
Arcturus Therapeutics Holdings, Inc.*	4,300	136
Arcutis Biotherapeutics, Inc.*	4,849	16
Ardelyx, Inc.*	6,416	40
Assembly Biosciences, Inc.*	10,265	8
Astria Therapeutics, Inc.*	10,865	83
Atara Biotherapeutics, Inc.*	13,007	7
Avid Bioservices, Inc.*	9,647	63
Avidity Biosciences, Inc.*	13,160	119
Beyondspring, Inc.*	6,729	6
Biohaven Ltd.*	9,500	407
Biomea Fusion, Inc.*	9,800	142
Bioxcel Therapeutics, Inc.*	16,214	48
Bluebird Bio, Inc.*	11,008	15
C4 Therapeutics, Inc.*	6,094	34
Capricor Therapeutics, Inc.*	22,220	109
Caribou Biosciences, Inc.*	15,829	91
Catalyst Pharmaceuticals, Inc.*	36,098	607
Celcuity, Inc.*	17,458	254
Chimerix, Inc.*	1,335	1
Cibus, Inc.*	118	2
Coherus Biosciences, Inc.*	23,083	77
Crinetics Pharmaceuticals, Inc.*	13,503	480
Cue Biopharma, Inc.*	4,064	11
Cullinan Oncology, Inc.*	11,367	116

EQUITY FUNDS    111    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 5.3%continued
Day One Biopharmaceuticals, Inc.*	6,800	$99
Deciphera Pharmaceuticals, Inc.*	12,940	209
DermTech, Inc.*	7,034	12
Design Therapeutics, Inc.*	24,879	66
DiaMedica Therapeutics, Inc.*	20,810	59
Disc Medicine, Inc.*	2,300	133
Dyadic International, Inc.*	16,268	26
Dynavax Technologies Corp.*	29,723	416
Dyne Therapeutics, Inc.*	16,100	214
Eagle Pharmaceuticals, Inc.*	5,071	27
Editas Medicine, Inc.*	8,247	84
Emergent BioSolutions, Inc.*	10,401	25
Enanta Pharmaceuticals, Inc.*	5,241	49
Entrada Therapeutics, Inc.*	7,200	109
Foghorn Therapeutics, Inc.*	10,665	69
G1 Therapeutics, Inc.*	11,629	35
Galectin Therapeutics, Inc.*	7,609	13
Genelux Corp.*	3,371	47
Geron Corp.*	26,760	56
GlycoMimetics, Inc.*	11,161	26
Gossamer Bio, Inc.*	11,915	11
Graphite Bio, Inc.*	8,931	23
Gritstone bio, Inc.*	6,339	13
Halozyme Therapeutics, Inc.*	24,153	893
Heron Therapeutics, Inc.*	11,870	20
HilleVax, Inc.*	7,400	119
Ideaya Biosciences, Inc.*	5,303	189
IGM Biosciences, Inc.*	9,071	75
Immatics N.V.*	10,113	107
ImmuCell Corp.*	2,485	13
Immuneering Corp., Class A*	1,340	10
Immunic, Inc.*	20,019	30
ImmunoGen, Inc.*	31,032	920
Immunome, Inc.*	12,800	137
Inhibrx, Inc.*	9,691	368
Inozyme Pharma, Inc.*	15,000	64
Insmed, Inc.*	23,561	730
Iovance Biotherapeutics, Inc.*	37,600	306
Ironwood Pharmaceuticals, Inc.*	43,111	493
iTeos Therapeutics, Inc.*	7,612	83
Janux Therapeutics, Inc.*	6,800	73
KalVista Pharmaceuticals, Inc.*	18,438	226
Karyopharm Therapeutics, Inc.*	11,896	10
Keros Therapeutics, Inc.*	2,621	104
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 5.3%continued
Kezar Life Sciences, Inc.*	9,673	$9
Kronos Bio, Inc.*	6,053	8
Krystal Biotech, Inc.*	2,913	361
Kura Oncology, Inc.*	17,673	254
Larimar Therapeutics, Inc.*	441	2
Lexicon Pharmaceuticals, Inc.*	11,207	17
MacroGenics, Inc.*	8,808	85
MannKind Corp.*	39,452	144
MediciNova, Inc.*	25,731	39
MeiraGTx Holdings PLC*	13,641	96
Mereo Biopharma Group PLC ADR*	1,007	2
Merrimack Pharmaceuticals, Inc.*	7,861	105
Mersana Therapeutics, Inc.*	9,921	23
Merus N.V.*	11,886	327
MiMedx Group, Inc.*	14,336	126
Mirum Pharmaceuticals, Inc.*	13,491	398
Monte Rosa Therapeutics, Inc.*	12,800	72
Mural Oncology PLC*	2,761	16
Myriad Genetics, Inc.*	20,011	383
Natera, Inc.*	13,781	863
Nkarta, Inc.*	25,420	168
Olema Pharmaceuticals, Inc.*	20,842	292
Omega Therapeutics, Inc.*	2,488	8
Omniab, Inc.(2) *	1,740	1
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	2
Organogenesis Holdings, Inc.*	8,779	36
ORIC Pharmaceuticals, Inc.*	6,813	63
PDL BioPharma, Inc.(2) *	24,608	40
PMV Pharmaceuticals, Inc.*	7,964	25
Praxis Precision Medicines, Inc.*	1,136	25
ProKidney Corp.*	7,800	14
ProQR Therapeutics N.V.*	6,172	12
Protagonist Therapeutics, Inc.*	5,762	132
Protalix BioTherapeutics, Inc.*	503	1
Quince Therapeutics, Inc.*	3,436	4
RAPT Therapeutics, Inc.*	11,711	291
REGENXBIO, Inc.*	6,344	114
Replimune Group, Inc.*	17,297	146
Rezolute, Inc.*	11,436	11
Rhythm Pharmaceuticals, Inc.*	8,730	401
Rigel Pharmaceuticals, Inc.*	25,142	36
Rocket Pharmaceuticals, Inc.*	9,719	291
Sage Therapeutics, Inc.*	11,929	259
Sangamo Therapeutics, Inc.*	21,642	12

NORTHERN FUNDS QUARTERLY REPORT     112    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Biotechnology – 5.3%continued
Savara, Inc.*	7,188	$34
Scholar Rock Holding Corp.*	15,000	282
Shattuck Labs, Inc.*	4,666	33
Sinovac Biotech Ltd.(2) *	1,587	—
Solid Biosciences, Inc.*	372	2
Spero Therapeutics, Inc.*	9,073	13
Stoke Therapeutics, Inc.*	13,577	71
Sutro Biopharma, Inc.*	3,101	13
Syndax Pharmaceuticals, Inc.*	6,600	143
Tenaya Therapeutics, Inc.*	6,573	21
Travere Therapeutics, Inc.*	10,384	93
Twist Bioscience Corp.*	9,300	343
UroGen Pharma Ltd.*	17,713	266
Vanda Pharmaceuticals, Inc.*	10,580	45
Vaxcyte, Inc.*	11,631	730
Vera Therapeutics, Inc.*	7,600	117
Veracyte, Inc.*	12,475	343
Vericel Corp.*	8,383	299
Viking Therapeutics, Inc.*	11,294	210
Vir Biotechnology, Inc.*	18,696	188
Viridian Therapeutics, Inc.*	8,323	181
Vor BioPharma, Inc.*	19,000	43
Voyager Therapeutics, Inc.*	11,281	95
X4 Pharmaceuticals, Inc.*	11,172	9
XBiotech, Inc.*	6,888	28
Xencor, Inc.*	5,500	117
Xenon Pharmaceuticals, Inc.*	7,965	367
XOMA Corp.*	9,637	178
Y-mAbs Therapeutics, Inc.*	11,500	78
Zymeworks, Inc.*	7,177	75
		24,676
Broadline Retail – 0.2%
Big Lots, Inc.	9,268	72
Dillard's, Inc., Class A	1,535	620
		692
Building Products – 2.3%
AAON, Inc.	12,031	889
American Woodmark Corp.*	2,909	270
Apogee Enterprises, Inc.	6,294	336
AZEK (The) Co., Inc.*	19,387	742
AZZ, Inc.	4,316	251
CSW Industrials, Inc.	2,682	556
Gibraltar Industries, Inc.*	7,066	558
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Building Products – 2.3%continued
Griffon Corp.	10,210	$622
Insteel Industries, Inc.	7,591	291
JELD-WEN Holding, Inc.*	12,711	240
Masonite International Corp.*	5,250	444
PGT Innovations, Inc.*	13,096	533
Quanex Building Products Corp.	6,012	184
Resideo Technologies, Inc.*	24,838	467
Simpson Manufacturing Co., Inc.	8,697	1,722
UFP Industries, Inc.	12,660	1,589
Zurn Elkay Water Solutions Corp.	26,300	774
		10,468
Capital Markets – 2.4%
ArrowMark Financial Corp.	3,007	54
Artisan Partners Asset Management, Inc., Class A	8,678	383
Associated Capital Group, Inc., Class A	2,664	95
B. Riley Financial, Inc.	2,436	51
BGC Group, Inc., Class A	49,897	360
Cohen & Steers, Inc.	5,110	387
Diamond Hill Investment Group, Inc.	1,298	215
Donnelley Financial Solutions, Inc.*	602	37
Evercore, Inc., Class A	6,848	1,171
Federated Hermes, Inc.	16,681	565
Freedom Holding Corp.*	5,033	406
GAMCO Investors, Inc., Class A	7,410	142
Golub Capital BDC, Inc.	22,900	346
Hamilton Lane, Inc., Class A	5,121	581
Hercules Capital, Inc.	21,754	363
Houlihan Lokey, Inc.	7,598	911
Lazard, Inc.	14,539	506
Main Street Capital Corp.	10,834	468
Moelis & Co., Class A	11,052	620
Patria Investments Ltd., Class A	19,800	307
Piper Sandler Cos.	3,786	662
PJT Partners, Inc., Class A	4,132	421
Safeguard Scientifics, Inc.	826	1
Siebert Financial Corp.*	7,123	12
Sixth Street Specialty Lending, Inc.	9,992	216
StoneX Group, Inc.*	6,022	445
TPG, Inc.	10,100	436
Victory Capital Holdings, Inc., Class A	12,099	417
Virtus Investment Partners, Inc.	1,173	284

EQUITY FUNDS    113    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Capital Markets – 2.4%continued
Westwood Holdings Group, Inc.	2,368	$30
WisdomTree, Inc.	16,510	114
		11,006
Chemicals – 2.4%
Advanced Emissions Solutions, Inc.*	838	3
AdvanSix, Inc.	4,745	142
Alto Ingredients, Inc.*	9,824	26
American Vanguard Corp.	4,085	45
Aspen Aerogels, Inc.*	4,942	78
Avient Corp.	15,986	665
Balchem Corp.	6,201	922
Cabot Corp.	10,961	915
Element Solutions, Inc.	34,139	790
H.B. Fuller Co.	12,418	1,011
Hawkins, Inc.	7,939	559
Ingevity Corp.*	7,988	377
Innospec, Inc.	4,649	573
Intrepid Potash, Inc.*	880	21
Koppers Holdings, Inc.	8,218	421
Kronos Worldwide, Inc.	5,149	51
Livent Corp.*	27,523	495
LSB Industries, Inc.*	6,515	61
Mativ Holdings, Inc.	14,773	226
Minerals Technologies, Inc.	7,390	527
NewMarket Corp.	1,060	579
Orion S.A.	8,234	228
Quaker Chemical Corp.	3,947	842
Sensient Technologies Corp.	8,631	570
Stepan Co.	4,700	444
Tronox Holdings PLC	20,393	289
		10,860
Commercial Services & Supplies – 1.7%
ABM Industries, Inc.	12,846	576
ACCO Brands Corp.	20,519	125
ACV Auctions, Inc., Class A*	21,700	329
ARC Document Solutions, Inc.	7,087	23
Brady Corp., Class A	9,873	579
Brink's (The) Co.	9,348	822
Casella Waste Systems, Inc., Class A*	8,429	720
CECO Environmental Corp.*	2,043	41
Cimpress PLC*	5,146	412
Civeo Corp.	306	7
CompX International, Inc.	2,952	75
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Commercial Services & Supplies – 1.7%continued
CoreCivic, Inc.*	21,210	$308
Deluxe Corp.	8,605	185
Ennis, Inc.	6,193	136
HNI Corp.	9,134	382
Interface, Inc.	9,001	114
Liquidity Services, Inc.*	4,841	83
Matthews International Corp., Class A	7,118	261
MillerKnoll, Inc.	16,349	436
NL Industries, Inc.	8,463	47
Odyssey Marine Exploration, Inc.*	377	2
OPENLANE, Inc.*	25,152	372
Perma-Fix Environmental Services, Inc.*	1,434	11
Pitney Bowes, Inc.	28,768	127
Quad/Graphics, Inc.*	2,395	13
SP Plus Corp.*	5,046	259
Steelcase, Inc., Class A	18,977	257
UniFirst Corp.	2,950	540
Viad Corp.*	4,178	151
Virco Mfg. Corp.	4,606	55
VSE Corp.	4,661	301
		7,749
Communications Equipment – 0.7%
ADTRAN Holdings, Inc.	9,255	68
Applied Optoelectronics, Inc.*	8,255	159
Aviat Networks, Inc.*	2,961	97
BK Technologies Corp.*	367	5
Calix, Inc.*	8,933	390
Clearfield, Inc.*	4,804	140
CommScope Holding Co., Inc.*	35,482	100
Comtech Telecommunications Corp.	7,611	64
Digi International, Inc.*	10,554	274
DZS, Inc.*	670	1
Extreme Networks, Inc.*	20,110	355
Harmonic, Inc.*	18,567	242
Ituran Location and Control Ltd.	4,023	110
KVH Industries, Inc.*	8,079	43
Lumentum Holdings, Inc.*	11,700	613
NETGEAR, Inc.*	5,911	86
NetScout Systems, Inc.*	14,342	315
Ribbon Communications, Inc.*	4,866	14
Viavi Solutions, Inc.*	37,937	382
		3,458

NORTHERN FUNDS QUARTERLY REPORT     114    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Construction & Engineering – 1.8%
API Group Corp.*	31,044	$1,074
Arcosa, Inc.	10,720	886
Argan, Inc.	3,568	167
Comfort Systems U.S.A., Inc.	9,510	1,956
Dycom Industries, Inc.*	5,741	661
Fluor Corp.*	27,256	1,068
Granite Construction, Inc.	10,722	545
Great Lakes Dredge & Dock Corp.*	8,219	63
IES Holdings, Inc.*	1,656	131
INNOVATE Corp.*	1,551	2
Matrix Service Co.*	10,608	104
MYR Group, Inc.*	3,129	453
Northwest Pipe Co.*	5,173	156
Orion Group Holdings, Inc.*	2,825	14
Primoris Services Corp.	5,846	194
Sterling Infrastructure, Inc.*	7,736	680
Tutor Perini Corp.*	5,422	49
		8,203
Construction Materials – 0.3%
Summit Materials, Inc., Class A*	25,849	994
United States Lime & Minerals, Inc.	1,317	304
		1,298
Consumer Finance – 0.9%
Atlanticus Holdings Corp.*	1,345	52
Curo Group Holdings Corp.(1) *	193	—
Encore Capital Group, Inc.*	6,669	338
Enova International, Inc.*	4,784	265
EZCORP, Inc., Class A*	7,224	63
FirstCash Holdings, Inc.	8,083	876
Green Dot Corp., Class A*	10,950	108
LendingClub Corp.*	8,598	75
Medallion Financial Corp.	1,166	12
Navient Corp.	32,833	611
Nelnet, Inc., Class A	6,632	585
PRA Group, Inc.*	9,935	260
PROG Holdings, Inc.*	14,061	435
Upstart Holdings, Inc.*	11,100	454
World Acceptance Corp.*	1,712	224
		4,358
Consumer Staples Distribution & Retail – 0.7%
Andersons (The), Inc.	3,897	224
Chefs' Warehouse (The), Inc.*	3,129	92
Grocery Outlet Holding Corp.*	14,534	392
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Consumer Staples Distribution & Retail – 0.7%continued
Ingles Markets, Inc., Class A	5,441	$470
Natural Grocers by Vitamin Cottage, Inc.	1,755	28
PriceSmart, Inc.	4,074	309
Rite Aid Corp.*	9,010	2
SpartanNash Co.	6,838	157
Sprouts Farmers Market, Inc.*	23,893	1,149
United Natural Foods, Inc.*	8,380	136
Village Super Market, Inc., Class A	1,860	49
Weis Markets, Inc.	4,597	294
		3,302
Containers & Packaging – 0.3%
Greif, Inc., Class A	4,786	314
Myers Industries, Inc.	6,822	133
O-I Glass, Inc.*	22,880	375
Silgan Holdings, Inc.	10,976	497
TriMas Corp.	9,336	236
		1,555
Distributors – 0.0%
Weyco Group, Inc.	4,106	129
Diversified Consumer Services – 1.1%
2U, Inc.*	11,890	15
Adtalem Global Education, Inc.*	12,470	735
American Public Education, Inc.*	5,687	55
Duolingo, Inc.*	5,100	1,157
Graham Holdings Co., Class B	904	630
Grand Canyon Education, Inc.*	7,665	1,012
Laureate Education, Inc.	20,511	281
Perdoceo Education Corp.	9,865	173
Strategic Education, Inc.	4,284	396
Stride, Inc.*	6,530	388
Universal Technical Institute, Inc.*	3,322	41
WW International, Inc.*	7,900	69
		4,952
Diversified Real Estate Investment Trusts – 0.5%
Alexander & Baldwin, Inc.	12,659	241
American Assets Trust, Inc.	8,499	191
Armada Hoffler Properties, Inc.	5,916	73
Broadstone Net Lease, Inc.	23,782	410
CTO Realty Growth, Inc.	11,410	198
Empire State Realty Trust, Inc., Class A	25,074	243
Essential Properties Realty Trust, Inc.	15,628	399
Gladstone Commercial Corp.	5,550	73

EQUITY FUNDS    115    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Diversified Real Estate Investment Trusts – 0.5%continued
Global Net Lease, Inc.	29,233	$291
One Liberty Properties, Inc.	8,239	181
		2,300
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,005	167
ATN International, Inc.	2,337	91
Bandwidth, Inc., Class A*	2,992	43
Cogent Communications Holdings, Inc.	7,494	570
Consolidated Communications Holdings, Inc.*	14,553	63
IDT Corp., Class B*	5,188	177
Iridium Communications, Inc.	20,618	849
Liberty Latin America Ltd., Class C*	16,237	119
LICT Corp.*	7	127
Shenandoah Telecommunications Co.	8,886	192
		2,398
Electric Utilities – 0.8%
ALLETE, Inc.	11,912	728
MGE Energy, Inc.	8,326	602
Otter Tail Corp.	10,120	860
PNM Resources, Inc.	14,784	615
Portland General Electric Co.	19,517	846
		3,651
Electrical Equipment – 1.2%
Allient, Inc.	4,129	125
American Superconductor Corp.*	696	8
Array Technologies, Inc.*	25,900	435
Atkore, Inc.*	8,730	1,397
Babcock & Wilcox Enterprises, Inc.*	6,843	10
Encore Wire Corp.	3,861	825
EnerSys	8,117	819
GrafTech International Ltd.	29,328	64
LSI Industries, Inc.	4,822	68
NEXTracker, Inc., Class A*	8,500	398
Orion Energy Systems, Inc.*	2,963	3
Powell Industries, Inc.	4,145	366
Preformed Line Products Co.	1,859	249
Shoals Technologies Group, Inc., Class A*	29,300	455
Thermon Group Holdings, Inc.*	3,280	107
TPI Composites, Inc.*	6,081	25
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Electrical Equipment – 1.2%continued
Ultralife Corp.*	2,573	$17
Vicor Corp.*	5,780	260
		5,631
Electronic Equipment, Instruments & Components – 3.4%
Advanced Energy Industries, Inc.	6,791	740
Arlo Technologies, Inc.*	11,556	110
Avnet, Inc.	15,724	793
Badger Meter, Inc.	5,378	830
Bel Fuse, Inc., Class A	1,647	106
Bel Fuse, Inc., Class B	5,159	344
Belden, Inc.	7,014	542
Benchmark Electronics, Inc.	9,135	253
Climb Global Solutions, Inc.	5,443	298
Crane NXT Co.	8,200	466
CTS Corp.	5,126	224
Daktronics, Inc.*	7,972	68
ePlus, Inc.*	10,255	819
Fabrinet*	7,944	1,512
FARO Technologies, Inc.*	3,709	84
Frequency Electronics, Inc.	6,679	73
Hollysys Automation Technologies Ltd.*	8,712	230
Identiv, Inc.*	260	2
Insight Enterprises, Inc.*	9,079	1,609
Itron, Inc.*	8,348	630
Kimball Electronics, Inc.*	5,059	136
Knowles Corp.*	14,106	253
Methode Electronics, Inc.	8,105	184
nLight, Inc.*	12,099	163
Novanta, Inc.*	6,962	1,172
OSI Systems, Inc.*	5,129	662
PAR Technology Corp.*	4,690	204
PC Connection, Inc.	6,492	436
Plexus Corp.*	5,889	637
Powerfleet, Inc. NJ*	2,030	7
Rogers Corp.*	3,422	452
Sanmina Corp.*	12,693	652
ScanSource, Inc.*	4,523	179
TTM Technologies, Inc.*	16,103	255
Vishay Intertechnology, Inc.	20,416	489
Vishay Precision Group, Inc.*	5,648	192
		15,806
Energy Equipment & Services – 2.2%
Archrock, Inc.	25,800	397

NORTHERN FUNDS QUARTERLY REPORT     116    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Energy Equipment & Services – 2.2%continued
Bristow Group, Inc.*	6,681	$189
Cactus, Inc., Class A	10,603	481
ChampionX Corp.	36,508	1,066
DMC Global, Inc.*	5,519	104
Dril-Quip, Inc.*	6,216	145
ENGlobal Corp.*	775	1
Expro Group Holdings N.V.*	17,463	278
Forum Energy Technologies, Inc.*	555	12
Geospace Technologies Corp.*	6,342	82
Gulf Island Fabrication, Inc.*	5,271	23
Helix Energy Solutions Group, Inc.*	35,950	370
Helmerich & Payne, Inc.	17,048	618
KLX Energy Services Holdings, Inc.*	590	7
Liberty Energy, Inc.	24,989	453
Mammoth Energy Services, Inc.*	2,233	10
MIND Technology, Inc.*	370	2
Nabors Industries Ltd.*	1,755	143
Natural Gas Services Group, Inc.*	3,731	60
Newpark Resources, Inc.*	14,371	95
Next Bridge Hydrocarbons, Inc.(1) (2) (3) *	2,700	—
Nine Energy Service, Inc.*	2,833	8
Noble Corp. PLC	20,075	967
Oceaneering International, Inc.*	17,547	373
Oil States International, Inc.*	6,147	42
Patterson-UTI Energy, Inc.	61,311	662
ProPetro Holding Corp.*	10,571	89
SEACOR Marine Holdings, Inc.*	10,551	133
Solaris Oilfield Infrastructure, Inc., Class A	5,362	43
TETRA Technologies, Inc.*	11,964	54
Tidewater, Inc.*	9,210	664
Transocean Ltd.*	94,479	600
U.S. Silica Holdings, Inc.*	8,927	101
Valaris Ltd.*	10,602	727
Weatherford International PLC*	11,600	1,135
		10,134
Entertainment – 0.3%
Atlanta Braves Holdings, Inc., ClassC*	20,273	802
IMAX Corp.*	6,562	99
Madison Square Garden Entertainment Corp.*	4,215	134
Marcus (The) Corp.	5,193	76
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Entertainment – 0.3%continued
Reading International, Inc., Class A*	4,201	$8
Sphere Entertainment Co.*	4,215	143
		1,262
Financial Services – 2.2%
Acacia Research Corp.*	7,413	29
A-Mark Precious Metals, Inc.	9,618	291
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,816	218
BM Technologies, Inc.*	1,134	2
California First Leasing Corp.*	1,510	25
Cannae Holdings, Inc.*	13,633	266
Cass Information Systems, Inc.	2,156	97
Enact Holdings, Inc.	21,900	633
Essent Group Ltd.	19,248	1,015
EVERTEC, Inc.	11,024	451
Federal Agricultural Mortgage Corp., Class C	1,249	239
Flywire Corp.*	14,900	345
I3 Verticals, Inc., Class A*	3,838	81
Jackson Financial, Inc., Class A	11,512	589
Lesaka Technologies, Inc.*	5,996	19
Marqeta, Inc., Class A*	66,765	466
Mr Cooper Group, Inc.*	10,820	705
NCR Atleos Corp.*	10,032	244
NMI Holdings, Inc., Class A*	12,143	360
Ocwen Financial Corp.*	25	1
Pagseguro Digital Ltd., Class A*	43,700	545
Paymentus Holdings, Inc., Class A*	19,600	350
PennyMac Financial Services, Inc.	6,490	574
Radian Group, Inc.	33,612	960
Security National Financial Corp., Class A*	8,012	72
StoneCo Ltd., Class A*	42,100	759
Walker & Dunlop, Inc.	7,748	860
Waterstone Financial, Inc.	4,897	70
		10,266
Food Products – 1.0%
Alico, Inc.	6,072	177
B&G Foods, Inc.	13,065	137
Bridgford Foods Corp.*	5,585	61
Calavo Growers, Inc.	2,955	87
Cal-Maine Foods, Inc.	7,286	418
Farmer Bros. Co.*	4,093	13
Fresh Del Monte Produce, Inc.	5,851	154

EQUITY FUNDS    117    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Food Products – 1.0%continued
Hain Celestial Group (The), Inc.*	14,002	$153
J&J Snack Foods Corp.	3,493	584
John B. Sanfilippo & Son, Inc.	1,342	138
Lancaster Colony Corp.	3,846	640
Lifeway Foods, Inc.*	2,244	30
Limoneira Co.	2,794	58
Nomad Foods Ltd.*	29,834	506
Seneca Foods Corp., Class A*	5,077	266
Simply Good Foods (The) Co.*	16,085	637
Tootsie Roll Industries, Inc.	10,906	362
TreeHouse Foods, Inc.*	8,618	357
		4,778
Gas Utilities – 0.9%
Chesapeake Utilities Corp.	4,365	461
New Jersey Resources Corp.	19,684	878
Northwest Natural Holding Co.	7,551	294
ONE Gas, Inc.	15,178	967
RGC Resources, Inc.	1,688	34
Southwest Gas Holdings, Inc.	11,425	724
Spire, Inc.	11,153	695
		4,053
Ground Transportation – 0.4%
ArcBest Corp.	5,074	610
Covenant Logistics Group, Inc.	4,573	211
Heartland Express, Inc.	15,041	214
Marten Transport Ltd.	10,532	221
P.A.M. Transportation Services, Inc.*	7,575	157
Universal Logistics Holdings, Inc.	5,328	149
Werner Enterprises, Inc.	9,055	384
		1,946
Health Care Equipment & Supplies – 3.4%
Accuray, Inc.*	11,551	33
Alphatec Holdings, Inc.*	17,593	266
AngioDynamics, Inc.*	10,315	81
Apyx Medical Corp.*	4,122	11
Artivion, Inc.*	9,927	177
AtriCure, Inc.*	10,472	374
Atrion Corp.	247	94
Avanos Medical, Inc.*	11,909	267
Axogen, Inc.*	9,884	67
Axonics, Inc.*	7,660	477
Beyond Air, Inc.*	13,973	27
BioSig Technologies, Inc.*	9,286	4
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Health Care Equipment & Supplies – 3.4%continued
Bioventus, Inc., Class A*	6,777	$36
Cerus Corp.*	47,049	102
CONMED Corp.	5,697	624
Cutera, Inc.*	7,790	27
Daxor Corp.(1) *	37	—
Electromed, Inc.*	6,224	68
Embecta Corp.	9,610	182
Enovis Corp.*	8,026	450
Establishment Labs Holdings, Inc.*	5,206	135
FONAR Corp.*	9,083	178
Glaukos Corp.*	7,153	569
Globus Medical, Inc., Class A*	6,674	356
Haemonetics Corp.*	8,079	691
ICU Medical, Inc.*	3,300	329
Inari Medical, Inc.*	8,600	558
Inmode Ltd.*	12,579	280
Inogen, Inc.*	2,703	15
Inspire Medical Systems, Inc.*	4,711	958
Integer Holdings Corp.*	7,708	764
iRadimed Corp.	6,572	312
Kewaunee Scientific Corp.*	2,472	72
Lantheus Holdings, Inc.*	13,142	815
LeMaitre Vascular, Inc.	10,101	573
LENSAR, Inc.*	1,867	7
LivaNova PLC*	10,063	521
Merit Medical Systems, Inc.*	12,459	946
Neogen Corp.*	36,017	724
Nevro Corp.*	11,881	256
Omnicell, Inc.*	9,341	351
OraSure Technologies, Inc.*	18,886	155
Orthofix Medical, Inc.*	14,025	189
OrthoPediatrics Corp.*	2,983	97
Pro-Dex, Inc.*	5,477	95
Pulse Biosciences, Inc.*	18,445	226
Retractable Technologies, Inc.*	16,526	18
Semler Scientific, Inc.*	4,393	195
SI-BONE, Inc.*	5,669	119
Sientra, Inc.(1) *	11	—
STAAR Surgical Co.*	8,647	270
Stereotaxis, Inc.*	818	1
Surmodics, Inc.*	4,874	177
Tactile Systems Technology, Inc.*	2,763	39
UFP Technologies, Inc.*	3,672	632
Utah Medical Products, Inc.	2,974	250

NORTHERN FUNDS QUARTERLY REPORT     118    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Health Care Equipment & Supplies – 3.4%continued
Varex Imaging Corp.*	11,327	$232
Zynex, Inc.*	9,748	106
		15,578
Health Care Providers & Services – 2.9%
AdaptHealth Corp.*	11,465	84
Addus HomeCare Corp.*	4,007	372
Agiliti, Inc.*	18,800	149
Amedisys, Inc.*	5,150	490
AMN Healthcare Services, Inc.*	10,081	755
Apollo Medical Holdings, Inc.*	9,723	372
Brookdale Senior Living, Inc.*	39,872	232
CareMax, Inc.*	12,873	6
Castle Biosciences, Inc.*	2,638	57
Community Health Systems, Inc.*	20,665	65
CorVel Corp.*	4,986	1,233
Cross Country Healthcare, Inc.*	13,265	300
Cryo-Cell International, Inc.*	750	4
DocGo, Inc.*	12,475	70
Ensign Group (The), Inc.	12,665	1,421
Enzo Biochem, Inc.*	15,550	22
Fulgent Genetics, Inc.*	5,871	170
Great Elm Group, Inc.*	1,997	4
HealthEquity, Inc.*	12,771	847
Joint (The) Corp.*	3,792	36
LifeStance Health Group, Inc.*	52,600	412
ModivCare, Inc.*	3,422	150
National HealthCare Corp.	4,097	379
National Research Corp.	3,334	132
NeoGenomics, Inc.*	20,065	325
OPKO Health, Inc.*	88,752	134
Option Care Health, Inc.*	27,835	938
Owens & Minor, Inc.*	10,036	193
Patterson Cos., Inc.	21,909	623
Pennant Group (The), Inc.*	5,304	74
PetIQ, Inc.*	7,064	139
Premier, Inc., Class A	19,600	438
Privia Health Group, Inc.*	16,100	371
Progyny, Inc.*	10,437	388
R1 RCM, Inc.*	19,766	209
RadNet, Inc.*	10,255	357
Select Medical Holdings Corp.	24,275	570
Sonida Senior Living, Inc.*	345	3
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Health Care Providers & Services – 2.9%continued
Surgery Partners, Inc.*	12,052	$386
U.S. Physical Therapy, Inc.	3,344	311
		13,221
Health Care Real Estate Investment Trusts – 0.5%
CareTrust REIT, Inc.	17,521	392
Community Healthcare Trust, Inc.	3,869	103
Diversified Healthcare Trust	36,640	137
Global Medical REIT, Inc.	9,651	107
LTC Properties, Inc.	7,185	231
National Health Investors, Inc.	8,330	465
Physicians Realty Trust	36,811	490
Sabra Health Care REIT, Inc.	37,934	542
		2,467
Health Care Technology – 0.6%
American Well Corp., Class A*	32,363	48
CareCloud, Inc.*	13,336	20
Certara, Inc.*	18,709	329
Computer Programs and Systems, Inc.*	8,689	97
Evolent Health, Inc., Class A*	21,670	716
GoodRx Holdings, Inc., Class A*	66,000	442
HealthStream, Inc.	5,846	158
Multiplan Corp.*	63,759	92
OptimizeRx Corp.*	5,159	74
Schrodinger, Inc.*	10,000	358
Simulations Plus, Inc.	4,611	207
Veradigm, Inc.*	35,303	370
		2,911
Hotel & Resort Real Estate Investment Trusts – 1.0%
Apple Hospitality REIT, Inc.	38,973	647
Braemar Hotels & Resorts, Inc.	13,844	35
Chatham Lodging Trust	6,865	74
DiamondRock Hospitality Co.	42,698	401
Park Hotels & Resorts, Inc.	39,372	602
Pebblebrook Hotel Trust	23,864	381
RLJ Lodging Trust	34,101	400
Ryman Hospitality Properties, Inc.	9,086	1,000
Service Properties Trust	30,317	259
Sotherly Hotels, Inc.*	2,334	3
Summit Hotel Properties, Inc.	13,325	89
Sunstone Hotel Investors, Inc.	41,741	448
Xenia Hotels & Resorts, Inc.	20,751	283
		4,622

EQUITY FUNDS    119    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Hotels, Restaurants & Leisure – 2.2%
Arcos Dorados Holdings, Inc., Class A	36,820	$467
Biglari Holdings, Inc., Class B*	810	134
BJ's Restaurants, Inc.*	5,529	199
Bloomin' Brands, Inc.	13,900	391
Brinker International, Inc.*	5,700	246
Canterbury Park Holding Corp.	1,418	29
Carrols Restaurant Group, Inc.	6,821	54
Chuy's Holdings, Inc.*	4,380	167
Cracker Barrel Old Country Store, Inc.	4,801	370
Dave & Buster's Entertainment, Inc.*	10,759	579
Denny's Corp.*	14,497	158
Dine Brands Global, Inc.	3,158	157
Dutch Bros., Inc., Class A*	11,400	361
El Pollo Loco Holdings, Inc.(1) *	15	—
Everi Holdings, Inc.*	14,612	165
Golden Entertainment, Inc.	717	29
Hilton Grand Vacations, Inc.*	13,783	554
International Game Technology PLC	15,464	424
Jack in the Box, Inc.	4,152	339
Light & Wonder, Inc.*	16,082	1,320
Monarch Casino & Resort, Inc.	1,545	107
Nathan's Famous, Inc.	1,574	123
Papa John's International, Inc.	4,999	381
Red Robin Gourmet Burgers, Inc.*	4,349	54
Red Rock Resorts, Inc., Class A	12,252	653
Shake Shack, Inc., Class A*	4,941	366
Texas Roadhouse, Inc.	12,826	1,568
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	15,020	587
		9,982
Household Durables – 2.2%
Beazer Homes U.S.A., Inc.*	5,126	173
Cavco Industries, Inc.*	1,903	660
Century Communities, Inc.	3,677	335
Ethan Allen Interiors, Inc.	5,251	168
Flexsteel Industries, Inc.	4,401	83
GoPro, Inc., Class A*	15,437	54
Hamilton Beach Brands Holding Co., Class A	2,865	50
Hooker Furnishings Corp.	1,641	43
Hovnanian Enterprises, Inc., Class A*	350	54
Installed Building Products, Inc.	4,667	853
iRobot Corp.*	5,549	215
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Household Durables – 2.2%continued
KB Home	15,811	$988
La-Z-Boy, Inc.	9,318	344
Lifetime Brands, Inc.	587	4
M/I Homes, Inc.*	4,222	581
MDC Holdings, Inc.	11,304	625
Meritage Homes Corp.	6,684	1,164
Nobility Homes, Inc.	849	29
Skyline Champion Corp.*	9,974	741
Sonos, Inc.*	16,531	283
Taylor Morrison Home Corp.*	23,275	1,242
Tri Pointe Homes, Inc.*	22,494	796
Universal Electronics, Inc.*	3,848	36
VOXX International Corp.*	3,638	39
Worthington Enterprises, Inc.	12,047	693
		10,253
Household Products – 0.5%
Central Garden & Pet Co., Class A*	7,507	331
Energizer Holdings, Inc.	11,229	356
Oil-Dri Corp. of America	4,005	269
Spectrum Brands Holdings, Inc.	6,900	550
WD-40 Co.	2,600	621
		2,127
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class A	1,719	44
Clearway Energy, Inc., Class C	16,720	459
Ormat Technologies, Inc.	8,328	631
		1,134
Industrial Real Estate Investment Trusts – 0.6%
Industrial Logistics Properties Trust	10,873	51
Innovative Industrial Properties, Inc.	4,800	484
LXP Industrial Trust	41,933	416
Plymouth Industrial REIT, Inc.	5,058	122
STAG Industrial, Inc.	27,757	1,090
Terreno Realty Corp.	12,782	801
		2,964
Insurance – 2.5%
Ambac Financial Group, Inc.*	6,406	106
American Coastal Insurance Corp.*	4,767	45
American Equity Investment Life Holding Co.*	20,702	1,155
AMERISAFE, Inc.	3,696	173
Assured Guaranty Ltd.	10,702	801
Atlantic American Corp.	6,583	16

NORTHERN FUNDS QUARTERLY REPORT     120    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Insurance – 2.5%continued
Brighthouse Financial, Inc.*	12,683	$671
Citizens, Inc.*	6,123	16
CNO Financial Group, Inc.	40,668	1,135
Donegal Group, Inc., Class A	5,336	75
Employers Holdings, Inc.	9,062	357
Enstar Group Ltd.*	1,712	504
F&G Annuities & Life, Inc.	17,000	782
Genworth Financial, Inc., Class A*	69,798	466
Greenlight Capital Re Ltd., Class A*	13,849	158
Investors Title Co.	684	111
Kansas City Life Insurance Co.	1,810	63
Kemper Corp.	9,845	479
Maiden Holdings Ltd.*	5,035	12
MBIA, Inc.*	18,710	114
Mercury General Corp.	4,228	158
National Western Life Group, Inc., Class A	1,099	531
ProAssurance Corp.	13,230	182
RLI Corp.	8,024	1,068
Safety Insurance Group, Inc.	2,420	184
Selective Insurance Group, Inc.	10,722	1,067
SiriusPoint Ltd.*	13,161	153
Stewart Information Services Corp.	2,999	176
United Fire Group, Inc.	4,371	88
Universal Insurance Holdings, Inc.	4,645	74
White Mountains Insurance Group Ltd.	450	677
		11,597
Interactive Media & Services – 0.7%
Angi, Inc.*	83,590	208
Bumble, Inc., Class A*	14,235	210
Cargurus, Inc.*	15,111	365
Cars.com, Inc.*	10,506	199
EverQuote, Inc., Class A*	4,607	56
QuinStreet, Inc.*	16,414	210
Shutterstock, Inc.	3,768	182
Travelzoo*	5,295	51
TripAdvisor, Inc.*	16,964	365
Yelp, Inc.*	15,222	721
Ziff Davis, Inc.*	8,479	570
ZipRecruiter, Inc., Class A*	13,176	183
		3,320
IT Services – 0.6%
Alithya Group, Inc., Class A*	5,632	7
Brightcove, Inc.*	9,154	24
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
IT Services – 0.6%continued
CSP, Inc.	1,379	$28
Fastly, Inc., Class A*	20,100	358
Hackett Group (The), Inc.	7,274	166
Information Services Group, Inc.	4,074	19
Kyndryl Holdings, Inc.*	35,100	729
Perficient, Inc.*	8,073	531
Tucows, Inc., Class A*	1,685	45
Unisys Corp.*	6,134	34
Wix.com Ltd.*	8,328	1,025
		2,966
Leisure Products – 0.3%
Acushnet Holdings Corp.	6,294	398
American Outdoor Brands, Inc.*	2,625	22
Clarus Corp.	5,350	37
Escalade, Inc.	5,150	103
JAKKS Pacific, Inc.*	577	20
Johnson Outdoors, Inc., Class A	3,310	177
Malibu Boats, Inc., Class A*	3,775	207
Marine Products Corp.	7,360	84
Sturm Ruger & Co., Inc.	2,744	125
Topgolf Callaway Brands Corp.*	15,867	227
		1,400
Life Sciences Tools & Services – 0.4%
Alpha Teknova, Inc.*	2,804	10
Azenta, Inc.*	12,306	802
BioLife Solutions, Inc.*	10,242	166
Champions Oncology, Inc.*	6,756	37
Codexis, Inc.*	9,887	30
CryoPort, Inc.*	5,879	91
Harvard Bioscience, Inc.*	25,069	134
Lifecore Biomedical, Inc.*	4,362	27
Maravai LifeSciences Holdings, Inc., Class A*	17,419	114
Mesa Laboratories, Inc.	771	81
Nautilus Biotechnology, Inc.*	19,833	59
OmniAb, Inc.*	22,228	137
Personalis, Inc.*	7,474	16
Quanterix Corp.*	4,200	115
Standard BioTools, Inc.*	16,964	38
		1,857
Machinery – 3.9%
Alamo Group, Inc.	2,218	466
Albany International Corp., Class A	6,090	598

EQUITY FUNDS    121    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Machinery – 3.9%continued
Astec Industries, Inc.	5,443	$203
Barnes Group, Inc.	11,111	363
Columbus McKinnon Corp.	3,238	126
Conrad Industries, Inc.*	100	1
Douglas Dynamics, Inc.	4,284	127
Eastern (The) Co.	1,646	36
Enerpac Tool Group Corp.	12,059	375
Enpro, Inc.	3,675	576
Esab Corp.	8,634	748
ESCO Technologies, Inc.	5,557	650
Federal Signal Corp.	15,155	1,163
Franklin Electric Co., Inc.	9,027	872
FreightCar America, Inc.*	1,784	5
Gorman-Rupp (The) Co.	6,209	221
Graham Corp.*	4,347	83
Greenbrier (The) Cos., Inc.	4,822	213
Helios Technologies, Inc.	3,771	171
Hillenbrand, Inc.	14,586	698
Hurco Cos., Inc.	1,724	37
Hyster-Yale Materials Handling, Inc.	3,571	222
John Bean Technologies Corp.	6,121	609
Kadant, Inc.	1,916	537
Kennametal, Inc.	16,861	435
L.B. Foster Co., Class A*	2,046	45
Lindsay Corp.	2,072	268
Miller Industries, Inc.	3,148	133
Mueller Industries, Inc.	22,384	1,055
Mueller Water Products, Inc., Class A	32,132	463
Omega Flex, Inc.	1,609	113
Proto Labs, Inc.*	5,111	199
RBC Bearings, Inc.*	4,960	1,413
Shyft Group (The), Inc.	3,464	42
SPX Technologies, Inc.*	10,224	1,033
Standex International Corp.	3,929	622
Stratasys Ltd.*	8,886	127
Taylor Devices, Inc.*	1,387	31
Tennant Co.	3,864	358
Terex Corp.	10,720	616
Titan International, Inc.*	11,865	177
Trinity Industries, Inc.	18,066	480
Twin Disc, Inc.	3,295	53
Wabash National Corp.	6,370	163
Watts Water Technologies, Inc., Class A	5,778	1,204
		18,130
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Marine Transportation – 0.5%
Golden Ocean Group Ltd.	21,641	$211
Kirby Corp.*	10,304	809
Matson, Inc.	9,901	1,085
Star Bulk Carriers Corp.	19,675	418
		2,523
Media – 0.5%
AMC Networks, Inc., Class A*	7,507	141
Boston Omaha Corp., Class A(1) *	1	—
Cumulus Media, Inc., Class A*	6,290	33
Daily Journal Corp.*	329	112
Emerald Holding, Inc.*	9,135	54
EW Scripps (The) Co., Class A*	9,608	77
Gannett Co., Inc.*	22,903	53
Gray Television, Inc.	22,400	201
Harte Hanks, Inc.*	929	6
iHeartMedia, Inc., Class A*	18,232	49
John Wiley & Sons, Inc., Class A	9,086	288
Magnite, Inc.*	11,459	107
Marchex, Inc., Class B*	8,009	11
Saga Communications, Inc., Class A	1,380	31
Scholastic Corp.	6,760	255
Sinclair, Inc.	10,802	141
TechTarget, Inc.*	4,137	144
TEGNA, Inc.	39,078	598
		2,301
Metals & Mining – 1.9%
Alpha Metallurgical Resources, Inc.	4,284	1,452
Ampco-Pittsburgh Corp.*	2,028	6
Arch Resources, Inc.	2,360	392
Ascent Industries Co.*	108	1
ATI, Inc.*	23,900	1,087
Carpenter Technology Corp.	10,816	766
Coeur Mining, Inc.*	45,552	148
Commercial Metals Co.	22,366	1,119
Constellium S.E.*	26,118	521
Contango ORE, Inc.*	272	5
Fortitude Gold Corp.	4,544	27
Haynes International, Inc.	2,238	128
Hecla Mining Co.	93,338	449
Kaiser Aluminum Corp.	2,987	213
Materion Corp.	6,677	869
Olympic Steel, Inc.	3,220	215
Piedmont Lithium, Inc.*	1,820	51

NORTHERN FUNDS QUARTERLY REPORT     122    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Metals & Mining – 1.9%continued
Schnitzer Steel Industries, Inc., Class A	2,904	$88
SunCoke Energy, Inc.	2,592	28
Tredegar Corp.	6,616	36
Universal Stainless & Alloy Products, Inc.*	3,404	68
Warrior Met Coal, Inc.	11,506	701
Worthington Steel, Inc.*	12,047	338
		8,708
Mortgage Real Estate Investment Trusts – 0.6%
ACRES Commercial Realty Corp.*	3,111	30
AG Mortgage Investment Trust, Inc.	2,481	16
Apollo Commercial Real Estate Finance, Inc.	32,327	379
Arbor Realty Trust, Inc.	24,485	372
ARMOUR Residential REIT, Inc.	1,477	29
Blackstone Mortgage Trust, Inc., Class A	25,379	540
BrightSpire Capital, Inc.	11,779	88
Cherry Hill Mortgage Investment Corp.	4,069	16
Dynex Capital, Inc.	3,601	45
Ellington Financial, Inc.	1,444	18
Ellington Residential Mortgage REIT	4,656	29
Franklin BSP Realty Trust, Inc.	8,320	112
Granite Point Mortgage Trust, Inc.	6,031	36
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,300	339
Invesco Mortgage Capital, Inc.	2,291	20
Ladder Capital Corp.	27,287	314
New York Mortgage Trust, Inc.	10,850	93
Orchid Island Capital, Inc.	1,187	10
Ready Capital Corp.	4,882	50
Redwood Trust, Inc.	11,513	85
Two Harbors Investment Corp.	8,447	118
		2,739
Multi-Utilities – 0.4%
Avista Corp.	13,579	485
Black Hills Corp.	12,600	680
Northwestern Energy Group, Inc.	11,190	569
Unitil Corp.	3,611	190
		1,924
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	32,018	173
City Office REIT, Inc.	13,469	82
COPT Defense Properties	18,894	484
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Office Real Estate Investment Trusts – 0.7%continued
Creative Media & Community Trust Corp.	934	$4
Douglas Emmett, Inc.	28,500	413
Easterly Government Properties, Inc.	15,210	204
Equity Commonwealth	19,688	378
Franklin Street Properties Corp.	15,838	41
Highwoods Properties, Inc.	18,200	418
Hudson Pacific Properties, Inc.	24,706	230
Paramount Group, Inc.	33,701	174
Piedmont Office Realty Trust, Inc., Class A	22,914	163
SL Green Realty Corp.	11,200	506
		3,270
Oil, Gas & Consumable Fuels – 4.4%
Adams Resources & Energy, Inc.	4,178	109
Ardmore Shipping Corp.	22,169	312
Baytex Energy Corp.	38,895	129
California Resources Corp.	13,742	751
Callon Petroleum Co.*	4,297	139
Centrus Energy Corp., Class A*	836	46
Chord Energy Corp.	7,224	1,201
Civitas Resources, Inc.	12,833	878
Clean Energy Fuels Corp.*	14,201	54
CNX Resources Corp.*	25,724	515
Comstock Resources, Inc.	16,468	146
CONSOL Energy, Inc.	6,440	647
Crescent Energy Co., Class A	3,431	45
CVR Energy, Inc.	7,311	222
Delek U.S. Holdings, Inc.	11,537	298
DHT Holdings, Inc.	28,591	281
Dorian LPG Ltd.	729	32
Equitrans Midstream Corp.	66,496	677
Evolution Petroleum Corp.	17,614	102
Frontline PLC	25,332	508
FutureFuel Corp.	6,971	42
Golar LNG Ltd.	22,813	525
Green Plains, Inc.*	15,906	401
Gulfport Energy Corp.*	1,717	229
Hallador Energy Co.*	12,251	108
International Seaways, Inc.	9,621	438
Kosmos Energy Ltd.*	65,395	439
Magnolia Oil & Gas Corp., Class A	29,811	635
Matador Resources Co.	20,081	1,142
Murphy Oil Corp.	26,328	1,123

EQUITY FUNDS    123    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Oil, Gas & Consumable Fuels – 4.4%continued
NACCO Industries, Inc., Class A	3,869	$141
Navigator Holdings Ltd.	12,607	183
Nordic American Tankers Ltd.	12,347	52
Northern Oil and Gas, Inc.	14,035	520
Par Pacific Holdings, Inc.*	4,770	174
PBF Energy, Inc., Class A	15,648	688
Peabody Energy Corp.	21,062	512
Permian Resources Corp.	62,090	844
PHX Minerals, Inc.	6,954	22
PrimeEnergy Resources Corp.*	1,540	164
REX American Resources Corp.*	11,686	553
Riviera Resources, Inc.(2) *	6,246	—
SandRidge Energy, Inc.	4,615	63
Scorpio Tankers, Inc.	12,090	735
SFL Corp. Ltd.	19,774	223
SilverBow Resources, Inc.*	3,101	90
Sitio Royalties Corp., Class A	15,000	353
SM Energy Co.	21,701	840
Talos Energy, Inc.*	20,800	296
Teekay Corp.*	14,628	105
Teekay Tankers Ltd., Class A	1,797	90
Uranium Energy Corp.*	68,183	436
VAALCO Energy, Inc.	17,007	76
Viper Energy, Inc.	13,300	417
Vital Energy, Inc.*	2,769	126
Voc Energy Trust	11,161	80
W&T Offshore, Inc.	40,627	133
World Kinect Corp.	11,899	271
		20,361
Paper & Forest Products – 0.0%
Clearwater Paper Corp.*	3,487	126
Glatfelter Corp.*	7,861	15
		141
Passenger Airlines – 0.3%
Copa Holdings S.A., Class A	6,149	654
Hawaiian Holdings, Inc.*	10,006	142
SkyWest, Inc.*	11,275	588
		1,384
Personal Care Products – 0.9%
BellRing Brands, Inc.*	22,415	1,242
Edgewell Personal Care Co.	10,444	383
elf Beauty, Inc.*	8,500	1,227
Inter Parfums, Inc.	3,659	527
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Personal Care Products – 0.9%continued
Medifast, Inc.	3,789	$255
Natural Alternatives International, Inc.*	1,413	9
Nature's Sunshine Products, Inc.*	3,580	62
Nu Skin Enterprises, Inc., Class A	12,987	252
United-Guardian, Inc.	502	4
USANA Health Sciences, Inc.*	2,223	119
		4,080
Pharmaceuticals – 1.5%
Aclaris Therapeutics, Inc.*	2,913	3
Amneal Pharmaceuticals, Inc.*	38,479	233
Amphastar Pharmaceuticals, Inc.*	10,685	661
ANI Pharmaceuticals, Inc.*	3,544	195
Arvinas, Inc.*	4,700	193
Assertio Holdings, Inc.*	2,602	3
Atea Pharmaceuticals, Inc.*	10,102	31
Axsome Therapeutics, Inc.*	4,497	358
Cara Therapeutics, Inc.*	10,309	8
Cassava Sciences, Inc.*	4,800	108
Collegium Pharmaceutical, Inc.*	15,612	480
Corcept Therapeutics, Inc.*	28,170	915
Cumberland Pharmaceuticals, Inc.(1) *	232	—
Cymabay Therapeutics, Inc.*	11,800	279
Endo International PLC(1) *	2,100	—
Enliven Therapeutics, Inc.*	8,800	122
Esperion Therapeutics, Inc.*	10,976	33
Fulcrum Therapeutics, Inc.*	5,276	36
Harmony Biosciences Holdings, Inc.*	3,546	114
Harrow, Inc.*	15,928	178
Innoviva, Inc.*	25,801	414
Ligand Pharmaceuticals, Inc.*	4,573	327
Ocular Therapeutix, Inc.*	395	2
Omeros Corp.*	15,541	51
Optinose, Inc.(1) *	249	—
Otonomy, Inc.(2) *	400	—
Pacira BioSciences, Inc.*	10,849	366
Phibro Animal Health Corp., Class A	8,190	95
Prestige Consumer Healthcare, Inc.*	11,659	714
Relmada Therapeutics, Inc.*	2,076	9
scPharmaceuticals, Inc.*	11,831	74
SIGA Technologies, Inc.	6,742	38
Supernus Pharmaceuticals, Inc.*	10,507	304
Theravance Biopharma, Inc.*	9,440	106
Tilray Brands, Inc.*	119,800	275

NORTHERN FUNDS QUARTERLY REPORT     124    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Pharmaceuticals – 1.5%continued
Verrica Pharmaceuticals, Inc.*	7,914	$58
WaVe Life Sciences Ltd.*	7,253	37
		6,820
Professional Services – 2.6%
Alight, Inc., Class A*	57,835	493
ASGN, Inc.*	9,688	932
Asure Software, Inc.*	1,184	11
Barrett Business Services, Inc.	4,368	506
CBIZ, Inc.*	21,881	1,370
Conduent, Inc.*	27,840	102
CRA International, Inc.	3,683	364
CSG Systems International, Inc.	7,048	375
DLH Holdings Corp.*	1,207	19
ExlService Holdings, Inc.*	30,680	947
Exponent, Inc.	11,363	1,000
Forrester Research, Inc.*	6,084	163
Franklin Covey Co.*	4,635	202
Heidrick & Struggles International, Inc.	6,193	183
Huron Consulting Group, Inc.*	3,742	385
ICF International, Inc.	3,732	500
Insperity, Inc.	7,741	907
Kelly Services, Inc., Class A	4,627	100
Korn Ferry	10,828	643
Maximus, Inc.	15,433	1,294
NV5 Global, Inc.*	2,680	298
Parsons Corp.*	2,239	140
Resources Connection, Inc.	7,367	104
Steel Connect, Inc.*	1,157	11
TrueBlue, Inc.*	7,409	114
TTEC Holdings, Inc.	4,036	87
Verra Mobility Corp.*	24,453	563
Where Food Comes From, Inc.*	275	4
Willdan Group, Inc.*	2,886	62
		11,879
Real Estate Management & Development – 0.5%
Altisource Asset Management Corp.*	950	4
American Realty Investors, Inc.*	1,723	30
AMREP Corp.*	1,659	36
Anywhere Real Estate, Inc.*	17,547	142
Cushman & Wakefield PLC*	20,219	218
Douglas Elliman, Inc.	6,298	19
eXp World Holdings, Inc.	10,437	162
Forestar Group, Inc.*	10,093	334
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Real Estate Management & Development – 0.5%continued
FRP Holdings, Inc.*	1,047	$66
Kennedy-Wilson Holdings, Inc.	22,451	278
Newmark Group, Inc., Class A	22,825	250
RE/MAX Holdings, Inc., Class A	5,990	80
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	6,211	374
Star Holdings*	2,793	42
Stratus Properties, Inc.*	1,457	42
Tejon Ranch Co.*	7,674	132
Transcontinental Realty Investors, Inc.*	400	14
		2,225
Residential Real Estate Investment Trusts – 0.3%
Bluerock Homes Trust, Inc.	1,644	23
BRT Apartments Corp.	3,024	56
Centerspace	1,615	94
Elme Communities	14,573	213
Independence Realty Trust, Inc.	16,417	251
NexPoint Residential Trust, Inc.	3,672	127
UMH Properties, Inc.	7,967	122
Veris Residential, Inc.	16,778	264
		1,150
Retail Real Estate Investment Trusts – 1.3%
Acadia Realty Trust	16,725	284
Agree Realty Corp.	13,477	849
Alexander's, Inc.	629	134
Getty Realty Corp.	7,230	211
InvenTrust Properties Corp.	12,267	311
Kite Realty Group Trust	39,835	911
Macerich (The) Co.	26,267	405
Phillips Edison & Co., Inc.	20,751	757
Retail Opportunity Investments Corp.	24,474	343
RPT Realty	16,154	207
Saul Centers, Inc.	1,935	76
SITE Centers Corp.	22,363	305
Tanger, Inc.	14,827	411
Urban Edge Properties	21,000	384
Whitestone REIT	15,441	190
		5,778
Semiconductors & Semiconductor Equipment – 3.2%
ACM Research, Inc., Class A*	10,478	205
Alpha & Omega Semiconductor Ltd.*	5,201	136
Ambarella, Inc.*	5,807	356
Amkor Technology, Inc.	23,112	769

EQUITY FUNDS    125    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Semiconductors & Semiconductor Equipment – 3.2%continued
Amtech Systems, Inc.*	597	$3
Axcelis Technologies, Inc.*	10,859	1,408
Canadian Solar, Inc.*	9,489	249
CEVA, Inc.*	4,196	95
Cohu, Inc.*	4,732	167
Credo Technology Group Holding Ltd.*	16,100	313
Diodes, Inc.*	8,596	692
FormFactor, Inc.*	13,579	566
Ichor Holdings Ltd.*	3,988	134
inTEST Corp.*	4,758	65
Kopin Corp.*	13,987	28
Kulicke & Soffa Industries, Inc.	11,971	655
MACOM Technology Solutions Holdings, Inc.*	9,543	887
MagnaChip Semiconductor Corp.*	3,723	28
MaxLinear, Inc.*	11,885	283
Meta Materials, Inc.(1) *	1,350	—
Nova Ltd.*	2,913	400
NVE Corp.	1,962	154
Onto Innovation, Inc.*	8,914	1,363
PDF Solutions, Inc.*	14,323	460
Photronics, Inc.*	6,856	215
Power Integrations, Inc.	9,738	800
Rambus, Inc.*	19,039	1,299
Semtech Corp.*	12,343	270
Silicon Laboratories, Inc.*	7,801	1,032
SMART Global Holdings, Inc.*	14,454	274
Synaptics, Inc.*	6,835	780
Ultra Clean Holdings, Inc.*	12,099	413
Veeco Instruments, Inc.*	13,241	411
		14,910
Software – 4.0%
ACI Worldwide, Inc.*	21,538	659
Adeia, Inc.	18,154	225
Agilysys, Inc.*	5,578	473
Alarm.com Holdings, Inc.*	6,684	432
Altair Engineering, Inc., Class A*	7,050	593
American Software, Inc., Class A	6,778	77
Appfolio, Inc., Class A*	3,625	628
Aware, Inc.*	683	1
Blackbaud, Inc.*	9,353	811
BlackLine, Inc.*	9,161	572
Box, Inc., Class A*	25,999	666
Cerence, Inc.*	5,949	117
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Software – 4.0%continued
Clearwater Analytics Holdings, Inc., Class A*	34,500	$691
CommVault Systems, Inc.*	7,159	572
Consensus Cloud Solutions, Inc.*	2,870	75
Digimarc Corp.*	5,846	211
Digital Turbine, Inc.*	14,235	98
Domo, Inc., Class B*	6,129	63
Ebix, Inc.	7,147	8
eGain Corp.*	5,931	49
Envestnet, Inc.*	8,655	429
Everbridge, Inc.*	5,949	145
Freshworks, Inc., Class A*	27,500	646
InterDigital, Inc.	7,411	804
LiveRamp Holdings, Inc.*	10,304	390
Model N, Inc.*	6,936	187
NCR Voyix Corp.*	20,065	339
OneSpan, Inc.*	11,730	126
PagerDuty, Inc.*	14,700	340
Progress Software Corp.	8,141	442
Q2 Holdings, Inc.*	9,016	391
Qualys, Inc.*	6,201	1,217
Rapid7, Inc.*	8,725	498
ReposiTrak, Inc.(1)	33	—
Sapiens International Corp. N.V.	9,493	275
SecureWorks Corp., Class A*	7,508	55
Smith Micro Software, Inc.*	1,210	1
SoundThinking, Inc.*	4,745	121
SPS Commerce, Inc.*	8,261	1,601
Synchronoss Technologies, Inc.*	167	1
Tenable Holdings, Inc.*	17,318	798
Upland Software, Inc.*	2,573	11
Varonis Systems, Inc.*	16,100	729
Verint Systems, Inc.*	11,826	320
Vertex, Inc., Class A*	25,900	698
VirnetX Holding Corp.(1)	19	—
Workiva, Inc.*	6,440	654
Xperi, Inc.*	7,261	80
		18,319
Specialized Real Estate Investment Trusts – 0.6%
EPR Properties	12,420	602
Four Corners Property Trust, Inc.	14,571	369
Gladstone Land Corp.	14,667	212
National Storage Affiliates Trust	10,478	434
Outfront Media, Inc.	26,685	372

NORTHERN FUNDS QUARTERLY REPORT     126    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Specialized Real Estate Investment Trusts – 0.6%continued
PotlatchDeltic Corp.	15,293	$751
Safehold, Inc.	4,092	96
		2,836
Specialty Retail – 3.1%
1-800-Flowers.com, Inc., Class A*	8,232	89
Aaron's (The) Co., Inc.	7,373	80
Abercrombie & Fitch Co., Class A*	10,826	955
Academy Sports & Outdoors, Inc.	12,418	820
American Eagle Outfitters, Inc.	30,525	646
America's Car-Mart, Inc.*	1,991	151
Asbury Automotive Group, Inc.*	3,264	734
Barnes & Noble Education, Inc.*	1,400	2
Beyond, Inc.*	4,821	134
Boot Barn Holdings, Inc.*	5,058	388
Buckle (The), Inc.	5,627	267
Build-A-Bear Workshop, Inc.	5,147	118
Caleres, Inc.	9,106	280
Camping World Holdings, Inc., Class A	7,136	187
Cato (The) Corp., Class A	5,547	40
Chico's FAS, Inc.*	20,551	156
Children's Place (The), Inc.*	4,923	114
Citi Trends, Inc.*	5,970	169
Conn's, Inc.*	3,783	17
Designer Brands, Inc., Class A	11,447	101
Express, Inc.*	215	2
Foot Locker, Inc.	12,571	392
Genesco, Inc.*	4,552	160
Group 1 Automotive, Inc.	3,692	1,125
GrowGeneration Corp.*	8,774	22
Guess?, Inc.	8,692	200
Haverty Furniture Cos., Inc.	4,303	153
Hibbett, Inc.	4,586	330
LL Flooring Holdings, Inc.*	10,052	39
Monro, Inc.	6,624	194
Murphy U.S.A., Inc.	4,908	1,750
National Vision Holdings, Inc.*	12,150	254
ODP (The) Corp.*	7,409	417
PetMed Express, Inc.	4,731	36
Revolve Group, Inc.*	12,155	202
Sally Beauty Holdings, Inc.*	27,072	360
Shoe Carnival, Inc.	10,626	321
Signet Jewelers Ltd.	8,772	941
Sleep Number Corp.*	4,009	59
Sonic Automotive, Inc., Class A	9,387	528
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Specialty Retail – 3.1%continued
Upbound Group, Inc.	8,792	$299
Urban Outfitters, Inc.*	11,493	410
Victoria's Secret & Co.*	12,571	334
Winmark Corp.	1,025	428
Zumiez, Inc.*	6,783	138
		14,542
Technology Hardware, Storage & Peripherals – 0.5%
AstroNova, Inc.*	14,370	234
Immersion Corp.	9,021	64
Intevac, Inc.*	8,605	37
Quantum Corp.*	4,025	1
Super Micro Computer, Inc.*	7,346	2,088
TransAct Technologies, Inc.*	4,267	30
		2,454
Textiles, Apparel & Luxury Goods – 0.9%
Carter's, Inc.	6,061	454
Crocs, Inc.*	13,301	1,243
Culp, Inc.*	4,085	24
Delta Apparel, Inc.*	5,445	39
Fossil Group, Inc.*	6,434	9
G-III Apparel Group Ltd.*	7,193	244
Kontoor Brands, Inc.	7,660	478
Movado Group, Inc.	3,799	115
Oxford Industries, Inc.	4,672	467
Rocky Brands, Inc.	4,222	127
Steven Madden Ltd.	15,648	657
Superior Group of Cos., Inc.	4,224	57
Unifi, Inc.*	692	5
Vera Bradley, Inc.*	3,778	29
		3,948
Tobacco – 0.1%
Turning Point Brands, Inc.	257	7
Universal Corp.	5,441	366
Vector Group Ltd.	12,291	139
		512
Total Broadband and Communications – 0.0%
Machten, Inc.*	1,050	8
Trading Companies & Distributors – 2.2%
Applied Industrial Technologies, Inc.	9,047	1,562
Beacon Roofing Supply, Inc.*	13,300	1,157
BlueLinx Holdings, Inc.*	3,348	379
Boise Cascade Co.	8,224	1,064
Distribution Solutions Group, Inc.*	7,972	252

EQUITY FUNDS    127    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%continued
Trading Companies & Distributors – 2.2%continued
DXP Enterprises, Inc.*	1,812	$61
EVI Industries, Inc.	2,683	64
GATX Corp.	6,562	789
Global Industrial Co.	7,804	303
GMS, Inc.*	8,128	670
H&E Equipment Services, Inc.	4,635	242
Herc Holdings, Inc.	4,745	706
McGrath RentCorp	5,874	703
MRC Global, Inc.*	16,589	183
NOW, Inc.*	17,129	194
Rush Enterprises, Inc., Class A	23,397	1,177
Textainer Group Holdings Ltd.	3,189	157
Titan Machinery, Inc.*	2,039	59
Transcat, Inc.*	3,947	432
Willis Lease Finance Corp.*	2,420	118
		10,272
Water Utilities – 0.6%
American States Water Co.	8,177	658
Artesian Resources Corp., Class A	4,106	170
Cadiz, Inc.*	14,802	41
California Water Service Group	10,288	534
Consolidated Water Co. Ltd.	9,781	348
Middlesex Water Co.	6,147	403
SJW Group	5,528	361
York Water (The) Co.	4,310	167
		2,682
Wireless Telecommunication Services – 0.3%
Gogo, Inc.*	7,250	73
Spok Holdings, Inc.	13,807	214
Telephone and Data Systems, Inc.	17,713	325
United States Cellular Corp.*	13,100	544
		1,156
Total Common Stocks
(Cost $277,935)		452,798

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	205	6
Total Master Limited Partnerships
(Cost $7)		6

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	$61
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P., 6.25%	1,033	13
Total Preferred Stocks
(Cost $93)		74

RIGHTS – 0.0%
Biotechnology – 0.0%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) (3) *	23,500	10
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (3) *	15,090	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (3) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (3) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	9,753	—
Radius Health, Inc. (Contingent Value Rights)(1) (2) (3) *	8,494	—
Sinovac Biotech Ltd.(2) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (3) *	16,926	—
		10
Financial Services – 0.0%
Gurnet Point Capital LLC (Contigent Value Rights)(2) (3) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (Contingent Value Rights)(2) (3) *	11,874	—
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	—
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (3) *	9,938	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)(2) (3) *	3,331	—
		—
Total Rights
(Cost $132)		10

NORTHERN FUNDS QUARTERLY REPORT     128    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Cassava Sciences, Inc., Exp. 11/15/24, Strike $33.00(2) *	1,920	$—
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	8
Total Warrants
(Cost $—)		8

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(4) (5)	8,310,423	$8,310
Total Investment Companies
(Cost $8,310)		8,310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.26%, 4/11/24(6) (7)	$585	$576
Total Short-Term Investments
(Cost $576)		576

Total Investments – 99.9%
(Cost $287,053)		461,782
Other Assets less Liabilities – 0.1%		615
NET ASSETS – 100.0%		$462,397

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of these restricted illiquid securities amounted to approximately $10,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)	1/29/20	$—
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gurnet Point Capital LLC (Contigent Value Rights)	9/22/23	$—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Radius Health, Inc. (Contingent Value Rights)	8/16/22	1
Resolute Forest Products, Inc. (Contingent Value Rights)	3/1/23	—
Satsuma Pharmaceuticals, Inc. (Contingent Value Rights)	6/9/23	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2023 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	88	$9,010	Long	3/24	$342

EQUITY FUNDS    129    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.0%
Master Limited Partnerships	0.0%
Preferred stocks	0.0%
Rights	0.0%
Warrants	0.0%
Investment Companies	1.8%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$35,500	$1	$—	$35,501
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Biotechnology	$24,633	$—	$43	$24,676
Household Durables	10,224	29	—	10,253
All Other Industries(1)	382,368	—	—	382,368
Total Common Stocks	452,725	30	43	452,798
Master Limited Partnerships	6	—	—	6
Preferred Stocks(1)	74	—	—	74
Rights(1)	—	—	10	10
Warrants	8	—	—	8
Investment Companies	8,310	—	—	8,310
Short-Term Investments	—	576	—	576
Total Investments	$461,123	$606	$53	$461,782
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$342	$—	$—	$342

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,078	$45,232	$57,000	$518	$8,310	$8,310,423
NORTHERN FUNDS QUARTERLY REPORT     130    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 0.9%
AAR Corp.*	14,845	$926
AeroVironment, Inc.*	11,397	1,436
AerSale Corp.*	10,729	136
Archer Aviation, Inc., Class A*	67,114	412
Astronics Corp.*	11,677	203
Cadre Holdings, Inc.	8,458	278
Ducommun, Inc.*	5,793	302
Eve Holding, Inc.*	7,953	58
Kaman Corp.	12,004	288
Kratos Defense & Security Solutions, Inc.*	55,695	1,130
Leonardo DRS, Inc.*	29,916	600
Moog, Inc., Class A	12,424	1,799
National Presto Industries, Inc.	2,175	175
Park Aerospace Corp.	7,862	116
Redwire Corp.*	3,962	11
Rocket Lab U.S.A., Inc.*	120,278	665
Terran Orbital Corp.*	49,901	57
Triumph Group, Inc.*	27,995	464
V2X, Inc.*	4,950	230
Virgin Galactic Holdings, Inc.*	145,725	357
		9,643
Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.*	24,197	426
Forward Air Corp.	11,326	712
Hub Group, Inc., Class A*	13,633	1,254
Radiant Logistics, Inc.*	15,513	103
		2,495
Automobile Components – 1.3%
Adient PLC*	41,113	1,495
American Axle & Manufacturing Holdings, Inc.*	49,754	438
Atmus Filtration Technologies, Inc.*	7,139	168
Cooper-Standard Holdings, Inc.*	7,163	140
Dana, Inc.	56,522	826
Dorman Products, Inc.*	11,480	958
Fox Factory Holding Corp.*	18,509	1,249
Gentherm, Inc.*	14,327	750
Goodyear Tire & Rubber (The) Co.*	122,376	1,752
Holley, Inc.*	23,620	115
LCI Industries	10,835	1,362
Luminar Technologies, Inc.*	116,524	393
Modine Manufacturing Co.*	22,563	1,347
Patrick Industries, Inc.	9,343	938
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Automobile Components – 1.3%continued
Solid Power, Inc.*	69,553	$101
Standard Motor Products, Inc.	9,127	363
Stoneridge, Inc.*	11,591	227
Visteon Corp.*	12,075	1,508
XPEL, Inc.*	9,738	524
		14,654
Automobiles – 0.1%
Fisker, Inc.*	95,459	167
Livewire Group, Inc.*	7,885	89
Winnebago Industries, Inc.	12,749	929
Workhorse Group, Inc.*	106,384	39
		1,224
Banks – 9.4%
1st Source Corp.	7,279	400
ACNB Corp.	3,605	161
Amalgamated Financial Corp.	7,917	213
Amerant Bancorp, Inc.	10,999	270
American National Bankshares, Inc.	4,472	218
Ameris Bancorp	28,901	1,533
Ames National Corp.	3,789	81
Arrow Financial Corp.	6,202	173
Associated Banc-Corp	65,720	1,406
Atlantic Union Bankshares Corp.	32,948	1,204
Axos Financial, Inc.*	24,346	1,329
Banc of California, Inc.	56,775	763
BancFirst Corp.	9,678	942
Bancorp (The), Inc.*	22,865	882
Bank First Corp.	4,088	354
Bank of Hawaii Corp.	17,197	1,246
Bank of Marin Bancorp	6,568	145
Bank of NT Butterfield & Son (The) Ltd.	20,972	671
Bank7 Corp.	1,779	49
BankUnited, Inc.	32,247	1,046
Bankwell Financial Group, Inc.	2,593	78
Banner Corp.	14,839	795
Bar Harbor Bankshares	6,424	189
BayCom Corp.	4,993	118
BCB Bancorp, Inc.	7,094	91
Berkshire Hills Bancorp, Inc.	18,704	464
Blue Foundry Bancorp*	9,877	96
Blue Ridge Bankshares, Inc.	7,721	23
Bridgewater Bancshares, Inc.*	8,661	117
Brookline Bancorp, Inc.	38,042	415

EQUITY FUNDS    131    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.4%continued
Burke & Herbert Financial Services Corp.	2,688	$169
Business First Bancshares, Inc.	10,187	251
Byline Bancorp, Inc.	11,068	261
C&F Financial Corp.	1,467	100
Cadence Bank	79,714	2,359
Cambridge Bancorp	3,221	224
Camden National Corp.	6,163	232
Capital Bancorp, Inc.	4,302	104
Capital City Bank Group, Inc.	5,738	169
Capitol Federal Financial, Inc.	55,512	358
Capstar Financial Holdings, Inc.	7,987	150
Carter Bankshares, Inc.*	9,447	141
Cathay General Bancorp	30,176	1,345
Central Pacific Financial Corp.	11,254	222
Central Valley Community Bancorp	4,400	98
Chemung Financial Corp.	1,550	77
ChoiceOne Financial Services, Inc.	3,116	91
Citizens & Northern Corp.	6,218	139
Citizens Financial Services, Inc.	1,753	113
City Holding Co.	6,464	713
Civista Bancshares, Inc.	6,900	127
CNB Financial Corp.	8,663	196
Coastal Financial Corp.*	4,576	203
Codorus Valley Bancorp, Inc.	4,308	111
Colony Bankcorp, Inc.	7,292	97
Columbia Financial, Inc.*	12,920	249
Community Bank System, Inc.	23,105	1,204
Community Trust Bancorp, Inc.	6,710	294
ConnectOne Bancorp, Inc.	16,114	369
CrossFirst Bankshares, Inc.*	20,049	272
Customers Bancorp, Inc.*	12,572	724
CVB Financial Corp.	57,729	1,166
Dime Community Bancshares, Inc.	15,281	412
Eagle Bancorp, Inc.	12,935	390
Eastern Bankshares, Inc.	67,142	953
Enterprise Bancorp, Inc.	4,397	142
Enterprise Financial Services Corp.	15,684	700
Equity Bancshares, Inc., Class A	6,272	213
Esquire Financial Holdings, Inc.	3,026	151
ESSA Bancorp, Inc.	3,757	75
Evans Bancorp, Inc.	2,454	77
Farmers & Merchants Bancorp, Inc.	5,825	144
Farmers National Banc Corp.	15,671	226
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.4%continued
FB Financial Corp.	15,337	$611
Fidelity D&D Bancorp, Inc.	2,082	121
Financial Institutions, Inc.	6,780	144
First Bancorp	17,454	646
First BanCorp (New York Exchange)	75,409	1,240
First Bancorp (The), Inc.	4,362	123
First Bancshares (The), Inc.	13,157	386
First Bank	8,943	131
First Busey Corp.	22,773	565
First Business Financial Services, Inc.	3,481	140
First Commonwealth Financial Corp.	44,423	686
First Community Bankshares, Inc.	7,594	282
First Community Corp.	3,169	68
First Financial Bancorp	40,857	970
First Financial Bankshares, Inc.	56,646	1,716
First Financial Corp.	4,884	210
First Foundation, Inc.	21,541	209
First Interstate BancSystem, Inc., Class A	36,004	1,107
First Merchants Corp.	25,615	950
First Mid Bancshares, Inc.	9,899	343
First of Long Island (The) Corp.	9,524	126
First Western Financial, Inc.*	3,534	70
Five Star Bancorp	5,709	149
Flushing Financial Corp.	12,053	199
FS Bancorp, Inc.	2,922	108
Fulton Financial Corp.	70,360	1,158
FVCBankcorp, Inc.*	7,213	102
German American Bancorp, Inc.	12,295	399
Glacier Bancorp, Inc.	48,499	2,004
Great Southern Bancorp, Inc.	3,939	234
Greene County Bancorp, Inc.	3,241	91
Guaranty Bancshares, Inc.	3,450	116
Hancock Whitney Corp.	37,719	1,833
Hanmi Financial Corp.	13,243	257
HarborOne Bancorp, Inc.	18,041	216
HBT Financial, Inc.	5,734	121
Heartland Financial U.S.A., Inc.	18,266	687
Heritage Commerce Corp.	25,166	250
Heritage Financial Corp.	15,132	324
Hilltop Holdings, Inc.	20,338	716
Hingham Institution For Savings (The)	671	130
Home Bancorp, Inc.	3,267	137
Home BancShares, Inc.	83,477	2,114
HomeStreet, Inc.	8,014	83

NORTHERN FUNDS QUARTERLY REPORT     132    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.4%continued
HomeTrust Bancshares, Inc.	6,654	$179
Hope Bancorp, Inc.	49,861	602
Horizon Bancorp, Inc.	18,592	266
Independent Bank Corp.	19,180	1,262
Independent Bank Corp. (NASDAQ Exchange)	8,663	225
Independent Bank Group, Inc.	15,646	796
International Bancshares Corp.	23,560	1,280
John Marshall Bancorp, Inc.	5,546	125
Kearny Financial Corp.	24,320	218
Lakeland Bancorp, Inc.	27,295	404
Lakeland Financial Corp.	10,751	701
LCNB Corp.	4,648	73
Live Oak Bancshares, Inc.	14,618	665
Luther Burbank Corp.*	4,167	45
Macatawa Bank Corp.	11,256	127
MainStreet Bancshares, Inc.	3,256	81
Mercantile Bank Corp.	6,879	278
Metrocity Bankshares, Inc.	8,120	195
Metropolitan Bank Holding Corp.*	4,380	243
Mid Penn Bancorp, Inc.	5,934	144
Middlefield Banc Corp.	3,561	115
Midland States Bancorp, Inc.	8,824	243
MidWestOne Financial Group, Inc.	5,974	161
MVB Financial Corp.	5,104	115
National Bank Holdings Corp., Class A	15,932	593
National Bankshares, Inc.	2,548	82
NBT Bancorp, Inc.	20,017	839
Nicolet Bankshares, Inc.	5,658	455
Northeast Bank	2,876	159
Northeast Community Bancorp, Inc.	5,438	96
Northfield Bancorp, Inc.	17,783	224
Northrim BanCorp, Inc.	2,426	139
Northwest Bancshares, Inc.	55,066	687
Norwood Financial Corp.	3,098	102
Oak Valley Bancorp	2,988	90
OceanFirst Financial Corp.	25,026	434
OFG Bancorp	20,303	761
Old National Bancorp	127,441	2,152
Old Second Bancorp, Inc.	18,796	290
Orange County Bancorp, Inc.	2,261	136
Origin Bancorp, Inc.	12,797	455
Orrstown Financial Services, Inc.	4,363	129
Pacific Premier Bancorp, Inc.	41,165	1,198
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.4%continued
Park National Corp.	6,252	$831
Parke Bancorp, Inc.	4,630	94
Pathward Financial, Inc.	11,498	609
PCB Bancorp	4,815	89
Peapack-Gladstone Financial Corp.	7,406	221
Penns Woods Bancorp, Inc.	2,675	60
Peoples Bancorp, Inc.	15,131	511
Peoples Financial Services Corp.	2,981	145
Pioneer Bancorp, Inc.*	5,069	51
Plumas Bancorp	2,412	100
Ponce Financial Group, Inc.*	8,113	79
Preferred Bank	5,715	418
Premier Financial Corp.	15,462	373
Primis Financial Corp.	8,835	112
Princeton Bancorp, Inc.	2,383	86
Provident Financial Services, Inc.	31,701	572
QCR Holdings, Inc.	7,226	422
RBB Bancorp	7,464	142
Red River Bancshares, Inc.	2,144	120
Renasant Corp.	23,918	806
Republic Bancorp, Inc., Class A	3,739	206
S&T Bancorp, Inc.	16,738	559
Sandy Spring Bancorp, Inc.	19,259	525
Seacoast Banking Corp. of Florida	36,515	1,039
ServisFirst Bancshares, Inc.	22,120	1,474
Shore Bancshares, Inc.	12,530	179
Sierra Bancorp	5,630	127
Simmons First National Corp., Class A	53,809	1,068
SmartFinancial, Inc.	7,036	172
South Plains Financial, Inc.	5,208	151
Southern First Bancshares, Inc.*	3,410	127
Southern Missouri Bancorp, Inc.	4,266	228
Southern States Bancshares, Inc.	3,497	102
Southside Bancshares, Inc.	12,384	388
SouthState Corp.	33,290	2,811
Stellar Bancorp, Inc.	21,001	585
Sterling Bancorp, Inc.*	9,481	55
Stock Yards Bancorp, Inc.	11,713	603
Summit Financial Group, Inc.	4,985	153
Texas Capital Bancshares, Inc.*	20,943	1,354
Third Coast Bancshares, Inc.*	5,745	114
Timberland Bancorp, Inc.	3,182	100
Tompkins Financial Corp.	6,051	364
Towne Bank	30,400	905

EQUITY FUNDS    133    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.4%continued
TriCo Bancshares	13,396	$576
Triumph Financial, Inc.*	9,703	778
TrustCo Bank Corp. NY	7,905	245
Trustmark Corp.	26,310	734
UMB Financial Corp.	19,240	1,608
United Bankshares, Inc.	56,916	2,137
United Community Banks, Inc.	50,209	1,469
Unity Bancorp, Inc.	3,369	100
Univest Financial Corp.	12,349	272
USCB Financial Holdings, Inc.*	4,924	60
Valley National Bancorp	187,713	2,039
Veritex Holdings, Inc.	22,603	526
Virginia National Bankshares Corp.	2,053	71
WaFd, Inc.	28,321	933
Washington Trust Bancorp, Inc.	7,296	236
WesBanco, Inc.	24,959	783
West BanCorp, Inc.	7,247	154
Westamerica BanCorp	11,277	636
WSFS Financial Corp.	26,565	1,220
		104,926
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	2,090	1,940
Duckhorn Portfolio (The), Inc.*	18,478	182
MGP Ingredients, Inc.	6,851	675
National Beverage Corp.*	10,415	518
Primo Water Corp.	68,672	1,034
Vita Coco (The) Co., Inc.*	12,234	314
Zevia PBC, Class A*	10,492	21
		4,684
Biotechnology – 7.5%
2seventy bio, Inc.*	22,428	96
4D Molecular Therapeutics, Inc.*	17,347	351
89bio, Inc.*	28,510	318
Aadi Bioscience, Inc.*	7,323	15
ACADIA Pharmaceuticals, Inc.*	53,045	1,661
ACELYRIN, Inc.*	13,486	101
Acrivon Therapeutics, Inc.*	3,881	19
Actinium Pharmaceuticals, Inc.*	11,479	58
Adicet Bio, Inc.*	13,593	26
ADMA Biologics, Inc.*	92,016	416
Aerovate Therapeutics, Inc.*	4,539	103
Agenus, Inc.*	173,848	144
Agios Pharmaceuticals, Inc.*	23,932	533
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.5%continued
Akero Therapeutics, Inc.*	22,061	$515
Aldeyra Therapeutics, Inc.*	21,441	75
Alector, Inc.*	26,743	213
Alkermes PLC*	72,366	2,007
Allakos, Inc.*	29,909	82
Allogene Therapeutics, Inc.*	43,666	140
Allovir, Inc.*	19,319	13
Alpine Immune Sciences, Inc.*	14,250	272
Altimmune, Inc.*	24,013	270
ALX Oncology Holdings, Inc.*	12,228	182
Amicus Therapeutics, Inc.*	123,674	1,755
AnaptysBio, Inc.*	7,817	167
Anavex Life Sciences Corp.*	31,649	295
Anika Therapeutics, Inc.*	6,581	149
Annexon, Inc.*	20,466	93
Apogee Therapeutics, Inc.*	8,870	248
Arbutus Biopharma Corp.*	55,589	139
Arcellx, Inc.*	16,832	934
Arcturus Therapeutics Holdings, Inc.*	9,918	313
Arcus Biosciences, Inc.*	23,814	455
Arcutis Biotherapeutics, Inc.*	37,150	120
Ardelyx, Inc.*	99,330	616
Arrowhead Pharmaceuticals, Inc.*	43,869	1,342
ARS Pharmaceuticals, Inc.*	10,611	58
Astria Therapeutics, Inc.*	15,507	119
Atara Biotherapeutics, Inc.*	42,199	22
Aura Biosciences, Inc.*	12,272	109
Aurinia Pharmaceuticals, Inc.*	58,299	524
Avid Bioservices, Inc.*	26,134	170
Avidity Biosciences, Inc.*	31,865	288
Avita Medical, Inc.*	10,862	149
Beam Therapeutics, Inc.*	31,818	866
BioAtla, Inc.*	19,609	48
BioCryst Pharmaceuticals, Inc.*	81,610	489
Biohaven Ltd.*	29,643	1,269
Biomea Fusion, Inc.*	8,900	129
BioVie, Inc.*	9,693	12
Bioxcel Therapeutics, Inc.*	8,413	25
Bluebird Bio, Inc.*	44,551	62
Blueprint Medicines Corp.*	26,583	2,452
Bridgebio Pharma, Inc.*	50,101	2,023
Cabaletta Bio, Inc.*	15,006	341
CareDx, Inc.*	22,085	265
Caribou Biosciences, Inc.*	36,809	211

NORTHERN FUNDS QUARTERLY REPORT     134    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.5%continued
Carisma Therapeutics, Inc.	11,711	$34
Cartesian Therapeutics, Inc.*	50,322	35
Catalyst Pharmaceuticals, Inc.*	43,322	728
Celcuity, Inc.*	7,742	113
Celldex Therapeutics, Inc.*	20,068	796
Century Therapeutics, Inc.*	9,920	33
Cerevel Therapeutics Holdings, Inc.*	30,627	1,299
Cogent Biosciences, Inc.*	35,483	209
Coherus Biosciences, Inc.*	42,839	143
Compass Therapeutics, Inc.*	40,887	64
Crinetics Pharmaceuticals, Inc.*	28,554	1,016
Cue Biopharma, Inc.*	14,961	40
Cullinan Oncology, Inc.*	12,022	123
Cytokinetics, Inc.*	40,427	3,375
Day One Biopharmaceuticals, Inc.*	27,257	398
Deciphera Pharmaceuticals, Inc.*	23,694	382
Denali Therapeutics, Inc.*	51,202	1,099
Design Therapeutics, Inc.*	14,578	39
Disc Medicine, Inc.*	3,840	222
Dynavax Technologies Corp.*	56,581	791
Dyne Therapeutics, Inc.*	19,091	254
Eagle Pharmaceuticals, Inc.*	4,584	24
Editas Medicine, Inc.*	35,747	362
Emergent BioSolutions, Inc.*	22,599	54
Enanta Pharmaceuticals, Inc.*	8,950	84
Entrada Therapeutics, Inc.*	8,863	134
Erasca, Inc.*	35,801	76
Fate Therapeutics, Inc.*	37,834	142
Fennec Pharmaceuticals, Inc.*	8,063	90
FibroGen, Inc.*	39,668	35
Foghorn Therapeutics, Inc.*	8,996	58
Genelux Corp.*	8,098	113
Generation Bio Co.*	20,637	34
Geron Corp.*	226,369	478
Graphite Bio, Inc.*	12,535	33
Gritstone bio, Inc.*	39,784	81
Halozyme Therapeutics, Inc.*	56,454	2,087
Heron Therapeutics, Inc.*	45,789	78
HilleVax, Inc.*	11,861	190
Humacyte, Inc.*	27,732	79
Icosavax, Inc.*	11,600	183
Ideaya Biosciences, Inc.*	26,039	926
IGM Biosciences, Inc.*	6,805	57
Immuneering Corp., Class A*	8,823	65
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.5%continued
ImmunityBio, Inc.*	59,413	$298
ImmunoGen, Inc.*	104,693	3,104
Immunovant, Inc.*	23,651	996
Inhibrx, Inc.*	14,735	560
Inozyme Pharma, Inc.*	22,395	95
Insmed, Inc.*	60,032	1,860
Intellia Therapeutics, Inc.*	38,247	1,166
Iovance Biotherapeutics, Inc.*	100,419	816
Ironwood Pharmaceuticals, Inc.*	59,829	684
iTeos Therapeutics, Inc.*	11,071	121
Janux Therapeutics, Inc.*	7,679	82
KalVista Pharmaceuticals, Inc.*	13,528	166
Karyopharm Therapeutics, Inc.*	50,063	43
Keros Therapeutics, Inc.*	9,782	389
Kezar Life Sciences, Inc.*	31,803	30
Kiniksa Pharmaceuticals Ltd., Class A*	13,476	236
Kodiak Sciences, Inc.*	13,972	42
Krystal Biotech, Inc.*	9,454	1,173
Kura Oncology, Inc.*	30,734	442
Kymera Therapeutics, Inc.*	16,442	419
Larimar Therapeutics, Inc.*	12,741	58
Lexicon Pharmaceuticals, Inc.*	40,789	62
Lineage Cell Therapeutics, Inc.*	57,240	62
Lyell Immunopharma, Inc.*	72,578	141
MacroGenics, Inc.*	25,833	249
Madrigal Pharmaceuticals, Inc.*	6,428	1,487
MannKind Corp.*	115,329	420
MeiraGTx Holdings PLC*	14,423	101
Merrimack Pharmaceuticals, Inc.*	4,488	60
Mersana Therapeutics, Inc.*	51,434	119
MiMedx Group, Inc.*	49,538	434
Mineralys Therapeutics, Inc.*	9,260	80
Mirum Pharmaceuticals, Inc.*	10,941	323
Monte Rosa Therapeutics, Inc.*	13,524	76
Morphic Holding, Inc.*	16,233	469
Mural Oncology PLC*	7,368	44
Myriad Genetics, Inc.*	34,909	668
Nkarta, Inc.*	12,623	83
Novavax, Inc.*	42,703	205
Nurix Therapeutics, Inc.*	21,034	217
Nuvalent, Inc., Class A*	11,498	846
Nuvectis Pharma, Inc.*	2,913	24
Ocean Biomedical, Inc.*	3,420	2
Olema Pharmaceuticals, Inc.*	12,025	169

EQUITY FUNDS    135    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.5%continued
Omega Therapeutics, Inc.*	10,906	$33
Omniab, Inc.(1) *	3,016	2
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	3
Organogenesis Holdings, Inc.*	31,245	128
ORIC Pharmaceuticals, Inc.*	16,853	155
Outlook Therapeutics, Inc.*	69,086	27
Ovid therapeutics, Inc.*	24,128	78
PDS Biotechnology Corp.*	12,372	62
PepGen, Inc.*	4,143	28
PMV Pharmaceuticals, Inc.*	17,257	54
Poseida Therapeutics, Inc.*	29,980	101
Precigen, Inc.*	59,569	80
Prelude Therapeutics, Inc.*	4,778	20
Prime Medicine, Inc.*	16,519	146
ProKidney Corp.*	19,395	35
Protagonist Therapeutics, Inc.*	24,583	564
Protalix BioTherapeutics, Inc.*	30,009	53
Prothena Corp. PLC*	18,447	670
PTC Therapeutics, Inc.*	31,179	859
Rallybio Corp.*	13,993	33
RAPT Therapeutics, Inc.*	12,533	311
RayzeBio, Inc.*	9,016	561
Recursion Pharmaceuticals, Inc., Class A*	58,723	579
REGENXBIO, Inc.*	18,228	327
Relay Therapeutics, Inc.*	39,258	432
Reneo Pharmaceuticals, Inc.*	6,162	10
Replimune Group, Inc.*	22,372	189
REVOLUTION Medicines, Inc.*	62,942	1,805
Rhythm Pharmaceuticals, Inc.*	22,497	1,034
Rigel Pharmaceuticals, Inc.*	75,696	110
Rocket Pharmaceuticals, Inc.*	27,582	827
Sage Therapeutics, Inc.*	22,746	493
Sagimet Biosciences, Inc., Class A*	2,617	14
Sana Biotechnology, Inc.*	41,581	170
Sangamo Therapeutics, Inc.*	65,985	36
Savara, Inc.*	38,797	182
Scholar Rock Holding Corp.*	24,363	458
Seres Therapeutics, Inc.*	43,623	61
SpringWorks Therapeutics, Inc.*	29,067	1,061
Stoke Therapeutics, Inc.*	12,381	65
Summit Therapeutics, Inc.*	51,479	134
Sutro Biopharma, Inc.*	26,788	115
Syndax Pharmaceuticals, Inc.*	29,474	637
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.5%continued
Tango Therapeutics, Inc.*	20,064	$199
Tenaya Therapeutics, Inc.*	20,511	66
TG Therapeutics, Inc.*	60,063	1,026
Travere Therapeutics, Inc.*	31,037	279
Turnstone Biologics Corp.*	3,247	8
Twist Bioscience Corp.*	24,880	917
Tyra Biosciences, Inc.*	6,510	90
UroGen Pharma Ltd.*	12,257	184
Vanda Pharmaceuticals, Inc.*	25,285	107
Vaxcyte, Inc.*	40,996	2,575
Vaxxinity, Inc., Class A*	17,245	15
Vera Therapeutics, Inc.*	14,298	220
Veracyte, Inc.*	31,500	867
Vericel Corp.*	20,778	740
Verve Therapeutics, Inc.*	23,235	324
Vigil Neuroscience, Inc.*	6,921	23
Viking Therapeutics, Inc.*	42,008	782
Vir Biotechnology, Inc.*	35,871	361
Viridian Therapeutics, Inc.*	18,966	413
Vor BioPharma, Inc.*	16,263	37
Voyager Therapeutics, Inc.*	14,178	120
X4 Pharmaceuticals, Inc.*	56,522	47
Xencor, Inc.*	25,358	538
XOMA Corp.*	3,156	58
Y-mAbs Therapeutics, Inc.*	16,328	111
Zentalis Pharmaceuticals, Inc.*	24,965	378
Zura Bio Ltd.*	8,980	42
Zymeworks, Inc.*	24,336	253
		83,166
Broadline Retail – 0.1%
Big Lots, Inc.	12,681	99
ContextLogic, Inc., Class A*	9,652	57
Dillard's, Inc., Class A	1,506	608
Qurate Retail, Inc., Class B*	1,467	10
Savers Value Village, Inc.*	11,162	194
		968
Building Products – 2.0%
AAON, Inc.	29,647	2,190
American Woodmark Corp.*	7,219	670
Apogee Enterprises, Inc.	9,712	519
AZZ, Inc.	10,763	625
CSW Industrials, Inc.	6,755	1,401
Gibraltar Industries, Inc.*	13,419	1,060

NORTHERN FUNDS QUARTERLY REPORT     136    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Building Products – 2.0%continued
Griffon Corp.	18,390	$1,121
Insteel Industries, Inc.	8,130	311
Janus International Group, Inc.*	37,245	486
JELD-WEN Holding, Inc.*	37,333	705
Masonite International Corp.*	9,758	826
Masterbrand, Inc.*	56,747	843
PGT Innovations, Inc.*	24,926	1,014
Quanex Building Products Corp.	14,527	444
Resideo Technologies, Inc.*	63,898	1,203
Simpson Manufacturing Co., Inc.	18,758	3,714
UFP Industries, Inc.	26,255	3,296
Zurn Elkay Water Solutions Corp.	64,767	1,905
		22,333
Capital Markets – 1.4%
AlTi Global, Inc.*	10,762	94
Artisan Partners Asset Management, Inc., Class A	26,955	1,191
Assetmark Financial Holdings, Inc.*	9,349	280
B. Riley Financial, Inc.	9,201	193
Bakkt Holdings, Inc.*	34,535	77
BGC Group, Inc., Class A	157,179	1,135
Brightsphere Investment Group, Inc.	13,875	266
Cohen & Steers, Inc.	11,436	866
Diamond Hill Investment Group, Inc.	1,228	203
Donnelley Financial Solutions, Inc.*	10,754	671
Forge Global Holdings, Inc.*	49,597	170
GCM Grosvenor, Inc., Class A	17,370	156
Hamilton Lane, Inc., Class A	15,998	1,815
MarketWise, Inc.	13,195	36
Moelis & Co., Class A	29,257	1,642
Open Lending Corp.*	43,137	367
P10, Inc., Class A	19,316	197
Patria Investments Ltd., Class A	23,278	361
Perella Weinberg Partners	18,616	228
Piper Sandler Cos.	7,605	1,330
PJT Partners, Inc., Class A	10,414	1,061
Silvercrest Asset Management Group, Inc., Class A	3,715	63
StepStone Group, Inc., Class A	23,299	742
StoneX Group, Inc.*	11,729	866
Value Line, Inc.	378	18
Victory Capital Holdings, Inc., Class A	11,750	405
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Capital Markets – 1.4%continued
Virtus Investment Partners, Inc.	3,017	$729
WisdomTree, Inc.	60,345	418
		15,580
Chemicals – 1.9%
AdvanSix, Inc.	11,140	334
American Vanguard Corp.	11,184	123
Aspen Aerogels, Inc.*	21,806	344
Avient Corp.	39,580	1,645
Balchem Corp.	13,999	2,082
Cabot Corp.	24,243	2,024
Core Molding Technologies, Inc.*	3,386	63
Danimer Scientific, Inc.*	38,900	40
Ecovyst, Inc.*	39,704	388
H.B. Fuller Co.	23,683	1,928
Hawkins, Inc.	8,512	599
Ingevity Corp.*	15,797	746
Innospec, Inc.	10,939	1,348
Intrepid Potash, Inc.*	4,747	113
Koppers Holdings, Inc.	8,761	449
Kronos Worldwide, Inc.	9,786	97
Livent Corp.*	78,340	1,408
LSB Industries, Inc.*	22,730	212
Mativ Holdings, Inc.	23,757	364
Minerals Technologies, Inc.	14,282	1,018
Origin Materials, Inc.*	58,558	49
Orion S.A.	24,341	675
Perimeter Solutions S.A.*	65,033	299
PureCycle Technologies, Inc.*	51,291	208
Quaker Chemical Corp.	6,071	1,296
Rayonier Advanced Materials, Inc.*	28,285	115
Sensient Technologies Corp.	18,261	1,205
Stepan Co.	9,244	874
Trinseo PLC	15,741	132
Tronox Holdings PLC	50,577	716
Valhi, Inc.	1,195	18
		20,912
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	29,014	1,301
ACCO Brands Corp.	39,145	238
ACV Auctions, Inc., Class A*	54,981	833
Aris Water Solutions, Inc., Class A	13,385	112
BrightView Holdings, Inc.*	17,266	145
Brink's (The) Co.	20,205	1,777

EQUITY FUNDS    137    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Commercial Services & Supplies – 1.5%continued
Casella Waste Systems, Inc., Class A*	24,700	$2,111
CECO Environmental Corp.*	12,841	260
Cimpress PLC*	7,889	632
CompX International, Inc.	741	19
CoreCivic, Inc.*	49,148	714
Deluxe Corp.	18,656	400
Ennis, Inc.	11,266	247
Enviri Corp.*	33,615	303
GEO Group (The), Inc.*	51,912	562
Healthcare Services Group, Inc.*	32,604	338
HNI Corp.	20,231	846
Interface, Inc.	24,449	309
LanzaTech Global, Inc.*	7,736	39
Li-Cycle Holdings Corp.*	62,267	36
Liquidity Services, Inc.*	10,120	174
Matthews International Corp., Class A	13,055	478
MillerKnoll, Inc.	31,962	853
Montrose Environmental Group, Inc.*	12,153	390
NL Industries, Inc.	4,134	23
OPENLANE, Inc.*	47,183	699
Performant Financial Corp.*	29,720	93
Pitney Bowes, Inc.	76,371	336
Quad/Graphics, Inc.*	14,482	79
SP Plus Corp.*	8,564	439
Steelcase, Inc., Class A	40,523	548
UniFirst Corp.	6,540	1,196
Viad Corp.*	8,887	322
VSE Corp.	5,664	366
		17,218
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.	33,052	242
Aviat Networks, Inc.*	4,957	162
Calix, Inc.*	25,569	1,117
Cambium Networks Corp.*	5,646	34
Clearfield, Inc.*	5,489	160
CommScope Holding Co., Inc.*	88,510	249
Comtech Telecommunications Corp.	12,153	102
Digi International, Inc.*	15,325	398
DZS, Inc.*	9,954	20
Extreme Networks, Inc.*	54,687	965
Harmonic, Inc.*	47,421	618
Infinera Corp.*	86,921	413
KVH Industries, Inc.*	8,149	43
NETGEAR, Inc.*	12,806	187
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Communications Equipment – 0.6%continued
NetScout Systems, Inc.*	30,333	$666
Ribbon Communications, Inc.*	39,603	115
Viavi Solutions, Inc.*	95,818	965
		6,456
Construction & Engineering – 1.7%
Ameresco, Inc., Class A*	13,833	438
API Group Corp.*	91,450	3,164
Arcosa, Inc.	21,242	1,755
Argan, Inc.	5,588	261
Bowman Consulting Group Ltd.*	4,635	165
Comfort Systems U.S.A., Inc.	15,474	3,183
Concrete Pumping Holdings, Inc.*	11,669	96
Construction Partners, Inc., Class A*	17,601	766
Dycom Industries, Inc.*	12,560	1,446
Fluor Corp.*	62,378	2,443
Granite Construction, Inc.	19,369	985
Great Lakes Dredge & Dock Corp.*	28,162	216
IES Holdings, Inc.*	3,548	281
INNOVATE Corp.*	22,172	27
Limbach Holdings, Inc.*	3,978	181
MYR Group, Inc.*	7,215	1,043
Northwest Pipe Co.*	4,185	127
Primoris Services Corp.	23,224	771
Southland Holdings, Inc.*	1,678	9
Sterling Infrastructure, Inc.*	13,145	1,156
Tutor Perini Corp.*	17,785	162
		18,675
Construction Materials – 0.3%
Knife River Corp.*	24,782	1,640
Summit Materials, Inc., Class A*	52,280	2,011
United States Lime & Minerals, Inc.	894	206
		3,857
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	2,056	80
Bread Financial Holdings, Inc.	21,478	707
Consumer Portfolio Services, Inc.*	4,419	41
Encore Capital Group, Inc.*	10,208	518
Enova International, Inc.*	12,818	710
FirstCash Holdings, Inc.	16,489	1,787
Green Dot Corp., Class A*	20,113	199
LendingClub Corp.*	48,216	421
LendingTree, Inc.*	4,667	141
Navient Corp.	37,862	705

NORTHERN FUNDS QUARTERLY REPORT     138    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Consumer Finance – 0.8%continued
Nelnet, Inc., Class A	5,699	$503
NerdWallet, Inc., Class A*	14,597	215
OppFi, Inc.*	4,220	22
PRA Group, Inc.*	16,948	444
PROG Holdings, Inc.*	19,530	604
Regional Management Corp.	3,501	88
Upstart Holdings, Inc.*	32,064	1,310
World Acceptance Corp.*	1,784	233
		8,728
Consumer Staples Distribution & Retail – 0.6%
Andersons (The), Inc.	14,080	810
Chefs' Warehouse (The), Inc.*	15,363	452
HF Foods Group, Inc.*	16,369	87
Ingles Markets, Inc., Class A	6,176	534
Natural Grocers by Vitamin Cottage, Inc.	4,135	66
PriceSmart, Inc.	11,062	838
SpartanNash Co.	15,190	349
Sprouts Farmers Market, Inc.*	44,575	2,145
United Natural Foods, Inc.*	25,080	407
Village Super Market, Inc., Class A	3,821	100
Weis Markets, Inc.	7,225	462
		6,250
Containers & Packaging – 0.3%
Greif, Inc., Class A	10,591	695
Greif, Inc., Class B	2,223	147
Myers Industries, Inc.	15,605	305
O-I Glass, Inc.*	67,367	1,103
Pactiv Evergreen, Inc.	16,951	232
Ranpak Holdings Corp.*	19,276	112
TriMas Corp.	18,140	460
		3,054
Distributors – 0.0%
Weyco Group, Inc.	2,609	82
Diversified Consumer Services – 1.2%
2U, Inc.*	35,240	43
Adtalem Global Education, Inc.*	17,442	1,028
Carriage Services, Inc.	6,054	151
Chegg, Inc.*	49,077	558
Coursera, Inc.*	56,478	1,094
Duolingo, Inc.*	12,740	2,890
European Wax Center, Inc., Class A*	14,419	196
Frontdoor, Inc.*	35,550	1,252
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Diversified Consumer Services – 1.2%continued
Graham Holdings Co., Class B	1,571	$1,094
Laureate Education, Inc.	56,677	777
Lincoln Educational Services Corp.*	11,005	111
Nerdy, Inc.*	26,877	92
OneSpaWorld Holdings Ltd.*	36,608	516
Perdoceo Education Corp.	28,850	507
Rover Group, Inc.*	40,435	440
Strategic Education, Inc.	9,927	917
Stride, Inc.*	18,602	1,104
Udemy, Inc.*	38,734	571
Universal Technical Institute, Inc.*	14,685	184
WW International, Inc.*	22,904	200
		13,725
Diversified Real Estate Investment Trusts – 0.6%
Alexander & Baldwin, Inc.	31,286	595
Alpine Income Property Trust, Inc.	5,893	100
American Assets Trust, Inc.	21,006	473
Armada Hoffler Properties, Inc.	29,310	362
Broadstone Net Lease, Inc.	81,633	1,406
CTO Realty Growth, Inc.	9,856	171
Empire State Realty Trust, Inc., Class A	56,954	552
Essential Properties Realty Trust, Inc.	68,288	1,745
Gladstone Commercial Corp.	16,860	223
Global Net Lease, Inc.	84,223	838
NexPoint Diversified Real Estate Trust	12,810	102
One Liberty Properties, Inc.	6,965	153
		6,720
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,572	186
AST SpaceMobile, Inc.*	36,257	219
ATN International, Inc.	4,553	177
Bandwidth, Inc., Class A*	10,482	152
Charge Enterprises, Inc.*	63,747	7
Cogent Communications Holdings, Inc.	19,158	1,457
Consolidated Communications Holdings, Inc.*	33,152	144
EchoStar Corp., Class A*	53,048	879
Globalstar, Inc.*	304,963	592
IDT Corp., Class B*	6,670	227
Liberty Latin America Ltd., Class A*	14,425	105
Liberty Latin America Ltd., Class C*	59,067	434
Lumen Technologies, Inc.*	435,541	797

EQUITY FUNDS    139    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Diversified Telecommunication Services – 0.5%continued
Ooma, Inc.*	10,804	$116
Shenandoah Telecommunications Co.	21,459	464
		5,956
Electric Utilities – 0.7%
ALLETE, Inc.	25,109	1,536
Genie Energy Ltd., Class B	8,616	243
MGE Energy, Inc.	15,989	1,156
Otter Tail Corp.	18,091	1,537
PNM Resources, Inc.	37,284	1,551
Portland General Electric Co.	44,492	1,928
		7,951
Electrical Equipment – 1.3%
Allient, Inc.	5,556	168
Amprius Technologies, Inc.*	1,760	9
Array Technologies, Inc.*	65,882	1,107
Atkore, Inc.*	16,570	2,651
Babcock & Wilcox Enterprises, Inc.*	26,298	38
Blink Charging Co.*	25,768	87
Bloom Energy Corp., Class A*	83,552	1,237
Dragonfly Energy Holdings Corp.*	14,878	8
Encore Wire Corp.	6,590	1,408
Energy Vault Holdings, Inc.*	43,834	102
EnerSys	17,995	1,817
Enovix Corp.*	60,442	757
Eos Energy Enterprises, Inc.*	47,920	52
ESS Tech, Inc.*	39,114	45
Fluence Energy, Inc.*	25,499	608
FTC Solar, Inc.*	27,969	19
FuelCell Energy, Inc.*	202,879	325
GrafTech International Ltd.	81,975	180
LSI Industries, Inc.	12,677	178
NEXTracker, Inc., Class A*	21,714	1,017
NuScale Power Corp.*	24,017	79
Powell Industries, Inc.	3,959	350
Preformed Line Products Co.	1,064	142
SES AI Corp.*	56,307	103
Shoals Technologies Group, Inc., Class A*	74,360	1,156
SKYX Platforms Corp.*	31,071	50
Stem, Inc.*	60,333	234
SunPower Corp.*	36,854	178
Thermon Group Holdings, Inc.*	14,684	478
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electrical Equipment – 1.3%continued
TPI Composites, Inc.*	18,677	$77
Vicor Corp.*	9,516	428
		15,088
Electronic Equipment, Instruments & Components – 2.7%
908 Devices, Inc.*	9,659	108
Advanced Energy Industries, Inc.	16,470	1,794
Aeva Technologies, Inc.*	32,516	25
Akoustis Technologies, Inc.*	31,800	27
Arlo Technologies, Inc.*	39,353	375
Badger Meter, Inc.	12,874	1,987
Bel Fuse, Inc., Class B	4,509	301
Belden, Inc.	18,458	1,426
Benchmark Electronics, Inc.	15,436	427
Climb Global Solutions, Inc.	1,879	103
CTS Corp.	13,538	592
Daktronics, Inc.*	16,958	144
ePlus, Inc.*	11,659	931
Evolv Technologies Holdings, Inc.*	48,359	228
Fabrinet*	16,092	3,063
FARO Technologies, Inc.*	8,600	194
Insight Enterprises, Inc.*	12,558	2,225
Iteris, Inc.*	19,119	99
Itron, Inc.*	19,957	1,507
Kimball Electronics, Inc.*	10,346	279
Knowles Corp.*	38,828	695
Lightwave Logic, Inc.*	51,669	257
Luna Innovations, Inc.*	14,449	96
Methode Electronics, Inc.	15,010	341
MicroVision, Inc.*	84,725	225
Mirion Technologies, Inc.*	87,803	900
Napco Security Technologies, Inc.	14,484	496
nLight, Inc.*	19,076	258
Novanta, Inc.*	15,578	2,624
OSI Systems, Inc.*	7,044	909
PAR Technology Corp.*	11,462	499
PC Connection, Inc.	4,971	334
Plexus Corp.*	12,030	1,301
Presto Automation, Inc.*	3,175	2
Richardson Electronics Ltd.	5,260	70
Rogers Corp.*	7,602	1,004
Sanmina Corp.*	24,692	1,269
ScanSource, Inc.*	10,711	424
SmartRent, Inc.*	78,443	250
TTM Technologies, Inc.*	45,241	715

NORTHERN FUNDS QUARTERLY REPORT     140    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electronic Equipment, Instruments & Components – 2.7%continued
Vishay Intertechnology, Inc.	56,530	$1,355
Vishay Precision Group, Inc.*	5,199	177
Vuzix Corp.*	26,318	55
		30,091
Energy Equipment & Services – 2.4%
Archrock, Inc.	61,072	940
Atlas Energy Solutions, Inc.	8,140	140
Borr Drilling Ltd.*	96,435	710
Bristow Group, Inc.*	10,056	284
Cactus, Inc., Class A	28,042	1,273
ChampionX Corp.	85,628	2,501
Core Laboratories, Inc.	20,087	355
Diamond Offshore Drilling, Inc.*	44,893	584
DMC Global, Inc.*	8,147	153
Dril-Quip, Inc.*	14,550	339
Expro Group Holdings N.V.*	39,235	625
Forum Energy Technologies, Inc.*	3,910	87
Helix Energy Solutions Group, Inc.*	62,091	638
Helmerich & Payne, Inc.	42,299	1,532
KLX Energy Services Holdings, Inc.*	5,687	64
Kodiak Gas Services, Inc.	7,267	146
Liberty Energy, Inc.	72,020	1,306
Mammoth Energy Services, Inc.*	9,688	43
Nabors Industries Ltd.*	3,916	320
Newpark Resources, Inc.*	34,238	227
Noble Corp. PLC	49,192	2,369
Oceaneering International, Inc.*	43,508	926
Oil States International, Inc.*	26,534	180
Patterson-UTI Energy, Inc.	153,662	1,660
ProFrac Holding Corp., Class A*	10,981	93
ProPetro Holding Corp.*	41,357	347
Ranger Energy Services, Inc.	6,432	66
RPC, Inc.	36,667	267
SEACOR Marine Holdings, Inc.*	10,180	128
Seadrill Ltd.*	22,194	1,049
Select Water Solutions, Inc.	33,963	258
Solaris Oilfield Infrastructure, Inc., Class A	11,958	95
TETRA Technologies, Inc.*	55,730	252
Tidewater, Inc.*	20,364	1,468
U.S. Silica Holdings, Inc.*	32,310	365
Valaris Ltd.*	26,450	1,814
Weatherford International PLC*	31,133	3,046
		26,650
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Entertainment – 0.4%
Atlanta Braves Holdings, Inc., Class A*	4,340	$186
Atlanta Braves Holdings, Inc., ClassC*	20,027	793
Cinemark Holdings, Inc.*	48,214	679
IMAX Corp.*	19,700	296
Lions Gate Entertainment Corp., Class A*	24,799	270
Lions Gate Entertainment Corp., Class B*	53,191	542
Loop Media, Inc.*	15,280	15
Madison Square Garden Entertainment Corp.*	17,132	545
Marcus (The) Corp.	10,136	148
Playstudios, Inc.*	38,296	104
Reservoir Media, Inc.*	8,597	61
Sphere Entertainment Co. (European Stock Exchange)*	11,411	387
Vivid Seats, Inc., Class A*	11,555	73
		4,099
Financial Services – 2.4%
Acacia Research Corp.*	16,675	65
Alerus Financial Corp.	7,811	175
A-Mark Precious Metals, Inc.	8,249	250
AvidXchange Holdings, Inc.*	65,278	809
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,852	293
Cannae Holdings, Inc.*	30,273	591
Cantaloupe, Inc.*	24,998	185
Cass Information Systems, Inc.	6,005	271
Compass Diversified Holdings	27,251	612
Enact Holdings, Inc.	12,998	376
Essent Group Ltd.	45,835	2,417
EVERTEC, Inc.	28,661	1,173
Federal Agricultural Mortgage Corp., Class C	3,968	759
Finance of America Cos., Inc., Class A*	22,990	25
Flywire Corp.*	46,616	1,079
I3 Verticals, Inc., Class A*	9,511	201
International Money Express, Inc.*	14,041	310
Jackson Financial, Inc., Class A	36,260	1,857
Marqeta, Inc., Class A*	208,418	1,455
Merchants Bancorp	7,075	301
Mr Cooper Group, Inc.*	28,231	1,838
NewtekOne, Inc.	9,722	134
NMI Holdings, Inc., Class A*	35,495	1,053
Ocwen Financial Corp.*	2,890	89

EQUITY FUNDS    141    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Financial Services – 2.4%continued
Pagseguro Digital Ltd., Class A*	87,203	$1,087
Payoneer Global, Inc.*	115,690	603
Paysafe Ltd.*	13,584	174
Paysign, Inc.*	13,714	38
PennyMac Financial Services, Inc.	11,200	990
Priority Technology Holdings, Inc.*	7,466	27
Radian Group, Inc.	68,877	1,966
Remitly Global, Inc.*	58,178	1,130
Repay Holdings Corp.*	35,368	302
Security National Financial Corp., Class A*	6,218	56
StoneCo Ltd., Class A*	127,343	2,296
SWK Holdings Corp.*	1,242	22
Velocity Financial, Inc.*	3,952	68
Walker & Dunlop, Inc.	13,936	1,547
Waterstone Financial, Inc.	7,794	111
		26,735
Food Products – 1.0%
Alico, Inc.	3,145	91
B&G Foods, Inc.	30,414	319
Benson Hill, Inc.*	76,445	13
Beyond Meat, Inc.*	25,236	225
BRC, Inc., Class A*	16,382	59
Calavo Growers, Inc.	7,518	221
Cal-Maine Foods, Inc.	18,021	1,034
Dole PLC	30,661	377
Forafric Global PLC*	1,986	21
Fresh Del Monte Produce, Inc.	14,596	383
Hain Celestial Group (The), Inc.*	38,418	421
J&J Snack Foods Corp.	6,606	1,104
John B. Sanfilippo & Son, Inc.	3,902	402
Lancaster Colony Corp.	8,484	1,412
Limoneira Co.	7,805	161
Mission Produce, Inc.*	20,473	207
Seneca Foods Corp., Class A*	2,329	122
Simply Good Foods (The) Co.*	39,755	1,574
Sovos Brands, Inc.*	23,813	525
SunOpta, Inc.*	40,876	224
TreeHouse Foods, Inc.*	22,318	925
Utz Brands, Inc.	31,457	511
Vital Farms, Inc.*	12,897	202
Westrock Coffee Co.*	11,752	120
		10,653
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Gas Utilities – 0.9%
Brookfield Infrastructure Corp., Class A	52,101	$1,838
Chesapeake Utilities Corp.	9,266	979
New Jersey Resources Corp.	42,261	1,884
Northwest Natural Holding Co.	15,504	604
ONE Gas, Inc.	23,980	1,528
RGC Resources, Inc.	3,555	72
Southwest Gas Holdings, Inc.	26,849	1,701
Spire, Inc.	22,387	1,395
		10,001
Ground Transportation – 0.5%
ArcBest Corp.	10,440	1,255
Covenant Logistics Group, Inc.	3,673	169
Daseke, Inc.*	17,994	146
FTAI Infrastructure, Inc.	42,419	165
Heartland Express, Inc.	19,969	285
Marten Transport Ltd.	25,457	534
P.A.M. Transportation Services, Inc.*	2,736	57
RXO, Inc.*	50,980	1,186
TuSimple Holdings, Inc., Class A*	73,807	65
Universal Logistics Holdings, Inc.	3,046	85
Werner Enterprises, Inc.	27,463	1,163
		5,110
Health Care Equipment & Supplies – 2.8%
Accuray, Inc.*	38,790	110
Alphatec Holdings, Inc.*	40,679	615
AngioDynamics, Inc.*	16,867	132
Artivion, Inc.*	17,195	307
AtriCure, Inc.*	20,123	718
Atrion Corp.	592	224
Avanos Medical, Inc.*	19,876	446
Axogen, Inc.*	18,134	124
Axonics, Inc.*	21,628	1,346
Beyond Air, Inc.*	11,277	22
Butterfly Network, Inc.*	62,225	67
Cerus Corp.*	73,828	159
ClearPoint Neuro, Inc.*	10,766	73
CONMED Corp.	13,312	1,458
Cutera, Inc.*	8,845	31
CVRx, Inc.*	4,919	155
Embecta Corp.	25,223	477
Glaukos Corp.*	20,576	1,636
Haemonetics Corp.*	21,940	1,876
Inari Medical, Inc.*	23,226	1,508

NORTHERN FUNDS QUARTERLY REPORT     142    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Equipment & Supplies – 2.8%continued
Inmode Ltd.*	33,484	$745
Inogen, Inc.*	10,227	56
Integer Holdings Corp.*	14,547	1,441
iRadimed Corp.	3,138	149
iRhythm Technologies, Inc.*	13,313	1,425
KORU Medical Systems, Inc.*	15,078	37
Lantheus Holdings, Inc.*	29,750	1,844
LeMaitre Vascular, Inc.	8,674	492
LivaNova PLC*	23,527	1,217
Merit Medical Systems, Inc.*	24,883	1,890
Nano-X Imaging Ltd.*	20,292	129
Neogen Corp.*	95,358	1,918
Nevro Corp.*	15,377	331
Omnicell, Inc.*	19,429	731
OraSure Technologies, Inc.*	31,190	256
Orchestra BioMed Holdings, Inc.*	7,115	65
Orthofix Medical, Inc.*	14,801	200
OrthoPediatrics Corp.*	6,713	218
Outset Medical, Inc.*	22,159	120
Paragon 28, Inc.*	18,595	231
PROCEPT BioRobotics Corp.*	17,748	744
Pulmonx Corp.*	15,483	197
Pulse Biosciences, Inc.*	6,593	81
RxSight, Inc.*	12,415	501
Sanara Medtech, Inc.*	1,520	62
Semler Scientific, Inc.*	2,030	90
SI-BONE, Inc.*	17,663	371
Sight Sciences, Inc.*	9,533	49
Silk Road Medical, Inc.*	16,117	198
STAAR Surgical Co.*	21,005	656
Surmodics, Inc.*	5,925	215
Tactile Systems Technology, Inc.*	9,672	138
Tela Bio, Inc.*	7,055	47
TransMedics Group, Inc.*	13,746	1,085
Treace Medical Concepts, Inc.*	19,040	243
UFP Technologies, Inc.*	3,101	533
Utah Medical Products, Inc.	1,509	127
Varex Imaging Corp.*	16,963	348
Vicarious Surgical, Inc.*	31,895	12
Zimvie, Inc.*	11,550	205
Zynex, Inc.*	8,157	89
		30,970
Health Care Providers & Services – 2.5%
23andMe Holding Co., Class A*	139,974	128
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.5%continued
Accolade, Inc.*	28,937	$348
AdaptHealth Corp.*	41,888	305
Addus HomeCare Corp.*	6,784	630
Agiliti, Inc.*	13,282	105
AirSculpt Technologies, Inc.*	5,251	39
Alignment Healthcare, Inc.*	36,347	313
AMN Healthcare Services, Inc.*	16,712	1,251
Apollo Medical Holdings, Inc.*	18,497	708
Aveanna Healthcare Holdings, Inc.*	21,313	57
Brookdale Senior Living, Inc.*	81,540	475
Cano Health, Inc.*	1,070	6
CareMax, Inc.*	33,297	17
Castle Biosciences, Inc.*	10,519	227
Community Health Systems, Inc.*	52,382	164
CorVel Corp.*	3,829	947
Cross Country Healthcare, Inc.*	14,983	339
DocGo, Inc.*	33,863	189
Enhabit, Inc.*	21,374	221
Ensign Group (The), Inc.	23,840	2,675
Fulgent Genetics, Inc.*	8,702	252
Guardant Health, Inc.*	49,015	1,326
HealthEquity, Inc.*	36,751	2,437
Hims & Hers Health, Inc.*	53,829	479
InfuSystem Holdings, Inc.*	8,126	86
Innovage Holding Corp.*	8,246	49
Invitae Corp.*	117,349	74
Joint (The) Corp.*	6,291	60
LifeStance Health Group, Inc.*	45,359	355
ModivCare, Inc.*	5,400	238
National HealthCare Corp.	5,492	508
National Research Corp.	6,124	242
NeoGenomics, Inc.*	55,211	893
OPKO Health, Inc.*	171,682	259
Option Care Health, Inc.*	72,900	2,456
Owens & Minor, Inc.*	32,096	618
P3 Health Partners, Inc.*	17,638	25
Patterson Cos., Inc.	37,223	1,059
Pediatrix Medical Group, Inc.*	37,043	345
Pennant Group (The), Inc.*	12,236	170
PetIQ, Inc.*	11,578	229
Privia Health Group, Inc.*	49,057	1,130
Progyny, Inc.*	34,622	1,287
Quipt Home Medical Corp.*	18,341	93
RadNet, Inc.*	26,269	913

EQUITY FUNDS    143    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.5%continued
Select Medical Holdings Corp.	45,306	$1,065
Surgery Partners, Inc.*	32,962	1,054
U.S. Physical Therapy, Inc.	6,506	606
Viemed Healthcare, Inc.*	15,237	120
		27,572
Health Care Real Estate Investment Trusts – 0.6%
CareTrust REIT, Inc.	43,966	984
Community Healthcare Trust, Inc.	11,866	316
Diversified Healthcare Trust	101,780	381
Global Medical REIT, Inc.	26,011	289
LTC Properties, Inc.	17,699	568
National Health Investors, Inc.	18,323	1,023
Physicians Realty Trust	103,329	1,375
Sabra Health Care REIT, Inc.	100,533	1,435
Universal Health Realty Income Trust	5,532	239
		6,610
Health Care Technology – 0.5%
American Well Corp., Class A*	110,107	164
Computer Programs and Systems, Inc.*	6,404	72
Definitive Healthcare Corp.*	20,957	208
Evolent Health, Inc., Class A*	48,238	1,593
Health Catalyst, Inc.*	23,862	221
HealthStream, Inc.	10,427	282
Multiplan Corp.*	163,137	235
OptimizeRx Corp.*	7,383	106
Phreesia, Inc.*	23,119	535
Schrodinger, Inc.*	23,552	843
Sharecare, Inc.*	128,007	138
Simulations Plus, Inc.	6,800	304
Veradigm, Inc.*	46,409	487
		5,188
Hotel & Resort Real Estate Investment Trusts – 0.9%
Apple Hospitality REIT, Inc.	94,433	1,569
Braemar Hotels & Resorts, Inc.	29,611	74
Chatham Lodging Trust	20,434	219
DiamondRock Hospitality Co.	91,014	855
Pebblebrook Hotel Trust	51,412	822
RLJ Lodging Trust	67,022	785
Ryman Hospitality Properties, Inc.	25,517	2,808
Service Properties Trust	71,555	611
Summit Hotel Properties, Inc.	45,510	306
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Hotel & Resort Real Estate Investment Trusts – 0.9%continued
Sunstone Hotel Investors, Inc.	90,268	$969
Xenia Hotels & Resorts, Inc.	46,358	631
		9,649
Hotels, Restaurants & Leisure – 2.2%
Accel Entertainment, Inc.*	23,708	243
Bally's Corp.*	12,388	173
Biglari Holdings, Inc., Class B*	347	57
BJ's Restaurants, Inc.*	9,753	351
Bloomin' Brands, Inc.	38,472	1,083
Bluegreen Vacations Holding Corp.	4,688	352
Bowlero Corp., Class A*	7,897	112
Brinker International, Inc.*	19,184	828
Carrols Restaurant Group, Inc.	15,736	124
Century Casinos, Inc.*	10,583	52
Cheesecake Factory (The), Inc.	20,992	735
Chuy's Holdings, Inc.*	7,787	298
Cracker Barrel Old Country Store, Inc.	9,554	736
Dave & Buster's Entertainment, Inc.*	15,807	851
Denny's Corp.*	22,958	250
Dine Brands Global, Inc.	6,622	329
El Pollo Loco Holdings, Inc.*	11,988	106
Everi Holdings, Inc.*	36,223	408
First Watch Restaurant Group, Inc.*	9,709	195
Full House Resorts, Inc.*	14,485	78
Global Business Travel Group I*	13,004	84
Golden Entertainment, Inc.	8,671	346
Hilton Grand Vacations, Inc.*	35,125	1,411
Inspired Entertainment, Inc.*	9,726	96
International Game Technology PLC	47,132	1,292
Jack in the Box, Inc.	8,918	728
Krispy Kreme, Inc.	37,725	569
Kura Sushi U.S.A., Inc., Class A*	2,533	193
Life Time Group Holdings, Inc.*	19,042	287
Light & Wonder, Inc.*	39,913	3,277
Lindblad Expeditions Holdings, Inc.*	14,588	164
Monarch Casino & Resort, Inc.	5,897	408
Mondee Holdings, Inc.*	20,317	56
Nathan's Famous, Inc.	1,144	89
Noodles & Co.*	17,562	55
ONE Group Hospitality (The), Inc.*	9,650	59
Papa John's International, Inc.	14,253	1,087
PlayAGS, Inc.*	16,689	141
Portillo's, Inc., Class A*	19,808	316
Potbelly Corp.*	11,581	121

NORTHERN FUNDS QUARTERLY REPORT     144    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Hotels, Restaurants & Leisure – 2.2%continued
RCI Hospitality Holdings, Inc.	3,829	$254
Red Robin Gourmet Burgers, Inc.*	7,148	89
Red Rock Resorts, Inc., Class A	20,899	1,115
Rush Street Interactive, Inc.*	28,051	126
Sabre Corp.*	142,967	629
SeaWorld Entertainment, Inc.*	15,744	832
Shake Shack, Inc., Class A*	16,565	1,228
Six Flags Entertainment Corp.*	31,257	784
Super Group SGHC Ltd.*	57,474	182
Sweetgreen, Inc., Class A*	41,546	469
Target Hospitality Corp.*	13,649	133
Xponential Fitness, Inc., Class A*	11,118	143
		24,124
Household Durables – 2.4%
Beazer Homes U.S.A., Inc.*	12,768	431
Cavco Industries, Inc.*	3,836	1,330
Century Communities, Inc.	12,488	1,138
Cricut, Inc., Class A	19,946	132
Dream Finders Homes, Inc., Class A*	10,530	374
Ethan Allen Interiors, Inc.	10,114	323
GoPro, Inc., Class A*	53,241	185
Green Brick Partners, Inc.*	11,446	595
Helen of Troy Ltd.*	10,428	1,260
Hooker Furnishings Corp.	4,533	118
Hovnanian Enterprises, Inc., Class A*	2,162	337
Installed Building Products, Inc.	10,377	1,897
iRobot Corp.*	11,793	456
KB Home	31,196	1,949
Landsea Homes Corp.*	9,180	121
La-Z-Boy, Inc.	18,863	696
Legacy Housing Corp.*	4,169	105
LGI Homes, Inc.*	9,099	1,212
Lovesac (The) Co.*	5,878	150
M/I Homes, Inc.*	11,807	1,626
MDC Holdings, Inc.	26,287	1,452
Meritage Homes Corp.	15,929	2,775
Purple Innovation, Inc.	21,689	22
Skyline Champion Corp.*	23,466	1,743
Snap One Holdings Corp.*	8,106	72
Sonos, Inc.*	55,030	943
Taylor Morrison Home Corp.*	45,325	2,418
Traeger, Inc.*	16,184	44
Tri Pointe Homes, Inc.*	42,153	1,492
United Homes Group, Inc.*	2,247	19
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Household Durables – 2.4%continued
Vizio Holding Corp., Class A*	32,638	$251
VOXX International Corp.*	5,733	61
Worthington Enterprises, Inc.	13,512	778
		26,505
Household Products – 0.3%
Central Garden & Pet Co.*	4,253	213
Central Garden & Pet Co., Class A*	17,325	763
Energizer Holdings, Inc.	31,055	984
Oil-Dri Corp. of America	2,127	143
WD-40 Co.	5,949	1,422
		3,525
Independent Power & Renewable Electricity Producers – 0.3%
Altus Power, Inc.*	26,764	183
Montauk Renewables, Inc.*	28,330	252
Ormat Technologies, Inc.	23,242	1,762
Sunnova Energy International, Inc.*	46,892	715
		2,912
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	11,029	257
Industrial Real Estate Investment Trusts – 0.5%
Innovative Industrial Properties, Inc.	12,113	1,221
LXP Industrial Trust	125,729	1,247
Plymouth Industrial REIT, Inc.	19,521	470
Terreno Realty Corp.	36,052	2,260
		5,198
Insurance – 1.7%
Ambac Financial Group, Inc.*	19,224	317
American Coastal Insurance Corp.*	9,171	87
American Equity Investment Life Holding Co.*	34,260	1,912
AMERISAFE, Inc.	8,301	388
BRP Group, Inc., Class A*	25,975	624
CNO Financial Group, Inc.	49,089	1,370
Crawford & Co., Class A	6,348	84
Donegal Group, Inc., Class A	7,132	100
eHealth, Inc.*	12,991	113
Employers Holdings, Inc.	11,346	447
Enstar Group Ltd.*	5,226	1,538
F&G Annuities & Life, Inc.	8,212	378
Fidelis Insurance Holdings Ltd.*	6,501	82
Genworth Financial, Inc., Class A*	202,595	1,353
GoHealth, Inc., Class A*	2,237	30
Goosehead Insurance, Inc., Class A*	9,313	706

EQUITY FUNDS    145    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Insurance – 1.7%continued
Greenlight Capital Re Ltd., Class A*	11,033	$126
HCI Group, Inc.	2,777	243
Hippo Holdings, Inc.*	4,614	42
Horace Mann Educators Corp.	17,738	580
Investors Title Co.	540	87
James River Group Holdings Ltd.	15,451	143
Kingsway Financial Services, Inc.*	4,719	40
Lemonade, Inc.*	22,228	358
Maiden Holdings Ltd.*	40,902	94
MBIA, Inc.*	20,395	125
Mercury General Corp.	11,758	439
National Western Life Group, Inc., Class A	995	481
NI Holdings, Inc.*	3,582	46
Oscar Health, Inc., Class A*	69,528	636
Palomar Holdings, Inc.*	10,624	590
ProAssurance Corp.	22,262	307
Safety Insurance Group, Inc.	6,192	470
Selective Insurance Group, Inc.	26,328	2,619
Selectquote, Inc.*	60,594	83
SiriusPoint Ltd.*	30,769	357
Skyward Specialty Insurance Group, Inc.*	10,313	349
Stewart Information Services Corp.	11,627	683
Tiptree, Inc.	10,418	197
Trupanion, Inc.*	17,065	521
United Fire Group, Inc.	8,870	178
Universal Insurance Holdings, Inc.	10,381	166
		19,489
Interactive Media & Services – 0.7%
Bumble, Inc., Class A*	43,714	644
Cargurus, Inc.*	42,379	1,024
Cars.com, Inc.*	28,680	544
DHI Group, Inc.*	19,244	50
Eventbrite, Inc., Class A*	33,537	280
EverQuote, Inc., Class A*	8,773	107
fuboTV, Inc.*	123,398	392
Grindr, Inc.*	18,196	160
MediaAlpha, Inc., Class A*	9,573	107
Nextdoor Holdings, Inc.*	65,201	123
Outbrain, Inc.*	18,253	80
QuinStreet, Inc.*	22,570	289
Shutterstock, Inc.	10,622	513
System1, Inc.*	17,600	39
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Interactive Media & Services – 0.7%continued
TrueCar, Inc.*	39,071	$135
Vimeo, Inc.*	64,720	254
Yelp, Inc.*	29,182	1,382
Ziff Davis, Inc.*	20,282	1,363
ZipRecruiter, Inc., Class A*	29,041	404
		7,890
IT Services – 0.5%
Applied Digital Corp.*	34,719	234
BigBear.ai Holdings, Inc.*	16,229	35
BigCommerce Holdings, Inc., Class 1*	29,117	283
Brightcove, Inc.*	19,038	49
Couchbase, Inc.*	15,297	344
DigitalOcean Holdings, Inc.*	27,461	1,008
Fastly, Inc., Class A*	52,707	938
Grid Dynamics Holdings, Inc.*	25,041	334
Hackett Group (The), Inc.	11,010	251
Information Services Group, Inc.	15,519	73
Perficient, Inc.*	14,946	984
Rackspace Technology, Inc.*	31,328	63
Squarespace, Inc., Class A*	21,938	724
Thoughtworks Holding, Inc.*	38,969	187
Tucows, Inc., Class A*	4,401	119
Unisys Corp.*	29,663	167
		5,793
Leisure Products – 0.4%
Acushnet Holdings Corp.	13,558	857
AMMO, Inc.*	39,878	84
Clarus Corp.	13,040	90
Escalade, Inc.	4,288	86
Funko, Inc., Class A*	15,451	120
JAKKS Pacific, Inc.*	3,183	113
Johnson Outdoors, Inc., Class A	2,421	129
Latham Group, Inc.*	17,132	45
Malibu Boats, Inc., Class A*	8,882	487
Marine Products Corp.	3,888	44
MasterCraft Boat Holdings, Inc.*	7,390	167
Smith & Wesson Brands, Inc.	19,773	268
Solo Brands, Inc., Class A*	7,486	46
Sturm Ruger & Co., Inc.	7,593	345
Topgolf Callaway Brands Corp.*	62,301	894
Vista Outdoor, Inc.*	24,965	738
		4,513

NORTHERN FUNDS QUARTERLY REPORT     146    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Life Sciences Tools & Services – 0.4%
Adaptive Biotechnologies Corp.*	48,229	$236
Akoya Biosciences, Inc.*	11,560	56
BioLife Solutions, Inc.*	14,710	239
Codexis, Inc.*	30,235	92
CryoPort, Inc.*	19,263	298
Cytek Biosciences, Inc.*	52,035	475
Harvard Bioscience, Inc.*	17,847	96
MaxCyte, Inc.*	36,827	173
Mesa Laboratories, Inc.	2,189	229
NanoString Technologies, Inc.*	20,784	16
Nautilus Biotechnology, Inc.*	22,549	68
OmniAb, Inc.*	40,115	248
Pacific Biosciences of California, Inc.*	109,489	1,074
Quanterix Corp.*	15,404	421
Quantum-Si, Inc.*	44,795	90
Seer, Inc.*	25,908	50
SomaLogic, Inc.*	63,311	160
		4,021
Machinery – 3.5%
374Water, Inc.*	26,496	38
3D Systems Corp.*	57,314	364
Alamo Group, Inc.	4,422	929
Albany International Corp., Class A	13,580	1,334
Astec Industries, Inc.	9,934	370
Barnes Group, Inc.	21,354	697
Blue Bird Corp.*	11,289	304
Chart Industries, Inc.*	18,700	2,549
Columbus McKinnon Corp.	12,137	474
Commercial Vehicle Group, Inc.*	14,399	101
Desktop Metal, Inc., Class A*	126,049	95
Douglas Dynamics, Inc.	9,797	291
Energy Recovery, Inc.*	24,475	461
Enerpac Tool Group Corp.	24,033	747
Enpro, Inc.	9,185	1,440
ESCO Technologies, Inc.	11,227	1,314
Federal Signal Corp.	26,228	2,013
Franklin Electric Co., Inc.	20,216	1,954
Gencor Industries, Inc.*	4,932	80
Gorman-Rupp (The) Co.	10,004	355
Greenbrier (The) Cos., Inc.	13,348	590
Helios Technologies, Inc.	14,320	649
Hillenbrand, Inc.	30,542	1,461
Hillman Solutions Corp.*	84,381	777
Hyliion Holdings Corp.*	65,572	53
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Machinery – 3.5%continued
Hyster-Yale Materials Handling, Inc.	4,883	$304
John Bean Technologies Corp.	13,952	1,387
Kadant, Inc.	5,123	1,436
Kennametal, Inc.	35,115	906
Lindsay Corp.	4,791	619
Luxfer Holdings PLC	10,962	98
Manitowoc (The) Co., Inc.*	14,788	247
Mayville Engineering Co., Inc.*	4,889	70
Microvast Holdings, Inc.*	99,026	139
Miller Industries, Inc.	4,836	204
Mueller Industries, Inc.	49,045	2,312
Mueller Water Products, Inc., Class A	68,150	981
Nikola Corp.*	271,579	238
Omega Flex, Inc.	1,470	104
Park-Ohio Holdings Corp.	3,674	99
Proto Labs, Inc.*	11,523	449
REV Group, Inc.	13,462	245
Shyft Group (The), Inc.	14,678	179
SPX Technologies, Inc.*	19,325	1,952
Standex International Corp.	5,154	816
Tennant Co.	8,085	749
Terex Corp.	29,130	1,674
Titan International, Inc.*	22,412	333
Trinity Industries, Inc.	35,320	939
Velo3D, Inc.*	39,210	16
Wabash National Corp.	20,334	521
Watts Water Technologies, Inc., Class A	11,964	2,493
		38,950
Marine Transportation – 0.3%
Costamare, Inc.	20,007	208
Eagle Bulk Shipping, Inc.	3,997	222
Genco Shipping & Trading Ltd.	17,922	297
Golden Ocean Group Ltd.	52,949	517
Himalaya Shipping Ltd.*	11,200	76
Matson, Inc.	15,119	1,657
Pangaea Logistics Solutions Ltd.	15,556	128
Safe Bulkers, Inc.	28,085	110
		3,215
Media – 0.6%
Advantage Solutions, Inc.*	35,896	130
AMC Networks, Inc., Class A*	13,125	247
Boston Omaha Corp., Class A*	10,367	163
Cardlytics, Inc.*	16,684	154

EQUITY FUNDS    147    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Media – 0.6%continued
Clear Channel Outdoor Holdings, Inc.*	159,758	$291
Daily Journal Corp.*	583	199
Emerald Holding, Inc.*	6,665	40
Entravision Communications Corp., Class A	27,058	113
EW Scripps (The) Co., Class A*	25,127	201
Gambling.com Group Ltd.*	6,591	64
Gannett Co., Inc.*	60,060	138
Gray Television, Inc.	37,609	337
iHeartMedia, Inc., Class A*	46,019	123
Integral Ad Science Holding Corp.*	21,342	307
John Wiley & Sons, Inc., Class A	15,698	498
Magnite, Inc.*	58,867	550
PubMatic, Inc., Class A*	18,674	304
Scholastic Corp.	11,511	434
Sinclair, Inc.	14,136	184
Stagwell, Inc.*	36,085	239
TechTarget, Inc.*	11,110	387
TEGNA, Inc.	87,656	1,341
Thryv Holdings, Inc.*	13,435	273
Townsquare Media, Inc., Class A	5,053	53
Urban One, Inc.*	3,977	16
Urban One, Inc. (NASDAQ Exchange)*	5,627	20
WideOpenWest, Inc.*	20,155	82
		6,888
Metals & Mining – 1.8%
5E Advanced Materials, Inc.*	17,153	24
Alpha Metallurgical Resources, Inc.	5,060	1,715
Arch Resources, Inc.	7,892	1,310
ATI, Inc.*	56,414	2,565
Caledonia Mining Corp. PLC	7,256	88
Carpenter Technology Corp.	21,371	1,513
Century Aluminum Co.*	22,807	277
Coeur Mining, Inc.*	145,344	474
Commercial Metals Co.	51,237	2,564
Compass Minerals International, Inc.	14,683	372
Constellium S.E.*	56,370	1,125
Contango ORE, Inc.*	3,729	68
Dakota Gold Corp.*	23,681	62
Haynes International, Inc.	5,392	308
Hecla Mining Co.	265,240	1,276
i-80 Gold Corp.*	80,123	141
Ivanhoe Electric, Inc.*	28,144	284
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Metals & Mining – 1.8%continued
Kaiser Aluminum Corp.	6,910	$492
Materion Corp.	9,011	1,173
Novagold Resources, Inc.*	103,709	388
Olympic Steel, Inc.	4,316	288
Perpetua Resources Corp.*	16,417	52
Piedmont Lithium, Inc.*	7,950	224
Ramaco Resources, Inc., Class A	9,972	171
Ramaco Resources, Inc., Class B	2,028	27
Ryerson Holding Corp.	12,476	433
Schnitzer Steel Industries, Inc., Class A	11,221	338
SunCoke Energy, Inc.	36,576	393
TimkenSteel Corp.*	19,064	447
Tredegar Corp.	11,550	62
Warrior Met Coal, Inc.	22,673	1,382
Worthington Steel, Inc.*	13,286	373
		20,409
Mortgage Real Estate Investment Trusts – 1.2%
AFC Gamma, Inc.	7,273	87
Angel Oak Mortgage REIT, Inc.	5,134	54
Apollo Commercial Real Estate Finance, Inc.	61,392	721
Arbor Realty Trust, Inc.	80,311	1,219
Ares Commercial Real Estate Corp.	22,071	229
ARMOUR Residential REIT, Inc.	21,769	421
Blackstone Mortgage Trust, Inc., Class A	74,883	1,593
BrightSpire Capital, Inc.	56,427	420
Chicago Atlantic Real Estate Finance, Inc.	7,292	118
Chimera Investment Corp.	97,968	489
Claros Mortgage Trust, Inc.	39,705	541
Dynex Capital, Inc.	25,134	315
Ellington Financial, Inc.	32,292	410
Franklin BSP Realty Trust, Inc.	35,801	484
Granite Point Mortgage Trust, Inc.	22,815	135
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,396	1,280
Invesco Mortgage Capital, Inc.	20,337	180
KKR Real Estate Finance Trust, Inc.	25,621	339
Ladder Capital Corp.	48,850	562
MFA Financial, Inc.	44,072	497
New York Mortgage Trust, Inc.	39,011	333
Nexpoint Real Estate Finance, Inc.	3,536	56
Orchid Island Capital, Inc.	23,725	200

NORTHERN FUNDS QUARTERLY REPORT     148    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Mortgage Real Estate Investment Trusts – 1.2%continued
PennyMac Mortgage Investment Trust	37,492	$560
Ready Capital Corp.	69,296	710
Redwood Trust, Inc.	49,914	370
TPG RE Finance Trust, Inc.	29,147	189
Two Harbors Investment Corp.	41,968	585
		13,097
Multi-Utilities – 0.4%
Avista Corp.	33,630	1,202
Black Hills Corp.	29,433	1,588
Northwestern Energy Group, Inc.	27,011	1,374
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Unitil Corp.	6,955	366
		4,530
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust	73,968	400
City Office REIT, Inc.	17,292	106
COPT Defense Properties	48,941	1,254
Douglas Emmett, Inc.	70,777	1,026
Easterly Government Properties, Inc.	42,285	568
Equity Commonwealth	44,200	849
Hudson Pacific Properties, Inc.	61,023	568
JBG SMITH Properties	44,613	759
Office Properties Income Trust	19,989	146
Orion Office REIT, Inc.	23,827	136
Paramount Group, Inc.	81,161	420
Peakstone Realty Trust	15,710	313
Piedmont Office Realty Trust, Inc., Class A	53,744	382
Postal Realty Trust, Inc., Class A	9,327	136
SL Green Realty Corp.	28,404	1,283
		8,346
Oil, Gas & Consumable Fuels – 4.4%
Amplify Energy Corp.*	16,267	96
Ardmore Shipping Corp.	17,735	250
Berry Corp.	31,925	224
California Resources Corp.	30,517	1,669
Callon Petroleum Co.*	26,508	859
Centrus Energy Corp., Class A*	5,333	290
Chord Energy Corp.	18,296	3,041
Civitas Resources, Inc.	35,369	2,419
Clean Energy Fuels Corp.*	73,593	282
CNX Resources Corp.*	68,648	1,373
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Oil, Gas & Consumable Fuels – 4.4%continued
Comstock Resources, Inc.	40,501	$358
CONSOL Energy, Inc.	13,395	1,347
Crescent Energy Co., Class A	34,185	452
CVR Energy, Inc.	12,721	385
Delek U.S. Holdings, Inc.	27,823	718
DHT Holdings, Inc.	59,620	585
Dorian LPG Ltd.	14,878	653
Empire Petroleum Corp.*	6,394	70
Encore Energy Corp.*	63,628	250
Energy Fuels, Inc.*	68,101	490
Enviva, Inc.	14,404	14
Equitrans Midstream Corp.	191,180	1,946
Evolution Petroleum Corp.	12,434	72
Excelerate Energy, Inc., Class A	7,508	116
FLEX LNG Ltd.	12,771	371
FutureFuel Corp.	11,647	71
Gevo, Inc.*	104,851	122
Golar LNG Ltd.	43,997	1,011
Granite Ridge Resources, Inc.	15,906	96
Green Plains, Inc.*	25,122	634
Gulfport Energy Corp.*	4,878	650
Hallador Energy Co.*	9,921	88
HighPeak Energy, Inc.	5,194	74
International Seaways, Inc.	17,792	809
Kinetik Holdings, Inc.	8,126	271
Kosmos Energy Ltd.*	198,517	1,332
Magnolia Oil & Gas Corp., Class A	77,961	1,660
Matador Resources Co.	49,311	2,804
Murphy Oil Corp.	64,705	2,760
NACCO Industries, Inc., Class A	1,843	67
NextDecade Corp.*	35,415	169
Nordic American Tankers Ltd.	89,749	377
Northern Oil and Gas, Inc.	38,573	1,430
Overseas Shipholding Group, Inc., Class A	27,661	146
Par Pacific Holdings, Inc.*	24,207	880
PBF Energy, Inc., Class A	48,832	2,147
Peabody Energy Corp.	50,152	1,220
Permian Resources Corp.	170,276	2,316
PrimeEnergy Resources Corp.*	325	35
REX American Resources Corp.*	6,722	318
Riley Exploration Permian, Inc.	3,765	103
Ring Energy, Inc.*	48,004	70
SandRidge Energy, Inc.	13,449	184

EQUITY FUNDS    149    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Oil, Gas & Consumable Fuels – 4.4%continued
Scorpio Tankers, Inc.	20,946	$1,273
SFL Corp. Ltd.	49,636	560
SilverBow Resources, Inc.*	9,423	274
Sitio Royalties Corp., Class A	35,922	844
SM Energy Co.	51,743	2,003
Talos Energy, Inc.*	46,991	669
Teekay Corp.*	27,619	197
Teekay Tankers Ltd., Class A	10,447	522
Tellurian, Inc.*	240,762	182
Uranium Energy Corp.*	164,255	1,051
VAALCO Energy, Inc.	45,522	204
Verde Clean Fuels, Inc.*	1,529	4
Vertex Energy, Inc.*	28,023	95
Vital Energy, Inc.*	10,335	470
Vitesse Energy, Inc.	11,080	243
W&T Offshore, Inc.	40,809	133
World Kinect Corp.	25,767	587
		49,485
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,018	254
Glatfelter Corp.*	19,045	37
Sylvamo Corp.	15,746	773
		1,064
Passenger Airlines – 0.4%
Allegiant Travel Co.	6,812	563
Blade Air Mobility, Inc.*	25,993	92
Frontier Group Holdings, Inc.*	17,011	93
Hawaiian Holdings, Inc.*	22,221	315
JetBlue Airways Corp.*	146,081	811
Joby Aviation, Inc.*	122,396	814
SkyWest, Inc.*	17,795	929
Spirit Airlines, Inc.	47,415	777
Sun Country Airlines Holdings, Inc.*	16,046	252
		4,646
Personal Care Products – 0.9%
Beauty Health (The) Co.*	36,845	114
BellRing Brands, Inc.*	57,659	3,196
Edgewell Personal Care Co.	21,810	799
elf Beauty, Inc.*	23,529	3,396
Herbalife Ltd.*	42,657	651
Inter Parfums, Inc.	8,053	1,160
Medifast, Inc.	4,671	314
Nature's Sunshine Products, Inc.*	5,832	101
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Personal Care Products – 0.9%continued
Nu Skin Enterprises, Inc., Class A	21,408	$416
USANA Health Sciences, Inc.*	4,833	259
Waldencast PLC, Class A*	15,840	173
		10,579
Pharmaceuticals – 1.7%
Aclaris Therapeutics, Inc.*	31,277	33
Amneal Pharmaceuticals, Inc.*	51,782	314
Amphastar Pharmaceuticals, Inc.*	16,835	1,041
Amylyx Pharmaceuticals, Inc.*	21,706	320
ANI Pharmaceuticals, Inc.*	6,209	342
Arvinas, Inc.*	21,385	880
Assertio Holdings, Inc.*	39,620	42
Atea Pharmaceuticals, Inc.*	34,185	104
Axsome Therapeutics, Inc.*	15,581	1,240
Biote Corp., Class A*	6,183	31
Bright Green Corp.*	23,899	8
Cara Therapeutics, Inc.*	21,001	16
Cassava Sciences, Inc.*	17,353	391
Citius Pharmaceuticals, Inc.*	53,856	41
Collegium Pharmaceutical, Inc.*	15,140	466
Corcept Therapeutics, Inc.*	35,195	1,143
CorMedix, Inc.*	25,778	97
Cymabay Therapeutics, Inc.*	49,045	1,158
Edgewise Therapeutics, Inc.*	19,088	209
Enliven Therapeutics, Inc.*	10,476	145
Evolus, Inc.*	17,415	183
Eyenovia, Inc.*	16,694	35
EyePoint Pharmaceuticals, Inc.*	11,761	272
Harmony Biosciences Holdings, Inc.*	13,860	448
Harrow, Inc.*	12,766	143
Ikena Oncology, Inc.*	16,647	33
Innoviva, Inc.*	26,203	420
Intra-Cellular Therapies, Inc.*	40,940	2,932
Ligand Pharmaceuticals, Inc.*	7,438	531
Liquidia Corp.*	20,443	246
Longboard Pharmaceuticals, Inc.*	6,718	40
Marinus Pharmaceuticals, Inc.*	22,371	243
Neumora Therapeutics, Inc.*	6,931	118
NGM Biopharmaceuticals, Inc.*	20,033	17
Nuvation Bio, Inc.*	65,098	98
Ocular Therapeutix, Inc.*	34,872	156
Omeros Corp.*	27,133	89
Optinose, Inc.*	37,048	48
Pacira BioSciences, Inc.*	19,644	663

NORTHERN FUNDS QUARTERLY REPORT     150    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Pharmaceuticals – 1.7%continued
Phathom Pharmaceuticals, Inc.*	13,582	$124
Phibro Animal Health Corp., Class A	9,143	106
Pliant Therapeutics, Inc.*	25,321	459
Prestige Consumer Healthcare, Inc.*	21,767	1,333
Rain Oncology, Inc.*	5,886	7
Revance Therapeutics, Inc.*	38,948	342
Scilex Holding Co.*	32,903	67
scPharmaceuticals, Inc.*	12,832	80
SIGA Technologies, Inc.	20,515	115
Supernus Pharmaceuticals, Inc.*	21,301	616
Taro Pharmaceutical Industries Ltd.*	3,651	153
Tarsus Pharmaceuticals, Inc.*	12,641	256
Terns Pharmaceuticals, Inc.*	19,093	124
Theravance Biopharma, Inc.*	21,879	246
Theseus Pharmaceuticals, Inc.*	9,038	37
Third Harmonic Bio, Inc.*	8,728	96
Trevi Therapeutics, Inc.*	17,441	23
Ventyx Biosciences, Inc.*	21,035	52
Verrica Pharmaceuticals, Inc.*	8,899	65
WaVe Life Sciences Ltd.*	26,517	134
Xeris Biopharma Holdings, Inc.*	59,679	140
Zevra Therapeutics, Inc.*	15,732	103
		19,414
Professional Services – 2.5%
Alight, Inc., Class A*	181,493	1,548
ASGN, Inc.*	20,693	1,990
Asure Software, Inc.*	10,780	103
Barrett Business Services, Inc.	2,870	332
BlackSky Technology, Inc.*	52,374	73
CBIZ, Inc.*	21,012	1,315
Conduent, Inc.*	73,142	267
CRA International, Inc.	2,946	291
CSG Systems International, Inc.	13,789	734
ExlService Holdings, Inc.*	70,321	2,170
Exponent, Inc.	22,015	1,938
First Advantage Corp.	23,182	384
FiscalNote Holdings, Inc.*	28,212	32
Forrester Research, Inc.*	4,873	131
Franklin Covey Co.*	4,988	217
Heidrick & Struggles International, Inc.	8,528	252
HireQuest, Inc.	2,370	37
HireRight Holdings Corp.*	5,509	74
Huron Consulting Group, Inc.*	8,364	860
IBEX Holdings Ltd.*	3,728	71
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Professional Services – 2.5%continued
ICF International, Inc.	8,213	$1,101
Innodata, Inc.*	11,247	92
Insperity, Inc.	15,565	1,825
Kelly Services, Inc., Class A	13,795	298
Kforce, Inc.	8,384	567
Korn Ferry	22,870	1,357
Legalzoom.com, Inc.*	52,235	590
Maximus, Inc.	26,608	2,231
Mistras Group, Inc.*	9,180	67
NV5 Global, Inc.*	6,004	667
Parsons Corp.*	18,083	1,134
Planet Labs PBC*	79,006	195
Resources Connection, Inc.	14,102	200
Skillsoft Corp.*	2,287	40
Sterling Check Corp.*	13,524	188
TriNet Group, Inc.*	14,017	1,667
TrueBlue, Inc.*	13,172	202
TTEC Holdings, Inc.	8,172	177
Upwork, Inc.*	54,105	805
Verra Mobility Corp.*	61,179	1,409
Willdan Group, Inc.*	5,443	117
		27,748
Real Estate Management & Development – 0.8%
American Realty Investors, Inc.*	789	14
Anywhere Real Estate, Inc.*	47,146	382
Compass, Inc., Class A*	121,905	458
Cushman & Wakefield PLC*	71,784	775
DigitalBridge Group, Inc.	70,205	1,231
Douglas Elliman, Inc.	35,776	105
eXp World Holdings, Inc.	30,683	476
Forestar Group, Inc.*	7,907	261
FRP Holdings, Inc.*	2,966	186
Kennedy-Wilson Holdings, Inc.	51,692	640
Marcus & Millichap, Inc.	10,434	456
Maui Land & Pineapple Co., Inc.*	3,124	50
Newmark Group, Inc., Class A	60,115	659
Opendoor Technologies, Inc.*	243,890	1,093
RE/MAX Holdings, Inc., Class A	7,823	104
Redfin Corp.*	47,860	494
RMR Group (The), Inc., Class A	6,472	183
St. Joe (The) Co.	15,117	910
Star Holdings*	5,722	86
Stratus Properties, Inc.*	2,481	72

EQUITY FUNDS    151    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Real Estate Management & Development – 0.8%continued
Tejon Ranch Co.*	8,757	$151
Transcontinental Realty Investors, Inc.*	349	12
		8,798
Residential Real Estate Investment Trusts – 0.4%
Apartment Investment and Management Co., Class A*	63,834	500
BRT Apartments Corp.	5,344	99
Centerspace	6,479	377
Clipper Realty, Inc.	6,166	33
Elme Communities	37,898	553
Independence Realty Trust, Inc.	98,003	1,500
NexPoint Residential Trust, Inc.	9,828	339
UMH Properties, Inc.	26,524	406
Veris Residential, Inc.	34,095	536
		4,343
Retail Real Estate Investment Trusts – 1.2%
Acadia Realty Trust	40,380	686
Alexander's, Inc.	904	193
CBL & Associates Properties, Inc.	11,468	280
Getty Realty Corp.	21,036	615
InvenTrust Properties Corp.	29,713	753
Kite Realty Group Trust	95,256	2,178
Macerich (The) Co.	93,839	1,448
NETSTREIT Corp.	30,541	545
Phillips Edison & Co., Inc.	51,639	1,884
Retail Opportunity Investments Corp.	53,240	747
Saul Centers, Inc.	4,924	193
SITE Centers Corp.	83,602	1,139
Tanger, Inc.	44,809	1,242
Urban Edge Properties	49,763	911
Whitestone REIT	20,687	254
		13,068
Semiconductors & Semiconductor Equipment – 3.1%
ACM Research, Inc., Class A*	21,075	412
Aehr Test Systems*	12,281	326
Alpha & Omega Semiconductor Ltd.*	9,850	257
Ambarella, Inc.*	16,436	1,007
Amkor Technology, Inc.	49,296	1,640
Atomera, Inc.*	9,318	65
Axcelis Technologies, Inc.*	14,266	1,850
CEVA, Inc.*	10,015	228
Cohu, Inc.*	20,210	715
Credo Technology Group Holding Ltd.*	49,680	967
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Semiconductors & Semiconductor Equipment – 3.1%continued
Diodes, Inc.*	19,615	$1,579
FormFactor, Inc.*	33,817	1,411
Ichor Holdings Ltd.*	12,215	411
Impinj, Inc.*	10,198	918
indie Semiconductor, Inc., Class A*	66,485	539
inTEST Corp.*	4,953	67
Kulicke & Soffa Industries, Inc.	24,090	1,318
MACOM Technology Solutions Holdings, Inc.*	23,787	2,211
Maxeon Solar Technologies Ltd.*	13,515	97
MaxLinear, Inc.*	33,137	788
Navitas Semiconductor Corp.*	46,882	378
NVE Corp.	1,995	157
Onto Innovation, Inc.*	21,406	3,273
PDF Solutions, Inc.*	13,378	430
Photronics, Inc.*	26,562	833
Power Integrations, Inc.	24,825	2,038
Rambus, Inc.*	47,658	3,253
Semtech Corp.*	27,592	605
Silicon Laboratories, Inc.*	13,800	1,825
SiTime Corp.*	7,526	919
SkyWater Technology, Inc.*	7,744	75
SMART Global Holdings, Inc.*	21,047	398
Synaptics, Inc.*	17,157	1,957
Transphorm, Inc.*	14,916	55
Ultra Clean Holdings, Inc.*	19,196	655
Veeco Instruments, Inc.*	22,147	687
		34,344
Software – 5.8%
8x8, Inc.*	54,069	204
A10 Networks, Inc.	30,319	399
ACI Worldwide, Inc.*	47,533	1,455
Adeia, Inc.	46,067	571
Agilysys, Inc.*	8,730	740
Alarm.com Holdings, Inc.*	21,004	1,357
Alkami Technology, Inc.*	17,316	420
Altair Engineering, Inc., Class A*	23,696	1,994
American Software, Inc., Class A	14,302	162
Amplitude, Inc., Class A*	29,000	369
Appfolio, Inc., Class A*	8,411	1,457
Appian Corp., Class A*	17,722	667
Asana, Inc., Class A*	35,767	680
Aurora Innovation, Inc.*	145,533	636
AvePoint, Inc.*	65,527	538

NORTHERN FUNDS QUARTERLY REPORT     152    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 5.8%continued
Bit Digital, Inc.*	40,391	$171
Blackbaud, Inc.*	19,071	1,653
BlackLine, Inc.*	24,882	1,554
Box, Inc., Class A*	61,236	1,568
Braze, Inc., Class A*	22,968	1,220
C3.ai, Inc., Class A*	35,713	1,025
Cerence, Inc.*	17,204	338
Cipher Mining, Inc.*	19,005	78
Cleanspark, Inc.*	65,916	727
Clear Secure, Inc., Class A	36,118	746
CommVault Systems, Inc.*	19,305	1,542
Consensus Cloud Solutions, Inc.*	8,538	224
CoreCard Corp.*	3,245	45
CS Disco, Inc.*	10,003	76
CXApp, Inc.*	599	1
Digimarc Corp.*	6,111	221
Digital Turbine, Inc.*	40,801	280
Domo, Inc., Class B*	13,776	142
E2open Parent Holdings, Inc.*	74,830	329
eGain Corp.*	9,400	78
Enfusion, Inc., Class A*	16,158	157
EngageSmart, Inc.*	21,461	491
Envestnet, Inc.*	21,714	1,075
Everbridge, Inc.*	17,470	425
EverCommerce, Inc.*	10,401	115
Expensify, Inc., Class A*	24,559	61
Freshworks, Inc., Class A*	70,953	1,667
Instructure Holdings, Inc.*	8,545	231
Intapp, Inc.*	11,913	453
InterDigital, Inc.	11,588	1,258
Jamf Holding Corp.*	30,844	557
Kaltura, Inc.*	36,669	72
LivePerson, Inc.*	36,137	137
LiveRamp Holdings, Inc.*	28,766	1,090
Marathon Digital Holdings, Inc.*	93,243	2,190
Matterport, Inc.*	112,375	302
MeridianLink, Inc.*	11,165	277
MicroStrategy, Inc., Class A*	5,314	3,356
Mitek Systems, Inc.*	19,514	254
Model N, Inc.*	16,849	454
N-able, Inc.*	30,377	402
NextNav, Inc.*	24,420	109
Olo, Inc., Class A*	44,017	252
ON24, Inc.	12,723	100
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 5.8%continued
OneSpan, Inc.*	16,839	$181
PagerDuty, Inc.*	39,809	922
PowerSchool Holdings, Inc., Class A*	24,161	569
Progress Software Corp.	19,101	1,037
PROS Holdings, Inc.*	19,554	759
Q2 Holdings, Inc.*	24,670	1,071
Qualys, Inc.*	16,259	3,191
Rapid7, Inc.*	26,337	1,504
Red Violet, Inc.*	4,691	94
Rimini Street, Inc.*	24,746	81
Riot Platforms, Inc.*	83,247	1,288
Sapiens International Corp. N.V.	13,163	381
SEMrush Holdings, Inc., Class A*	14,106	193
SolarWinds Corp.*	22,205	277
SoundHound AI, Inc., Class A*	57,265	121
SoundThinking, Inc.*	4,400	112
Sprinklr, Inc., Class A*	45,853	552
Sprout Social, Inc., Class A*	20,726	1,273
SPS Commerce, Inc.*	16,044	3,110
Tenable Holdings, Inc.*	49,651	2,287
Terawulf, Inc.*	68,441	164
Varonis Systems, Inc.*	47,558	2,153
Verint Systems, Inc.*	27,009	730
Veritone, Inc.*	11,132	20
Viant Technology, Inc., Class A*	6,500	45
Weave Communications, Inc.*	14,981	172
Workiva, Inc.*	21,712	2,204
Xperi, Inc.*	18,996	209
Yext, Inc.*	45,549	268
Zeta Global Holdings Corp., Class A*	60,809	536
Zuora, Inc., Class A*	58,719	552
		65,208
Specialized Real Estate Investment Trusts – 0.5%
Farmland Partners, Inc.	18,988	237
Four Corners Property Trust, Inc.	39,720	1,005
Gladstone Land Corp.	14,176	205
Outfront Media, Inc.	63,882	892
PotlatchDeltic Corp.	34,375	1,688
Safehold, Inc.	21,509	503
Uniti Group, Inc.	102,770	594
		5,124
Specialty Retail – 2.7%
1-800-Flowers.com, Inc., Class A*	11,674	126

EQUITY FUNDS    153    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Specialty Retail – 2.7%continued
Aaron's (The) Co., Inc.	13,334	$145
Abercrombie & Fitch Co., Class A*	21,369	1,885
Academy Sports & Outdoors, Inc.	31,657	2,089
American Eagle Outfitters, Inc.	80,010	1,693
America's Car-Mart, Inc.*	2,457	186
Arko Corp.	34,638	286
Asbury Automotive Group, Inc.*	9,061	2,038
BARK, Inc.*	61,282	49
Beyond, Inc.*	19,906	551
Big 5 Sporting Goods Corp.	9,502	60
Boot Barn Holdings, Inc.*	13,063	1,003
Buckle (The), Inc.	13,393	636
Build-A-Bear Workshop, Inc.	5,767	133
Caleres, Inc.	14,881	457
Camping World Holdings, Inc., Class A	17,982	472
CarParts.com, Inc.*	23,605	75
Carvana Co.*	41,988	2,223
Cato (The) Corp., Class A	7,629	54
Chico's FAS, Inc.*	52,518	398
Children's Place (The), Inc.*	4,958	115
Designer Brands, Inc., Class A	18,109	160
Destination XL Group, Inc.*	24,750	109
Duluth Holdings, Inc., Class B*	6,382	34
Envela Corp.*	2,668	13
EVgo, Inc.*	47,105	169
Foot Locker, Inc.	35,594	1,109
Genesco, Inc.*	5,004	176
Group 1 Automotive, Inc.	5,978	1,822
GrowGeneration Corp.*	25,933	65
Guess?, Inc.	12,501	288
Haverty Furniture Cos., Inc.	6,541	232
Hibbett, Inc.	5,387	388
J Jill, Inc.*	2,165	56
Lands' End, Inc.*	6,587	63
Lazydays Holdings, Inc.*	2,491	18
Leslie's, Inc.*	78,104	540
MarineMax, Inc.*	9,323	363
Monro, Inc.	13,387	393
National Vision Holdings, Inc.*	33,549	702
ODP (The) Corp.*	14,295	805
OneWater Marine, Inc., Class A*	4,811	163
PetMed Express, Inc.	9,157	69
Rent the Runway, Inc., Class A*	23,207	12
Revolve Group, Inc.*	17,509	290
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Specialty Retail – 2.7%continued
Sally Beauty Holdings, Inc.*	46,904	$623
Shoe Carnival, Inc.	8,053	243
Signet Jewelers Ltd.	19,507	2,092
Sleep Number Corp.*	9,008	134
Sonic Automotive, Inc., Class A	6,515	366
Sportsman's Warehouse Holdings, Inc.*	16,834	72
Stitch Fix, Inc., Class A*	37,786	135
ThredUp, Inc., Class A*	32,355	73
Tile Shop Holdings, Inc.*	12,937	95
Tilly's, Inc., Class A*	9,924	75
Torrid Holdings, Inc.*	4,647	27
Upbound Group, Inc.	23,838	810
Urban Outfitters, Inc.*	28,009	1,000
Warby Parker, Inc., Class A*	36,417	513
Winmark Corp.	1,257	525
Zumiez, Inc.*	7,112	145
		29,641
Technology Hardware, Storage & Peripherals – 0.7%
CompoSecure, Inc.*	6,918	37
Corsair Gaming, Inc.*	15,667	221
CPI Card Group, Inc.*	1,771	34
Eastman Kodak Co.*	25,428	99
Immersion Corp.	13,960	98
Intevac, Inc.*	11,604	50
IonQ, Inc.*	70,202	870
Super Micro Computer, Inc.*	20,255	5,758
Turtle Beach Corp.*	6,921	76
Xerox Holdings Corp.	50,962	934
		8,177
Textiles, Apparel & Luxury Goods – 0.5%
Allbirds, Inc., Class A*	41,841	51
Figs, Inc., Class A*	55,696	387
Fossil Group, Inc.*	20,709	30
G-III Apparel Group Ltd.*	17,942	610
Hanesbrands, Inc.*	151,920	678
Kontoor Brands, Inc.	24,626	1,537
Movado Group, Inc.	6,853	207
Oxford Industries, Inc.	6,477	648
Rocky Brands, Inc.	3,058	92
Steven Madden Ltd.	32,995	1,386

NORTHERN FUNDS QUARTERLY REPORT     154    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Textiles, Apparel & Luxury Goods – 0.5%continued
Vera Bradley, Inc.*	11,595	$89
Wolverine World Wide, Inc.	33,795	300
		6,015
Tobacco – 0.1%
Ispire Technology, Inc.*	7,887	96
Turning Point Brands, Inc.	7,213	190
Universal Corp.	10,619	715
Vector Group Ltd.	63,408	715
		1,716
Trading Companies & Distributors – 2.0%
Alta Equipment Group, Inc.	10,318	128
Applied Industrial Technologies, Inc.	16,872	2,914
Beacon Roofing Supply, Inc.*	25,365	2,207
BlueLinx Holdings, Inc.*	3,754	425
Boise Cascade Co.	17,382	2,249
Custom Truck One Source, Inc.*	23,709	147
Distribution Solutions Group, Inc.*	4,411	139
DXP Enterprises, Inc.*	6,045	204
EVI Industries, Inc.	2,238	53
FTAI Aviation Ltd.	43,564	2,021
GATX Corp.	15,546	1,869
Global Industrial Co.	5,724	222
GMS, Inc.*	17,983	1,482
H&E Equipment Services, Inc.	13,997	732
Herc Holdings, Inc.	12,372	1,842
Hudson Technologies, Inc.*	19,379	261
Karat Packaging, Inc.	2,996	74
McGrath RentCorp	10,827	1,295
MRC Global, Inc.*	36,845	406
NOW, Inc.*	45,856	519
Rush Enterprises, Inc., Class A	27,027	1,360
Rush Enterprises, Inc., Class B	4,068	216
Textainer Group Holdings Ltd.	17,759	874
Titan Machinery, Inc.*	8,841	255
Transcat, Inc.*	3,513	384
Willis Lease Finance Corp.*	1,313	64
Xometry, Inc., Class A*	14,554	523
		22,865
Water Utilities – 0.4%
American States Water Co.	16,089	1,294
Artesian Resources Corp., Class A	3,984	165
Cadiz, Inc.*	17,948	50
California Water Service Group	25,169	1,306
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Water Utilities – 0.4%continued
Consolidated Water Co. Ltd.	6,720	$239
Global Water Resources, Inc.	4,926	64
Middlesex Water Co.	7,584	498
Pure Cycle Corp.*	9,066	95
SJW Group	13,871	907
York Water (The) Co.	6,278	242
		4,860
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	29,039	294
Spok Holdings, Inc.	8,122	126
Telephone and Data Systems, Inc.	42,815	785
Tingo Group, Inc.(1) *	54,007	28
		1,233
Total Common Stocks
(Cost $717,532)		1,105,663

RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(1) *	7,412	—
Cartesian Therapeutics, Inc. (Contingent Value Rights)(1) *	50,322	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) (2) *	26,398	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (2) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (2) *	5,175	—
		—
Total Rights
(Cost $40)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(1) *	1,200	—
Escrow Petrocorp, Inc.(1) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Cassava Sciences, Inc., Exp. 11/15/24, Strike $33.00(1) *	6,941	$—
Total Warrants
(Cost $—)		—

EQUITY FUNDS    155    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(3) (4)	8,333,730	$8,334
Total Investment Companies
(Cost $8,334)		8,334

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.21%, 4/11/24(5) (6)	$655	$646
Total Short-Term Investments
(Cost $645)		646

Total Investments – 99.9%
(Cost $726,551)		1,114,643
Other Assets less Liabilities – 0.1%		709
NET ASSETS – 100.0%		$1,115,352

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)	8/14/2023	$—
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/2019	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/2016	40

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2023 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	91	$9,317	Long	3/24	$691
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.1%
Rights	0.0%
Other	0.0%
Investment Companies	0.8%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$83,161	$—	$5	$83,166
Wireless Telecommunication Services	1,205	—	28	1,233
All Other Industries(1)	1,021,264	—	—	1,021,264
Total Common Stocks	1,105,630	—	33	1,105,663
Investment Companies	8,334	—	—	8,334
Short-Term Investments	—	646	—	646
Total Investments	$1,113,964	$646	$33	$1,114,643
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$691	$—	$—	$691

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     156    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued	December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,475	$100,620	$95,761	$182	$8,334	$8,333,730
EQUITY FUNDS    157    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8%
Aerospace & Defense – 0.8%
AAR Corp.*	59,866	$3,735
Moog, Inc., Class A	67,459	9,767
Triumph Group, Inc.*	10,502	174
		13,676
Automobile Components – 1.2%
Adient PLC*	131,290	4,774
American Axle & Manufacturing Holdings, Inc.*	16,182	143
Dana, Inc.	41,622	608
Goodyear Tire & Rubber (The) Co.*	360,826	5,167
Modine Manufacturing Co.*	51,593	3,080
Patrick Industries, Inc.	3,202	321
Standard Motor Products, Inc.	129,572	5,158
		19,251
Automobiles – 0.0%
Winnebago Industries, Inc.	4,314	314
Banks – 17.3%
1st Source Corp.	18,985	1,043
Amalgamated Financial Corp.	49,818	1,342
Atlantic Union Bankshares Corp.	143,403	5,240
Axos Financial, Inc.*	160,171	8,745
BancFirst Corp.	98,081	9,546
Bancorp (The), Inc.*	89,217	3,440
Banner Corp.	61,679	3,304
Berkshire Hills Bancorp, Inc.	68,789	1,708
Brookline Bancorp, Inc.	166,926	1,821
Cadence Bank	208,698	6,175
Cathay General Bancorp	194,645	8,675
Central Pacific Financial Corp.	75,054	1,477
City Holding Co.	104,356	11,506
Civista Bancshares, Inc.	25,193	465
CNB Financial Corp.	32,458	733
Community Trust Bancorp, Inc.	134,603	5,904
ConnectOne Bancorp, Inc.	56,228	1,288
Customers Bancorp, Inc.*	16,907	974
CVB Financial Corp.	206,439	4,168
Dime Community Bancshares, Inc.	27,972	753
Enterprise Financial Services Corp.	90,587	4,045
Financial Institutions, Inc.	61,256	1,305
First Bancorp	17,481	647
First BanCorp (New York Exchange)	791,203	13,015
First Business Financial Services, Inc.	29,258	1,173
First Commonwealth Financial Corp.	264,016	4,076
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 17.3%continued
First Community Bankshares, Inc.	25,345	$940
First Financial Bancorp	208,591	4,954
First Financial Corp.	100,480	4,324
First Hawaiian, Inc.	17,992	411
First Merchants Corp.	97,483	3,615
First Mid Bancshares, Inc.	26,575	921
Fulton Financial Corp.	205,109	3,376
German American Bancorp, Inc.	4,178	135
Glacier Bancorp, Inc.	55,711	2,302
Great Southern Bancorp, Inc.	36,154	2,146
Hancock Whitney Corp.	138,338	6,722
Heritage Financial Corp.	68,156	1,458
Hilltop Holdings, Inc.	127,873	4,502
Home Bancorp, Inc.	14,064	591
Home BancShares, Inc.	376,102	9,527
Horizon Bancorp, Inc.	62,047	888
Independent Bank Corp.	149,558	9,842
Independent Bank Corp. (NASDAQ Exchange)	34,333	893
International Bancshares Corp.	134,622	7,313
Lakeland Bancorp, Inc.	270,565	4,002
Lakeland Financial Corp.	131,867	8,593
Luther Burbank Corp.*	75,058	804
Mercantile Bank Corp.	25,231	1,019
Metropolitan Bank Holding Corp.*	11,758	651
NBT Bancorp, Inc.	209,996	8,801
OFG Bancorp	123,287	4,621
Old Second Bancorp, Inc.	42,503	656
Pacific Premier Bancorp, Inc.	130,084	3,787
Park National Corp.	33,525	4,454
Pathward Financial, Inc.	3,894	206
Peapack-Gladstone Financial Corp.	32,068	956
Preferred Bank	35,608	2,601
Premier Financial Corp.	29,786	718
QCR Holdings, Inc.	22,359	1,306
Renasant Corp.	90,950	3,063
Republic Bancorp, Inc., Class A	26,503	1,462
S&T Bancorp, Inc.	5,509	184
Sandy Spring Bancorp, Inc.	93,135	2,537
Sierra Bancorp	112,928	2,547
Southern Missouri Bancorp, Inc.	14,671	783
Southside Bancshares, Inc.	23,156	725
SouthState Corp.	102,967	8,696
Summit Financial Group, Inc.	20,648	634

NORTHERN FUNDS QUARTERLY REPORT     158    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 17.3%continued
Texas Capital Bancshares, Inc.*	55,770	$3,605
TriCo Bancshares	125,870	5,409
TrustCo Bank Corp. NY	52,540	1,631
Trustmark Corp.	156,962	4,376
UMB Financial Corp.	60,994	5,096
United Community Banks, Inc.	303,772	8,888
Univest Financial Corp.	67,854	1,495
Veritex Holdings, Inc.	73,575	1,712
WaFd, Inc.	195,480	6,443
WesBanco, Inc.	156,687	4,915
Westamerica BanCorp	3,801	215
WSFS Financial Corp.	173,955	7,990
		283,009
Beverages – 0.0%
Duckhorn Portfolio (The), Inc.*	16,276	160
Primo Water Corp.	22,714	342
		502
Biotechnology – 2.1%
4D Molecular Therapeutics, Inc.*	17,369	352
ADMA Biologics, Inc.*	31,398	142
Agios Pharmaceuticals, Inc.*	48,054	1,070
Akero Therapeutics, Inc.*	38,916	909
Arcellx, Inc.*	6,779	376
Arcturus Therapeutics Holdings, Inc.*	17,624	556
Ardelyx, Inc.*	32,099	199
Bluebird Bio, Inc.*	55,572	77
Bridgebio Pharma, Inc.*	83,819	3,384
Caribou Biosciences, Inc.*	32,046	184
Catalyst Pharmaceuticals, Inc.*	275,227	4,626
Celldex Therapeutics, Inc.*	8,068	320
Chimerix, Inc.*	480,410	462
Cogent Biosciences, Inc.*	11,966	70
Crinetics Pharmaceuticals, Inc.*	7,632	271
Cytokinetics, Inc.*	71,312	5,954
Editas Medicine, Inc.*	47,810	484
Geron Corp.*	65,297	138
Icosavax, Inc.*	32,986	520
Ideaya Biosciences, Inc.*	46,249	1,645
Intellia Therapeutics, Inc.*	51,878	1,582
iTeos Therapeutics, Inc.*	5,025	55
Janux Therapeutics, Inc.*	21,847	234
KalVista Pharmaceuticals, Inc.*	22,671	278
Kiniksa Pharmaceuticals Ltd., Class A*	16,847	295
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 2.1%continued
Kura Oncology, Inc.*	11,270	$162
MacroGenics, Inc.*	206,955	1,991
Myriad Genetics, Inc.*	35,192	674
Nurix Therapeutics, Inc.*	24,777	256
Nuvalent, Inc., Class A*	26,835	1,975
Omniab, Inc.(1) *	6,939	4
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	7
PDL BioPharma, Inc.(1) *	1,029,654	1,658
REGENXBIO, Inc.*	13,531	243
Rhythm Pharmaceuticals, Inc.*	9,551	439
Rocket Pharmaceuticals, Inc.*	11,620	348
Twist Bioscience Corp.*	29,844	1,100
Tyra Biosciences, Inc.*	22,227	308
Veracyte, Inc.*	10,230	281
Verve Therapeutics, Inc.*	32,342	451
Xencor, Inc.*	48,844	1,037
		35,117
Building Products – 1.1%
American Woodmark Corp.*	2,348	218
Apogee Enterprises, Inc.	37,639	2,010
AZZ, Inc.	39,426	2,290
Gibraltar Industries, Inc.*	10,765	850
JELD-WEN Holding, Inc.*	12,004	227
UFP Industries, Inc.	85,284	10,708
Zurn Elkay Water Solutions Corp.	34,898	1,026
		17,329
Capital Markets – 0.5%
Assetmark Financial Holdings, Inc.*	10,442	313
BGC Group, Inc., Class A	47,815	345
Brightsphere Investment Group, Inc.	5,853	112
Donnelley Financial Solutions, Inc.*	52,734	3,289
Hercules Capital, Inc.	20,251	338
Piper Sandler Cos.	1,936	338
StoneX Group, Inc.*	39,802	2,939
Victory Capital Holdings, Inc., Class A	9,449	325
Virtu Financial, Inc., Class A	13,480	273
Virtus Investment Partners, Inc.	1,022	247
		8,519
Chemicals – 1.9%
AdvanSix, Inc.	3,894	117
Ecovyst, Inc.*	16,974	166
Hawkins, Inc.	30,134	2,122
Innospec, Inc.	104,224	12,845

EQUITY FUNDS    159    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Chemicals – 1.9%continued
Mativ Holdings, Inc.	14,748	$226
Minerals Technologies, Inc.	129,116	9,207
Sensient Technologies Corp.	94,277	6,222
Tronox Holdings PLC	22,140	313
		31,218
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	127,581	5,720
Ennis, Inc.	228,943	5,016
GEO Group (The), Inc.*	17,538	190
HNI Corp.	5,843	244
Matthews International Corp., Class A	26,256	962
NL Industries, Inc.	41,262	232
UniFirst Corp.	47,504	8,689
		21,053
Communications Equipment – 0.3%
Digi International, Inc.*	125,569	3,265
NetScout Systems, Inc.*	66,928	1,469
		4,734
Construction & Engineering – 1.6%
Arcosa, Inc.	115,806	9,570
EMCOR Group, Inc.	48,163	10,376
Granite Construction, Inc.	6,177	314
Primoris Services Corp.	84,548	2,808
Sterling Infrastructure, Inc.*	44,008	3,870
		26,938
Construction Materials – 0.8%
Summit Materials, Inc., Class A*	338,630	13,024
Consumer Finance – 1.8%
Encore Capital Group, Inc.*	131,278	6,662
Enova International, Inc.*	110,739	6,131
FirstCash Holdings, Inc.	6,540	709
Navient Corp.	274,053	5,103
Nelnet, Inc., Class A	77,988	6,880
PROG Holdings, Inc.*	44,681	1,381
Regional Management Corp.	17,370	436
World Acceptance Corp.*	21,254	2,774
		30,076
Consumer Staples Distribution & Retail – 1.7%
Andersons (The), Inc.	284,120	16,348
Ingles Markets, Inc., Class A	49,491	4,274
PriceSmart, Inc.	11,690	886
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Consumer Staples Distribution & Retail – 1.7%continued
SpartanNash Co.	71,927	$1,651
Weis Markets, Inc.	62,754	4,014
		27,173
Containers & Packaging – 0.0%
O-I Glass, Inc.*	21,805	357
Pactiv Evergreen, Inc.	25,184	345
		702
Diversified Consumer Services – 0.2%
Adtalem Global Education, Inc.*	6,420	378
Laureate Education, Inc.	177,697	2,436
Perdoceo Education Corp.	9,488	167
Strategic Education, Inc.	3,454	319
		3,300
Diversified Real Estate Investment Trusts – 1.3%
Alpine Income Property Trust, Inc.	19,234	325
American Assets Trust, Inc.	139,334	3,137
Armada Hoffler Properties, Inc.	209,228	2,588
Broadstone Net Lease, Inc.	139,934	2,410
Empire State Realty Trust, Inc., Class A	374,944	3,633
Essential Properties Realty Trust, Inc.	231,893	5,927
One Liberty Properties, Inc.	139,523	3,057
		21,077
Diversified Telecommunication Services – 0.4%
Bandwidth, Inc., Class A*	12,324	178
IDT Corp., Class B*	3,383	115
Iridium Communications, Inc.	161,434	6,645
		6,938
Electric Utilities – 1.9%
MGE Energy, Inc.	61,088	4,417
Otter Tail Corp.	177,354	15,070
PNM Resources, Inc.	187,415	7,796
Portland General Electric Co.	74,309	3,221
		30,504
Electrical Equipment – 1.7%
Encore Wire Corp.	81,529	17,414
EnerSys	84,547	8,536
Preformed Line Products Co.	11,345	1,519
Thermon Group Holdings, Inc.*	4,733	154
		27,623
Electronic Equipment, Instruments & Components – 3.4%
Belden, Inc.	19,590	1,513
ePlus, Inc.*	24,920	1,989

NORTHERN FUNDS QUARTERLY REPORT     160    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Electronic Equipment, Instruments & Components – 3.4%continued
Insight Enterprises, Inc.*	79,913	$14,160
Kimball Electronics, Inc.*	35,778	964
PC Connection, Inc.	216,458	14,548
Plexus Corp.*	17,726	1,917
Sanmina Corp.*	162,857	8,366
ScanSource, Inc.*	35,815	1,419
TTM Technologies, Inc.*	159,030	2,514
Vishay Intertechnology, Inc.	344,715	8,263
		55,653
Energy Equipment & Services – 1.2%
Archrock, Inc.	215,334	3,316
DMC Global, Inc.*	8,024	151
Helmerich & Payne, Inc.	127,895	4,632
Liberty Energy, Inc.	96,681	1,754
Nabors Industries Ltd.*	3,969	324
Newpark Resources, Inc.*	405,635	2,693
Oil States International, Inc.*	59,626	405
Patterson-UTI Energy, Inc.	164,937	1,781
ProFrac Holding Corp., Class A*	65,323	554
ProPetro Holding Corp.*	363,833	3,049
RPC, Inc.	117,796	858
Solaris Oilfield Infrastructure, Inc., Class A	13,198	105
U.S. Silica Holdings, Inc.*	31,105	352
		19,974
Financial Services – 2.6%
Alerus Financial Corp.	24,496	549
Enact Holdings, Inc.	22,825	659
Essent Group Ltd.	95,952	5,061
Finance of America Cos., Inc., Class A*	72,532	80
Merchants Bancorp	6,108	260
Mr Cooper Group, Inc.*	130,369	8,490
NMI Holdings, Inc., Class A*	33,806	1,003
Pagseguro Digital Ltd., Class A*	29,545	368
PennyMac Financial Services, Inc.	112,312	9,925
Radian Group, Inc.	335,976	9,592
Walker & Dunlop, Inc.	54,020	5,997
		41,984
Food Products – 0.4%
Adecoagro S.A.	15,141	168
Alico, Inc.	10,718	312
Fresh Del Monte Produce, Inc.	71,971	1,889
J.M. Smucker (The) Co.	6,552	828
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Food Products – 0.4%continued
Seneca Foods Corp., Class A*	10,767	$565
TreeHouse Foods, Inc.*	58,495	2,424
		6,186
Gas Utilities – 0.6%
Chesapeake Utilities Corp.	28,838	3,046
New Jersey Resources Corp.	4,501	201
ONE Gas, Inc.	36,374	2,318
Southwest Gas Holdings, Inc.	30,870	1,956
Spire, Inc.	37,159	2,316
		9,837
Ground Transportation – 1.2%
ArcBest Corp.	137,318	16,507
Heartland Express, Inc.	11,158	159
Universal Logistics Holdings, Inc.	3,714	104
Werner Enterprises, Inc.	86,050	3,646
		20,416
Health Care Equipment & Supplies – 1.5%
Artivion, Inc.*	6,908	123
Avanos Medical, Inc.*	14,532	326
Integer Holdings Corp.*	50,632	5,017
Lantheus Holdings, Inc.*	92,337	5,725
LivaNova PLC*	16,729	866
Merit Medical Systems, Inc.*	17,789	1,351
Neogen Corp.*	377,552	7,593
UFP Technologies, Inc.*	1,298	223
Varex Imaging Corp.*	66,924	1,372
Zimvie, Inc.*	72,565	1,288
		23,884
Health Care Providers & Services – 2.1%
Accolade, Inc.*	82,278	988
AdaptHealth Corp.*	19,033	139
Addus HomeCare Corp.*	5,032	467
ATI Physical Therapy, Inc.(2) *	1	—
Brookdale Senior Living, Inc.*	124,879	727
Castle Biosciences, Inc.*	8,283	179
Community Health Systems, Inc.*	70,351	220
Cross Country Healthcare, Inc.*	10,659	241
Fulgent Genetics, Inc.*	9,243	267
Innovage Holding Corp.*	192,988	1,158
LifeStance Health Group, Inc.*	167,733	1,313
National HealthCare Corp.	64,629	5,973
NeoGenomics, Inc.*	197,694	3,199
OPKO Health, Inc.*	403,503	609

EQUITY FUNDS    161    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Health Care Providers & Services – 2.1%continued
Option Care Health, Inc.*	188,069	$6,336
Owens & Minor, Inc.*	109,625	2,113
Patterson Cos., Inc.	254,270	7,234
PetIQ, Inc.*	9,177	181
Premier, Inc., Class A	20,340	455
Select Medical Holdings Corp.	39,716	933
Surgery Partners, Inc.*	33,274	1,065
		33,797
Health Care Real Estate Investment Trusts – 1.1%
CareTrust REIT, Inc.	200,321	4,483
LTC Properties, Inc.	5,722	184
National Health Investors, Inc.	108,054	6,035
Physicians Realty Trust	235,829	3,139
Sabra Health Care REIT, Inc.	291,098	4,154
		17,995
Health Care Technology – 0.5%
Computer Programs and Systems, Inc.*	20,461	229
Evolent Health, Inc., Class A*	102,451	3,384
HealthStream, Inc.	9,556	258
Multiplan Corp.*	109,470	158
Veradigm, Inc.*	410,495	4,306
		8,335
Hotel & Resort Real Estate Investment Trusts – 1.7%
Apple Hospitality REIT, Inc.	162,226	2,695
Chatham Lodging Trust	44,175	474
DiamondRock Hospitality Co.	458,143	4,302
RLJ Lodging Trust	144,039	1,688
Ryman Hospitality Properties, Inc.	66,002	7,264
Service Properties Trust	393,741	3,362
Summit Hotel Properties, Inc.	96,747	650
Sunstone Hotel Investors, Inc.	504,929	5,418
Xenia Hotels & Resorts, Inc.	119,120	1,622
		27,475
Hotels, Restaurants & Leisure – 0.6%
Bloomin' Brands, Inc.	12,402	349
Brinker International, Inc.*	6,225	269
International Game Technology PLC	216,671	5,939
Jack in the Box, Inc.	2,909	237
Life Time Group Holdings, Inc.*	27,551	416
RCI Hospitality Holdings, Inc.	12,935	857
Red Rock Resorts, Inc., Class A	39,759	2,120
		10,187
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Household Durables – 5.4%
Beazer Homes U.S.A., Inc.*	174,026	$5,880
Century Communities, Inc.	80,262	7,315
Ethan Allen Interiors, Inc.	167,630	5,351
Green Brick Partners, Inc.*	6,504	338
Helen of Troy Ltd.*	6,135	741
Hooker Furnishings Corp.	91,647	2,390
KB Home	166,288	10,386
La-Z-Boy, Inc.	6,094	225
M/I Homes, Inc.*	43,768	6,029
MDC Holdings, Inc.	10,253	567
Meritage Homes Corp.	77,689	13,534
Taylor Morrison Home Corp.*	294,550	15,714
Tri Pointe Homes, Inc.*	534,385	18,917
Worthington Enterprises, Inc.	7,022	404
		87,791
Household Products – 0.1%
Central Garden & Pet Co., Class A*	27,420	1,208
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	17,014	1,289
Industrial Real Estate Investment Trusts – 1.0%
Innovative Industrial Properties, Inc.	56,319	5,678
LXP Industrial Trust	258,762	2,567
Terreno Realty Corp.	129,908	8,141
		16,386
Insurance – 4.4%
American Equity Investment Life Holding Co.*	413,874	23,094
CNO Financial Group, Inc.	595,482	16,614
Donegal Group, Inc., Class A	33,582	470
Employers Holdings, Inc.	262,661	10,349
Enstar Group Ltd.*	17,712	5,214
Genworth Financial, Inc., Class A*	639,408	4,271
James River Group Holdings Ltd.	5,291	49
Selective Insurance Group, Inc.	86,196	8,575
Skyward Specialty Insurance Group, Inc.*	5,320	180
Stewart Information Services Corp.	37,436	2,199
United Fire Group, Inc.	53,672	1,080
		72,095
Interactive Media & Services – 0.1%
Cars.com, Inc.*	9,409	178

NORTHERN FUNDS QUARTERLY REPORT     162    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Interactive Media & Services – 0.1%continued
DHI Group, Inc.*	76,030	$197
Ziff Davis, Inc.*	20,311	1,365
		1,740
Leisure Products – 0.7%
Acushnet Holdings Corp.	89,701	5,666
Topgolf Callaway Brands Corp.*	183,175	2,627
Vista Outdoor, Inc.*	81,970	2,424
		10,717
Life Sciences Tools & Services – 0.3%
BioLife Solutions, Inc.*	7,315	119
CryoPort, Inc.*	127	2
Harvard Bioscience, Inc.*	56,842	304
Nautilus Biotechnology, Inc.*	65,209	195
Pacific Biosciences of California, Inc.*	296,717	2,911
Quanterix Corp.*	24,820	679
SomaLogic, Inc.*	124,700	315
		4,525
Machinery – 1.9%
Alamo Group, Inc.	26,762	5,625
Barnes Group, Inc.	116,222	3,792
Chart Industries, Inc.*	24,049	3,279
Columbus McKinnon Corp.	66,153	2,581
Enpro, Inc.	10,261	1,608
Kennametal, Inc.	11,375	293
Mueller Industries, Inc.	16,066	758
Standex International Corp.	77,464	12,269
Terex Corp.	9,535	548
Wabash National Corp.	6,735	173
		30,926
Marine Transportation – 0.5%
Costamare, Inc.	100,475	1,046
Golden Ocean Group Ltd.	28,321	276
Matson, Inc.	57,854	6,341
Star Bulk Carriers Corp.	14,533	309
		7,972
Media – 1.2%
PubMatic, Inc., Class A*	6,030	99
Scholastic Corp.	125,070	4,715
Sinclair, Inc.	5,546	72
Stagwell, Inc.*	288	2
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Media – 1.2%continued
TEGNA, Inc.	1,015,764	$15,541
Thryv Holdings, Inc.*	4,870	99
		20,528
Metals & Mining – 2.4%
Alpha Metallurgical Resources, Inc.	2,045	693
Arch Resources, Inc.	2,638	438
Carpenter Technology Corp.	6,852	485
Commercial Metals Co.	420,163	21,025
Ferroglobe PLC*	26,477	172
Materion Corp.	61,881	8,053
Ryerson Holding Corp.	59,083	2,049
Schnitzer Steel Industries, Inc., Class A	68,629	2,070
Warrior Met Coal, Inc.	81,023	4,940
Worthington Steel, Inc.*	7,022	197
		40,122
Mortgage Real Estate Investment Trusts – 0.8%
Blackstone Mortgage Trust, Inc., Class A	224,816	4,782
Franklin BSP Realty Trust, Inc.	268,037	3,621
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,431	950
Ladder Capital Corp.	379,680	4,370
		13,723
Multi-Utilities – 0.8%
Avista Corp.	99,426	3,553
Black Hills Corp.	59,490	3,210
Northwestern Energy Group, Inc.	84,694	4,310
Unitil Corp.	31,059	1,633
		12,706
Office Real Estate Investment Trusts – 0.6%
Brandywine Realty Trust	155,280	838
COPT Defense Properties	95,047	2,436
Equity Commonwealth	223,884	4,299
Paramount Group, Inc.	196,587	1,016
Piedmont Office Realty Trust, Inc., Class A	111,903	796
		9,385
Oil, Gas & Consumable Fuels – 7.5%
Amplify Energy Corp.*	36,363	216
Ardmore Shipping Corp.	23,853	336
Berry Corp.	299,031	2,102
California Resources Corp.	150,241	8,215
Callon Petroleum Co.*	57,486	1,863

EQUITY FUNDS    163    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Oil, Gas & Consumable Fuels – 7.5%continued
Chord Energy Corp.	48,381	$8,042
Civitas Resources, Inc.	166,309	11,372
Clean Energy Fuels Corp.*	284,817	1,091
CNX Resources Corp.*	304,551	6,091
Comstock Resources, Inc.	114,012	1,009
CONSOL Energy, Inc.	19,184	1,929
Delek U.S. Holdings, Inc.	131,206	3,385
DHT Holdings, Inc.	698,886	6,856
Dorian LPG Ltd.	5,700	250
Golar LNG Ltd.	15,147	348
Green Plains, Inc.*	190,191	4,797
Hallador Energy Co.*	18,295	162
International Seaways, Inc.	65,890	2,997
Kinetik Holdings, Inc.	20,155	673
Matador Resources Co.	167,973	9,551
Murphy Oil Corp.	194,800	8,310
Nordic American Tankers Ltd.	29,495	124
Northern Oil and Gas, Inc.	37,757	1,400
Overseas Shipholding Group, Inc., Class A	32,153	169
Par Pacific Holdings, Inc.*	33,302	1,211
PBF Energy, Inc., Class A	124,072	5,454
Peabody Energy Corp.	394,147	9,586
Permian Resources Corp.	484,246	6,586
REX American Resources Corp.*	40,589	1,920
Riley Exploration Permian, Inc.	11,143	303
Ring Energy, Inc.*	80,173	117
Scorpio Tankers, Inc.	85,455	5,196
SM Energy Co.	114,601	4,437
Talos Energy, Inc.*	33,923	483
Teekay Corp.*	53,017	379
Teekay Tankers Ltd., Class A	94,539	4,724
Uranium Energy Corp.*	154,227	987
Vital Energy, Inc.*	6,908	314
W&T Offshore, Inc.	136,660	445
		123,430
Personal Care Products – 0.0%
Edgewell Personal Care Co.	7,263	266
Pharmaceuticals – 1.2%
Amneal Pharmaceuticals, Inc.*	127,675	775
Amphastar Pharmaceuticals, Inc.*	8,326	515
ANI Pharmaceuticals, Inc.*	5,459	301
Fulcrum Therapeutics, Inc.*	32,252	218
Innoviva, Inc.*	9,857	158
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Pharmaceuticals – 1.2%continued
Intra-Cellular Therapies, Inc.*	58,489	$4,189
Ligand Pharmaceuticals, Inc.*	22,907	1,636
Phibro Animal Health Corp., Class A	9,810	114
Prestige Consumer Healthcare, Inc.*	146,140	8,947
Supernus Pharmaceuticals, Inc.*	81,806	2,367
Taro Pharmaceutical Industries Ltd.*	5,309	222
Theravance Biopharma, Inc.*	19,703	221
		19,663
Professional Services – 1.1%
ASGN, Inc.*	7,049	678
Barrett Business Services, Inc.	26,426	3,060
ICF International, Inc.	64,639	8,667
Korn Ferry	75,396	4,475
Resources Connection, Inc.	50,612	717
		17,597
Real Estate Management & Development – 0.2%
Marcus & Millichap, Inc.	33,627	1,469
Newmark Group, Inc., Class A	138,669	1,520
RMR Group (The), Inc., Class A	6,486	183
		3,172
Residential Real Estate Investment Trusts – 0.3%
BRT Apartments Corp.	35,026	651
Centerspace	29,508	1,718
Veris Residential, Inc.	201,989	3,177
		5,546
Retail Real Estate Investment Trusts – 1.5%
Getty Realty Corp.	81,935	2,394
Kite Realty Group Trust	294,948	6,743
Phillips Edison & Co., Inc.	121,164	4,420
RPT Realty	191,450	2,456
SITE Centers Corp.	364,175	4,964
Urban Edge Properties	163,368	2,990
Whitestone REIT	64,049	787
		24,754
Semiconductors & Semiconductor Equipment – 3.7%
Amkor Technology, Inc.	460,636	15,326
Cohu, Inc.*	91,689	3,245
Diodes, Inc.*	73,136	5,889
Onto Innovation, Inc.*	56,416	8,626
Photronics, Inc.*	413,266	12,964
Rambus, Inc.*	216,692	14,789
		60,839

NORTHERN FUNDS QUARTERLY REPORT     164    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Specialized Real Estate Investment Trusts – 0.5%
Farmland Partners, Inc.	42,765	$534
Four Corners Property Trust, Inc.	108,250	2,739
PotlatchDeltic Corp.	114,360	5,615
		8,888
Specialty Retail – 3.2%
Aaron's (The) Co., Inc.	72,531	789
Academy Sports & Outdoors, Inc.	11,039	729
American Eagle Outfitters, Inc.	26,473	560
Asbury Automotive Group, Inc.*	16,712	3,760
Buckle (The), Inc.	69,775	3,316
Destination XL Group, Inc.*	32,702	144
Foot Locker, Inc.	13,183	411
Genesco, Inc.*	7,547	266
Group 1 Automotive, Inc.	42,833	13,053
Guess?, Inc.	7,692	177
Haverty Furniture Cos., Inc.	161,043	5,717
Lands' End, Inc.*	46,368	443
ODP (The) Corp.*	179,308	10,095
Shoe Carnival, Inc.	152,719	4,614
Signet Jewelers Ltd.	6,419	688
Sleep Number Corp.*	11,490	170
Sonic Automotive, Inc., Class A	110,698	6,222
Torrid Holdings, Inc.*	54,222	313
Urban Outfitters, Inc.*	13,021	465
		51,932
Textiles, Apparel & Luxury Goods – 0.4%
Figs, Inc., Class A*	134,318	933
Movado Group, Inc.	98,985	2,984
Oxford Industries, Inc.	26,376	2,638
Rocky Brands, Inc.	9,599	290
		6,845
Tobacco – 0.0%
Vector Group Ltd.	21,867	247
Trading Companies & Distributors – 2.9%
Beacon Roofing Supply, Inc.*	57,669	5,018
BlueLinx Holdings, Inc.*	1,284	145
Boise Cascade Co.	137,344	17,767
DXP Enterprises, Inc.*	91,197	3,073
GATX Corp.	59,515	7,155
GMS, Inc.*	65,654	5,412
NOW, Inc.*	15,601	177
Rush Enterprises, Inc., Class A	108,166	5,441
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Trading Companies & Distributors – 2.9%continued
Rush Enterprises, Inc., Class B	2,598	$138
Textainer Group Holdings Ltd.	51,958	2,556
		46,882
Water Utilities – 0.2%
Artesian Resources Corp., Class A	13,272	550
SJW Group	45,390	2,966
		3,516
Wireless Telecommunication Services – 0.0%
Gogo, Inc.*	17,979	182
Total Common Stocks
(Cost $851,575)		1,602,672

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	89,437	—
Total Rights
(Cost $—)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(1) *	2,100	—
Escrow Spirit MTA REIT(1) *	17,083	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$72
Total Warrants
(Cost $—)		72

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(4) (5)	26,045,105	$26,045
Total Investment Companies
(Cost $26,045)		26,045

EQUITY FUNDS    165    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.26%, 4/11/24(6) (7)	$2,295	$2,262
Total Short-Term Investments
(Cost $2,261)		2,262

Total Investments – 99.5%
(Cost $879,881)		1,631,051
Other Assets less Liabilities – 0.5%		8,385
NET ASSETS – 100.0%		$1,639,436

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Value rounds to less than one thousand.
(3)	Restricted security that has been deemed illiquid. At December 31, 2023, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chinook Therapeutics, Inc. (Contingent Value Rights)	8/14/23	$—

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2023 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	292	$29,896	Long	3/24	$1,603
E-Mini S&P 500	30	7,230	Long	3/24	178
Total					$1,781
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	97.8%
Rights	0.0%
Other	0.0%
Warrants	0.0%
Investment Companies	1.6%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$33,448	$—	$1,669	$35,117
All Other Industries(1)	1,567,555	—	—	1,567,555
Total Common Stocks	1,601,003	—	1,669	1,602,672
Warrants	72	—	—	72
Investment Companies	26,045	—	—	26,045
Short-Term Investments	—	2,262	—	2,262
Total Investments	$1,627,120	$2,262	$1,669	$1,631,051
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,781	$—	$—	$1,781

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     166    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued	December 31, 2023 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$75,543	$207,369	$256,867	$1,951	$26,045	$26,045,105
EQUITY FUNDS    167    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
STOCK INDEX FUND	December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	20,154	$5,206
Boeing (The) Co.*	167,902	43,765
General Dynamics Corp.	66,690	17,318
Howmet Aerospace, Inc.	112,734	6,101
Huntington Ingalls Industries, Inc.	12,473	3,239
L3Harris Technologies, Inc.	55,995	11,794
Lockheed Martin Corp.	65,861	29,851
Northrop Grumman Corp.	42,255	19,781
RTX Corp.	428,520	36,056
Textron, Inc.	60,400	4,857
TransDigm Group, Inc.	16,231	16,419
		194,387
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	32,506	2,808
Expeditors International of Washington, Inc.	44,575	5,670
FedEx Corp.	69,230	17,513
United Parcel Service, Inc., Class B	213,307	33,538
		59,529
Automobile Components – 0.1%
Aptiv PLC*	81,670	7,327
BorgWarner, Inc.	64,324	2,306
		9,633
Automobiles – 1.9%
Ford Motor Co.	1,150,019	14,019
General Motors Co.	400,758	14,395
Tesla, Inc.*	819,272	203,573
		231,987
Banks – 3.2%
Bank of America Corp.	2,035,631	68,540
Citigroup, Inc.	563,785	29,001
Citizens Financial Group, Inc.	132,201	4,381
Comerica, Inc.	42,673	2,382
Fifth Third Bancorp	207,715	7,164
Huntington Bancshares, Inc.	444,280	5,651
JPMorgan Chase & Co.	858,285	145,994
KeyCorp	279,575	4,026
M&T Bank Corp.	50,549	6,929
PNC Financial Services Group (The), Inc.	118,198	18,303
Regions Financial Corp.	265,517	5,146
Truist Financial Corp.	400,619	14,791
U.S. Bancorp	457,825	19,815
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Banks – 3.2%continued
Wells Fargo & Co.	1,080,586	$53,186
Zions Bancorp N.A.	48,565	2,130
		387,439
Beverages – 1.5%
Brown-Forman Corp., Class B	51,147	2,921
Coca-Cola (The) Co.	1,150,725	67,812
Constellation Brands, Inc., Class A	48,551	11,737
Keurig Dr. Pepper, Inc.	293,103	9,766
Molson Coors Beverage Co., Class B	57,690	3,531
Monster Beverage Corp.*	222,198	12,801
PepsiCo, Inc.	406,597	69,057
		177,625
Biotechnology – 2.0%
AbbVie, Inc.	522,327	80,945
Amgen, Inc.	158,552	45,666
Biogen, Inc.*	42,558	11,013
Gilead Sciences, Inc.	367,263	29,752
Incyte Corp.*	52,293	3,283
Moderna, Inc.*	96,088	9,556
Regeneron Pharmaceuticals, Inc.*	31,878	27,998
Vertex Pharmaceuticals, Inc.*	76,897	31,289
		239,502
Broadline Retail – 3.5%
Amazon.com, Inc.*	2,696,103	409,646
eBay, Inc.	158,186	6,900
Etsy, Inc.*	33,444	2,711
		419,257
Building Products – 0.5%
A.O. Smith Corp.	38,427	3,168
Allegion PLC	24,418	3,094
Builders FirstSource, Inc.*	35,406	5,911
Carrier Global Corp.	246,305	14,150
Johnson Controls International PLC	203,640	11,738
Masco Corp.	63,933	4,282
Trane Technologies PLC	68,459	16,697
		59,040
Capital Markets – 3.0%
Ameriprise Financial, Inc.	30,482	11,578
Bank of New York Mellon (The) Corp.	231,574	12,053
BlackRock, Inc.	41,694	33,847
Blackstone, Inc.	209,114	27,377
Cboe Global Markets, Inc.	32,289	5,766

NORTHERN FUNDS QUARTERLY REPORT     168    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Capital Markets – 3.0%continued
Charles Schwab (The) Corp.	441,082	$30,347
CME Group, Inc.	107,494	22,638
FactSet Research Systems, Inc.	10,873	5,187
Franklin Resources, Inc.	76,923	2,292
Goldman Sachs Group (The), Inc.	97,194	37,495
Intercontinental Exchange, Inc.	168,908	21,693
Invesco Ltd.	144,689	2,581
MarketAxess Holdings, Inc.	10,982	3,216
Moody's Corp.	47,128	18,406
Morgan Stanley	374,886	34,958
MSCI, Inc.	23,271	13,163
Nasdaq, Inc.	97,666	5,678
Northern Trust Corp.(1)	63,584	5,365
Raymond James Financial, Inc.	54,368	6,062
S&P Global, Inc.	96,480	42,501
State Street Corp.	93,747	7,262
T. Rowe Price Group, Inc.	66,445	7,156
		356,621
Chemicals – 1.6%
Air Products and Chemicals, Inc.	65,206	17,853
Albemarle Corp.	33,703	4,869
Celanese Corp.	30,093	4,676
CF Industries Holdings, Inc.	57,281	4,554
Corteva, Inc.	207,194	9,929
Dow, Inc.	207,242	11,365
DuPont de Nemours, Inc.	130,002	10,001
Eastman Chemical Co.	37,242	3,345
Ecolab, Inc.	76,156	15,105
FMC Corp.	33,755	2,128
International Flavors & Fragrances, Inc.	78,003	6,316
Linde PLC	144,184	59,218
LyondellBasell Industries N.V., Class A	74,047	7,040
Mosaic (The) Co.	91,878	3,283
PPG Industries, Inc.	70,411	10,530
Sherwin-Williams (The) Co.	70,422	21,965
		192,177
Commercial Services & Supplies – 0.6%
Cintas Corp.	25,981	15,658
Copart, Inc.*	259,234	12,702
Republic Services, Inc.	61,709	10,176
Rollins, Inc.	80,309	3,507
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Commercial Services & Supplies – 0.6%continued
Veralto Corp.	62,713	$5,159
Waste Management, Inc.	109,676	19,643
		66,845
Communications Equipment – 0.8%
Arista Networks, Inc.*	74,524	17,551
Cisco Systems, Inc.	1,204,570	60,855
F5, Inc.*	17,244	3,086
Juniper Networks, Inc.	88,518	2,610
Motorola Solutions, Inc.	49,747	15,575
		99,677
Construction & Engineering – 0.1%
Quanta Services, Inc.	43,776	9,447
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	18,681	9,320
Vulcan Materials Co.	39,610	8,992
		18,312
Consumer Finance – 0.5%
American Express Co.	171,732	32,172
Capital One Financial Corp.	113,049	14,823
Discover Financial Services	75,864	8,527
Synchrony Financial	127,661	4,876
		60,398
Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	131,554	86,836
Dollar General Corp.	64,392	8,754
Dollar Tree, Inc.*	60,577	8,605
Kroger (The) Co.	192,218	8,786
Sysco Corp.	151,899	11,109
Target Corp.	138,170	19,678
Walgreens Boots Alliance, Inc.	204,892	5,350
Walmart, Inc.	421,797	66,496
		215,614
Containers & Packaging – 0.2%
Amcor PLC	409,808	3,950
Avery Dennison Corp.	24,362	4,925
Ball Corp.	90,396	5,200
International Paper Co.	107,457	3,885
Packaging Corp. of America	25,764	4,197
Westrock Co.	71,680	2,976
		25,133
Distributors – 0.1%
Genuine Parts Co.	40,264	5,576

EQUITY FUNDS    169    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Distributors – 0.1%continued
LKQ Corp.	75,452	$3,606
Pool Corp.	11,971	4,773
		13,955
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	2,109,201	35,392
Verizon Communications, Inc.	1,241,773	46,815
		82,207
Electric Utilities – 1.5%
Alliant Energy Corp.	72,219	3,705
American Electric Power Co., Inc.	158,133	12,844
Constellation Energy Corp.	96,242	11,250
Duke Energy Corp.	226,661	21,995
Edison International	111,477	7,969
Entergy Corp.	60,961	6,169
Evergy, Inc.	64,668	3,376
Eversource Energy	106,513	6,574
Exelon Corp.	290,662	10,435
FirstEnergy Corp.	148,340	5,438
NextEra Energy, Inc.	611,303	37,130
NRG Energy, Inc.	66,944	3,461
PG&E Corp.	632,903	11,411
Pinnacle West Capital Corp.	31,239	2,244
PPL Corp.	211,799	5,740
Southern (The) Co.	320,858	22,499
Xcel Energy, Inc.	160,721	9,950
		182,190
Electrical Equipment – 0.6%
AMETEK, Inc.	69,178	11,407
Eaton Corp. PLC	119,138	28,691
Emerson Electric Co.	167,079	16,262
Generac Holdings, Inc.*	17,955	2,320
Hubbell, Inc.	15,935	5,241
Rockwell Automation, Inc.	34,376	10,673
		74,594
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	178,236	17,669
CDW Corp.	39,431	8,963
Corning, Inc.	221,656	6,749
Jabil, Inc.	36,464	4,646
Keysight Technologies, Inc.*	51,740	8,231
TE Connectivity Ltd.	91,549	12,863
Teledyne Technologies, Inc.*	14,048	6,270
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Electronic Equipment, Instruments & Components – 0.6%continued
Trimble, Inc.*	70,082	$3,728
Zebra Technologies Corp., Class A*	15,967	4,364
		73,483
Energy Equipment & Services – 0.3%
Baker Hughes Co.	292,872	10,010
Halliburton Co.	263,307	9,519
Schlumberger N.V.	419,931	21,853
		41,382
Entertainment – 1.2%
Electronic Arts, Inc.	73,831	10,101
Live Nation Entertainment, Inc.*	40,105	3,754
Netflix, Inc.*	130,154	63,369
Take-Two Interactive Software, Inc.*	47,988	7,724
Walt Disney (The) Co.	540,587	48,810
Warner Bros. Discovery, Inc.*	642,211	7,308
		141,066
Financial Services – 4.1%
Berkshire Hathaway, Inc., Class B*	538,973	192,230
Fidelity National Information Services, Inc.	172,613	10,369
Fiserv, Inc.*	179,270	23,814
FleetCor Technologies, Inc.*	21,460	6,065
Global Payments, Inc.	78,588	9,981
Jack Henry & Associates, Inc.	20,529	3,354
Mastercard, Inc., Class A	245,949	104,900
PayPal Holdings, Inc.*	322,672	19,815
Visa, Inc., Class A	473,302	123,224
		493,752
Food Products – 0.9%
Archer-Daniels-Midland Co.	157,074	11,344
Bunge Global S.A.	41,383	4,178
Campbell Soup Co.	54,257	2,345
Conagra Brands, Inc.	135,744	3,890
General Mills, Inc.	170,595	11,113
Hershey (The) Co.	43,926	8,190
Hormel Foods Corp.	80,290	2,578
J.M. Smucker (The) Co.	30,583	3,865
Kellanova	74,926	4,189
Kraft Heinz (The) Co.	231,638	8,566
Lamb Weston Holdings, Inc.	44,388	4,798
McCormick & Co., Inc. (Non Voting)	71,894	4,919

NORTHERN FUNDS QUARTERLY REPORT     170    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Food Products – 0.9%continued
Mondelez International, Inc., Class A	405,811	$29,393
Tyson Foods, Inc., Class A	83,415	4,483
		103,851
Gas Utilities – 0.0%
Atmos Energy Corp.	42,473	4,923
Ground Transportation – 1.1%
CSX Corp.	591,247	20,498
JB Hunt Transport Services, Inc.	25,076	5,009
Norfolk Southern Corp.	66,254	15,661
Old Dominion Freight Line, Inc.	26,992	10,941
Uber Technologies, Inc.*	607,334	37,394
Union Pacific Corp.	181,505	44,581
		134,084
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	514,017	56,578
Align Technology, Inc.*	20,327	5,570
Baxter International, Inc.	155,242	6,002
Becton Dickinson & Co.	85,270	20,791
Boston Scientific Corp.*	432,653	25,012
Cooper (The) Cos., Inc.	14,338	5,426
DENTSPLY SIRONA, Inc.	57,275	2,038
Dexcom, Inc.*	116,044	14,400
Edwards Lifesciences Corp.*	177,377	13,525
GE HealthCare Technologies, Inc.	113,628	8,786
Hologic, Inc.*	74,015	5,288
IDEXX Laboratories, Inc.*	24,892	13,816
Insulet Corp.*	21,600	4,687
Intuitive Surgical, Inc.*	104,855	35,374
Medtronic PLC	392,376	32,324
ResMed, Inc.	44,667	7,684
STERIS PLC	28,417	6,247
Stryker Corp.	100,849	30,200
Teleflex, Inc.	14,692	3,663
Zimmer Biomet Holdings, Inc.	60,457	7,358
		304,769
Health Care Providers & Services – 2.8%
Cardinal Health, Inc.	74,716	7,531
Cencora, Inc.	48,956	10,055
Centene Corp.*	157,065	11,656
Cigna Group (The)	86,258	25,830
CVS Health Corp.	378,421	29,880
DaVita, Inc.*	17,602	1,844
Elevance Health, Inc.	70,031	33,024
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Health Care Providers & Services – 2.8%continued
HCA Healthcare, Inc.	59,401	$16,079
Henry Schein, Inc.*	36,272	2,746
Humana, Inc.	36,413	16,670
Laboratory Corp. of America Holdings	25,986	5,906
McKesson Corp.	39,836	18,443
Molina Healthcare, Inc.*	16,843	6,086
Quest Diagnostics, Inc.	33,233	4,582
UnitedHealth Group, Inc.	274,564	144,550
Universal Health Services, Inc., Class B	19,309	2,943
		337,825
Health Care Real Estate Investment Trusts – 0.2%
Healthpeak Properties, Inc.	152,563	3,021
Ventas, Inc.	115,521	5,758
Welltower, Inc.	164,260	14,811
		23,590
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	218,666	4,257
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc., Class A*	127,643	17,377
Booking Holdings, Inc.*	10,397	36,880
Caesars Entertainment, Inc.*	59,887	2,808
Carnival Corp.*	288,798	5,354
Chipotle Mexican Grill, Inc.*	8,214	18,785
Darden Restaurants, Inc.	36,771	6,042
Domino's Pizza, Inc.	10,171	4,193
Expedia Group, Inc.*	39,461	5,990
Hilton Worldwide Holdings, Inc.	77,025	14,026
Las Vegas Sands Corp.	105,755	5,204
Marriott International, Inc., Class A	73,962	16,679
McDonald's Corp.	215,671	63,949
MGM Resorts International*	85,102	3,802
Norwegian Cruise Line Holdings Ltd.*	128,889	2,583
Royal Caribbean Cruises Ltd.*	69,132	8,952
Starbucks Corp.	336,979	32,353
Wynn Resorts Ltd.	26,414	2,407
Yum! Brands, Inc.	84,489	11,039
		258,423
Household Durables – 0.4%
D.R. Horton, Inc.	90,620	13,773
Garmin Ltd.	46,179	5,936
Lennar Corp., Class A	75,429	11,242
Mohawk Industries, Inc.*	17,614	1,823
NVR, Inc.*	944	6,608

EQUITY FUNDS    171    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Household Durables – 0.4%continued
PulteGroup, Inc.	65,766	$6,788
Whirlpool Corp.	14,654	1,784
		47,954
Household Products – 1.2%
Church & Dwight Co., Inc.	74,341	7,030
Clorox (The) Co.	35,777	5,101
Colgate-Palmolive Co.	243,753	19,430
Kimberly-Clark Corp.	100,863	12,256
Procter & Gamble (The) Co.	697,730	102,245
		146,062
Independent Power & Renewable Electricity Producers – 0.0%
AES (The) Corp.	193,175	3,719
Industrial Conglomerates – 0.8%
3M Co.	162,037	17,714
General Electric Co.	322,461	41,155
Honeywell International, Inc.	195,521	41,003
		99,872
Industrial Real Estate Investment Trusts – 0.3%
Prologis, Inc.	272,508	36,325
Insurance – 2.0%
Aflac, Inc.	159,771	13,181
Allstate (The) Corp.	78,612	11,004
American International Group, Inc.	210,811	14,283
Aon PLC, Class A	59,896	17,431
Arch Capital Group Ltd.*	112,594	8,362
Arthur J. Gallagher & Co.	64,551	14,516
Assurant, Inc.	16,633	2,803
Brown & Brown, Inc.	70,235	4,994
Chubb Ltd.	121,746	27,515
Cincinnati Financial Corp.	44,833	4,638
Everest Group Ltd.	12,473	4,410
Globe Life, Inc.	26,814	3,264
Hartford Financial Services Group (The), Inc.	91,394	7,346
Loews Corp.	54,531	3,795
Marsh & McLennan Cos., Inc.	147,075	27,866
MetLife, Inc.	186,312	12,321
Principal Financial Group, Inc.	67,352	5,299
Progressive (The) Corp.	174,536	27,800
Prudential Financial, Inc.	108,767	11,280
Travelers (The) Cos., Inc.	66,852	12,735
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Insurance – 2.0%continued
W.R. Berkley Corp.	60,126	$4,252
Willis Towers Watson PLC	31,334	7,558
		246,653
Interactive Media & Services – 5.7%
Alphabet, Inc., Class A*	1,756,020	245,298
Alphabet, Inc., Class C*	1,478,115	208,311
Match Group, Inc.*	75,068	2,740
Meta Platforms, Inc., Class A*	658,642	233,133
		689,482
IT Services – 1.2%
Accenture PLC, Class A	186,602	65,481
Akamai Technologies, Inc.*	46,255	5,474
Cognizant Technology Solutions Corp., Class A	151,124	11,414
EPAM Systems, Inc.*	16,468	4,897
Gartner, Inc.*	23,173	10,454
International Business Machines Corp.	269,949	44,150
VeriSign, Inc.*	27,153	5,592
		147,462
Leisure Products – 0.0%
Hasbro, Inc.	35,012	1,788
Life Sciences Tools & Services – 1.4%
Agilent Technologies, Inc.	85,411	11,875
Bio-Rad Laboratories, Inc., Class A*	5,606	1,810
Bio-Techne Corp.	49,447	3,815
Charles River Laboratories International, Inc.*	16,049	3,794
Danaher Corp.	194,187	44,923
Illumina, Inc.*	45,581	6,347
IQVIA Holdings, Inc.*	55,109	12,751
Mettler-Toledo International, Inc.*	6,588	7,991
Revvity, Inc.	34,613	3,784
Thermo Fisher Scientific, Inc.	114,204	60,618
Waters Corp.*	17,944	5,908
West Pharmaceutical Services, Inc.	22,351	7,870
		171,486
Machinery – 1.8%
Caterpillar, Inc.	151,934	44,922
Cummins, Inc.	41,274	9,888
Deere & Co.	79,907	31,953
Dover Corp.	40,923	6,294
Fortive Corp.	101,859	7,500
IDEX Corp.	21,571	4,683

NORTHERN FUNDS QUARTERLY REPORT     172    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Machinery – 1.8%continued
Illinois Tool Works, Inc.	81,886	$21,449
Ingersoll Rand, Inc.	122,404	9,467
Nordson Corp.	15,815	4,178
Otis Worldwide Corp.	123,332	11,035
PACCAR, Inc.	156,904	15,322
Parker-Hannifin Corp.	38,494	17,734
Pentair PLC	49,872	3,626
Snap-on, Inc.	16,281	4,703
Stanley Black & Decker, Inc.	43,692	4,286
Westinghouse Air Brake Technologies Corp.	53,888	6,838
Xylem, Inc.	69,841	7,987
		211,865
Media – 0.7%
Charter Communications, Inc., Class A*	30,305	11,779
Comcast Corp., Class A	1,194,780	52,391
Fox Corp., Class A	67,225	1,995
Fox Corp., Class B	32,601	901
Interpublic Group of (The) Cos., Inc.	107,915	3,522
News Corp., Class A	108,016	2,652
News Corp., Class B	40,064	1,030
Omnicom Group, Inc.	60,269	5,214
Paramount Global, Class B	154,631	2,287
		81,771
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	420,447	17,898
Newmont Corp.	337,031	13,950
Nucor Corp.	73,971	12,874
Steel Dynamics, Inc.	44,649	5,273
		49,995
Multi-Utilities – 0.6%
Ameren Corp.	75,694	5,476
CenterPoint Energy, Inc.	193,255	5,521
CMS Energy Corp.	83,457	4,846
Consolidated Edison, Inc.	100,429	9,136
Dominion Energy, Inc.	251,822	11,836
DTE Energy Co.	59,522	6,563
NiSource, Inc.	115,774	3,074
Public Service Enterprise Group, Inc.	149,018	9,112
Sempra	184,201	13,765
WEC Energy Group, Inc.	91,396	7,693
		77,022
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Office Real Estate Investment Trusts – 0.1%
Alexandria Real Estate Equities, Inc.	47,884	$6,070
Boston Properties, Inc.	45,629	3,202
		9,272
Oil, Gas & Consumable Fuels – 3.5%
APA Corp.	96,117	3,449
Chevron Corp.	519,296	77,458
ConocoPhillips	353,659	41,049
Coterra Energy, Inc.	230,268	5,876
Devon Energy Corp.	185,886	8,421
Diamondback Energy, Inc.	52,936	8,209
EOG Resources, Inc.	171,401	20,731
EQT Corp.	117,048	4,525
Exxon Mobil Corp.	1,185,878	118,564
Hess Corp.	83,042	11,971
Kinder Morgan, Inc.	563,104	9,933
Marathon Oil Corp.	174,076	4,206
Marathon Petroleum Corp.	113,814	16,886
Occidental Petroleum Corp.	194,782	11,630
ONEOK, Inc.	170,049	11,941
Phillips 66	131,859	17,556
Pioneer Natural Resources Co.	68,373	15,376
Targa Resources Corp.	68,207	5,925
Valero Energy Corp.	102,407	13,313
Williams (The) Cos., Inc.	361,347	12,586
		419,605
Passenger Airlines – 0.2%
American Airlines Group, Inc.*	200,433	2,754
Delta Air Lines, Inc.	186,498	7,503
Southwest Airlines Co.	182,583	5,273
United Airlines Holdings, Inc.*	100,610	4,151
		19,681
Personal Care Products – 0.2%
Estee Lauder (The) Cos., Inc., Class A	67,583	9,884
Kenvue, Inc.	502,492	10,819
		20,703
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co.	599,804	30,776
Catalent, Inc.*	48,709	2,188
Eli Lilly & Co.	236,737	137,999
Johnson & Johnson	712,617	111,696
Merck & Co., Inc.	749,642	81,726
Pfizer, Inc.	1,667,972	48,021

EQUITY FUNDS    173    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Pharmaceuticals – 3.7%continued
Viatris, Inc.	337,782	$3,658
Zoetis, Inc.	137,051	27,050
		443,114
Professional Services – 0.7%
Automatic Data Processing, Inc.	121,848	28,387
Broadridge Financial Solutions, Inc.	34,291	7,055
Ceridian HCM Holding, Inc.*	43,614	2,927
Equifax, Inc.	35,780	8,848
Jacobs Solutions, Inc.	36,487	4,736
Leidos Holdings, Inc.	39,148	4,237
Paychex, Inc.	94,484	11,254
Paycom Software, Inc.	13,608	2,813
Robert Half, Inc.	29,659	2,608
Verisk Analytics, Inc.	43,727	10,445
		83,310
Real Estate Management & Development – 0.2%
CBRE Group, Inc., Class A*	92,520	8,613
CoStar Group, Inc.*	122,102	10,670
		19,283
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	41,096	7,694
Camden Property Trust	29,778	2,957
Equity Residential	99,415	6,080
Essex Property Trust, Inc.	18,888	4,683
Invitation Homes, Inc.	165,285	5,638
Mid-America Apartment Communities, Inc.	33,212	4,466
UDR, Inc.	84,736	3,244
		34,762
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	23,562	2,428
Kimco Realty Corp.	197,160	4,202
Realty Income Corp.	217,890	12,511
Regency Centers Corp.	45,926	3,077
Simon Property Group, Inc.	95,415	13,610
		35,828
Semiconductors & Semiconductor Equipment – 8.0%
Advanced Micro Devices, Inc.*	480,331	70,806
Analog Devices, Inc.	148,676	29,521
Applied Materials, Inc.	249,157	40,381
Broadcom, Inc.	130,178	145,311
Enphase Energy, Inc.*	38,715	5,116
First Solar, Inc.*	30,415	5,240
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Semiconductors & Semiconductor Equipment – 8.0%continued
Intel Corp.	1,246,027	$62,613
KLA Corp.	40,619	23,612
Lam Research Corp.	39,318	30,796
Microchip Technology, Inc.	162,402	14,645
Micron Technology, Inc.	327,418	27,942
Monolithic Power Systems, Inc.	13,909	8,773
NVIDIA Corp.	732,726	362,860
NXP Semiconductors N.V.	75,895	17,431
ON Semiconductor Corp.*	129,942	10,854
Qorvo, Inc.*	27,370	3,082
QUALCOMM, Inc.	330,670	47,825
Skyworks Solutions, Inc.	45,602	5,127
Teradyne, Inc.	44,201	4,797
Texas Instruments, Inc.	268,162	45,711
		962,443
Software – 10.6%
Adobe, Inc.*	135,275	80,705
ANSYS, Inc.*	26,304	9,545
Autodesk, Inc.*	64,157	15,621
Cadence Design Systems, Inc.*	81,311	22,147
Fair Isaac Corp.*	7,480	8,707
Fortinet, Inc.*	192,192	11,249
Gen Digital, Inc.	159,265	3,634
Intuit, Inc.	83,394	52,124
Microsoft Corp.	2,204,136	828,843
Oracle Corp.	469,336	49,482
Palo Alto Networks, Inc.*	91,578	27,005
PTC, Inc.*	34,190	5,982
Roper Technologies, Inc.	31,998	17,444
Salesforce, Inc.*	289,184	76,096
ServiceNow, Inc.*	60,834	42,979
Synopsys, Inc.*	45,405	23,379
Tyler Technologies, Inc.*	12,082	5,052
		1,279,994
Specialized Real Estate Investment Trusts – 1.1%
American Tower Corp.	137,355	29,652
Crown Castle, Inc.	130,233	15,001
Digital Realty Trust, Inc.	88,485	11,908
Equinix, Inc.	27,630	22,253
Extra Space Storage, Inc.	63,916	10,248
Iron Mountain, Inc.	89,237	6,245
Public Storage	46,274	14,114
SBA Communications Corp.	31,987	8,115

NORTHERN FUNDS QUARTERLY REPORT     174    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Specialized Real Estate Investment Trusts – 1.1%continued
VICI Properties, Inc.	300,983	$9,595
Weyerhaeuser Co.	215,754	7,502
		134,633
Specialty Retail – 2.0%
AutoZone, Inc.*	5,295	13,691
Bath & Body Works, Inc.	71,978	3,106
Best Buy Co., Inc.	58,101	4,548
CarMax, Inc.*	45,852	3,519
Home Depot (The), Inc.	297,050	102,943
Lowe's Cos., Inc.	171,962	38,270
O'Reilly Automotive, Inc.*	17,723	16,838
Ross Stores, Inc.	101,710	14,076
TJX (The) Cos., Inc.	341,160	32,004
Tractor Supply Co.	32,219	6,928
Ulta Beauty, Inc.*	14,955	7,328
		243,251
Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	4,335,612	834,735
Hewlett Packard Enterprise Co.	381,134	6,472
HP, Inc.	252,008	7,583
NetApp, Inc.	63,912	5,634
Seagate Technology Holdings PLC	55,541	4,742
Western Digital Corp.*	97,014	5,081
		864,247
Textiles, Apparel & Luxury Goods – 0.5%
Lululemon Athletica, Inc.*	34,371	17,574
NIKE, Inc., Class B	364,398	39,563
Ralph Lauren Corp.	10,854	1,565
Tapestry, Inc.	62,683	2,307
VF Corp.	88,049	1,655
		62,664
Tobacco – 0.5%
Altria Group, Inc.	520,280	20,988
Philip Morris International, Inc.	458,384	43,125
		64,113
Trading Companies & Distributors – 0.3%
Fastenal Co.	172,193	11,153
United Rentals, Inc.	20,444	11,723
W.W. Grainger, Inc.	13,313	11,032
		33,908
Water Utilities – 0.1%
American Water Works Co., Inc.	56,380	7,442
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	151,976	$24,366
Total Common Stocks
(Cost $3,349,383)		11,871,049

INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(2) (3)	164,381,911	164,382
Total Investment Companies
(Cost $164,382)		164,382

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
5.29%, 4/11/24(4) (5)	$9,195	$9,063
Total Short-Term Investments
(Cost $9,058)		9,063

Total Investments – 99.9%
(Cost $3,522,823)		12,044,494
Other Assets less Liabilities – 0.1%		10,212
NET ASSETS – 100.0%		$12,054,706

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2023 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	739	$178,099	Long	3/24	$6,349

EQUITY FUNDS    175    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.5%
Investment Companies	1.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$11,871,049	$—	$—	$11,871,049
Investment Companies	164,382	—	—	164,382
Short-Term Investments	—	9,063	—	9,063
Total Investments	$12,035,431	$9,063	$—	$12,044,494
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$6,349	$—	$—	$6,349

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$85,432	$798,998	$720,048	$—	$—	$5,106	$164,382	$164,381,911
Northern Trust Corp.	5,580	396	325	(254)	(32)	136	5,365	63,584
Total	$91,012	$799,394	$720,373	$(254)	$(32)	$5,242	$169,747	164,445,495
NORTHERN FUNDS QUARTERLY REPORT     176    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.5%
Air Freight & Logistics – 1.1%
C.H. Robinson Worldwide, Inc.	22,226	$1,920
Expeditors International of Washington, Inc.	17,035	2,167
United Parcel Service, Inc., Class B	2,987	470
		4,557
Automobiles – 2.2%
Tesla, Inc.*	34,905	8,673
Banks – 2.8%
Citigroup, Inc.	69,847	3,593
Commerce Bancshares, Inc.	17,558	938
First Hawaiian, Inc.	63,680	1,456
JPMorgan Chase & Co.	29,945	5,093
		11,080
Beverages – 2.2%
Coca-Cola (The) Co.	98,343	5,795
PepsiCo, Inc.	17,344	2,946
		8,741
Biotechnology – 3.5%
AbbVie, Inc.	13,774	2,134
Amgen, Inc.	19,185	5,526
Biogen, Inc.*	6,809	1,762
Gilead Sciences, Inc.	44,887	3,636
Vertex Pharmaceuticals, Inc.*	2,511	1,022
		14,080
Broadline Retail – 2.3%
Amazon.com, Inc.*	55,322	8,406
eBay, Inc.	4,248	185
Etsy, Inc.*	6,703	543
		9,134
Building Products – 2.0%
Fortune Brands Innovations, Inc.	29,991	2,284
Masco Corp.	16,396	1,098
Owens Corning	14,338	2,125
Trane Technologies PLC	10,975	2,677
		8,184
Capital Markets – 2.9%
Bank of New York Mellon (The) Corp.	47,998	2,498
BlackRock, Inc.	3,037	2,466
Invesco Ltd.	124,282	2,217
Janus Henderson Group PLC	69,332	2,090
State Street Corp.	28,986	2,245
		11,516
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Chemicals – 0.6%
Mosaic (The) Co.	4,993	$178
Sherwin-Williams (The) Co.	7,550	2,355
		2,533
Commercial Services & Supplies – 0.1%
Rollins, Inc.	6,418	280
Communications Equipment – 0.5%
Cisco Systems, Inc.	36,810	1,860
F5, Inc.*	1,391	249
		2,109
Construction & Engineering – 0.8%
AECOM	13,713	1,267
EMCOR Group, Inc.	998	215
WillScot Mobile Mini Holdings Corp.*	39,524	1,759
		3,241
Consumer Finance – 0.6%
Ally Financial, Inc.	17,975	628
SLM Corp.	93,622	1,790
		2,418
Consumer Staples Distribution & Retail – 0.1%
Sysco Corp.	2,649	194
Distributors – 0.6%
Pool Corp.	5,651	2,253
Diversified Telecommunication Services – 0.4%
Iridium Communications, Inc.	39,561	1,628
Electric Utilities – 0.3%
Exelon Corp.	28,404	1,020
Electrical Equipment – 0.9%
Acuity Brands, Inc.	11,932	2,444
Rockwell Automation, Inc.	3,884	1,206
		3,650
Entertainment – 0.6%
Electronic Arts, Inc.	17,676	2,418
Financial Services – 4.2%
Berkshire Hathaway, Inc., Class B*	6,372	2,273
Equitable Holdings, Inc.	58,051	1,933
Fidelity National Information Services, Inc.	38,830	2,332
Mastercard, Inc., Class A	4,864	2,075
MGIC Investment Corp.	110,750	2,136
Visa, Inc., Class A	10,056	2,618

EQUITY FUNDS    177    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Financial Services – 4.2%continued
Voya Financial, Inc.	24,257	$1,770
Western Union (The) Co.	149,397	1,781
		16,918
Food Products – 0.9%
General Mills, Inc.	24,378	1,588
Kellanova	33,761	1,888
WK Kellogg Co.	8,461	111
		3,587
Ground Transportation – 0.5%
Landstar System, Inc.	10,290	1,993
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	12,717	1,400
Edwards Lifesciences Corp.*	24,927	1,901
Hologic, Inc.*	27,885	1,992
IDEXX Laboratories, Inc.*	4,780	2,653
Intuitive Surgical, Inc.*	4,116	1,389
		9,335
Health Care Providers & Services – 4.2%
Cardinal Health, Inc.	22,484	2,266
Cencora, Inc.	11,931	2,451
Cigna Group (The)	10,485	3,140
DaVita, Inc.*	18,796	1,969
Humana, Inc.	3,847	1,761
Laboratory Corp. of America Holdings	9,849	2,239
McKesson Corp.	5,124	2,372
UnitedHealth Group, Inc.	1,398	736
		16,934
Health Care Real Estate Investment Trusts – 0.3%
Healthpeak Properties, Inc.	55,204	1,093
Hotel & Resort Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc.	64,971	1,265
Hotels, Restaurants & Leisure – 2.7%
Airbnb, Inc., Class A*	4,104	559
Booking Holdings, Inc.*	1,207	4,281
Domino's Pizza, Inc.	1,340	552
Hilton Worldwide Holdings, Inc.	14,377	2,618
Starbucks Corp.	15,389	1,478
Travel + Leisure Co.	28,776	1,125
		10,613
Household Products – 2.6%
Clorox (The) Co.	11,408	1,626
Colgate-Palmolive Co.	29,961	2,388
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Household Products – 2.6%continued
Kimberly-Clark Corp.	14,928	$1,814
Procter & Gamble (The) Co.	31,423	4,605
		10,433
Independent Power & Renewable Electricity Producers – 0.5%
Clearway Energy, Inc., Class C	75,548	2,072
Insurance – 2.5%
Aflac, Inc.	28,181	2,325
Allstate (The) Corp.	1,702	238
American International Group, Inc.	7,570	513
Hartford Financial Services Group (The), Inc.	18,801	1,511
Lincoln National Corp.	26,286	709
MetLife, Inc.	28,194	1,865
Principal Financial Group, Inc.	8,380	659
Prudential Financial, Inc.	22,467	2,330
		10,150
Interactive Media & Services – 5.2%
Alphabet, Inc., Class A*	83,949	11,727
Alphabet, Inc., Class C*	43,025	6,063
Match Group, Inc.*	5,503	201
Meta Platforms, Inc., Class A*	7,718	2,732
		20,723
IT Services – 2.8%
Accenture PLC, Class A	15,734	5,521
Cognizant Technology Solutions Corp., Class A	2,795	211
International Business Machines Corp.	32,570	5,327
		11,059
Life Sciences Tools & Services – 1.5%
Agilent Technologies, Inc.	18,976	2,638
Mettler-Toledo International, Inc.*	1,838	2,229
Waters Corp.*	3,392	1,117
		5,984
Machinery – 1.1%
Donaldson Co., Inc.	20,115	1,314
Illinois Tool Works, Inc.	10,890	2,853
Otis Worldwide Corp.	4,468	400
		4,567
Media – 1.2%
Comcast Corp., Class A	73,616	3,228
Sirius XM Holdings, Inc.	279,609	1,529
		4,757

NORTHERN FUNDS QUARTERLY REPORT     178    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Metals & Mining – 1.1%
Nucor Corp.	8,655	$1,506
Reliance Steel & Aluminum Co.	7,568	2,117
Steel Dynamics, Inc.	7,928	936
		4,559
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	13,505	826
Oil, Gas & Consumable Fuels – 2.7%
Cheniere Energy, Inc.	10,069	1,719
ConocoPhillips	20,371	2,364
Exxon Mobil Corp.	4,663	466
Marathon Petroleum Corp.	15,872	2,355
ONEOK, Inc.	25,201	1,770
Valero Energy Corp.	15,964	2,075
		10,749
Pharmaceuticals – 2.6%
Bristol-Myers Squibb Co.	69,721	3,577
Eli Lilly & Co.	1,413	824
Johnson & Johnson	11,761	1,843
Merck & Co., Inc.	6,197	676
Zoetis, Inc.	16,621	3,281
		10,201
Professional Services – 2.7%
Automatic Data Processing, Inc.	14,852	3,460
Broadridge Financial Solutions, Inc.	10,893	2,241
Paychex, Inc.	10,661	1,270
Paylocity Holding Corp.*	10,038	1,655
Robert Half, Inc.	26,377	2,319
		10,945
Real Estate Management & Development – 0.6%
CBRE Group, Inc., Class A*	26,038	2,424
Residential Real Estate Investment Trusts – 0.5%
AvalonBay Communities, Inc.	11,001	2,060
Semiconductors & Semiconductor Equipment – 6.0%
Applied Materials, Inc.	30,315	4,913
Enphase Energy, Inc.*	16,677	2,204
Lam Research Corp.	4,817	3,773
NVIDIA Corp.	23,720	11,746
Texas Instruments, Inc.	8,206	1,399
		24,035
Software – 12.2%
Adobe, Inc.*	10,805	6,446
Autodesk, Inc.*	10,653	2,594
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%continued
Software – 12.2%continued
Cadence Design Systems, Inc.*	10,106	$2,752
Intuit, Inc.	9,287	5,805
Manhattan Associates, Inc.*	1,434	309
Microsoft Corp.	77,840	29,271
Teradata Corp.*	39,438	1,716
		48,893
Specialized Real Estate Investment Trusts – 0.6%
Weyerhaeuser Co.	63,819	2,219
Specialty Retail – 4.2%
Best Buy Co., Inc.	15,432	1,208
Home Depot (The), Inc.	20,457	7,089
Lowe's Cos., Inc.	21,431	4,770
Ulta Beauty, Inc.*	1,878	920
Williams-Sonoma, Inc.	13,584	2,741
		16,728
Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	143,826	27,691
HP, Inc.	31,855	958
		28,649
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.*	720	481
NIKE, Inc., Class B	9,149	994
Tapestry, Inc.	7,634	281
		1,756
Trading Companies & Distributors – 1.2%
Fastenal Co.	36,920	2,392
W.W. Grainger, Inc.	3,104	2,572
		4,964
Total Common Stocks
(Cost $294,291)		398,200

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 5.17%(1) (2)	1,723,632	1,724
Total Investment Companies
(Cost $1,724)		1,724

EQUITY FUNDS    179    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
5.30%, 4/11/24(3) (4)	$75	$74
Total Short-Term Investments
(Cost $74)		74

Total Investments – 100.0%
(Cost $296,089)		399,998
Other Assets less Liabilities – 0.0%		80
NET ASSETS – 100.0%		$400,078

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2023 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	6	$1,446	Long	3/24	$53
At December 31, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.5%
Investment Companies	0.5%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$398,200	$—	$—	$398,200
Investment Companies	1,724	—	—	1,724
Short-Term Investments	—	74	—	74
Total Investments	$399,924	$74	$—	$399,998
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$53	$—	$—	$53

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,063	$33,616	$39,955	$122	$1,724	$1,723,632
NORTHERN FUNDS QUARTERLY REPORT     180    EQUITY FUNDS